UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
(Name and address of agent for service)

800-208-5212
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

INNOVATOR

Semi-Annual Report

INNOVATOR IBD® ETFS (FFTY & BOUT)

INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)

INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)

INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)

INNOVATOR HEDGED TSLA STRATEGY ETF (TSLH)

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)

INNOVATOR MANAGED FLOOR ETFS (QFLR & SFLR)

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)

April 30, 2024
Innovator ETFs Trust

INNOVATOR ETFs TRUST

Letter to Shareholders

Dear Valued Shareholders,

Thank you for your interest and participation in Innovator ETFs. We are continuing to see significant expansion of the types of Defined Outcome products being offered in the marketplace and we are encouraged by the positive responses we continue to receive from investors and advisors regarding our ETFs.

Over the 12 months ending April 30, 2024, we saw the S&P 500 gain over 20%. The period began with a strong 10% increase but was followed by a three-month drawdown due to rising interest rates. Overall, the market showed resilience and growth as the economic backdrop remained stable.

The Federal Reserve continued its tightening cycle and increased interest rates by 0.50% to a resting level of 5.5%. The fight against inflation has progressed, but inflation remains sticky at 3.4%, still above the Fed’s target. As a result, interest rate expectations have been reassessed, with expectations of rate cuts falling. Whether or not the Fed will be able to get inflation back down to its 2% target without also triggering a recession remains to be seen.

Equity volatility remained below historical averages, as investors found relief in the Fed pausing its rate hike cycle. Sectors like Information Technology and Consumer Discretionary outperformed the market, suggesting investors have a growing risk appetite. Distributions of returns continued to be heavily skewed, with the Magnificent 7 accounting for 36% of the S&P 500 return for the period, signaling weak market breadth.

With uncertainty surrounding the interest rate path, along with elevated bond market volatility, investors continue to look for ways to maintain exposure to the market’s upside potential while also seeking to mitigate downside risk. During the period, Innovator brought 30 new ETFs to market, including new quarterly offerings and Buffer Income strategies. Expanding our Defined Outcome suite has provided financial advisors with a broader array of risk-managed solutions. This diversity allows them to customize investment strategies more effectively to meet their clients’ specific risk tolerance and financial objectives.

Today, with over 100 Defined Outcome ETFs, we offer the industry’s largest and widest-ranging lineup and we have no intention of slowing down.

On behalf of the Innovator team, thank you for the confidence and trust you’ve placed in us and our products over the past year. We are eager to continue working with you in the months ahead and wish you all the best in the coming year.

Bruce Bond,

CEO

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Continued)

Market data sourced from Bloomberg.

The views in this report were those of the Fund’s CEO as of April 30, 2024 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus or summary prospectus. The Funds’ investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus and summary prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

4

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited)

FFTY

The Innovator IBD® 50 ETF seeks to track the investment results of the IBD® 50 Index. IBD® 50 is Investor’s Business Daily’s signature investing tool – targeting companies that are generating outstanding profit growth, big sales increases, wide profit margins and a high return on equity.

For the period of November 1, 2023 through April 30, 2024 equity markets experience healthy gains, broadly driven by the “Magnificent 7” names, yet assisted by dovish comments by the Federal Reserve and a healthy labor market.

FFTY’s unconstrained methodology allowed it to outperform the broad market over this time frame both due to its exposure to NVDA, as well as its overweight to small-cap stocks.

BOUT

The Innovator IBD® Breakout Opportunities ETF seeks to provide exposure to the investment results of the IBD® Breakout Stocks Index. The Index leverages decades of Investor’s Business Daily research and seeks to identify stock breakout opportunities, or stocks poised to experience a period of sustained price growth beyond the security’s recent “resistance level”, with consideration for various market conditions.

In the period of November 1, 2023 through April 30, 2024, equity markets experienced strong returns. Broad market performance was largely driven by the narrow “Magnificent 7” companies – of which BOUT’s methodology does not allow for inclusion in the ETF.

While BOUT experienced healthy positive performance for the period stated above, the lack of exposure to the “Magnificent 7”, led it to slightly underperform the broad market.

LOUP

The previous period from November 1, 2023 to April 30, 2024 was another strong period for technology investing as excitement around artificial intelligence (AI) drove sector outperformance. M&A and venture investing bounced off lows, showing a broad optimism in the sector. In particular, LOUP’s exposure to stocks that fell within the Deepwater Frontier Tech Index’s Artificial Intelligence theme drove strong performance.

The market was again “narrow,” with Magnificent 7 stocks powering the Nasdaq 100 to strong positive returns.

5

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

Due to market-cap weight constraints that are part of the Deepwater Frontier Tech Index’s methodology, LOUP doesn’t own mega-cap technology stocks, but rather owns companies believed to be on the frontier of technology. LOUP’s ability to generate strong positive returns without exposure to the Magnificent 7 highlights the strength of the Deepwater Frontier Tech Index’s ability to identify names on the frontier of innovation, rather than established names.

EPRF

EPRF is the only 100% investment grade preferred ETF available. Investment grade preferred stocks tend to have more duration than benchmark preferred stocks because their higher credit quality typically means they are structured as perpetual cash flows (no maturity).

From 10/31/2023 through 4/30/2024, preferreds were one of the best performing fixed income asset classes. Long term Treasury rates remained low and, in general, a broader risk-on sentiment aided the sector.

Over the time period listed above, EPRF performed mostly in line with benchmark preferred stocks. The risk-on environment did not materially impact EPRF, with its higher credit quality. Even after its recent price rally, the asset class continues to provide attractive yields.

BUFF

The Fund seeks to provide investors with returns of the FTSE Laddered Power Buffer Strategy Index (Index). The Index is comprised of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

6

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

BUFB

The Fund seeks to provide investors with returns of the MerQube U.S. Large Cap Equity Buffer Laddered Index. The Index is comprised of the shares of twelve Innovator U.S. Equity Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

BSTP & PSTP

The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.

Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.

The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

7

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

TSLH

The Fund seeks to match the returns of the Tesla Inc (TSLA) up to a stated upside Cap, while limiting downside losses to TSLA by the amount of its stated Floor over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where Tesla Inc is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Funds to soften market losses during the reporting periods and outperform Tesla Inc. Alternatively, in markets where Tesla Inc is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than Tesla Inc.

The period of November 1, 2023 through April 30, 2024 was characterized by extreme volatility for Tesla. As the year closed, investors showed concern over softening EV demand and rising economic headwinds. As the new year began, the stock again surged after deliveries exceeded analyst estimates and the company made comments around the long term potential of artificial intelligence (AI).

SFLR

During the six months ended April 30, 2024, SFLR generated a total return of 15.65%. Over the same period, the S&P 500 Index returned 20.98% climbing steadily higher amidst declining volatility. The options overlay portion of the portfolio is comprised of two components: short-dated call overwriting (“Calls”) and long-dated put buying (“Puts”). Both components detracted from the fund’s return, with the calls generating a 2.57% loss and the puts contributing a 1.92% loss, for a combined loss of 4.49%. The index replication strategy generated 0.19% of excess return over the S&P 500.

QFLR

Since its inception on January 24, 2024, through April 30, 2024, QFLR generated a total return of 0.82%. Over the same period, the Nasdaq-100 returned -0.12%. The options overlay portion of the portfolio is comprised of two components: short-dated call overwriting (“Calls”) and long-dated put buying

8

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

(“Puts”). The calls contributed a gain of 1.40%, while the puts contributed a loss of 0.53%. The index replication strategy generated an excess return of 0.18% over the Nasdaq-100 Index.

IGTR

Over the six months ended on April 30, 2024, IGTR generated a total return of 24.54%. Over the same period, the S&P Global BMI Index returned 19.87%. For November, December and January, IGTR was allocated to the S&P 500 Index. In February, it rotated into the International Developed Momentum Index, where it remained through the end of April. These allocations helped IGTR outperform its benchmark.

XUSP

The Fund is actively managed and seeks to provide investors with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust (SPY) after achieving performance thresholds.

In markets where the S&P 500 Index is down, the Fund is designed to match the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund has potential to outperform the S&P 500 Index performance during periods where SPY achieves sustained positive performance.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

9

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2024 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$28,571
$10,664
4/8/2015
10/31/2015
10/31/2016
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator IBD® 50 ETF (NAV)
S&P 500® Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	11.38%	-17.04%	-5.11%	0.71%
Market Return	11.46%	-17.04%	-5.10%	0.71%
S&P 500® Index	22.66%	8.06%	13.19%	12.28%
IBD® 50 Index (b)	12.74%	-16.48%	-4.51%	-3.23	% (c)

(a)  Inception date is April 8, 2015.

(b)  The Fund began tracking the IBD® 50 Index on November 20, 2017.

(c)  Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.09% and 0.80%, respectively. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund. Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule-based, computer-generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

11

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2024 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$21,500
$19,200
$16,900
$14,600
$12,300
$10,000
$7,700
$19,183
$14,875
$13,845
9/12/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator IBD® Breakout Opportunities ETF (NAV)
IBD® Breakout Stocks Index
S&P 500® Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	10.54%	0.07%	10.76%	5.95%
Market Return	10.72%	0.10%	10.83%	5.97%
S&P 500® Index	22.66%	8.06%	13.19%	12.27%
IBD® Breakout Stocks Index	12.03%	1.30%	12.18%	7.31%

(a)  Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

13

INNOVATOR DEEPWATER FRONTIER TECH ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Deepwater Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2024 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$23,000
$20,400
$17,800
$15,200
$12,600
$10,000
$7,400
$18,182
$17,514
$15,982
7/24/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Deepwater Frontier Tech ETF (NAV)
Dow Jones Global Index
Deepwater Frontier Tech Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Deepwater Frontier Tech ETF
NAV Return	31.28%	-6.52%	11.27%	10.21%
Market Return	32.18%	-6.47%	11.41%	10.26%
Dow Jones Global Index	17.31%	3.95%	9.33%	8.47%
Deepwater Frontier Tech Index	32.51%	-5.91%	12.09%	10.92%

(a)  Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

14

INNOVATOR DEEPWATER FRONTIER TECH ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization-weighted index generally representative of the global market.

The Deepwater Frontier Tech Index is a rules-based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

15

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to April 30, 2024 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,993
$11,567
$11,166
5/23/2016
10/31/2016
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator S&P Investment Grade Preferred ETF (NAV)
S&P U.S. High Quality Preferred Stock Index
S&P U.S. Preferred Stock Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	4.11%	-3.75%	0.56%	1.40%
Market Return	3.78%	-3.87%	0.50%	1.31%
S&P U.S. High Quality Preferred Stock Index	4.38%	-3.45%	0.91%	1.85%
S&P U.S. Preferred Stock Index	7.81%	-0.96%	2.91%	3.35%

(a)  Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

16

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. – listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

17

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Power Buffer ETF from its inception (October 19, 2016) to April 30, 2024 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$28,000
$25,000
$22,000
$19,000
$16,000
$13,000
$10,000
$7,000
$26,846
$17,542
10/19/2016
10/31/2016
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Laddered Allocation Power Buffer ETF (NAV)
S&P 500® Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Laddered Allocation Power Buffer ETF
NAV Return	14.02%	6.26%	4.52%	7.75%
Market Return	14.12%	6.29%	4.59%	7.79%
S&P 500® Index	22.66%	8.06%	13.19%	14.02%
Refinitiv Laddered Power Buffer Strategy Index (b)	14.08%	6.34%	N/A	7.55	% (c)

(a)  Inception date is October 19, 2016.

(b)  The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.

(c)  Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net

18

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

expense ratio of the Fund was 0.89%. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator U.S. Equity Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index – Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF’s name. Each Innovator U.S. Equity Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide “laddered” investing in the twelve Innovator U.S. Equity Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

19

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Buffer ETF from its inception (February 8, 2022) to April 30, 2024 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$12,100
$11,400
$10,700
$10,000
$9,300
$8,600
$11,656
$11,631
$11,546
2/8/2022
10/31/2022
10/31/2023
4/30/2024
Innovator Laddered Allocation Buffer ETF (NAV)
S&P 500® Index
MerQube U.S. Large Cap Equity Buffer Laddered Index

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Laddered Allocation Buffer ETF
NAV Return	17.19%	7.04%
Market Return	17.35%	7.09%
S&P 500® Index	22.66%	6.69%
MerQube U.S. Large Cap Equity Buffer Laddered Index	17.31%	7.14%

(a)  Inception date is February 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

20

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, MerQube U.S. Large Cap Equity Buffer Laddered Index and S&P 500® Index include the reinvestment of all dividends, if any.

The MerQube U.S. Large Cap Equity Buffer Laddered Index is equally weighted in the shares of the twelve Innovator U.S. Equity Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index – Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF’s name. Each Innovator U.S. Equity Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide “laddered” investing in the twelve Innovator U.S. Equity Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFB.

21

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,409
$11,987
$11,629
3/7/2022
10/31/2022
10/31/2023
4/30/2024
Innovator Buffer Step-Up Strategy ETF (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Buffer Step-Up Strategy ETF
NAV Return	15.02%	7.28%
Market Return	15.16%	7.29%
S&P 500® Index – Price Return	20.78%	8.80%
S&P 500® Index – Total Return	22.66%	10.57%

(a)  Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

22

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSTP.

23

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Power Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,409
$11,987
$11,344
3/7/2022
10/31/2022
10/31/2023
4/30/2024
Innovator Power Buffer Step-Up Strategy ETF (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Power Buffer Step-Up Strategy ETF
NAV Return	10.98%	6.05%
Market Return	11.10%	6.05%
S&P 500® Index – Price Return	20.78%	8.80%
S&P 500® Index – Total Return	22.66%	10.57%

(a)  Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

24

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSTP.

25

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Hedged TSLA Strategy ETF from its inception (July 25, 2022) to April 30, 2024 as compared with Tesla, Inc. and the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
7/25/2022
10/31/2022
10/31/2023
4/30/2024
$14,365
$14,147
$9,898
$6,828
Innovator Hedged TSLA Strategy ETF (NAV)
Tesla, Inc.
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Hedged TSLA Strategy ETF
NAV Return	7.80%	-0.58%
Market Return	8.02%	-0.54%
Tesla, Inc.	11.55%	-19.42%
NASDAQ-100 Index – Price Return	31.67%	21.73%
NASDAQ-100 Index – Total Return	32.77%	22.79%

(a)  Inception date is July 25, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

26

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Tesla Inc. and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSLH.

27

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Uncapped Accelerated U.S. Equity ETF from its inception (August 10, 2022) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13000
$12000
$11000
$10000
$9000
$8000
8/10/2022
10/31/2022
10/31/2023
4/30/2024
$12,301
$12,245
$11,961
Innovator Uncapped Accelerated U.S. Equity ETF (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Uncapped Accelerated U.S. Equity ETF
NAV Return	24.38%	12.49%
Market Return	24.75%	12.60%
S&P 500® Index – Price Return	20.78%	10.97%
S&P 500® Index – Total Return	22.66%	12.79%

(a)  Inception date is August 10, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

28

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XUSP.

29

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Managed Floor ETF from its inception (January 24, 2024) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$10,500
$10,250
$10,000
$9,750
$9,500
$10,082
$9,988
$9,967
1/24/2024
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Nasdaq – 100 Managed Floor ETF (NAV)
Nasdaq 100 Index – Price Return
Nasdaq 100 Index – Total Return

Total Returns As of April 30, 2024
Since Inception (a)
Innovator Nasdaq-100 Managed Floor ETF
NAV Return	0.82%
Market Return	1.30%
NASDAQ-100 Index – Price Return	-0.33%
NASDAQ-100 Index – Total Return	-0.12%

(a)  Inception date is January 24, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QFLR.

INNOVATOR EQUITY MANAGED FLOOR ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Equity Managed Floor ETF from its inception (November 8, 2022) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13,500
$12,625
$11,750
$10,875
$10,000
$13,473
$13,155
$12,860
11/8/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Equity Managed Floor ETF (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Equity Managed Floor ETF
NAV Return	18.97%	18.60%
Market Return	19.34%	18.82%
S&P 500® Index – Price Return	20.78%	20.44%
S&P 500® Index – Total Return	22.66%	22.41%

(a)  Inception date is November 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

32

INNOVATOR EQUITY MANAGED FLOOR ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/SFLR.

33

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Gradient Tactical Rotation Strategy ETF from its inception (November 16, 2022) to April 30, 2024 as compared with the S&P Global Broad Market Index – Total Return and S&P 500® Index – Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,017
$12,520
$10,820
11/16/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Gradient Tactical Rotation Strategy ETF (NAV)
S&P Global Broad Market Index – Total Return
S&P 500® Index – Total Return

	Average Annual Total Returns As of April 30, 2024
	1 Year	Since Inception (a)
Innovator Gradient Tactical Rotation Strategy ETF
NAV Return	26.43%	5.58%
Market Return	26.02%	5.14%
S&P Global Broad Market Index – Total Return	17.29%	16.74%
S&P 500® Index – Total Return	22.66%	19.91%

(a)  Inception date is November 16, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

34

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index Total Return and S&P Global BMI Total Return Index include the reinvestment of all dividends, if any.

The S&P Global Broad Market Index is a market capitalization-weighted index providing a broad measure of global equities markets.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IGTR.

35

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to April 30, 2024 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

36

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator IBD 50® ETF (NAV)					0.80%
Actual	$1,000.00	$1,240.90	$4.46 (a	)
Hypothetical	1,000.00	1,020.89	4.02 (a	)
Innovator IBD® Breakout Opportunities ETF (NAV)					0.80%
Actual	1,000.00	1,172.90	4.32 (a	)
Hypothetical	1,000.00	1,020.89	4.02 (a	)
Innovator Deepwater Frontier Tech ETF (NAV)					0.70%
Actual	1,000.00	1,301.20	4.01 (a	)
Hypothetical	1,000.00	1,021.38	3.52 (a	)
Innovator S&P Investment Grade Preferred ETF (NAV)					0.47%
Actual	1,000.00	1,134.00	2.49 (a	)
Hypothetical	1,000.00	1,022.53	2.36 (a	)
Innovator Laddered Allocation Power Buffer ETF (NAV)					0.10%
Actual	1,000.00	1,118.00	0.53 (a	)
Hypothetical	1,000.00	1,024.37	0.50 (a	)
Innovator Laddered Allocation Buffer ETF (NAV)					0.10%
Actual	1,000.00	1,157.50	0.54 (a	)
Hypothetical	1,000.00	1,024.37	0.50 (a	)
Innovator Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	1,140.10	4.74 (a	)
Hypothetical	1,000.00	1,020.44	4.47 (a	)
Innovator Power Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	1,104.90	4.66 (a	)
Hypothetical	1,000.00	1,020.44	4.47 (a	)
Innovator Hedged TSLA Strategy ETF (NAV)					0.79%
Actual	1,000.00	1,007.00	3.94 (a	)
Hypothetical	1,000.00	1,020.93	3.97 (a	)
Innovator Uncapped Accelerated U.S. Equity ETF (NAV)					0.79%
Actual	1,000.00	1,268.40	4.46 (a	)
Hypothetical	1,000.00	1,020.93	3.97 (a	)
Innovator Nasdaq-100 Managed Floor ETF (NAV)					0.89%
Actual	1,000.00	1,008.20	2.37 (a	)
Hypothetical	1,000.00	1,020.44	4.47 (b	)
Innovator Equity Managed Floor ETF (NAV)					0.89%
Actual	1,000.00	1,156.50	4.77 (a	)
Hypothetical	1,000.00	1,020.44	4.47 (a	)
Innovator Gradient Tactical Rotation Strategy ETF (NAV)					0.80%
Actual	1,000.00	1,265.20	4.51 (a	)
Hypothetical	1,000.00	1,020.89	4.02 (a	)

(a)  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

(b)  For comparative purposes only as the Fund was not in operation for the full six month period.

37

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.87%
Aerospace & Defense – 1.02%
AeroVironment, Inc. (a)	5,357	$855,995

Banks – 3.58%
Citigroup, Inc.	13,548	830,899
Deutsche Bank AG (b)	25,676	412,100
First Citizens BancShares, Inc. – Class A	1,033	1,742,423
		2,985,422
Biotechnology – 1.00%
Intra-Cellular Therapies, Inc. (a)	11,573	831,057

Building Materials – 3.19%
AAON, Inc. (b)	28,313	2,663,970

Commercial Services – 7.06%
Cintas Corp.	638	420,021
Cleanspark, Inc. (a)	149,747	2,452,856
Nuvei Corp. (b)	13,166	423,155
Quanta Services, Inc.	10,028	2,592,840
		5,888,872
Diversified Financial Services – 11.42%
American Express Co.	7,079	1,656,698
Apollo Global Management, Inc.	3,755	406,967
Ares Management Corp. – Class A	12,450	1,656,971
Blue Owl Capital, Inc.	90,126	1,702,480
FTAI Aviation Ltd.	34,566	2,426,879
Interactive Brokers Group, Inc. – Class A	14,637	1,685,011
		9,535,006
Electrical Components & Equipment – 3.52%
Eaton Corp. PLC	7,965	2,534,941
Powell Industries, Inc.	2,837	405,691
		2,940,632
Electronics – 7.15%
Hubbell, Inc.	4,247	1,573,598
Napco Security Technologies, Inc.	67,318	2,739,843
nVent Electric PLC	22,960	1,654,727
		5,968,168

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Engineering & Construction – 7.30%
Comfort Systems USA, Inc. (b)	9,596	$2,969,098
EMCOR Group, Inc.	8,741	3,122,023
		6,091,121
Healthcare – Products – 8.29%
Boston Scientific Corp. (a)	5,804	417,134
Natera, Inc. (a)	18,498	1,718,094
PROCEPT BioRobotics Corp. (a)(b)	56,440	2,990,191
TransMedics Group, Inc. (a)(b)	19,044	1,792,612
		6,918,031
Healthcare – Services – 3.50%
Oscar Health, Inc. – Class A (a)	168,391	2,924,952

Home Builders – 1.01%
PulteGroup, Inc.	7,540	840,107

Insurance – 0.50%
Lemonade, Inc. (a)	24,304	418,758

Internet – 7.11%
Alphabet, Inc. – Class A (a)	5,319	865,827
Alphabet, Inc. – Class C (a)	5,254	865,019
MakeMyTrip Ltd. (a)	38,738	2,564,843
PDD Holdings, Inc. – ADR (a)	6,635	830,569
Trip.com Group Ltd. – ADR (a)	16,725	807,148
		5,933,406
Leisure Time – 4.61%
Norwegian Cruise Line Holdings Ltd. (a)	43,646	825,782
Royal Caribbean Cruises Ltd. (a)(b)	21,663	3,024,805
		3,850,587
Machinery – Diversified – 1.50%
Cactus, Inc. – Class A	8,088	401,488
Ingersoll Rand, Inc.	9,149	853,785
		1,255,273

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Miscellaneous Manufacturing – 2.10%
Axon Enterprise, Inc. (a)	5,597	$1,755,555

Oil & Gas – 2.95%
Permian Resources Corp. (b)	147,095	2,463,841

Oil & Gas Services – 3.52%
Tidewater, Inc. (a)(b)	31,963	2,935,802

Retail – 4.29%
Texas Roadhouse, Inc.	2,700	434,106
Wingstop, Inc. (b)	8,166	3,142,195
		3,576,301
Semiconductors – 2.76%
ACM Research, Inc. – Class A (a)(b)	90,190	2,301,649

Software – 9.48%
Datadog, Inc. – Class A (a)	19,981	2,507,616
GigaCloud Technology, Inc. – Class A (a)(b)	82,484	2,622,166
HubSpot, Inc. (a)	3,897	2,357,178
Kaspi.KZ JSC – ADR	3,642	428,882
		7,915,842
Transportation – 3.01%
Dorian LPG Ltd. (b)	60,723	2,509,074
TOTAL COMMON STOCKS (Cost $83,358,652)		83,359,421
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 22.21%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (c)	18,540,250	18,540,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,540,250)		18,540,250

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.30%
Money Market Deposit Account – 0.30%
U.S. Bank Money Market Deposit Account, 5.170% (d)	$251,356	$251,356
TOTAL SHORT TERM INVESTMENTS (Cost $251,356)		251,356

Total Investments (Cost $102,150,258) – 122.38%		102,151,027
Liabilities in Excess of Other Assets – (22.38)%		(18,682,736)
TOTAL NET ASSETS – 100.00%		$83,468,291
Asset Type	% of Net Assets
Common Stocks	99.87%
Investments Purchased with Proceeds From Securities Lending	22.21
Short Term Investments	0.30
Total Investments	122.38
Liabilities in Excess of Other Assets	(22.38)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $17,604,453 or 21.09% of net assets. See Note 6.

(c)  Represents annualized seven-day yield as of the end of the reporting period.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 89.37%
Aerospace & Defense – 4.03%
AeroVironment, Inc. (a)	864	$138,059
Embraer SA – ADR (a)	10,472	267,560
HEICO Corp. (b)	656	136,055
		541,674
Diversified Financial Services – 6.06%
Interactive Brokers Group, Inc. – Class A (b)	4,688	539,682
LPL Financial Holdings, Inc.	1,024	275,589
		815,271
Healthcare – Services – 11.60%
DaVita, Inc. (a)	4,488	623,877
HealthEquity, Inc. (a)	11,864	936,188
		1,560,065
Internet – 9.78%
Alphabet, Inc. – Class A (a)(b)	1,584	257,843
Alphabet, Inc. – Class C (a)	3,136	516,311
Palo Alto Networks, Inc. (a)	1,864	542,219
		1,316,373
Investment Companies – 11.16%
Bain Capital Specialty Finance, Inc.	32,944	547,859
Morgan Stanley Direct Lending Fund (b)	44,360	953,740
		1,501,599
Iron & Steel – 4.50%
Carpenter Technology Corp.	7,064	605,385

Machinery – Diversified – 5.30%
Westinghouse Air Brake Technologies Corp.	824	132,730
Xylem, Inc.	4,440	580,308
		713,038
Oil & Gas – 6.67%
Northern Oil and Gas, Inc. (b)	22,008	897,706

Oil & Gas Services – 6.82%
TechnipFMC PLC	35,816	917,606

The accompanying notes are an integral part of these financial statements.

42

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals – 3.07%
AstraZeneca PLC – ADR	3,624	$274,989
Novo Nordisk AS – ADR	1,072	137,548
		412,537
Retail – 1.09%
First Watch Restaurant Group, Inc. (a)	5,752	146,791

Semiconductors – 7.48%
NXP Semiconductors NV	3,928	1,006,314

Software – 11.81%
Alkami Technology, Inc. (a)	33,304	801,627
HubSpot, Inc. (a)	864	522,608
Intuit, Inc.	424	265,263
		1,589,498
TOTAL COMMON STOCKS (Cost $11,641,354)		12,023,857

REAL ESTATE INVESTMENT TRUSTS – 4.37%
Storage – 4.37%
Iron Mountain, Inc.	7,592	588,532
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $588,608)		588,532

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 34.02%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (c)	4,577,171	4,577,171
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,577,171)		4,577,171

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.21%
Money Market Deposit Account – 0.21%
U.S. Bank Money Market Deposit Account, 5.170% (d)	$28,469	$28,469
TOTAL SHORT TERM INVESTMENTS (Cost $28,469)		28,469

Total Investments (Cost $16,835,602) – 127.97%		17,218,029
Liabilities in Excess of Other Assets – (27.97)%		(3,763,905)
TOTAL NET ASSETS – 100.00%		$13,454,124
Asset Type	% of Net Assets
Common Stocks	89.37%
Real Estate Investment Trusts	4.37
Investments Purchased with Proceeds From Securities Lending	34.02
Short Term Investments	0.21
Total Investments	127.97
Liabilities in Excess of Other Assets	(27.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $1,504,861, or 11.19% of net assets. See Note 6.

(c)  Represents annualized seven-day yield as of the end of the reporting period.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.94%
Banks – 2.94%
NU Holdings Ltd. – Class A (a)(b)	136,182	$1,478,937

Commercial Services – 8.17%
Adyen NV (a)	1,002	1,208,564
Block, Inc. (a)	20,841	1,521,393
Shift4 Payments, Inc. – Class A (a)(b)	23,876	1,381,465
		4,111,422
Computers – 11.95%
AutoStore Holdings Ltd. (a)	946,892	1,363,845
Crowdstrike Holdings, Inc. – Class A (a)(b)	5,205	1,522,671
Dell Technologies, Inc. – Class C	12,842	1,600,627
Pure Storage, Inc. – Class A (a)	30,379	1,531,101
		6,018,244
Healthcare – Products – 3.11%
Intuitive Surgical, Inc. (a)	4,220	1,564,016

Machinery – Construction & Mining – 3.58%
Vertiv Holdings Co. – Class A	19,405	1,804,665

Miscellaneous Manufacturing – 3.27%
Axon Enterprise, Inc. (a)	5,247	1,645,774

Semiconductors – 32.63%
Advanced Micro Devices, Inc. (a)	9,610	1,522,032
Alphawave IP Group PLC (a)	1,309,630	2,088,103
Applied Materials, Inc. (b)	7,811	1,551,655
ASML Holding NV	1,645	1,461,844
GLOBALFOUNDRIES, Inc. (a)(b)	32,488	1,588,013
Marvell Technology, Inc.	22,704	1,496,421
Micron Technology, Inc. (b)	13,280	1,500,109
Onto Innovation, Inc. (a)(b)	14,333	2,658,628
SK Hynix, Inc.	20,343	2,564,033
		16,430,838

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Software – 25.34%
Gitlab, Inc. – Class A (a)	46,440	$2,436,707
HubSpot, Inc. (a)	2,437	1,474,068
Nexon Co. Ltd.	170,000	2,664,014
ROBLOX Corp. – Class A (a)(b)	42,722	1,519,194
Snowflake, Inc. – Class A (a)	10,544	1,636,429
Take-Two Interactive Software, Inc. (a)	10,627	1,517,642
Unity Software, Inc. (a)(b)	62,298	1,511,973
		12,760,027
Telecommunications – 5.95%
Arista Networks, Inc. (a)	5,491	1,408,771
Ciena Corp. (a)	34,376	1,589,202
		2,997,973
TOTAL COMMON STOCKS (Cost $41,975,969)		48,811,896

PREFERRED STOCKS – 2.84%
Auto Manufacturers – 2.84%
Dr Ing hc F Porsche AG	16,015	1,430,537
TOTAL PREFERRED STOCKS (Cost $1,415,637)		1,430,537

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 20.46%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (c)	10,300,845	10,300,845
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,300,845)		10,300,845

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.25%
Money Market Deposit Account – 0.25%
U.S. Bank Money Market Deposit Account, 5.170% (d)	$125,434	$125,434
TOTAL SHORT TERM INVESTMENTS (Cost $125,434)		125,434

Total Investments (Cost $53,817,885) – 120.49%		60,668,712
Liabilities in Excess of Other Assets – (20.49)%		(10,315,309)
TOTAL NET ASSETS – 100.00%		$50,353,403
Country	% of Net Assets
Brazil	2.94%
Britain	4.15
Germany	2.84
Japan	5.29
Netherlands	5.30
Norway	2.71
South Korea	5.09
United States	71.46
Total Country	99.78
Investments Purchased with Proceeds From Securities Lending	20.46
Short Term Investments	0.25
Total Investments	120.49
Liabilities in Excess of Other Assets	(20.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $9,769,221, or 19.40% of net assets. See Note 6.

(c)  Represents annualized seven-day yield as of the end of the reporting period.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
PREFERRED STOCKS – 99.56% (a)
Banks – 44.31% (b)
Bank of America Corp., Series 02, 6.249% to 05/28/2024 then TSFR3M + 0.912%	18,296	$389,522
Bank of America Corp., Series 4, 6.349% to 05/28/2024 then TSFR3M + 1.012%	17,493	390,094
Bank of America Corp., Series 5, 6.076% to 05/21/2024 then TSFR3M + 0.762%	17,625	381,758
Bank of America Corp., Series E, 5.919% to 05/15/2024 then TSFR3M + 0.612% (c)	16,885	388,862
Bank of America Corp., Series GG, 6.000%	15,702	386,740
Bank of America Corp., Series HH, 5.875%	15,909	388,339
Bank of America Corp., Series KK, 5.375%	16,807	382,527
Bank of America Corp., Series LL, 5.000%	17,671	376,569
Bank of America Corp., Series NN, 4.375% (c)	19,514	368,815
Bank of America Corp., Series PP, 4.125%	20,624	368,551
Bank of America Corp., Series QQ, 4.250%	20,361	372,606
Bank of America Corp., Series SS, 4.750%	18,262	369,440
Bank of Hawaii Corp., Series A, 4.375%	345,219	5,523,504
Cullen/Frost Bankers Inc., Series B, 4.450%	288,807	5,296,720
JPMorgan Chase & Co., Series DD, 5.750% (c)	36,899	912,881
JPMorgan Chase & Co., Series EE, 6.000% (c)	36,767	924,690
JPMorgan Chase & Co., Series GG, 4.750%	41,124	876,352
JPMorgan Chase & Co., Series JJ, 4.550% (c)	43,306	879,978
JPMorgan Chase & Co., Series LL, 4.625%	42,592	884,636
JPMorgan Chase & Co., Series MM, 4.200% (c)	46,279	880,227
Morgan Stanley, Series A, 6.290% to 07/15/2024 then TSFR3M + 0.962%	30,313	671,736
Morgan Stanley, Series E, 7.125% to 07/15/2024 then SOFR	27,221	686,786
Morgan Stanley, Series F, 6.875% to 07/15/2024 then SOFR	27,317	687,296
Morgan Stanley, Series I, 6.375% to 07/15/2024 then SOFR	27,850	694,022
Morgan Stanley, Series K, 5.850% to 07/15/2024 then SOFR	27,929	669,179
Morgan Stanley, Series L, 4.875% (c)	29,955	651,222
Morgan Stanley, Series O, 4.250% (c)	34,988	649,727

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Morgan Stanley, Series P, 6.500%	26,577	$672,132
Northern Trust Corp., Series E, 4.700%	256,019	5,325,195
State Street Corp., Series G, 5.350% to 06/15/2024 then SOFR (c)	228,271	5,428,284
Truist Financial Corp., Series O, 5.250% (c)	117,946	2,625,478
Truist Financial Corp., Series R, 4.750%	132,195	2,621,427
US Bancorp, Series B, 6.190% to 07/15/2024 then TSFR3M + 0.862%	66,348	1,320,325
US Bancorp, Series K, 5.500% (c)	56,813	1,324,311
US Bancorp, Series L, 3.750%	22,964	372,476
US Bancorp, Series M, 4.000% (c)	75,998	1,311,725
US Bancorp, Series O, 4.500% (c)	67,734	1,316,072
		47,770,204
Diversified Financial Services – 5.78%
Apollo Global Management Inc., 6.750%, 7/31/2026	14,287	871,221
The Charles Schwab Corp., Series D, 5.950% (c)	110,651	2,755,210
The Charles Schwab Corp., Series J, 4.450%	131,200	2,606,944
		6,233,375
Insurance – 39.48% (b)
Arch Capital Group Ltd., Series F, 5.450%	119,155	2,671,455
Arch Capital Group Ltd., Series G, 4.550%	134,812	2,601,872
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	16,660	391,677
Athene Holding Ltd., Series B, 5.625%	42,867	886,490
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	37,223	931,692
Athene Holding Ltd., Series D, 4.875%	50,174	888,080
Athene Holding Ltd., Series E, 7.750% to 12/30/2027 then Five-Year Treasury Constant Maturity + 3.962%	35,695	949,844
Axis Capital Holdings Ltd., Series E, 5.500%	248,829	5,185,596
Enstar Group Ltd., Series D, 7.000% to 09/01/2028 then 3-Month USD Libor + 4.015%	219,475	5,596,613

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Equitable Holdings Inc., Series A, 5.250% (c)	122,128	$2,662,390
Equitable Holdings Inc., Series C, 4.300%	152,078	2,673,531
MetLife Inc., Series A, 6.591% to 06/17/2024 then TSFR3M + 1.262%	115,554	2,799,873
MetLife Inc., Series E, 5.625%	38,423	901,788
MetLife Inc., Series F, 4.750%	130,647	2,667,812
RenaissanceRe Holdings Ltd., Series F, 5.750%	113,763	2,589,246
RenaissanceRe Holdings Ltd., Series G, 4.200%	150,844	2,632,228
The Hartford Financial Services Group Inc., Series G, 6.000%	221,653	5,534,674
		42,564,861
Real Estate Investment Trusts – 9.99%
Kimco Realty Corp., Series L, 5.125%	124,304	2,693,668
Kimco Realty Corp., Series M, 5.250%	122,772	2,729,222
Public Storage, Series F, 5.150%	21,010	475,666
Public Storage, Series G, 5.050% (c)	20,984	476,966
Public Storage, Series H, 5.600%	20,443	504,329
Public Storage, Series I, 4.875% (c)	22,521	489,156
Public Storage, Series J, 4.700% (c)	23,877	494,015
Public Storage, Series L, 4.625%	23,799	489,783
Public Storage, Series N, 3.875%	28,569	486,244
Public Storage, Series O, 3.900%	28,410	483,254
Public Storage, Series P, 4.000%	27,236	484,256
Public Storage, Series R, 4.000%	27,338	484,703
Public Storage, Series S, 4.100%	26,776	480,629
		10,771,891
TOTAL PREFERRED STOCKS (Cost $122,839,129)		107,340,331
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 12.98%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (d)	13,993,428	13,993,428
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,993,428)		13,993,428

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.73%
Money Market Deposit Account – 0.73%
U.S. Bank Money Market Deposit Account, 5.170% (e)	$785,110	$785,110
TOTAL SHORT TERM INVESTMENTS (Cost $785,110)		785,110

Total Investments (Cost $137,617,667) – 113.27%		122,118,869
Liabilities in Excess of Other Assets – (13.27)%		(14,309,630)
TOTAL NET ASSETS – 100.00%		$107,809,239
Asset Type	% of Net Assets
Preferred Stocks	99.56%
Investments Purchased with Proceeds From Securities Lending	12.98
Short Term Investments	0.73
Total Investments	113.27
Liabilities in Excess of Other Assets	(13.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD – United States Dollar

Libor – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

TSFR3M – 3 Month Term Secured Overnight Financing Rate

(a)  Securities with no stated maturity date are perpetual in nature.

(b)  To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent.

(c)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $13,501,614, or 12.52% of net assets. See Note 6.

(d)  Represents annualized seven-day yield as of the end of the reporting period.

(e)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS – 99.94% (a)
Innovator U.S. Equity Power Buffer ETF – January	889,541	$34,354,073
Innovator U.S. Equity Power Buffer ETF – February	1,018,580	34,387,261
Innovator U.S. Equity Power Buffer ETF – March	948,060	34,291,330
Innovator U.S. Equity Power Buffer ETF – April	1,041,629	34,280,010
Innovator U.S. Equity Power Buffer ETF – May	1,055,732	34,469,650
Innovator U.S. Equity Power Buffer ETF – June	996,535	34,500,042
Innovator U.S. Equity Power Buffer ETF – July	911,526	34,373,646
Innovator U.S. Equity Power Buffer ETF – August	985,088	34,271,212
Innovator U.S. Equity Power Buffer ETF – September	951,216	34,386,458
Innovator U.S. Equity Power Buffer ETF – October	922,810	34,457,725
Innovator U.S. Equity Power Buffer ETF – November	970,318	34,446,289
Innovator U.S. Equity Power Buffer ETF – December	949,107	34,386,147
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $371,449,949)		412,603,843

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.06%
Money Market Deposit Account – 0.06%
U.S. Bank Money Market Deposit Account, 5.170% (c)	$255,764	$255,764
TOTAL SHORT TERM INVESTMENTS (Cost $255,764)		255,764

Total Investments (Cost $371,705,713) – 100.00%		412,859,607
Liabilities in Excess of Other Assets – (0.00)% (d)		(16,704)
TOTAL NET ASSETS – 100.00%		$412,842,903
Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.94%
Short Term Investments	0.06
Total Investments	100.00
Liabilities in Excess of Other Assets (d)	—
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield as of the end of the reporting period.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

(d)  Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS – 99.87% (a)
Innovator U.S. Equity Buffer ETF – January	206,754	$8,832,531
Innovator U.S. Equity Buffer ETF – February	229,123	8,827,422
Innovator U.S. Equity Buffer ETF – March	217,098	8,818,521
Innovator U.S. Equity Buffer ETF – April (b)	225,980	8,806,441
Innovator U.S. Equity Buffer ETF – May	250,199	8,971,960
Innovator U.S. Equity Buffer ETF – June	237,724	8,909,872
Innovator U.S. Equity Buffer ETF – July (b)	223,459	8,825,424
Innovator U.S. Equity Buffer ETF – August	232,841	8,792,262
Innovator U.S. Equity Buffer ETF – September	229,627	8,831,454
Innovator U.S. Equity Buffer ETF – October	221,595	8,882,702
Innovator U.S. Equity Buffer ETF – November	245,763	8,894,335
Innovator U.S. Equity Buffer ETF – December	221,731	8,856,690
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $96,698,986)		106,249,614

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 0.80%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (c)	853,350	853,350
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $853,350)		853,350

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 0.13%
Money Market Deposit Account – 0.13%
U.S. Bank Money Market Deposit Account, 5.170% (d)	$142,690	$142,690
TOTAL SHORT TERM INVESTMENTS (Cost $142,690)		142,690

Total Investments (Cost $97,695,026) – 100.80%		107,245,654
Liabilities in Excess of Other Assets – (0.80)%		(858,620)
TOTAL NET ASSETS – 100.00%		$106,387,034
Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.87%
Investments Purchased with Proceeds From Securities Lending	0.80
Short Term Investments	0.13
Total Investments	100.80
Liabilities in Excess of Other Assets	(0.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $826,216, or 0.78% of net assets. See Note 6.

(c)  Represents annualized seven-day yield as of the end of the reporting period.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

55

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 102.84% (a)(b)
CALL OPTIONS – 99.93%
SPDR S&P 500® Trust ETF, Expires 1/31/2025, Strike Price $4.85	1,095	$54,966,810	$54,040,243
			54,040,243
PUT OPTIONS – 2.91%
SPDR S&P 500® Trust ETF, Expires 1/31/2025, Strike Price $482.90	1,095	54,966,810	1,573,428
			1,573,428
TOTAL PURCHASED OPTIONS (Cost $56,002,757)			55,613,671

	Principal Amount
SHORT TERM INVESTMENTS – 0.15%
Money Market Deposit Account – 0.15%
U.S. Bank Money Market Deposit Account, 5.170% (c)	$82,917		82,917
TOTAL SHORT TERM INVESTMENTS (Cost $82,917)			82,917

Total Investments (Cost $56,085,674) – 102.99%			55,696,588
Liabilities in Excess of Other Assets – (2.99)%			(1,619,896)
TOTAL NET ASSETS – 100.00%			$54,076,692

The accompanying notes are an integral part of these financial statements.

56

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	102.84%
Short Term Investments	0.15
Total Investments	102.99
Liabilities in Excess of Other Assets	(2.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Exchange-Traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

Schedule of Options Written (a)

April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPDR S&P 500® Trust ETF	1/31/2025	$566.18	1,095	$(54,966,810)	$(789,747)
					(789,747)
Put Options
SPDR S&P 500® Trust ETF	1/31/2025	439.43	1,095	(54,966,810)	(790,415)
					(790,415)
Total Options Written (Premiums Received $1,791,242)					$(1,580,162)

(a)  Exchange-Traded.
The accompanying notes are an integral part of these financial statements.

57

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.51% (a)(b)
CALL OPTIONS – 100.58%
SPDR S&P 500® Trust ETF, Expires 1/31/2025, Strike Price $4.81	1,721	$86,390,758	$84,941,091
			84,941,091
PUT OPTIONS – 2.93%
SPDR S&P 500® Trust ETF, Expires 1/31/2025, Strike Price $482.87	1,721	86,390,758	2,471,752
			2,471,752
TOTAL PURCHASED OPTIONS (Cost $85,190,598)			87,412,843
	Principal Amount
SHORT TERM INVESTMENTS – 0.16%
Money Market Deposit Account – 0.16%
U.S. Bank Money Market Deposit Account, 5.170% (c)	$137,850	137,850
TOTAL SHORT TERM INVESTMENTS (Cost $137,850)		137,850

Total Investments (Cost $85,328,448) – 103.67%		87,550,693
Liabilities in Excess of Other Assets – (3.67)%		(3,102,429)
TOTAL NET ASSETS – 100.00%		$84,448,264

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	103.51%
Short Term Investments	0.16
Total Investments	103.67
Liabilities in Excess of Other Assets	(3.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Exchange-Traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

Schedule of Options Written (a)
April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPDR S&P 500® Trust ETF	1/31/2025	$547.25	1,721	$(86,390,758)	$(2,229,917)
					(2,229,917)
Put Options
SPDR S&P 500® Trust ETF	1/31/2025	410.44	1,721	(86,390,758)	(811,503)
					(811,503)
Total Options Written (Premiums Received $2,763,269)					$(3,041,420)

(a)  Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 17.10% (a)(b)
CALL OPTIONS – 17.10%
Tesla, Inc., Expires 6/28/2024, Strike Price $158.11	52	$953,056	$161,430
TOTAL PURCHASED OPTIONS (Cost $148,580)			161,430
	Principal Amount
SHORT TERM INVESTMENTS – 88.81%
U.S. Treasury Bill – 88.46%
United States Treasury Bill, 1.695%, 6/27/2024 (c)(d)	$842,000	834,978
		834,978
Money Market Deposit Account – 0.35%
U.S. Bank Money Market Deposit Account, 5.170% (e)	3,348	3,348
		3,348
TOTAL SHORT TERM INVESTMENTS (Cost $838,396)		838,326

Total Investments (Cost $986,976) – 105.91%		999,756
Liabilities in Excess of Other Assets – (5.91)%		(55,795)
TOTAL NET ASSETS – 100.00%		$943,961

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	17.10%
Short Term Investments	88.81
Total Investments	105.91
Liabilities in Excess of Other Assets	(5.91)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Exchange-Traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  Rate disclosed is the effective yield as of April 30, 2024.

(d)  All or a portion of the security can be pledged as collateral in connection with options written contracts.

(e)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

Schedule of Options Written (a)
April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Tesla, Inc.	6/28/2024	$193.69	52	$(953,056)	$(55,422)
Total Options Written (Premiums Received $56,977)					$(55,422)

(a)  Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 110.95% (a)(b) CALL OPTIONS – 110.95%
SPDR S&P 500® Trust ETF, Expires 6/28/2024, Strike Price $465.44	199	$9,989,402	$827,840
SPDR S&P 500® Trust ETF, Expires 6/28/2024, Strike Price $4.47	111	5,571,978	5,506,985
SPDR S&P 500® Trust ETF, Expires 9/30/2024, Strike Price $448.85	195	9,788,610	1,272,047
SPDR S&P 500® Trust ETF, Expires 9/30/2024, Strike Price $4.31	116	5,822,968	5,743,179
SPDR S&P 500® Trust ETF, Expires 12/31/2024, Strike Price $499.08	208	10,441,184	722,207
SPDR S&P 500® Trust ETF, Expires 12/31/2024, Strike Price $4.80	120	6,023,760	5,919,229
SPDR S&P 500® Trust ETF, Expires 3/31/2025, Strike Price $549.22	210	10,541,580	336,590
SPDR S&P 500® Trust ETF, Expires 3/31/2025, Strike Price $5.25	125	6,274,750	6,147,948
TOTAL PURCHASED OPTIONS (Cost $28,744,732)			26,476,025
	Principal Amount
SHORT TERM INVESTMENTS – 0.21%
Money Market Deposit Account – 0.21%
U.S. Bank Money Market Deposit Account, 5.170% (c)	$50,102	50,102
TOTAL SHORT TERM INVESTMENTS (Cost $50,102)		50,102

Total Investments (Cost $28,794,834) – 111.16%		26,526,127
Liabilities in Excess of Other Assets – (11.16)%		(2,662,885)
TOTAL NET ASSETS – 100.00%		$23,863,242

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	110.95%
Short Term Investments	0.21
Total Investments	111.16
Liabilities in Excess of Other Assets	(11.16)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Exchange-Traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

Schedule of Options Written (a)
April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPDR S&P 500® Trust ETF	6/28/2024	$443.29	111	$(5,571,978)	$(692,195)
SPDR S&P 500® Trust ETF	9/30/2024	427.49	116	(5,822,968)	(981,577)
SPDR S&P 500® Trust ETF	12/31/2024	475.32	120	(6,023,760)	(620,299)
SPDR S&P 500® Trust ETF	3/31/2025	523.10	125	(6,274,750)	(355,046)
Total Options Written (Premiums Received $3,513,011))					$(2,649,117)

(a)  Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.13%
Advertising – 0.59%
Trade Desk, Inc. – Class A (a)	6,225	$515,741

Auto Manufacturers – 2.80%
Tesla, Inc. (a)	13,277	2,433,409

Beverages – 2.58%
Coca-Cola Europacific Partners PLC	14,936	1,075,691
Keurig Dr Pepper, Inc.	34,617	1,166,593
		2,242,284
Biotechnology – 3.47%
Amgen, Inc.	6,410	1,755,955
Illumina, Inc. (a)	5,959	733,255
Moderna, Inc. (a)	4,764	525,517
		3,014,727
Chemicals – 1.95%
Linde PLC	3,842	1,694,168

Commercial Services – 1.14%
Verisk Analytics, Inc.	4,531	987,577

Computers – 9.29%
Apple, Inc.	41,026	6,987,959
Fortinet, Inc. (a)	10,130	640,013
Zscaler, Inc. (a)	2,587	447,396
		8,075,368
Distribution & Wholesale – 2.41%
Copart, Inc. (a)	21,472	1,166,145
Fastenal Co.	13,709	931,389
		2,097,534
Electric – 1.14%
Xcel Energy, Inc.	18,389	988,041

Food – 1.30%
Kraft Heinz Co.	29,217	1,128,068

Healthcare – Products – 0.90%
IDEXX Laboratories, Inc. (a)	1,590	783,488

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Internet – 20.35%
Airbnb, Inc. – Class A (a)	5,596	$887,358
Alphabet, Inc. – Class A (a)	16,699	2,718,263
Alphabet, Inc. – Class C (a)	15,188	2,500,552
Amazon.com, Inc. (a)	29,060	5,085,501
Meta Platforms, Inc. – Class A	9,184	3,950,681
Netflix, Inc. (a)	3,591	1,977,348
PDD Holdings, Inc. – ADR (a)	4,611	577,205
		17,696,908
Lodging – 1.42%
Marriott International, Inc. – Class A	5,247	1,238,974

Oil & Gas – 1.05%
Diamondback Energy, Inc.	4,540	913,130

Pharmaceuticals – 0.73%
Dexcom, Inc. (a)	4,973	633,510

Retail – 4.31%
Costco Wholesale Corp.	3,948	2,854,009
Ross Stores, Inc.	6,901	894,025
		3,748,034
Semiconductors – 22.13%
Advanced Micro Devices, Inc. (a)	9,845	1,559,251
ASML Holding NV – ADR	1,169	1,019,917
Broadcom, Inc.	3,464	4,504,135
GLOBALFOUNDRIES, Inc. (a)	8,455	413,280
Intel Corp.	34,335	1,046,187
KLA Corp.	2,150	1,481,974
Marvell Technology, Inc.	12,997	856,632
Microchip Technology, Inc.	13,382	1,230,876
NVIDIA Corp.	6,643	5,739,687
NXP Semiconductors NV	5,405	1,384,708
		19,236,647

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Software – 13.03%
ANSYS, Inc. (a)	2,279	$740,402
Autodesk, Inc. (a)	4,472	951,865
Electronic Arts, Inc.	6,843	867,829
Microsoft Corp.	20,198	7,863,687
Take-Two Interactive Software, Inc. (a)	6,338	905,130
		11,328,913
Telecommunications – 4.65%
Cisco Systems, Inc.	42,414	1,992,610
T-Mobile US, Inc.	12,509	2,053,602
		4,046,212
Transportation – 0.89%
Old Dominion Freight Line, Inc.	4,282	778,082
TOTAL COMMON STOCKS (Cost $84,864,132)		83,580,815
	Contracts	Notional Amount
PURCHASED OPTIONS – 2.13% (b)(C)
PUT OPTIONS – 2.13%
Invesco QQQ Trust Series 1, Expires 6/28/2024, Strike Price $383.78	507	$21,526,713	99,879
Invesco QQQ Trust Series 1, Expires 9/30/2024, Strike Price $383.78	507	21,526,713	285,948
Invesco QQQ Trust Series 1, Expires 12/31/2024, Strike Price $384.00	507	21,526,713	549,334
Invesco QQQ Trust Series 1, Expires 3/31/2025, Strike Price $400.00	507	21,526,713	914,400
TOTAL PURCHASED OPTIONS (Cost $1,868,342)			1,849,561

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 2.17%
Money Market Deposit Account – 2.17%
U.S. Bank Money Market Deposit Account, 5.170% (d)	$1,885,757	$1,885,757
TOTAL SHORT TERM INVESTMENTS (Cost $1,885,757)		1,885,757

Total Investments (Cost $88,618,231) – 100.43%		87,316,133
Liabilities in Excess of Other Assets – (0.43)%		(374,818)
TOTAL NET ASSETS – 100.00%		$86,941,315
Asset Type	% of Net Assets
Common Stocks	96.13%
Purchased Options	2.13
Short Term Investments	2.17
Total Investments	100.43
Liabilities in Excess of Other Assets	(0.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Exchange-Traded.

(c)  All or a portion of the security is pledged as collateral in connection with options written contracts.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF

Schedule of Options Written (a)

April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDXP NDX Index	5/3/2024	$17,630.00	16	$(27,905,107)	$(196,320)
NDXP NDX Index	5/8/2024	18,100.00	17	(29,649,176)	(111,996)
NDXP NDX Index	5/13/2024	18,275.00	16	(27,905,107)	(32,880)
Total Options Written (Premiums Received $337,679)					$(341,196)

(a)  Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.80%
Advertising – 0.17%
Trade Desk, Inc. – Class A (a)(b)	4,963	$411,185

Aerospace & Defense – 1.82%
General Electric Co. (b)	8,856	1,433,078
HEICO Corp. (b)	2,134	442,592
HEICO Corp. – Class A	1,686	279,623
Lockheed Martin Corp.	2,469	1,147,912
TransDigm Group, Inc. (b)	831	1,037,113
		4,340,318
Airlines – 0.15%
Delta Air Lines, Inc.	7,279	364,460

Apparel – 0.39%
NIKE, Inc. – Class B	10,111	932,841

Auto Manufacturers – 1.10%
Ford Motor Co.	36,041	437,898
General Motors Co.	11,533	513,564
Rivian Automotive, Inc. – Class A (a)(b)	46,740	415,986
Tesla, Inc. (a)	6,784	1,243,372
		2,610,820
Auto Parts & Equipment – 0.07%
Mobileye Global, Inc. – Class A (a)(b)	5,642	155,437

Banks – 4.19%
Bank of America Corp.	54,518	2,017,711
Citizens Financial Group, Inc.	21,194	722,927
First Citizens BancShares, Inc. – Class A	133	224,339
Goldman Sachs Group, Inc.	3,153	1,345,417
Huntington Bancshares, Inc.	44,815	603,658
JPMorgan Chase & Co.	18,222	3,493,886
Morgan Stanley (b)	6,892	626,069
Regions Financial Corp. (b)	47,232	910,161
		9,944,168
Beverages – 1.78%
Brown-Forman Corp. – Class B	1,120	53,592
Coca-Cola Co.	41,187	2,544,121
PepsiCo, Inc.	9,276	1,631,741
		4,229,454

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Biotechnology – 1.39%
Alnylam Pharmaceuticals, Inc. (a)	415	$59,739
Amgen, Inc.	3,591	983,719
BioMarin Pharmaceutical, Inc. (a)	2,132	172,180
Moderna, Inc. (a)(b)	3,154	347,918
Regeneron Pharmaceuticals, Inc. (a)	739	658,198
Royalty Pharma PLC – Class A	13,101	362,898
Vertex Pharmaceuticals, Inc. (a)	1,804	708,629
		3,293,281
Building Materials – 0.63%
Builders FirstSource, Inc. (a)(b)	1,040	190,133
CRH PLC	1,704	131,924
Lennox International, Inc. (b)	502	232,637
Trane Technologies PLC	2,990	948,846
		1,503,540
Chemicals – 1.66%
Albemarle Corp. (b)	2,155	259,268
Celanese Corp.	2,322	356,682
Dow, Inc.	12,288	699,187
Linde PLC	3,669	1,617,882
LyondellBasell Industries NV – Class A	5,741	573,928
PPG Industries, Inc.	3,360	433,440
		3,940,387
Commercial Services – 1.18%
Block, Inc. (a)	5,647	412,231
Cintas Corp.	1,476	971,710
PayPal Holdings, Inc. (a)	7,746	526,108
TransUnion (b)	2,624	191,552
United Rentals, Inc.	1,044	697,382
		2,798,983
Computers – 7.41%
Accenture PLC – Class A	3,791	1,140,750
Amdocs Ltd.	1,977	166,048
Apple, Inc.	79,993	13,625,207
Crowdstrike Holdings, Inc. – Class A (a)(b)	2,189	640,370
Dell Technologies, Inc. – Class C	2,318	288,916
International Business Machines Corp.	7,401	1,230,046
Super Micro Computer, Inc. (a)(b)	407	349,532
Zscaler, Inc. (a)	720	124,517
		17,565,386

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Cosmetics & Personal Care – 1.14%
Procter & Gamble Co.	16,567	$2,703,734

Distribution & Wholesale – 0.20%
Ferguson PLC	2,300	482,770

Diversified Financial Services – 3.88%
American Express Co.	4,264	997,904
Apollo Global Management, Inc.	4,100	444,358
Ares Management Corp. – Class A	2,624	349,228
Blue Owl Capital, Inc. (b)	9,352	176,659
Coinbase Global, Inc. – Class A (a)	1,186	241,861
Franklin Resources, Inc. (b)	3,999	91,337
Interactive Brokers Group, Inc. – Class A	2,624	302,075
LPL Financial Holdings, Inc.	984	264,824
Mastercard, Inc. – Class A	5,414	2,442,797
Nasdaq, Inc.	9,023	540,027
Rocket Cos., Inc. – Class A (a)	6,232	76,529
T Rowe Price Group, Inc.	2,824	309,426
Tradeweb Markets, Inc. – Class A	1,858	188,977
Visa, Inc. – Class A (b)	10,337	2,776,621
		9,202,623
Electric – 2.36%
Alliant Energy Corp.	9,027	449,545
Ameren Corp.	4,180	308,777
Avangrid, Inc.	1,337	48,841
CenterPoint Energy, Inc.	19,853	578,516
CMS Energy Corp.	9,682	586,826
Consolidated Edison, Inc.	7,053	665,803
DTE Energy Co.	5,577	615,255
Entergy Corp.	5,749	613,246
Evergy, Inc.	6,606	346,485
Eversource Energy	13,291	805,699
PPL Corp.	21,003	576,742
		5,595,735
Electrical Components & Equipment – 0.27%
AMETEK, Inc.	3,608	630,173

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Electronics – 0.56%
Hubbell, Inc.	556	$206,009
Jabil, Inc. (b)	944	110,788
TE Connectivity Ltd.	5,413	765,831
Trimble, Inc. (a)	4,148	249,170
		1,331,798
Energy – Alternate Sources – 0.09%
Enphase Energy, Inc. (a)(b)	1,831	199,140

Entertainment – 0.34%
DraftKings, Inc. – Class A (a)	8,591	357,042
Live Nation Entertainment, Inc. (a)	3,566	317,053
Warner Music Group Corp. – Class A	3,673	121,209
		795,304
Environmental Control – 0.79%
Republic Services, Inc.	4,428	848,848
Waste Management, Inc.	4,920	1,023,458
		1,872,306
Food – 0.93%
Albertsons Cos., Inc. – Class A	5,764	117,586
Campbell Soup Co. (b)	16,892	772,133
Conagra Brands, Inc.	8,378	257,875
Hershey Co.	3,058	593,007
J M Smucker Co. (b)	1,242	142,644
Kellanova	5,458	315,800
		2,199,045
Healthcare – Products – 2.87%
Abbott Laboratories	13,402	1,420,210
Avantor, Inc. (a)	9,247	224,055
Cooper Cos., Inc.	5,014	446,547
Danaher Corp.	4,759	1,173,665
GE HealthCare Technologies, Inc. (b)	4,171	317,997
Insulet Corp. (a)	862	148,212
Intuitive Surgical, Inc. (a)	2,624	972,507
Solventum Corp. (a)	2,682	174,357
Thermo Fisher Scientific, Inc.	2,460	1,399,051
Zimmer Biomet Holdings, Inc. (b)	4,319	519,489
		6,796,090

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Healthcare – Services – 1.76%
HCA Healthcare, Inc.	2,016	$624,597
Humana, Inc.	624	188,504
UnitedHealth Group, Inc.	6,934	3,353,976
		4,167,077
Home Builders – 0.25%
Lennar Corp. – Class B	4,190	588,234

Household Products & Wares – 0.26%
Church & Dwight Co., Inc.	5,740	619,289

Insurance – 3.55%
Arch Capital Group Ltd. (a)(b)	6,396	598,282
Berkshire Hathaway, Inc. – Class B (a)	8,581	3,404,340
Brown & Brown, Inc.	7,052	575,020
Hartford Financial Services Group, Inc.	8,695	842,459
Loews Corp.	8,856	665,528
Markel Group, Inc. (a)(b)	328	478,355
Principal Financial Group, Inc.	5,577	441,364
Prudential Financial, Inc. (b)	8,039	888,149
W R Berkley Corp.	6,724	517,546
		8,411,043
Internet – 12.09%
Alphabet, Inc. – Class A (a)	33,346	5,428,062
Alphabet, Inc. – Class C (a)	29,194	4,806,500
Amazon.com, Inc. (a)	50,724	8,876,699
Booking Holdings, Inc. (b)	245	845,747
CDW Corp.	2,492	602,715
Coupang, Inc. (a)	4,941	111,173
DoorDash, Inc. – Class A (a)	2,496	322,633
Expedia Group, Inc. (a)	2,698	363,232
MercadoLibre, Inc. (a)(b)	294	428,858
Meta Platforms, Inc. – Class A	12,374	5,322,924
Okta, Inc. (a)	1,312	121,990
Pinterest, Inc. – Class A (a)	5,576	186,517
Snap, Inc. – Class A (a)(b)	9,166	137,948
Spotify Technology SA (a)	1,312	367,937
Uber Technologies, Inc. (a)	11,354	752,430
		28,675,365

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Iron & Steel – 0.14%
Nucor Corp. (b)	1,993	$335,880

Lodging – 0.12%
MGM Resorts International (a)	7,265	286,532

Machinery – Construction & Mining – 0.27%
GE Vernova, Inc. (a)	2,191	336,779
Vertiv Holdings Co. – Class A	3,215	298,995
		635,774
Machinery – Diversified – 1.15%
Deere & Co. (b)	1,835	718,237
Dover Corp. (b)	4,495	805,954
IDEX Corp.	2,296	506,176
Symbotic, Inc. (a)	1,454	56,081
Westinghouse Air Brake Technologies Corp.	3,943	635,138
		2,721,586
Media – 1.36%
Comcast Corp. – Class A	33,549	1,278,552
FactSet Research Systems, Inc.	656	273,480
Sirius XM Holdings, Inc. (b)	14,746	43,353
Walt Disney Co. (b)	14,648	1,627,393
		3,222,778
Mining – 0.32%
Freeport-McMoRan, Inc.	14,127	705,503
Southern Copper Corp. (b)	523	61,018
		766,521
Miscellaneous Manufacturing – 0.68%
3M Co.	10,824	1,044,624
Carlisle Cos., Inc.	1,476	573,057
		1,617,681
Office – Business Equipment – 0.09%
Zebra Technologies Corp. – Class A (a)(b)	678	213,272

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Oil & Gas – 3.27%
Chevron Corp.	9,296	$1,499,166
ConocoPhillips	9,560	1,200,927
Exxon Mobil Corp. (b)	22,692	2,683,783
Marathon Oil Corp.	47,576	1,277,416
Occidental Petroleum Corp. (b)	5,758	380,834
Valero Energy Corp.	4,489	717,656
		7,759,782
Oil & Gas Services – 0.19%
Schlumberger NV	9,587	455,191

Pharmaceuticals – 5.44%
AbbVie, Inc.	11,277	1,834,091
Cencora, Inc.	3,772	901,697
Dexcom, Inc. (a)	3,120	397,457
Eli Lilly & Co.	5,102	3,985,172
Johnson & Johnson	19,850	2,870,112
Merck & Co., Inc.	16,564	2,140,400
The Cigna Group	2,161	771,563
		12,900,492
Pipelines – 0.52%
Cheniere Energy, Inc.	2,358	372,140
Kinder Morgan, Inc.	47,440	867,203
		1,239,343
Private Equity – 0.52%
Blackstone, Inc.	5,085	592,962
KKR & Co., Inc.	6,888	641,066
		1,234,028
Retail – 5.03%
Costco Wholesale Corp. (b)	3,126	2,259,785
Darden Restaurants, Inc.	2,260	346,707
Home Depot, Inc.	7,244	2,421,091
Lowe’s Cos., Inc.	5,590	1,274,464
Lululemon Athletica, Inc. (a)	624	225,014
McDonald’s Corp.	6,906	1,885,614
Ross Stores, Inc.	4,756	616,140
Target Corp.	4,936	794,597

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Ulta Beauty, Inc. (a)	503	$203,635
Walmart, Inc.	30,087	1,785,663
Yum China Holdings, Inc.	3,236	118,146
		11,930,856
Semiconductors – 9.78%
Advanced Micro Devices, Inc. (a)	8,937	1,415,442
Broadcom, Inc.	2,653	3,449,616
Entegris, Inc.	1,827	242,845
Intel Corp.	14,305	435,873
Lam Research Corp.	1,445	1,292,422
Marvell Technology, Inc.	6,614	435,929
Micron Technology, Inc.	6,980	788,461
NVIDIA Corp.	13,138	11,351,495
ON Semiconductor Corp. (a)(b)	7,701	540,302
QUALCOMM, Inc.	7,981	1,323,649
Teradyne, Inc. (b)	2,868	333,606
Texas Instruments, Inc.	9,022	1,591,661
		23,201,301
Software – 11.01%
Adobe, Inc. (a)	1,973	913,164
Aspen Technology, Inc. (a)	492	96,860
Atlassian Corp. – Class A (a)(b)	1,390	239,497
Bentley Systems, Inc. – Class B (b)	3,116	163,683
Broadridge Financial Solutions, Inc.	3,116	602,666
Cloudflare, Inc. – Class A (a)	2,487	217,364
Datadog, Inc. – Class A (a)(b)	2,361	296,306
HubSpot, Inc. (a)	555	335,703
Intuit, Inc.	2,134	1,335,073
Microsoft Corp.	41,825	16,283,726
MongoDB, Inc. (a)(b)	384	140,229
Oracle Corp.	10,250	1,165,938
Palantir Technologies, Inc. – Class A (a)	14,800	325,156
Paycom Software, Inc.	2,795	525,404
ROBLOX Corp. – Class A (a)	3,988	141,813
Salesforce, Inc.	5,883	1,582,174
Samsara, Inc. – Class A (a)	2,781	97,140
Snowflake, Inc. – Class A (a)	1,532	237,766
SS&C Technologies Holdings, Inc.	5,084	314,649

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Veeva Systems, Inc. – Class A (a)	1,593	$316,306
Workday, Inc. – Class A (a)	1,972	482,608
Zoom Video Communications, Inc. – Class A (a)	4,731	289,064
		26,102,289
Telecommunications – 1.70%
AT&T, Inc.	74,950	1,265,906
Cisco Systems, Inc.	38,378	1,802,997
T-Mobile US, Inc. (b)	5,915	971,066
		4,039,969
Transportation – 0.93%
Expeditors International of Washington, Inc.	3,191	355,190
FedEx Corp.	2,168	567,539
Union Pacific Corp.	5,412	1,283,510
		2,206,239
TOTAL COMMON STOCKS (Cost $216,628,323)		227,229,500

REAL ESTATE INVESTMENT TRUSTS – 1.77%
Apartments – 0.91%
Essex Property Trust, Inc.	1,968	484,620
Invitation Homes, Inc.	22,650	774,630
Mid-America Apartment Communities, Inc. (b)	2,656	345,280
UDR, Inc.	14,457	550,523
		2,155,053
Diversified – 0.51%
American Tower Corp.	2,865	491,519
SBA Communications Corp.	2,347	436,824
WP Carey, Inc.	5,169	283,468
		1,211,811
Health Care – 0.24%
Healthpeak Properties, Inc.	30,401	565,763

Manufactured Homes – 0.11%
Sun Communities, Inc. (b)	2,394	266,500
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,341,161)		4,199,127

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 1.11% (c)(d)
PUT OPTIONS – 1.11%
SPY SPDR S&P 500® Trust ETF, Expires 6/28/2024, Strike Price $395.00	1,183	$59,384,234	$47,320
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2024, Strike Price $385.00	1,184	59,434,432	163,392
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2024, Strike Price $428.00	1,183	59,384,234	655,973
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2025, Strike Price $472.00	1,183	59,384,234	1,771,542
TOTAL PURCHASED OPTIONS (Cost $3,768,446)			2,638,227
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 8.37%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (e)	19,855,787	19,855,787
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,855,787)		19,855,787

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS – 1.45%
Money Market Deposit Account – 1.45%
U.S. Bank Money Market Deposit Account, 5.170% (f)	$3,426,926	$3,426,926
TOTAL SHORT TERM INVESTMENTS (Cost $3,426,926)		3,426,926

Total Investments (Cost $248,020,643) – 108.50%		257,349,567
Liabilities in Excess of Other Assets – (8.50)%		(20,170,701)
TOTAL NET ASSETS – 100.00%		$237,178,866
Asset Type	% of Net Assets
Common Stocks	95.80%
Real Estate Investment Trusts	1.77
Purchased Options	1.11
Investments Purchased with Proceeds From Securities Lending	8.37
Short Term Investments	1.45
Total Investments	108.50
Liabilities in Excess of Other Assets	(8.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)    Non-income producing security.

(b)    All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $19,124,658, or 8.06% of net assets. See Note 6.

(c)    Exchange-Traded.

(d)    All or a portion of the security is pledged as collateral in connection with options written contracts.

(e)    Represents annualized seven-day yield as of the end of the reporting period.

(f)     The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Options Written (a)

April 30, 2024 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPXW S&P® 500 Index	5/3/2024	$5,100.00	157	$(79,060,333)	$(197,192)
SPXW S&P® 500 Index	5/8/2024	5,190.00	155	(78,053,195)	(66,650)
SPXW S&P® 500 Index	5/13/2024	5,220.00	158	(79,563,902)	(96,696)
Total Options Written (Premiums Received $701,013)					$(360,538)

(a)  Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – 98.66%
Advertising – 0.52%
Publicis Groupe SA	8,368	$927,416

Aerospace & Defense – 4.82%
BAE Systems PLC	107,926	1,797,665
Leonardo SpA	18,099	417,790
Melrose Industries PLC	61,821	488,054
Rheinmetall AG	1,423	785,434
Rolls-Royce Holdings PLC (a)	506,363	2,613,785
Saab AB – Class B	2,712	216,214
Safran SA	10,603	2,310,633
		8,629,575
Agriculture – 1.00%
Japan Tobacco, Inc.	66,400	1,787,198

Auto Manufacturers – 10.84%
Ferrari NV	4,283	1,769,823
Honda Motor Co. Ltd.	192,600	2,212,797
Mazda Motor Corp.	22,200	253,931
Stellantis NV	81,731	1,821,226
Subaru Corp.	17,800	398,628
Suzuki Motor Corp.	57,600	672,362
Toyota Motor Corp.	486,700	11,226,673
Volvo AB – Class B	41,048	1,055,588
		19,411,028
Auto Parts & Equipment – 1.77%
Aisin Corp.	6,000	227,994
Bridgestone Corp.	20,900	924,840
Denso Corp.	56,700	967,618
JTEKT Corp.	7,200	55,878
Niterra Co. Ltd.	7,900	259,067
Toyota Industries Corp.	6,200	590,851
Yokohama Rubber Co. Ltd.	5,300	139,024
		3,165,272

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Banks – 7.60%
Banco Bilbao Vizcaya Argentaria SA	158,677	$1,723,038
Credit Agricole SA	33,701	523,302
Danske Bank AS	17,732	512,508
Japan Post Bank Co. Ltd.	45,900	466,669
Kyoto Financial Group, Inc.	13,000	231,785
Mediobanca Banca di Credito Finanziario SpA	19,465	277,321
Mitsubishi UFJ Financial Group, Inc.	389,500	3,900,804
Mizuho Financial Group, Inc.	68,600	1,327,503
Sumitomo Mitsui Financial Group, Inc.	38,700	2,203,506
Sumitomo Mitsui Trust Holdings, Inc.	19,300	406,032
UniCredit SpA	55,178	2,036,280
		13,608,748
Building Materials – 2.57%
CRH PLC	27,605	2,151,030
Heidelberg Materials AG	4,185	422,685
Holcim AG	13,991	1,174,681
James Hardie Industries PLC – ADR (a)	18,935	664,943
Sanwa Holdings Corp.	11,500	188,890
		4,602,229
Chemicals – 2.24%
Kuraray Co. Ltd.	11,800	130,633
Mitsui Chemicals, Inc.	6,600	188,482
Nippon Sanso Holdings Corp.	10,100	301,306
Nitto Denko Corp.	5,600	464,078
Shin-Etsu Chemical Co. Ltd.	74,600	2,930,266
		4,014,765
Commercial Services – 2.57%
Brambles Ltd.	36,872	349,208
Dai Nippon Printing Co. Ltd.	8,100	236,557
RELX PLC	74,272	3,065,394
Secom Co. Ltd.	7,900	549,992
TOPPAN Holdings, Inc.	17,100	406,371
		4,607,522

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Computers – 1.59%
CGI, Inc. (a)	6,719	$680,807
CyberArk Software Ltd. (a)(b)	1,281	306,479
NEC Corp.	16,100	1,173,954
Nomura Research Institute Ltd.	15,100	367,172
NS Solutions Corp.	1,400	45,715
Otsuka Corp.	9,000	179,640
SCSK Corp.	5,700	103,924
		2,857,691
Cosmetics & Personal Care – 0.24%
Beiersdorf AG	2,842	426,286

Distribution & Wholesale – 7.71%
ITOCHU Corp.	62,700	2,836,934
Marubeni Corp.	66,100	1,183,568
Mitsubishi Corp.	208,500	4,785,657
Mitsui & Co. Ltd.	56,300	2,726,917
Seven Group Holdings Ltd.	7,530	185,605
Sojitz Corp.	6,000	154,418
Sumitomo Corp.	46,400	1,222,408
Toyota Tsusho Corp.	11,100	709,432
		13,804,939
Diversified Financial Services – 1.43%
Daiwa Securities Group, Inc.	73,200	539,317
Japan Exchange Group, Inc.	26,800	629,920
Mitsubishi HC Capital, Inc.	49,300	319,935
Nomura Holdings, Inc.	101,200	577,497
SBI Holdings, Inc.	7,700	188,063
TMX Group Ltd.	9,330	247,033
Tokyo Century Corp.	6,800	67,735
		2,569,500

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Electric – 2.45%
Chubu Electric Power Co., Inc.	22,600	$290,175
E.ON SE	75,108	993,927
Enel SpA	209,216	1,380,067
Engie SA (b)	47,014	816,322
Kansai Electric Power Co., Inc.	32,800	490,497
Kyushu Electric Power Co., Inc.	14,800	137,617
Sembcorp Industries Ltd.	32,400	127,459
Tokyo Electric Power Co. Holdings, Inc. (a)	23,200	145,203
		4,381,267
Electronics – 1.08%
Camtek Ltd.	1,647	136,676
Kyocera Corp.	41,800	512,180
SCREEN Holdings Co. Ltd.	5,900	620,619
TDK Corp.	14,900	669,256
		1,938,731
Engineering & Construction – 1.21%
COMSYS Holdings Corp.	3,700	86,568
Ferrovial SE	18,205	656,679
Kajima Corp.	21,100	405,772
Keppel Corp. Ltd.	52,800	266,118
Obayashi Corp.	21,800	243,551
Shimizu Corp.	18,000	111,562
Stantec, Inc.	4,993	397,547
		2,167,797
Entertainment – 0.02%
Toei Animation Co. Ltd.	2,000	33,263

Food – 1.94%
Aeon Co. Ltd.	29,900	626,001
Ajinomoto Co., Inc.	14,700	547,586
Danone SA	20,839	1,304,565
Lotus Bakeries NV	11	110,701
NH Foods Ltd.	3,500	115,065
Nichirei Corp.	4,000	100,333
Nissin Foods Holdings Co. Ltd.	8,100	215,962
Toyo Suisan Kaisha Ltd.	3,300	205,911
Yamazaki Baking Co. Ltd.	10,300	249,018
		3,475,142
The accompanying notes are an integral part of these financial statements.

84

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Gas – 0.35%
Centrica PLC	164,088	$262,343
Osaka Gas Co. Ltd.	16,600	368,386
		630,729
Hand & Machine Tools – 0.22%
Amada Co. Ltd.	11,300	123,772
Fuji Electric Co. Ltd.	4,400	275,413
		399,185
Healthcare – Products – 0.89%
Cochlear Ltd.	2,529	532,606
Demant AS (a)	3,131	150,706
FUJIFILM Holdings Corp.	42,300	905,729
		1,589,041
Healthcare – Services – 0.12%
Medibank Pvt Ltd.	90,368	208,403

Home Builders – 0.99%
Daiwa House Industry Co. Ltd.	28,900	813,595
Haseko Corp.	7,600	91,774
Sekisui House Ltd.	25,900	595,463
Sumitomo Forestry Co. Ltd.	9,000	278,762
		1,779,594
Insurance – 3.36%
Assicurazioni Generali SpA	29,688	725,543
Fairfax Financial Holdings Ltd.	988	1,074,165
Great-West Lifeco, Inc.	11,244	332,505
MS&AD Insurance Group Holdings, Inc.	53,700	969,198
Sompo Holdings, Inc.	32,700	646,888
Talanx AG	2,015	152,034
Tokio Marine Holdings, Inc.	67,000	2,120,262
		6,020,595
Internet – 1.22%
CAR Group Ltd.	14,523	318,272
Spotify Technology SA (a)	5,917	1,659,363
Trend Micro, Inc.	4,100	203,031
		2,180,666
Investment Companies – 0.15%
EXOR NV	2,510	275,100

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Iron & Steel – 1.14%
Fortescue Ltd.	48,044	$810,750
JFE Holdings, Inc.	15,300	229,042
Kobe Steel Ltd.	24,100	295,453
Nippon Steel Corp.	25,200	565,787
Yamato Kogyo Co. Ltd.	2,500	134,467
		2,035,499
Leisure Time – 0.14%
Yamaha Motor Co. Ltd.	27,000	252,684

Lodging – 0.29%
InterContinental Hotels Group PLC	5,371	526,973

Machinery – Construction & Mining – 4.38%
Hitachi Construction Machinery Co. Ltd.	2,900	83,443
Hitachi Ltd.	43,800	4,060,210
Komatsu Ltd.	26,900	811,017
Mitsubishi Electric Corp.	79,700	1,401,313
Mitsubishi Heavy Industries Ltd.	166,400	1,495,558
		7,851,541
Machinery – Diversified – 0.33%
Ebara Corp.	3,500	290,936
Wartsila OYJ Abp	15,814	292,980
		583,916
Media – 0.79%
TBS Holdings, Inc.	2,100	54,912
Wolters Kluwer NV	9,031	1,356,534
		1,411,446
Mining – 0.40%
Cameco Corp.	15,852	723,251

Office-Business Equipment – 0.63%
Canon Marketing Japan, Inc.	2,400	66,180
Canon, Inc.	39,300	1,066,506
		1,132,686
Oil & Gas – 0.07%
Cosmo Energy Holdings Co. Ltd.	2,800	134,377

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Packaging & Containers – 0.04%
Toyo Seikan Group Holdings Ltd.	5,000	$77,450

Pharmaceuticals – 9.71%
Alfresa Holdings Corp.	8,800	130,341
Chugai Pharmaceutical Co. Ltd.	27,200	870,938
Medipal Holdings Corp.	7,500	117,459
Novo Nordisk AS – Class B	118,044	15,245,105
Otsuka Holdings Co. Ltd.	19,700	842,136
Santen Pharmaceutical Co. Ltd.	13,300	128,560
Suzuken Co. Ltd.	2,200	65,031
		17,399,570
Private Equity – 0.94%
3i Group PLC	46,734	1,679,478

Real Estate – 1.57%
Daito Trust Construction Co. Ltd.	2,200	235,951
Hulic Co. Ltd.	31,800	293,976
Mitsui Fudosan Co. Ltd.	110,700	1,132,164
Nomura Real Estate Holdings, Inc.	4,100	115,241
REA Group Ltd.	1,817	211,445
Sumitomo Realty & Development Co. Ltd.	15,300	532,781
Tokyo Tatemono Co. Ltd.	7,500	125,162
Tokyu Fudosan Holdings Corp.	22,900	168,503
		2,815,223
Retail – 3.29%
Alimentation Couche-Tard, Inc.	21,211	1,175,607
Fast Retailing Co. Ltd.	7,000	1,844,148
Industria de Diseno Textil SA	40,677	1,860,142
Lawson, Inc.	2,200	144,026
McDonald’s Holdings Co. Japan Ltd.	3,100	136,411
Reece Ltd.	7,640	137,835
Ryohin Keikaku Co. Ltd.	8,900	144,209
Skylark Holdings Co. Ltd.	10,600	151,189
USS Co. Ltd.	14,500	110,877
Zensho Holdings Co. Ltd.	4,700	182,827
		5,887,271

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Semiconductors – 5.30%
Advantest Corp.	38,100	$1,206,909
ASM International NV	1,521	966,137
Disco Corp.	5,400	1,568,145
Nova Ltd. (a)	997	172,480
Renesas Electronics Corp.	51,500	858,306
Shinko Electric Industries Co. Ltd.	1,900	67,343
Socionext, Inc.	5,400	160,615
Tokyo Electron Ltd.	20,200	4,498,138
		9,498,073
Shipbuilding – 0.10%
Kongsberg Gruppen ASA	2,573	182,057

Software – 6.52%
Cellebrite DI Ltd. (a)	1,197	12,940
Constellation Software, Inc.	931	2,396,923
Dassault Systemes SE	19,504	770,768
Konami Group Corp.	3,200	193,848
Pro Medicus Ltd.	1,797	129,692
SAP SE	41,694	7,550,956
The Sage Group PLC	42,570	620,233
		11,675,360
Telecommunications – 1.21%
Hikari Tsushin, Inc.	700	114,200
NEXTDC Ltd. (a)	15,653	169,236
SoftBank Corp.	155,600	1,885,373
		2,168,809
Toys, Games & Hobbies – 1.22%
Nintendo Co. Ltd.	44,600	2,183,128

Transportation – 1.69%
Frontline PLC	5,679	135,425
Hafnia Ltd.	9,830	74,509
Kamigumi Co. Ltd.	3,200	69,127
Kawasaki Kisen Kaisha Ltd.	43,200	605,620
Keisei Electric Railway Co. Ltd.	8,100	302,655
Kuehne + Nagel International AG	1,758	466,059

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
Mitsui OSK Lines Ltd.	16,600	$525,213
Nippon Yusen KK	20,600	583,328
Seibu Holdings, Inc.	9,100	141,882
Tobu Railway Co. Ltd.	5,900	117,278
		3,021,096
TOTAL COMMON STOCKS (Cost $172,264,115)		176,731,570

	Contracts	Value
RIGHTS – 0.00% (f)
Information Technology – 0.00% (f)
NEXTDC Ltd., Expires 05/03/2024, Exercise Price $15.40 (a)(g)	2,608	0
TOTAL RIGHTS (Cost $2,006)		0

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 0.55%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (c)	990,457	990,457
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $990,457)		990,457

	Principal Amount
SHORT TERM INVESTMENTS – 0.72%
U.S. Treasury Bill – 0.62%
United States Treasury Bill, 0.50%, 5/7/2024 (d)	$979,138	979,138
United States Treasury Bill, 2.30%, 5/28/2024 (d)	129,487	129,487
		1,108,625.00
Money Market Deposit Account – 0.10%
U.S. Bank Money Market Deposit Account, 5.170% (e)	176,185	176,185
TOTAL SHORT TERM INVESTMENTS (Cost $1,284,829)		1,284,810

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Principal Amount
Total Investments (Cost $174,541,407) – 99.93%		179,006,837
Assets in Excess of Liabilities – 0.07%		121,332
TOTAL NET ASSETS – 100.00%		$179,128,169
Asset Type	% of Net Assets
Common Stocks	98.66%
Investments Purchased with Proceeds From Securities Lending	0.55
Short Term Investments	0.72
Total Investments	99.93
Assets in Excess of Liabilities	0.07
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan as of April 30, 2024. The total value of securities on loan is $945,235, or 0.53% of net assets. See Note 6.

(c)  Represents annualized seven-day yield as of the end of the reporting period.

(d)  Rate disclosed is the effective yield as of April 30,2024.

(e)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2024.

(f)   Less than 0.05%.

(g)  The security is fair valued by the Valuation Designee (See Note 2).

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Deepwater Frontier Tech ETF
Assets:
Investments, at value (a)(b)	$102,151,027	$17,218,029	$60,668,712
Dividends and interest receivable	18,876	7,812	15,796
Receivable for investments sold	1,310,282	6,741,989	–
Securities lending income receivable	6,275	13,094	1,090
Total Assets	103,486,460	23,980,924	60,685,598

Liabilities:
Payable for fund shares redeemed	1,317,490	–	–
Payable for collateral upon return of securities loaned	18,540,250	4,577,171	10,300,845
Payable to Adviser	37,843	8,846	29,890
Payable for investments purchased	–	5,940,783	–
Payable to Trustees	1,109	–	–
Payable to Custodian	704	–	–
Accrued expenses and other liabilities	120,773	–	1,460
Commitments and contingent liabilities (c)	–	–	–
Total Liabilities	20,018,169	10,526,800	10,332,195
Net Assets	$83,468,291	$13,454,124	$50,353,403

Net Assets Consist of:
Capital stock	$397,175,490	$24,523,703	$77,311,749
Total distributable earnings/(accumulated deficit)	(313,707,199)	(11,069,579)	(26,958,346)
Net Assets	$83,468,291	$13,454,124	$50,353,403

Net Asset Value:
Net assets	$83,468,291	$13,454,124	$50,353,403
Shares of beneficial interest outstanding (unlimited shares without par authorized)	3,250,000	400,000	1,150,001
Net asset value price per share	$25.68	$33.64	$43.79

(a) Cost of investments	$102,150,258	$16,835,602	$53,817,885
(b) Including securities on loan at a value of	17,604,453	1,504,861	9,769,221

(c)   Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

	Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Allocation Power Buffer ETF	Innovator Laddered Allocation Buffer ETF
Assets:
Investments, at value (a)	$122,118,869 (b	)	$255,764	$996,040
Investments in affiliates, at value (c)	–		412,603,843	106,249,614 (b	)
Dividends and interest receivable	220,678		1,138	620
Receivable for fund shares sold	–		2,075,085	729,168
Securities lending income receivable	32,340		13,971	1,615
Total Assets	122,371,887		414,949,801	107,977,057

Liabilities:
Payable to Adviser	42,720		33,218	8,649
Distribution payable	526,500		–	–
Payable for investments purchased	–		2,073,680	728,024
Payable for collateral upon return of securities loaned	13,993,428		–	853,350
Total Liabilities	14,562,648		2,106,898	1,590,023
Net Assets	$107,809,239		$412,842,903	$106,387,034

Net Assets Consist of:
Capital stock	$152,194,743		$401,260,701	$95,545,821
Total distributable earnings/(accumulated deficit)	(44,385,504)		11,582,202	10,841,213
Net Assets	$107,809,239		$412,842,903	$106,387,034

Net Asset Value:
Net assets	$107,809,239		$412,842,903	$106,387,034
Shares of beneficial interest outstanding (unlimited shares without par authorized)	5,850,000		10,000,000	3,675,000
Net asset value price per share	$18.43		$41.28	$28.95

(a) Cost of investments	$137,617,667		$255,764	$996,040
(b) Including securities on loan at a value of	13,501,614		–	826,216
(c) Cost of investments in affiliates	–		371,449,949	96,698,986

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

	Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
Assets:
Investments, at value (a)	$55,696,588	$87,550,693
Interest receivable	327	463
Deposit at broker for options	200	200
Total Assets	55,697,115	87,551,356

Liabilities:
Payable to Adviser	40,261	61,672
Options written, at value (b)	1,580,162	3,041,420
Total Liabilities	1,620,423	3,103,092
Net Assets	$54,076,692	$84,448,264

Net Assets Consist of:
Capital stock	$51,845,030	$86,908,534
Total distributable earnings/(accumulated deficit)	2,231,662	(2,460,270)
Net Assets	$54,076,692	$84,448,264

Net Asset Value:
Net assets	$54,076,692	$84,448,264
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,825,000	2,900,000
Net asset value price per share	$29.63	$29.12

(a) Cost of investments	$56,085,674	$85,328,448
(b) Premiums received	1,791,242	2,763,269

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

	Innovator Hedged TSLA Strategy ETF	Innovator Uncapped Accelerated U.S. Equity ETF
Assets:
Investments, at value (a)	$999,756	$26,526,127
Interest receivable	16	257
Deposit at broker for options	200	200
Total Assets	999,972	26,526,584

Liabilities:
Payable to Adviser	589	14,225
Options written, at value (b)	55,422	2,649,117
Total Liabilities	56,011	2,663,342
Net Assets	$943,961	$23,863,242

Net Assets Consist of:
Capital stock	$1,716,301	$22,202,838
Total distributable earnings/(accumulated deficit)	(772,340)	1,660,404
Net Assets	$943,961	$23,863,242

Net Asset Value:
Net assets	$943,961	$23,863,242
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	40,000	725,000
Net asset value price per share	$23.60	$32.91

(a) Cost of investments	$986,976	$28,794,834
(b) Premiums received	56,977	3,513,011
The accompanying notes are an integral part of these financial statements.

94

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

	Innovator Nasdaq-100 Managed Floor ETF	Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF
Assets:
Investments, at value (a)(b)	$87,316,133	$257,349,567	$179,006,837
Cash	7,657	58,888	–
Dividends and interest receivable	19,813	137,203	1,341,713
Receivable for investments sold	–	–	–
Securities lending income receivable	–	4,161	228
Deposit at broker for options	165	144	16,722
Total Assets	87,343,768	257,549,963	180,365,500

Liabilities:
Payable for collateral upon return of securities loaned	–	19,855,787	990,457
Payable to Adviser	60,929	154,772	119,167
Options written, at value (c)	341,196	360,538	–
Payable for fund shares redeemed	–	–	–
Accrued expenses and other liabilities	328	–	127,707
Total Liabilities	402,453	20,371,097	1,237,331
Net Assets	$86,941,315	$237,178,866	$179,128,169

Net Assets Consist of:
Capital stock	$88,320,760	$226,813,417	$190,427,159
Total distributable earnings/(accumulated deficit)	(1,379,445)	10,365,449	(11,298,990)
Net Assets	$86,941,315	$237,178,866	$179,128,169

Net Asset Value:
Net assets	$86,941,315	$237,178,866	$179,128,169
Shares of beneficial interest outstanding (unlimited shares authorized)	3,450,000	8,200,000	6,700,000
Net asset value price per share	$25.20	$28.92	$26.74

(a) Cost of investments	$88,618,231	$248,020,643	$174,541,407
(b) Including securities on loan at a value of	–	$19,124,658	945,235
(c) Premiums received	$337,679	$701,013	–

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Deepwater Frontier Tech ETF
Investment Income:
Dividends	$141,590	$83,748	$62,408
Less: Foreign witholding taxes and issuance fees	(4,490)	(1,089)	(5,072)
Interest	10,145	1,619	6,445
Securities lending income, net	45,481	15,429	9,984
Total Investment Income	192,726	99,707	73,765

Expenses:
Investment advisory fee	307,348	52,921	163,162
Professional fees	22,678	–	–
Administration fees	35,390	–	–
Fund accounting fees	810	–	–
Trustees fees and expenses	2,022	–	–
Printing and mailing expenses	18,578	–	–
Custody fees	8,280	–	–
Insurance expense	634	–	–
Registration fees	90	–	–
Other expenses	56,484	–	–
Total Expenses Before Expense Limitation	452,314	52,921	163,162
Net advisory recoupment/(waivers)(see Note 3)	(101,059)	–	–
Net Expenses	351,255	52,921	163,162
Net Investment Income/(Loss)	(158,529)	46,786	(89,397)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	16,873,681	1,631,900	1,754,909
Redemptions sold in-kind on investments	1,717,212	69	–
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(386,655)	330,418	8,305,322
Net Realized and Unrealized Gain/(Loss)	18,204,238	1,962,387	10,060,231
Net Increase/(Decrease) in Net Assets Resulting From Operations	$18,045,709	$2,009,173	$9,970,834

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Laddered Allocation Buffer ETF
Investment Income:
Dividends	$3,264,681	$–	$–
Interest	9,531	7,758	3,304
Securities lending income, net	136,457	53,253	17,326
Total Investment Income	3,410,669	61,011	20,630

Expenses:
Investment advisory fee	254,569	331,968	77,016
Tax expense	1,590	–	–
Total Expenses Before Expense Limitation	256,159	331,968	77,016
Net advisory recoupment/(waivers)(see Note 3)	–	(149,375)	(34,184)
Net Expenses	256,159	182,593	42,832
Net Investment Income/(Loss)	3,154,510	(121,582)	(22,202)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(2,198,347)	–	–
Redemptions sold in-kind on investments	868,683	–	–
Redemptions sold in-kind on affiliates	–	9,344,249	1,376,219
Investments in affiliates	–	(39,882)	(14,695)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,108,123	–	–
Investments in affiliates	–	28,710,116	8,967,335
Net Realized and Unrealized Gain/(Loss)	9,778,459	38,014,483	10,328,859
Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,932,969	$37,892,901	$10,306,657

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
Investment Income:
Interest	$1,841	$3,132
Total Investment Income	1,841	3,132

Expenses:
Investment advisory fee	$215,558	364,565
Total Expenses	215,558	364,565
Net Investment Income/(Loss)	(213,717)	(361,433)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	3,850,870	8,426,440
Redemptions sold in-kind on investments	2,535,142	129,914
Redemptions sold in-kind on options written	448,082	12,532
Options written	(422,795)	(2,092,091)
Net change in unrealized appreciation/(depreciation) on:
Investments	(384,927)	2,230,340
Options written	215,252	(270,030)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	6,241,624	8,437,105
Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,027,907	$8,075,672

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Innovator Hedged TSLA Strategy ETF	Innovator Uncapped Accelerated U.S. Equity ETF
Investment Income:
Interest	$41,176	$1,219
Total Investment Income	41,176	1,219

Expenses:
Investment advisory fee	$6,802	71,881
Total Expenses	6,802	71,881
Net Investment Income/(Loss)	34,374	(70,662)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(291,637)	50,337
Redemptions sold in-kind on investments	(155,567)	6,111,733
Redemptions sold in-kind on options written	70,786	(38,207)
Options written	172,893	(2,076,114)
Net change in unrealized appreciation/(depreciation) on:
Investments	285,086	(1,061,761)
Options written	(115,730)	358,996
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(34,169)	3,344,984
Net Increase/(Decrease) in Net Assets Resulting From Operations	$205	$3,274,322

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Innovator Nasdaq-100 Managed Floor ETF (a)	Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF
Investment Income:
Dividends	$90,557	$928,491	$2,952,229
Less: Foreign withholding taxes withheld and issuance fees	(978)	(4)	(217,606)
Interest	15,109	36,766	57,800
Securities lending income, net	–	26,069	5,458
Total Investment Income	104,688	991,322	2,797,881

Expenses:
Investment advisory fee	119,035	595,791	735,743
Total Expenses	119,035	595,791	735,743
Net Investment Income/(Loss)	(14,347)	395,531	2,062,138

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(965,431)	(3,860,417)	17,824,009
Redemptions sold in-kind on investments	–	6,793,382	17,319,370
Redemptions sold in-kind on options written	–	–	–
Options written	921,930	(2,038,296)	–
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(1,302,099)	13,202,027	7,083,013
Options written	(3,517)	178,492	–
Net Realized and Unrealized Gain/(Loss)	(1,349,117)	14,275,188	42,226,392
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,363,464)	$14,670,719	$44,288,530

(a)   Since Commencement of Operations on January 24, 2024.

The accompanying notes are an integral part of these financial statements.

100

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net investment income/(loss)	$(158,529)	$13,602
Net realized gain/(loss)	18,590,893	(15,937,780)
Net change in unrealized appreciation/(depreciation)	(386,655)	(5,091,519)
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,045,709	(21,015,697)

Distributions to Shareholders:
Net distributions to shareholders	(551,275)	(2,139,291)

Capital Share Transactions:
Proceeds from shares sold	6,356,960	55,634,155
Cost of shares redeemed	(14,320,860)	(60,584,555)
Transaction fees (see Note 5)	–	29
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(7,963,900)	(4,950,371)
Total Increase/(Decrease) in Net Assets	$9,530,534	$(28,105,359)

Net Assets:
Beginning of period	$73,937,757	$102,043,116
End of period	$83,468,291	$73,937,757

Change in Shares Outstanding:
Shares sold	250,000	2,250,000
Shares redeemed	(550,000)	(2,600,000)
Net Increase/(Decrease)	(300,000)	(350,000)

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR ETFs TRUST

Innovator IBD® Breakout Opportunities ETF		Innovator Deepwater Frontier Tech ETF
Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

$46,786	$103,547	$(89,397)	$(84,470)
1,631,969	165,849	1,754,909	(1,895,979)
330,418	(676,727)	8,305,322	6,817,132
2,009,173	(407,331)	9,970,834	4,836,683

(174,815)	(179,202)	–	–

–	3,041,730	6,729,009	1,723,421
–	(4,641,750)	–	(5,201,170)
–	–	2,667	3,676
–	(1,600,020)	6,731,676	(3,474,073)
$1,834,358	$(2,186,553)	$16,702,510	$1,362,610

$11,619,766	$13,806,319	$33,650,893	$32,288,283
$13,454,124	$11,619,766	$50,353,403	$33,650,893

–	100,000	150,000	50,000
–	(150,000)	–	(150,000)
–	(50,000)	150,000	(100,000)
The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net investment income/(loss)	$3,154,510	$6,198,990
Net realized gain/(loss)	(1,329,664)	(10,591,978)
Net change in unrealized appreciation/(depreciation)	11,108,123	3,679,414
Net Increase/(Decrease) in Net Assets Resulting from Operations	12,932,969	(713,574)

Distributions to Shareholders:
Distributions to shareholders	(3,207,047)	(6,171,173)
Net distributions to shareholders	(3,207,047)	(6,171,173)

Capital Share Transactions:
Proceeds from shares sold	10,552,465	3,651,380
Cost of shares redeemed	(10,356,490)	(17,935,835)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	195,975	(14,284,455)
Total Increase/(Decrease) in Net Assets	$9,921,897	$(21,169,202)

Net Assets:
Beginning of period	$97,887,342	$119,056,544
End of period	$107,809,239	$97,887,342

Change in Shares Outstanding:
Shares sold	550,000	200,000
Shares redeemed	(550,000)	(1,000,000)
Net Increase/(Decrease)	–	(800,000)

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR ETFs TRUST

Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

$(121,582)	$(62,943)	$(22,202)	$(39,720)
9,304,367	1,795,740	1,361,524	554,924
28,710,116	12,788,071	8,967,335	1,285,013
37,892,901	14,520,868	10,306,657	1,800,217

–	–	–	–
–	–	–	–

134,047,885	141,981,430	45,557,892	38,333,066
(50,813,390)	(14,802,000)	(7,626,608)	(8,397,695)
83,234,495	127,179,430	37,931,284	29,935,371
$121,127,396	$141,700,298	$48,237,941	$31,735,588

$291,715,507	$150,015,209	$58,149,093	$26,413,505
$412,842,903	$291,715,507	$106,387,034	$58,149,093

3,350,000	3,900,000	1,625,000	1,525,000
(1,250,000)	(400,000)	(275,000)	(350,000)
2,100,000	3,500,000	1,350,000	1,175,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator Buffer Step-Up Strategy ETF		Innovator Power Buffer Step-Up Strategy ETF
Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

$(213,717)	$(311,320)	$(361,433)	$(548,002)
6,411,299	1,058,093	6,476,795	2,659,240
(169,675)	771,328	1,960,310	323,523
6,027,907	1,518,101	8,075,672	2,434,761

67,104,680	110,292,978	5,033,830	217,664,135
(59,329,627)	(100,403,535)	(7,042,016)	(175,600,405)
6,769	6,909	2,870	23,272
7,781,822	9,896,352	(2,005,316)	42,087,002
$13,809,729	$11,414,453	$6,070,356	$44,521,763

$40,266,963	$28,852,510	$78,377,908	$33,856,145
$54,076,692	$40,266,963	$84,448,264	$78,377,908

2,275,000	4,125,000	175,000	8,125,000
(2,000,000)	(3,775,000)	(250,000)	(6,525,000)
275,000	350,000	(75,000)	1,600,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders
Total Distributions to Shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

The accompanying notes are an integral part of these financial statements.

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Innovator Hedged TSLA Strategy ETF		Innovator Uncapped Accelerated U.S. Equity ETF
Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

$34,374	$68,878	$(70,662)	$(85,334)
(203,525)	56,606	4,047,749	340,283
169,356	(3,882)	(702,765)	(418,000)
205	121,602	3,274,322	(163,051)

(74,568)	(18,587)	–	–
(74,568)	(18,587)	–	–

233,428	1,226,145	48,331,440	24,359,140
(1,157,835)	(1,731,182)	(43,318,785)	(14,149,655)
116	–	6,122	7,542
(924,291)	(505,037)	5,018,777	10,217,027
$(998,654)	$(402,022)	$8,293,099	$10,053,976

$1,942,615	$2,344,637	$15,570,143	$5,516,167
$943,961	$1,942,615	$23,863,242	$15,570,143

10,000	50,000	1,475,000	925,000
(50,000)	(70,000)	(1,350,000)	(550,000)
(40,000)	(20,000)	125,000	375,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator Nasdaq-100 Managed Floor ETF
Period Ended April 30, 2024 (Unaudited) (a)
Operations:
Net investment income/(loss)	$(14,347)
Net realized gain/(loss)	(43,501)
Net change in unrealized appreciation/(depreciation)	(1,305,616)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,363,464)

Dividends and distributions to shareholders:
Net distributions to shareholders	(15,981)

Fund Share Transactions:
Proceeds from shares sold	88,320,760
Cost of shares redeemed	–
Transaction fees (see Note 5)	–
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	88,320,760
Total Increase/(Decrease) in Net Assets	$86,941,315

Net Assets:
Beginning of period	$–
End of period	$86,941,315

Change in Shares Outstanding:
Shares sold	3,450,000
Shares redeemed	–
Net Increase/(Decrease)	3,450,000

(a)  Since Commencement of Operations on January 24, 2024.

(b)  Since Commencement of Operations on November 8, 2022.

(c)  Since Commencement of Operations on November 16, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator Equity Managed Floor ETF		Innovator Gradient Tactical Rotation Strategy ETF
Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (b)	Period Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (c)

$395,531	$208,554	$2,062,138	$2,322,592
894,669	2,212,749	35,143,379	(45,374,878)
13,380,519	(3,708,439)	7,083,013	(2,658,123)
14,670,719	(1,287,136)	44,288,530	(45,710,409)

(837,282)	(182,955)	(1,616,420)	(995,295)

172,337,175	110,931,670	62,202,250	353,008,190
(45,984,445)	(12,468,880)	(109,063,110)	(122,986,740)
–	–	1,173	–
126,352,730	98,462,790	(46,859,687)	230,021,450
$140,186,167	$96,992,699	$(4,187,577)	$183,315,746

$96,992,699	$–	$183,315,746	$–
$237,178,866	$96,992,699	$179,128,169	$183,315,746

6,050,000	4,350,000	2,500,000	14,200,000
(1,700,000)	(500,000)	(4,400,000)	(5,600,000)
4,350,000	3,850,000	(1,900,000)	8,600,000

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator IBD® 50 ETF
For the period ended 4/30/2024	$20.83	(0.05)	5.06	5.01	–
For the year ended 10/31/2023	$26.16	– (c)	(4.73)	(4.73)	–(c	)
For the year ended 10/31/2022	$50.34	0.46	(24.54)	(24.08)	–
For the year ended 10/31/2021	$35.97	0.10	14.27	14.37	–(c	)
For the year ended 10/31/2020	$33.17	0.04	2.76	2.80	–
For the year ended 10/31/2019	$31.24	(0.07)	2.00	1.93	–(c	)

Innovator IBD® Breakout Opportunities ETF
For the period ended 4/30/2024	$29.05	0.12	4.91	5.03	–
For the year ended 10/31/2023	$30.68	0.24	(1.47)	(1.23)	–
For the year ended 10/31/2022	$36.52	0.32	(6.16)	(5.84)	–
For the year ended 10/31/2021	$23.53	(0.02)	13.01	12.99	–
For the year ended 10/31/2020	$19.44	(0.03)	4.12	4.09	–
For the year ended 10/31/2019	$20.26	– (c)	(0.78)	(0.78)	–(c	)

Innovator Deepwater Frontier Tech ETF
For the period ended 4/30/2024	$33.65	(0.08)	10.22	10.14	–(c	)
For the year ended 10/31/2023	$29.35	(0.08)	4.38	4.30	–(c	)
For the year ended 10/31/2022	$56.02	(0.04)	(26.64)	(26.68)	0.01
For the year ended 10/31/2021	$37.34	(0.14)	18.81	18.67	0.01
For the year ended 10/31/2020	$23.70	(0.09)	13.73	13.64	–(c	)
For the year ended 10/31/2019	$22.77	(0.02)	0.95	0.93	–

(a)     Does not include the impact of the expenses of the underlying funds in which the Fund invests.

(b)     Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(c)     Amount represents less than $0.01 per share.

(d)     Excludes in-kind transactions associated with creations and redemptions of the Funds.

(e)     Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.
The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

			Ratios/Supplemental Data:
Distributions Paid to Shareholders:					Ratio to Average Net Assets of:
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return	Net assets, end of period (000)	Expenses, before waivers/ recoupment (a)	Expenses, net of waivers/ recoupment (a)	Net investment income/ (loss) (e)	Portfolio turnover rate (d)

(0.16)	4.85	$25.68	24.09%	$83,468	1.03%	0.80%	(0.36)%	630%
(0.60)	(5.33)	$20.83	(18.21)%	$73,938	1.08%	0.80%	0.02%	1,425%
(0.10)	(24.18)	$26.16	(47.90)%	$102,043	0.97%	0.80%	1.29%	1,961%
–	14.37	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
–	2.80	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%
–	1.93	$33.17	6.20%	$326,748	0.78%	0.80%	(0.21)%	786%

(0.44)	4.59	$33.64	17.29%	$13,454	0.80%	0.80%	0.71%	639%
(0.40)	(1.63)	$29.05	(4.03)%	$11,620	0.80%	0.80%	0.77%	1,945%
–	(5.84)	$30.68	(15.98)%	$13,806	0.80%	0.80%	0.92%	1,980%
–	12.99	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
–	4.09	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%
(0.04)	(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%	0.02%	1,777%

–	10.14	$43.79	30.12%	$50,353	0.70%	0.70%	(0.38)%	81%
–	4.30	$33.65	14.64%	$33,651	0.70%	0.70%	(0.23)%	153%
–	(26.67)	$29.35	(47.60)%	$32,288	0.70%	0.70%	(0.10)%	138%
–	18.68	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
–	13.64	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%
–	0.93	$23.70	4.07%	$10,664	0.70%	0.70%	(0.07)%	107%

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P Investment Grade Preferred ETF
For the period ended 4/30/2024	$16.73	0.54	0.61	1.15	–
For the year ended 10/31/2023	$17.90	0.99	(1.17)	(0.18)	–
For the year ended 10/31/2022	$24.22	1.00	(6.28)	(5.28)	–
For the year ended 10/31/2021	$24.02	1.14	0.27 (h )	1.41	–
For the year ended 10/31/2020	$24.11	1.23	(0.07)	1.16	– (i )
For the period 4/1/2019 (g) – 10/31/2019	$23.18	0.67	0.93	1.60	–
For the year ended 3/31/2019	$23.38	1.18	(0.18)	1.00	–

Innovator Laddered Allocation Power Buffer ETF
For the period ended 4/30/2024	$36.93	(0.01)	4.36	4.35	–
For the year ended 10/31/2023	$34.09	(0.01)	2.85	2.84	–
For the year ended 10/31/2022	$35.56	(0.02)	(1.45)	(1.47)	–
For the year ended 10/31/2021	$31.49	(0.05)	4.12	4.07	–
For the year ended 10/31/2020	$36.66	0.81	(5.26)	(4.45)	–
For the period 10/1/2019 (d) – 10/31/2019	$36.81	0.02	(0.17)	(0.15)	–
For the year ended 9/30/2019	$31.55	0.66	5.29	5.95	–

Innovator Laddered Allocation Buffer ETF
For the period ended 4/30/2024	$25.01	(0.01)	3.95	3.94	–
For the year ended 10/31/2023	$22.97	(0.02)	2.06	2.04	–
For the period 2/8/2022 (f) – 10/31/2022	$24.89	(0.02)	(1.90)	(1.92)	–

(a)    Annualized for periods less than one year.

(b)    Not annualized for periods less than one year.

(c)    Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(d)    The period ended October 31, 2019 consists of one month due to the Fund’s fiscal year end change.

(e)    Excludes in-kind transactions associated with creations and redemptions of the Funds.

(f)     Commencement of operations.

(g)    The period ended October 31, 2019 consists of seven months due to the Fund’s fiscal year end change.

(h)    Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(i)     Amount represents less than $0.01 per share.

(j)     Does not include the impact of the expenses of the underlying funds in which the Funds invest.

(k)    Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

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					Ratios/Supplemental Data:
Distributions Paid to Shareholders:							Ratio to Average Net Assets of: (a)			Portfolio turnover rate (b)(e)
Paid from net investment income	Paid from return of capital	Total Distributions Paid	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (j)	Expenses, net of waivers/ recoupment (j)	Net investment income/ (loss) (k)

0.55	–	0.55	1.70	$18.43	13.40%	$107,809	0.47%	0.47%	5.81%	13%
(0.99)	–	(0.99)	(1.17)	$16.73	(1.32)%	$97,887	0.47%	0.47%	5.37%	28%
(1.02)	(0.02)	(1.04)	(6.32)	$17.90	(22.27)%	$119,057	0.47%	0.47%	4.70%	46%
(1.14)	(0.07)	(1.21)	0.20	$24.22	5.97%	$222,794	0.47%	0.47%	4.70%	68%
(1.25)	–	(1.25)	(0.09)	$24.02	5.04%	$127,315	0.47%	0.47%	5.15%	58%
(0.67)	–	(0.67)	0.93	$24.11	6.93%	$19,288	0.47%	0.47%	4.75%	34%
(1.20)	–	(1.20)	(0.20)	$23.18	4.54%	$13,911	0.47%	0.47%	5.12%	58%

–	–	–	4.35	$41.28	11.80%	$412,843	0.18%	0.10%	(0.07)%	1%
–	–	–	2.84	$36.93	8.31%	$291,716	0.20%	0.10%	(0.03)%	1%
–	–	–	(1.47)	$34.09	(4.11)%	$150,015	0.20%	0.12%	(0.07)%	2%
–	–	–	4.07	$35.56	12.93%	$69,337	0.20%	0.20%	(0.14)%	1%
(0.72)	–	(0.72)	(5.17)	$31.49	(11.93)%	$28,338	0.47%	0.47%	2.47%	750%
–	–	–	(0.15)	$36.66	(0.42)%	$137,463	0.49%	0.49%	0.63%	0%
(0.69)	–	(0.69)	5.26	$36.81	19.11%	$136,195	0.49%	0.49%	2.00%	44%

–	–	–	3.94	$28.95	15.75%	$106,387	0.18%	0.10%	(0.05)%	1%
–	–	–	2.04	$25.01	8.89%	$58,149	0.20%	0.10%	(0.10)%	1%
–	–	–	(1.92)	$22.97	(7.72)%	$26,414	0.20%	0.10%	(0.10)%	1%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Buffer Step-Up Strategy ETF
For the period ended 4/30/2024	$25.98	(0.13)	3.78	3.65	–(f)
For the year ended 10/31/2023	$24.04	(0.23)	2.16	1.93	0.01
For the period 3/7/2022 (d) – 10/31/2022	$25.48	(0.14)	(1.32)	(1.46)	0.02

Innovator Power Buffer Step-Up Strategy ETF
For the period ended 4/30/2024	$26.35	(0.12)	2.89	2.77	–(f)
For the year ended 10/31/2023	$24.62	(0.23)	1.95	1.72	0.01
For the period 3/7/2022 (d) – 10/31/2022	$25.67	(0.14)	(0.93)	(1.07)	0.02

(a)     Annualized for periods less than one year.

(b)     Not annualized for periods less than one year.

(c)     Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(d)     Commencement of operations.

(e)     Excludes in-kind transactions associated with creations and redemptions of the Funds.

(f)      Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)(e)

3.65	$29.63	14.01%	$54,077	0.89%	(0.88)%	0%
1.94	$25.98	8.09%	$40,267	0.89%	(0.88)%	0%
(1.44)	$24.04	(5.64)%	$28,853	0.89%	(0.89)%	0%

2.77	$29.12	10.49%	$84,448	0.89%	(0.88)%	0%
1.73	$26.35	7.04%	$78,378	0.89%	(0.89)%	0%
(1.05)	$24.62	(4.08)%	$33,856	0.89%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Hedged TSLA Strategy ETF
For the period ended 4/30/2024	$24.28	0.48	(0.23)	0.25	–(e)
For the year ended 10/31/2023	$23.45	0.78	0.24 (f )	1.02	–
For the period 7/25/2022 (d) – 10/31/2022	$24.91	0.10	(1.57)	(1.47)	0.01

Innovator Uncapped Accelerated U.S. Equity ETF
For the period ended 4/30/2024	$25.95	(0.12)	7.07	6.95	0.01
For the year ended 10/31/2023	$24.52	(0.21)	1.62 (f )	1.41	0.02
For the period 8/10/2022 (d) – 10/31/2022	$26.88	(0.04)	(2.32)	(2.36)	–(e)

(a)     Annualized for periods less than one year.

(b)     Not annualized for periods less than one year.

(c)     Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(d)     Commencement of operations.

(e)     Amount represents less than $0.01 per share.

(f)      Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(g)     Excludes in-kind transactions associated with creations and redemptions of the Funds.

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR ETFs TRUST

			Ratios/Supplemental Data:
					Ratio to Average Net Assets of: (a)
Distributions Paid to Shareholders: Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)(g)

(0.93)	(0.68)	$23.60	0.70%	$944	0.79%	3.98%	0%
(0.19)	0.83	$24.28	4.43%	$1,943	0.79%	3.16%	0%
–	(1.46)	$23.45	(5.88)%	$2,345	0.79%	1.47%	0%

–	6.96	$32.91	26.84%	$23,863	0.79%	(0.77)%	0%
–	1.43	$25.95	5.85%	$15,570	0.79%	(0.77)%	0%
–	(2.36)	$24.52	(8.79)%	$5,516	0.79%	(0.78)%	0%
The accompanying notes are an integral part of these financial statements.

119

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Nasdaq-100 Managed Floor ETF
For the period 1/24/2024 (d) – 4/30/2024	$25.00	(0.01)	0.22	0.21	–

Innovator Equity Managed Floor ETF
For the period ended 4/30/2024	$25.19	0.09	3.85	3.94	–
For the period 11/16/2022 (d) – 10/31/2023	$22.80	0.16	2.39 (g)	2.55	–

Innovator Gradient Tactical Rotation Strategy ETF
For the period ended 4/30/2024	$21.32	0.28	5.35	5.63	–
For the period 11/16/2022 (d) – 10/31/2023	$25.00	0.20	(3.81)	(3.61)	–

(a)     Annualized for periods less than one year.

(b)     Not annualized for periods less than one year.

(c)     Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(d)     Commencement of operations.

(e)     Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(f)      Excludes in-kind transactions associated with creations and redemptions of the Funds.

(g)     Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(h)     Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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			Ratios/Supplemental Data:
Distributions Paid to Shareholders					Ratio to Average Net Assets of: (a)
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses (h)	Net investment income/(loss) (e)	Portfolio turnover rate (b)(f)

(0.01)	0.20	$25.20	0.82%	$86,941	0.89%	(0.28)%	12%

(0.21)	3.73	$28.92	15.65%	$237,179	0.89%	0.61%	11%
(0.16)	2.39	$25.19	11.20%	$96,993	0.89%	0.80%	7%

(0.21)	5.42	$26.74	26.52%	$179,128	0.80%	2.24%	251%
(0.07)	(3.68)	$21.32	(14.48)%	$183,316	0.80%	0.94%	306%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (Unaudited)

1.    ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which thirteen are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF (c)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF (d)	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index

(a)    Each Fund individually seeks to track their respective index or Fund, before fees and expenses.

(b)    BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

(c)    BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(d)    TSLH seeks to participate in the price return of the common stock of Tesla, Inc., subject to a limit on investment gains and seeks to provide a level of protection against significant declines in the price return of the common stock of Tesla, Inc.

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Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF – January	JAND	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – January	JANQ	December 29, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – April	APRQ	March 31, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – July	JULD	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF – January	HJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – April	HAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust

123

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF – Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator International Developed Power Buffer ETF – January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Growth-100 Power Buffer ETF – January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF – January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Equity Accelerated ETF – January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF – January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – October	QTOC	September 30, 2021	Invesco QQQ Trust

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Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Accelerated ETF – Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF – Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF – 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. FFTY, BOUT, LOUP, BSTP, PSTP, QFLR, SFLR and IGTR list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB, TSLH and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP, TSLH and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

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Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange

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on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2024:

FFTY

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,359,421	$–	$–	$83,359,421
Investments Purchased with Proceeds From Securities Lending	–	18,540,250	–	18,540,250
Short Term Investments	251,356	–	–	251,356
Total Assets	$83,610,777	$18,540,250	$–	$102,151,027

BOUT

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,023,857	$–	$–	$12,023,857
Real Estate Investment Trusts	588,532	–	–	588,532
Investments Purchased with Proceeds From Securities Lending	–	4,577,171	–	4,577,171
Short Term Investments	28,469	–	–	28,469
Total Assets	$12,640,858	$4,577,171	$–	$17,218,029

LOUP

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$48,811,896	$–	$–	$48,811,896
Preferred Stocks	1,430,537	–	–	1,430,537
Investments Purchased with Proceeds From Securities Lending	–	10,300,845	–	10,300,845
Short Term Investments	125,434	–	–	125,434
Total Assets	$50,367,867	$10,300,845	$–	$60,668,712

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EPRF

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$107,340,331	$–	$–	$107,340,331
Investments Purchased with Proceeds From Securities Lending	–	13,993,428	–	13,993,428
Short Term Investments	785,110	–	–	785,110
Total Assets	$108,125,441	$13,993,428	$–	$122,118,869

BUFF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$412,603,843	$–	$–	$412,603,843
Short Term Investments	255,764	–	–	255,764
Total Assets	$412,859,607	$–	$–	$412,859,607

BUFB

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$106,249,614	$–	$–	$106,249,614
Investments Purchased with Proceeds From Securities Lending	–	853,350	–	853,350
Short Term Investments	142,690	–	–	142,690
Total Assets	$106,392,304	$853,350	$–	$107,245,654

BSTP

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$55,613,671	$–	$55,613,671
Short Term Investments	82,917	–	–	82,917
Total Assets	$82,917	$55,613,671	$–	$55,696,588

Liabilities
Options Written	$–	$1,580,162	$–	$1,580,162
Total Liabilities	$–	$1,580,162	$–	$1,580,162

PSTP

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$87,412,843	$–	$87,412,843
Short Term Investments	137,850	–	–	137,850
Total Assets	$137,850	$87,412,843	$–	$87,550,693

Liabilities
Options Written	$–	$3,041,420	$–	$3,041,420
Total Liabilities	$–	$3,041,420	$–	$3,041,420

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TSLH

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$161,430	$–	$161,430
Short Term Investments	3,348	834,978	–	838,326
Total Assets	$3,348	$996,408	$–	$999,756

Liabilities
Options Written	$–	$55,422	$–	$55,422
Total Liabilities	$–	$55,422	$–	$55,422

XUSP

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$26,476,025	$–	$26,476,025
Short Term Investments	50,102	–	–	50,102
Total Assets	$50,102	$26,476,025	$–	$26,526,127

Liabilities
Options Written	$–	$2,649,117	$–	$2,649,117
Total Liabilities	$–	$2,649,117	$–	$2,649,117

QFLR

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,580,815	$–	$–	$83,580,815
Purchased Options	1,849,561	–	–	1,849,561
Short Term Investments	1,885,757	–	–	1,885,757
Total Assets	$87,316,133	$–	$–	$87,316,133

Liabilities
Options Written	$–	$341,196	$–	$341,196
Total Liabilities	$–	$341,196	$–	$341,196

SFLR

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$227,229,500	$–	$–	$227,229,500
Real Estate Investment Trusts	4,199,127		–	4,199,127
Purchased Options	2,638,227	–	–	2,638,227
Investments Purchased with Proceeds From Securities Lending	–	19,855,787	–	19,855,787
Short Term Investments	3,426,926	–	–	3,426,926
Total Assets	$237,493,780	$19,855,787	$–	$257,349,567

Liabilities
Options Written	$–	$360,538	$–	$360,538
Total Liabilities	$–	$360,538	$–	$360,538
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IGTR

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$176,731,570	$–	$–	$176,731,570
Rights	–	0	–	0
Investments Purchased with Proceeds From Securities Lending	–	990,457	–	990,457
Short Term Investments	176,185	1,108,625	–	1,284,810
Total Assets	$176,907,755	$2,099,082	$–	$179,006,837

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the period ended April 30, 2024.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

BSTP, PSTP, TSLH and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

BSTP, PSTP, TSLH and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When BSTP, PSTP, TSLH and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires

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on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When BSTP, PSTP, TSLH and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP, TSLH and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by BSTP, PSTP, TSLH and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

BSTP, PSTP, TSLH and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

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The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2024 are as follows:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$55,613,671	$1,580,162
PSTP	87,412,843	3,041,420
TSLH	161,430	55,422
XUSP	26,476,025	2,649,117
QFLR	1,849,561	341,196
SFLR	2,638,227	360,538

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BSTP	$3,850,870	$2,535,142	$(422,795)	$448,082
PSTP	8,426,440	129,914	(2,092,091)	12,532
TSLH (a)	(291,613)	(155,567)	172,893	70,786
XUSP	50,337	6,111,733	(2,076,114)	(38,207)
QFLR (a)	(28,533)	–	921,930	–
SFLR (a)	(923,403)	–	(2,038,296)	–

(a)    Amount is included in realized gain/(loss) on investments on the Statement of Operations.

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	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BSTP	$(384,927)	$215,252
PSTP	2,230,340	(270,030)
TSLH (b)	285,132	(115,730)
XUSP	(1,061,761)	358,996
QFLR (b)	(18,781)	(3,517)
SFLR (b)	(1,196,644)	178,492

(b)    Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statement of Operations.

The average volume of derivative activity during the period ended April 30, 2024, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$51,089,371	$(1,761,460)
PSTP	86,166,987	(3,486,229)
TSLH	142,179	(42,673)
XUSP	20,350,140	(2,312,889)
QFLR	941,066	(139,728)
SFLR	1,277,826	(249,434)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

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Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2024, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since 2019, as applicable.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2023, the Funds made

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the following permanent book-to-tax reclassifications primarily related to net operating loss forfeiture, redemptions in kind and the utilization of earnings and profits distributed to shareholders on redemptions of shares:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
FFTY	$(2,124,331)	$2,124,331
BOUT	(208,458)	208,458
LOUP	(52,070)	52,070
EPRF	(329,461)	329,461
BUFF	(1,754,794)	1,754,794
BUFB	(536,108)	536,108
BSTP	(2,266,116)	2,266,116
PSTP	(10,699,084)	10,699,084
TSLH	(562,206)	562,206
XUSP	(935,116)	935,116
SFLR	(1,997,897)	1,997,897
IGTR	(7,265,396)	7,265,396

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. FFTY, BOUT, LOUP, BUFF, BUFB, BSTP, PSTP, TSLH, XUSP and IGTR intend to pay out dividends from their net investment income, if any, annually. EPRF, QFLR and SFLR intend to pay out dividends from its net investment income, if any, monthly and quarterly, respectively. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of

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capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.    INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser

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pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the Execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Penserra Capital Management, LLC (“Penserra”), Milliman Financial Risk Management, LLC (“Milliman”), Parametric Portfolio Associates (“Parametric”), and Gradient Investments, LLC (“Gradient”)(collectively the “Sub-Advisers”) act as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and respective Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, are responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolios. Pursuant to the Sub-Advisory Agreements between the Adviser and the respective Sub-Adviser, the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

	Management/Unitary Fee Rate	Sub-Adviser
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
LOUP	0.70%	Penserra
EPRF	0.47%	Penserra
BUFF	0.20%	Penserra
BUFB	0.20%	Penserra
BSTP	0.89%	Milliman
PSTP	0.89%	Milliman
TSLH	0.79%	Milliman
XUSP	0.79%	Milliman
QFLR	0.89%	Parametric
SFLR	0.89%	Parametric
IGTR	0.80%	Penserra/Gradient

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to BUFF and BUFB, the Adviser had agreed to waive unitary fees of 0.10% of average daily net assets of the respective Fund beginning February 9, 2022 until the waiving of unitary fees subsequently ceased March 31, 2024. The waiver was terminated by action of the Trust’s board upon 60 days written notice. Beginning April 1, 2024, BUFF and BUFB each pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.10%. The Adviser is not entitled to recoup any of the fees that it waived.

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The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2024. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the Period ended April 30, 2024, the Adviser waived $101,059 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2024	FYE 10/31/2025	FYE 10/31/2026	FYE 10/31/2027	Total
FFTY	$197,313	$291,430	$256,501	$101,059	$846,303

*        Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

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4.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
FFTY	$–	$546,470,248	$–	$547,226,237
BOUT	–	83,057,470	–	83,451,549
LOUP	–	37,611,130	–	37,133,970
EPRF	–	13,755,744	–	13,962,468
BUFF	–	2,416,803	–	2,411,304
BUFB	–	1,387,896	–	659,766
BSTP	–	–	–	–
PSTP	–	–	–	–
TSLH	–	–	–	–
XUSP	–	–	–	–
QFLR	–	11,711,362	–	5,761,077
SFLR	–	14,433,579	–	16,832,528
IGTR	–	453,156,535	–	453,246,477

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
FFTY	$6,320,976	$14,227,396
BOUT	–	–
LOUP	6,142,737	–
EPRF	10,510,915	10,280,696
BUFF	133,934,381	50,772,513
BUFB	44,755,323	7,613,466
BSTP	–	59,633,944
PSTP	–	6,618,242
TSLH	–	1,882
XUSP	–	50,263,492
QFLR	80,458,209	–
SFLR	168,495,300	45,230,039
IGTR	59,699,114	105,005,606

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

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5.    CREATION AND REDEMPTION TRANSACTIONS

There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.    SECURITIES LENDING

The Funds, excluding BSTP, PSTP, TSLH and XUSP, may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market

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Notes to Financial Statements (Unaudited) (Continued)

daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

As of April 30, 2024, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$17,604,453	$18,540,250	$45,481
BOUT	1,504,861	4,577,171	15,429
LOUP	9,769,221	10,300,845	9,984
EPRF	13,501,614	13,993,428	136,457
BUFF	–	–	53,253
BUFB	826,216	853,350	17,326
SFLR	19,124,658	19,855,787	26,069
IGTR	945,235	990,457	5,458

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

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7.    FEDERAL INCOME TAX INFORMATION

At October 31, 2023, the cost of investments and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	FFTY	BOUT	LOUP	EPRF

Cost of Portfolio	$88,586,161	$12,551,851	$42,360,037	$133,026,309
Gross Unrealized Appreciation	$1,842,119	$133,107	$3,532,517	$56,662
Gross Unrealized Depreciation	(6,451,347)	(140,832)	(6,285,033)	(27,321,248)
Net Unrealized Appreciation/ (Depreciation)	$(4,609,228)	$(7,725)	$(2,752,516)	$(27,264,586)
	BUFF	BUFB	BSTP	PSTP

Cost of Portfolio	$283,138,917	$57,584,395	$40,304,316	$78,466,734
Gross Unrealized Appreciation	$14,136,188	$1,783,482	$–	$–
Gross Unrealized Depreciation	(1,813,400)	(1,214,077)	(8,331)	(16,216)
Net Unrealized Appreciation/ (Depreciation)	$12,322,788	$569,405	$(8,331)	$(16,216)
	TSLH	XUSP	SFLR	IGTR

Cost of Portfolio	$2,098,918	$16,589,203	$111,362,502	$196,874,361
Gross Unrealized Appreciation	$117,285	$572,393	$3,046,324	$3,150,432
Gross Unrealized Depreciation	(272,306)	(1,580,958)	(6,990,670)	(15,876,365)
Net Unrealized Appreciation/ (Depreciation)	$(155,021)	$(1,008,565)	$(3,944,346)	$(12,725,933)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, and tax treatment of derivatives.

As of October 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	BOUT	LOUP	EPRF

Accumulated Capital and Other Losses	$(327,143,680)	$(13,071,027)	$(34,176,664)	$(26,673,716)
Distributions Payable	–	–	–	(614,250)
Undistributed Net Ordinary Income	551,275	174,815	–	441,126
Unrealized Appreciation/(Depreciation) on Investments	(4,609,228)	(7,725)	(2,752,516)	(27,264,586)
Total Distributable Earnings/(Accumulated Deficit)	$(331,201,633)	$(12,903,937)	$(36,929,180)	$(54,111,426)
	BUFF	BUFB	BSTP	PSTP

Accumulated Capital and Other Losses	$(38,633,487)	$(34,849)	$(3,787,914)	$(10,519,726)
Unrealized Appreciation/(Depreciation) on Investments	12,322,788	569,405	(8,331)	(16,216)
Total Distributable Earnings/ (Accumulated Deficit)	$(26,310,699)	$534,556	$(3,796,245)	$(10,535,942)

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	TSLH	XUSP	SFLR	IGTR

Accumulated Capital and Other Losses	$(603,093)	$(605,353)	$–	$(42,484,489)
Other Gains/(Losses)	–	–	448,683	–
Undistributed Net Ordinary Income	60,137	–	27,675	1,239,322
Unrealized Appreciation/(Depreciation) on Investments	(155,021)	(1,008,565)	(3,944,346)	(12,725,933)
Total Distributable Earnings/(Accumulated Deficit)	$(697,977)	$(1,613,918)	$(3,467,988)	$(53,971,100)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

At October 31, 2023, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
FFTY	$–
BOUT	–
LOUP	134,605
EPRF	–
BUFF	44,949
BUFB	34,848
BSTP	267,687
PSTP	493,218
TSLH	–
XUSP	76,887
SFLR	–
IGTR	–

At October 31, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
FFTY	$327,124,504	$–
BOUT	13,071,027	–
LOUP	24,493,606	9,548,414
EPRF	8,969,122	17,704,594
BUFF	38,588,538	–
BUFB	1	–
BSTP	3,520,227	–
PSTP	10,026,508	–
TSLH	603,093	–
XUSP	528,466	–
SFLR	–	–
IGTR	42,484,240	–

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To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2023, BUFF utilized $4,111 of short-term capital loss carryforwards. All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2023.

The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2023 and October 31, 2022 were as follows:

	FFTY		BOUT		EPRF
	2023	2022	2023	2022	2023	2022
Distributions paid from:
Net Ordinary Income	$2,139,291	$520,522	$179,202	$–	$6,171,173	$7,781,626
Net Long-Term Capital Gains	–	–	–	–	–	–
Return of Capital	–	–	–	–	–	179,692
Total Distributions Paid	$2,139,291	$520,522	$179,202	$–	$6,171,173	$7,961,318
	TSLH		SFLR	IGTR
	2023	2022	2023	2023
Distributions paid from:
Net Ordinary Income	$18,587	$–	$182,955	$995,295
Net Long-Term Capital Gains	–	–	–	–
Return of Capital	–	–	–	–
Total Distributions Paid	$18,587	$–	$182,955	$995,295

All other Funds did not pay any distributions during the fiscal years ended October 31, 2023 and October 31, 2022.

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8.    TRANSACTIONS WITH AFFILITATES

BUFF and BUFB had the following transactions during the period ended April 30, 2024 with affiliated companies:

BUFF
					Period Ended April 30, 2024
Security Name	Value as of November 1, 2023	Purchases	Sales	Value as of April 30, 2024	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF – January	$24,184,896	$11,214,506	$4,448,719	$34,354,073	889,541	$–	$852,188	$2,551,202
Innovator U.S. Equity Power Buffer ETF – February	24,256,332	11,193,932	4,377,362	34,387,261	1,018,580	–	820,206	2,494,153
Innovator U.S. Equity Power Buffer ETF – March	24,388,455	11,679,455	4,191,879	34,291,330	948,060	–	797,195	1,618,104
Innovator U.S. Equity Power Buffer ETF – April	24,357,930	11,801,704	4,214,722	34,280,010	1,041,629	–	740,750	1,594,348
Innovator U.S. Equity Power Buffer ETF – May	24,352,697	11,136,176	4,272,262	34,469,650	1,055,732	–	535,566	2,717,473
Innovator U.S. Equity Power Buffer ETF – June	24,418,943	11,152,682	4,252,479	34,500,042	996,535	–	542,159	2,638,737
Innovator U.S. Equity Power Buffer ETF – July	24,348,294	11,230,258	4,774,770	34,373,646	911,526	–	900,139	2,669,725
Innovator U.S. Equity Power Buffer ETF – August	24,374,240	11,282,799	5,006,017	34,271,212	985,088	–	739,441	2,880,749
Innovator U.S. Equity Power Buffer ETF – September	24,367,909	11,219,014	4,630,812	34,386,458	951,216	–	871,059	2,559,288
Innovator U.S. Equity Power Buffer ETF – October	24,428,663	11,266,403	4,217,931	34,457,725	922,810	–	988,996	1,991,594
Innovator U.S. Equity Power Buffer ETF – November	23,960,379	11,939,713	4,099,108	34,446,289	970,318	–	720,391	1,924,914
Innovator U.S. Equity Power Buffer ETF – December	23,983,254	11,234,543	4,697,756	34,386,147	949,107	–	796,277	3,069,829
Total				$412,603,843		$–	$9,304,367	$28,710,116
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BUFB
					Period Ended April 30, 2024
Security Name	Value as of November 1, 2023	Purchases	Sales	Value as of April 30, 2024	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF – January	$4,812,154	$3,853,216	$838,101	$8,832,531	206,754	$–	$122,206	$883,056
Innovator U.S. Equity Buffer ETF – February	4,834,251	3,833,333	795,753	8,827,422	229,123	–	125,592	829,999
Innovator U.S. Equity Buffer ETF – March	4,838,945	3,902,122	630,244	8,818,521	217,098	–	122,273	585,425
Innovator U.S. Equity Buffer ETF – April	4,842,646	3,930,119	633,049	8,806,441	225,980	–	123,755	542,970
Innovator U.S. Equity Buffer ETF – May	4,845,248	3,782,129	634,706	8,971,960	250,199	–	94,945	884,344
Innovator U.S. Equity Buffer ETF – June	4,844,031	3,802,870	632,663	8,909,872	237,724	–	95,742	799,892
Innovator U.S. Equity Buffer ETF – July	4,851,000	3,796,097	737,652	8,825,424	223,459	–	120,339	795,640
Innovator U.S. Equity Buffer ETF – August	4,846,891	3,795,234	748,813	8,792,262	232,841	–	109,191	789,759
Innovator U.S. Equity Buffer ETF – September	4,848,635	3,795,209	704,241	8,831,454	229,627	–	117,326	774,525
Innovator U.S. Equity Buffer ETF – October	4,858,400	3,850,927	631,679	8,882,702	221,595	–	118,099	686,955
Innovator U.S. Equity Buffer ETF – November	4,805,954	3,995,582	620,979	8,894,335	245,763	–	98,020	615,758
Innovator U.S. Equity Buffer ETF – December	4,822,611	3,806,384	665,353	8,856,690	221,731	–	114,036	779,012
Total				$106,249,614		$–	$1,361,524	$8,967,335

9.    OWNERSHIP BY AFFILIATES

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2024, an affiliate of the Funds owned shares in the secondary market of more than 25% of TSLH shares.

10.    SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001 – present), Chief Executive Officer (2019 – present), President (2001 – 2019), Timothy Financial Counsel, Inc.	119	Tortazo, LLC (2018 – present)
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015 – present).	119	Board of Advisors, M4 Europe (2023 – present); Board of Advisors, Westmont College (2016 – 2021).
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019 – present); Executive Vice President, Consumer Banking (2016 – 2019), Chief Risk Officer (2013 – 2016), MB Financial Bank.	119	Missionary Furlough Homes, Inc. (2008 – 2022); MB Financial Bank (2003 – 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017 – present).	119	None
Officers
John W. Southard, Jr. 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017 – present); Director and Co-Founder, T2 Capital Management, LLC (2010 – present).	119	Independent Trustee, ETF Managers Group, LLC (2012 – 2018)
Kathleen Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018 – present)	119	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017 – 2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014 – 2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015 – 2019).	119	None

*  The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)  The Fund Complex includes the Funds, each series of Innovator ETFs Trust.

(b)  H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Nasdaq-100 Managed Floor ETF

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Nasdaq-100 Managed Floor ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Parametric Portfolio Associates (“Parametric” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the fund in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Parametric pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Parametric, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Parametric’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Parametric’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Parametric and noted the background and experience of Parametric’s portfolio management team and Parametric’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Parametric under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Parametric a tiered monthly sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.18%.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Parametric to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Parametric from the unitary fee, was fair.

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Parametric, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Parametric. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Parametric were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.    INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.    PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.    INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.    HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.    ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

6.    TAX NOTICE

For the fiscal year or period ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2023, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	60.94%	13.87%
BOUT	36.15	40.62
LOUP	0.00	0.00
EPRF	71.91	70.55
BUFF	0.00	0.00
BUFB	0.00	0.00
BSTP	0.00	0.00
PSTP	0.00	0.00
TSLH	0.00	0.00
XUSP	0.00	0.00
SFLR	100.00	100.00
IGTR	100.00	100.00

For the taxable year ended October 31, 2023, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

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INVESTMENT ADVISOR
Innovator Capital Management, LLC
109 North Hale Street
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Milliman Financial Risk Management, LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606
Gradient Investments, LLC 4105 Lexington Avenue North Arden Hills, MN 55126	Parametric Portfolio Associates 3600 Minnesota Drive, Unit 325 Minneapolis, MN 55435

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

INNOVATOR

Semi-Annual Report

INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS

INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS

INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS

INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS

INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS

INNOVATOR STACKER DEFINED OUTCOME ETFS

INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

April 30, 2024
Innovator ETFs Trust

INNOVATOR ETFs TRUST

Letter to Shareholders

Dear Valued Shareholders,

Thank you for your interest and participation in Innovator ETFs. We are continuing to see significant expansion of the types of Defined Outcome products being offered in the marketplace and we are encouraged by the positive responses we continue to receive from investors and advisors regarding our ETFs.

Over the 12 months ending April 30, 2024, we saw the S&P 500 gain over 20%. The period began with a strong 10% increase but was followed by a three-month drawdown due to rising interest rates. Overall, the market showed resilience and growth as the economic backdrop remained stable.

The Federal Reserve continued its tightening cycle and increased interest rates by 0.50% to a resting level of 5.5%. The fight against inflation has progressed, but inflation remains sticky at 3.4%, still above the Fed’s target. As a result, interest rate expectations have been reassessed, with expectations of rate cuts falling. Whether or not the Fed will be able to get inflation back down to its 2% target without also triggering a recession remains to be seen.

Equity volatility remained below historical averages, as investors found relief in the Fed pausing its rate hike cycle. Sectors like Information Technology and Consumer Discretionary outperformed the market, suggesting investors have a growing risk appetite. Distributions of returns continued to be heavily skewed, with the Magnificent 7 accounting for 36% of the S&P 500 return for the period, signaling weak market breadth.

With uncertainty surrounding the interest rate path, along with elevated bond market volatility, investors continue to look for ways to maintain exposure to the market’s upside potential while also seeking to mitigate downside risk. During the period, Innovator brought 30 new ETFs to market, including new quarterly offerings and Buffer Income strategies. Expanding our Defined Outcome suite has provided financial advisors with a broader array of risk-managed solutions. This diversity allows them to customize investment strategies more effectively to meet their clients’ specific risk tolerance and financial objectives.

Today, with over 100 Defined Outcome ETFs, we offer the industry’s largest and widest-ranging lineup and we have no intention of slowing down.

On behalf of the Innovator team, thank you for the confidence and trust you’ve placed in us and our products over the past year. We are eager to continue working with you in the months ahead and wish you all the best in the coming year.

Bruce Bond,
CEO

INNOVATOR ETFs TRUST

Letter to Shareholders (Continued)

Market data sourced from Bloomberg.

The views in this report were those of the Fund’s CEO as of April 30, 2024 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus or summary prospectus. The Funds’ investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus and summary prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited)

The performance overview below applies to the following funds:

•        Innovator Emerging Markets Power Buffer ETF – January

•        Innovator Emerging Markets Power Buffer ETF – April

•        Innovator Emerging Markets Power Buffer ETF – July

•        Innovator Emerging Markets Power Buffer ETF – October

The Fund seeks to match the price returns of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.

The period from November 1st, 2023 through April 30th, 2024 saw moderate growth from the MSCI Emerging Markets Index, driven by strong performance through Q4 2023 and February 2024 as EM economies benefited from stronger fundamentals. Technology stocks were rewarded to start 2024, while EM real estate exposure was a drag.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator International Developed Power Buffer ETF – January

•        Innovator International Developed Power Buffer ETF – February

•        Innovator International Developed Power Buffer ETF – March

•        Innovator International Developed Power Buffer ETF – April

•        Innovator International Developed Power Buffer ETF – July

•        Innovator International Developed Power Buffer ETF – September

•        Innovator International Developed Power Buffer ETF – October

•        Innovator International Developed Power Buffer ETF – November

•        Innovator International Developed Power Buffer ETF – December

The Fund seeks to match the price returns of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.

The MSCI EAFE Index delivered strong performance over the period from November 1st, 2023 through April 30th, 2024. Performance was especially strong in the final months of 2023, driven in part by a rebound in global economic activity and continued strength in corporate earnings. However, as the new year progressed, rising geopolitical tensions and tightening monetary policies across several developed markets led to increased volatility. In Q1 2024, the index experienced gains as investor sentiment improved on easing inflation concerns. Yet, the latter part of the period saw a moderation in returns

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

due to renewed fears of a potential economic slowdown, particularly in the Eurozone, and mixed economic data. Overall, the MSCI EAFE Index navigated through a complex landscape, balancing between periods of optimism and caution.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator 20+ Year Treasury Bond 9 Buffer ETF – July

The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than TLT.

The period from November 1st, 2023 through April 30th, 2024 was mixed for 20+ Year Treasuries, given the rate environment and expectations. Overall performance for the time period finished solidly positive, but stronger-than-expected economic data in early 2024 pushed back expectations for Fed rate cuts and caused a rise in longer-term yields after they had fallen sharply in Q4 2023 on hopes of more aggressive policy, leading to a dip in performance to begin 2024.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly

The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Floor over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than TLT.

The period from November 1st, 2023 through April 30th, 2024 was mixed for 20+ Year Treasuries, given the rate environment and expectations. Overall performance for the time period finished solidly positive, but stronger-than-expected economic data in early 2024 pushed back expectations for Fed rate cuts and caused a rise in longer-term yields after they had fallen sharply in Q4 2023 on hopes of more aggressive policy, leading to a dip in performance to begin 2024.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator Defined Wealth Shield ETF

•        Innovator Equity Defined Protection ETF – 2 Yr to July 2025

•        Innovator Equity Defined Protection ETF – 2 Yr to January 2026

•        Innovator Equity Defined Protection ETF – 2 Yr to April 2026

The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

10

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator Growth-100 Power Buffer ETF – January

•        Innovator Growth-100 Power Buffer ETF – April

•        Innovator Growth-100 Power Buffer ETF – July

•        Innovator Growth-100 Power Buffer ETF – October

The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.

The Nasdaq-100 Index posted strong positive performance over the time period from November 1, 2023 through April 30, 2024. 2023 ended on a strong note as the technology industry continued to deliver gains based on investor enthusiasm for AI and the “Magnificent 7’s” continued market leadership. As 2024 began, the market did begin to rotate more to value names over the growth names held within the Nasdaq-100.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

11

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator U.S. Small Cap Power Buffer ETF – January

•        Innovator U.S. Small Cap Power Buffer ETF – April

•        Innovator U.S. Small Cap Power Buffer ETF – July

•        Innovator U.S. Small Cap Power Buffer ETF – October

The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.

The Russell 2000 Index posted strong returns for the time period from November 1, 2023 to April 30, 2024. Small cap companies, which tend to be more volatile, benefited from exceeding earnings growth expectations, coupled with market expectations of a possible rate cut by the Federal Reserve later in 2024.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

12

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator U.S. Equity Accelerated ETF – January

•        Innovator U.S. Equity Accelerated ETF – April

•        Innovator U.S. Equity Accelerated ETF – July

•        Innovator U.S. Equity Accelerated ETF – October

•        Innovator U.S. Equity Accelerated Plus ETF – January

•        Innovator U.S. Equity Accelerated Plus ETF – April

•        Innovator U.S. Equity Accelerated Plus ETF – July

•        Innovator U.S. Equity Accelerated Plus ETF – October

•        Innovator U.S. Equity Accelerated ETF – Quarterly

The Funds seek to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Funds seek to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

13

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator U.S. Equity Accelerated 9 Buffer ETF – January

•        Innovator U.S. Equity Accelerated 9 Buffer ETF – April

•        Innovator U.S. Equity Accelerated 9 Buffer ETF – July

•        Innovator U.S. Equity Accelerated 9 Buffer ETF – October

The Funds seek to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

14

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator Growth Accelerated Plus ETF – January

•        Innovator Growth Accelerated Plus ETF – April

•        Innovator Growth Accelerated Plus ETF – July

•        Innovator Growth Accelerated Plus ETF – October

•        Innovator Growth Accelerated ETF – Quarterly

The Funds seek to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Funds seek to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.

The Nasdaq-100 Index posted strong positive performance over the time period from November 1, 2023 through April 30, 2024. 2023 ended on a strong note as the technology industry continued to deliver gains based on investor enthusiasm for AI and the “Magnificent 7’s” continued market leadership. As 2024 began, the market did begin to rotate more to value names over the growth names held within the Nasdaq-100.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

15

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF – January from its inception (December 31, 2019) to April 30, 2024 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$10,828
$10,405
$9,384
12/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Emerging Markets Power Buffer ETF – January (NAV)
MSCI Emerging Markets Index – Price Return
MSCI Emerging Markets Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF – January
NAV Return	3.47%	-1.70%	1.85%
Market Return	3.70%	-1.77%	1.84%
MSCI Emerging Markets Index – Price Return	7.05%	-8.10%	-1.46%
MSCI Emerging Markets Index – Total Return	9.88%	-5.69%	0.92%

(a)  Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

16

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

17

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$10,019
$8,598
$7,945
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Emerging Markets Power Buffer ETF – April (NAV)
MSCI Emerging Markets Index – Price Return
MSCI Emerging Markets Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF – April
NAV Return	3.29%	-0.13%	0.06%
Market Return	3.55%	-0.20%	0.17%
MSCI Emerging Markets Index – Price Return	7.05%	-8.10%	-7.19%
MSCI Emerging Markets Index – Total Return	9.88%	-5.69%	-4.78%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

18

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EAPR.

19

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF – July from its inception (June 28, 2019) to April 30, 2024 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$11,143
$9,916
$9,415
6/28/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Emerging Markets Power Buffer ETF – July (NAV)
MSCI Emerging Markets Index – Price Return
MSCI Emerging Markets Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF – July
NAV Return	2.44%	-4.00%	-1.24%
Market Return	2.70%	-3.80%	-1.16%
MSCI Emerging Markets Index – Price Return	7.05%	-8.10%	-0.18%
MSCI Emerging Markets Index – Total Return	9.88%	-5.69%	2.26%

(a)  Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

20

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

21

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$9,621
$8,906
$8,347
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Emerging Markets Power Buffer ETF – October (NAV)
MSCI Emerging Markets Index – Price Return
MSCI Emerging Markets Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF – October
NAV Return	3.88%	-1.48%
Market Return	3.94%	-1.45%
MSCI Emerging Markets Index – Price Return	7.05%	-6.76%
MSCI Emerging Markets Index – Total Return	9.88%	-4.39%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

22

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EOCT.

23

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – January from its inception (December 31, 2019) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,580
$12,507
$11,196
12/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator International Developed Power Buffer ETF – January (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF – January
NAV Return	6.13%	5.39%	5.44%
Market Return	6.22%	5.24%	5.48%
MSCI EAFE Index – Price Return	6.38%	0.18%	2.64%
MSCI EAFE Index – Total Return	9.28%	2.86%	5.30%

(a)  Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

24

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

25

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – February from its inception (January 31, 2024) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$10,600
$10,400
$10,200
$10,000
$10,249
$10,174
$10,144
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator International Developed Power Buffer ETF – February (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator International Developed Power Buffer ETF – February
NAV Return	1.74%
Market Return	1.88%
MSCI EAFE Index – Price Return	1.44%
MSCI EAFE Index – Total Return	2.49%

(a)  Inception date is January 31, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

26

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IFEB.

27

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – March from its inception (February 29, 2024) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,000
$10,000
$9,000
2/29/2024
3/31/2024
4/30/2024
$10,064
$9,981
$9,976
Innovator International Developed Power Buffer ETF – March (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator International Developed Power Buffer ETF – March
NAV Return	-0.19%
Market Return	0.16%
MSCI EAFE Index – Price Return	-0.24%
MSCI EAFE Index – Total Return	0.64%

(a)  Inception date is February 29, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

28

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange – traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IMAR.

29

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$11,210
$10,637
$10,327
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator International Developed Power Buffer ETF – April (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF – April
NAV Return	6.83%	1.67%	2.02%
Market Return	7.01%	1.53%	2.08%
MSCI EAFE Index – Price Return	6.38%	0.18%	1.05%
MSCI EAFE Index – Total Return	9.28%	2.86%	3.78%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

30

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IAPR.

31

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – July from its inception (June 28, 2019) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,384
$12,022
$11,864
6/28/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator International Developed Power Buffer ETF – July (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF – July
NAV Return	5.29%	3.84%	3.88%
Market Return	5.31%	3.99%	3.86%
MSCI EAFE Index – Price Return	6.38%	0.18%	3.59%
MSCI EAFE Index – Total Return	9.28%	2.86%	6.20%

(a)  Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

32

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

33

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the International Developed Power Buffer ETF – September from its inception (August 31, 2023) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$10,993
$10,813
$10,619
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator International Developed Power Buffer ETF – September (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator International Developed Power Buffer ETF – September
NAV Return	6.19%
Market Return	6.33%
MSCI EAFE Index – Price Return	8.13%
MSCI EAFE Index – Total Return	9.93%

(a)  Inception date is August 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

34

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange – traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/ISEP.

35

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
$11,416
$10,707
$9,997
Innovator International Developed Power Buffer ETF – October (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF – October
NAV Return	11.06%	5.27%
Market Return	11.45%	5.29%
MSCI EAFE Index – Price Return	6.38%	-0.01%
MSCI EAFE Index – Total Return	9.28%	2.68%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

36

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IOCT.

37

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – November from its inception (October 31, 2023) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13,000
$11,500
$10,000
$11,863
$11,708
$11,078
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator International Developed Power Buffer ETF – November (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator International Developed Power Buffer ETF – November
NAV Return	10.78%
Market Return	10.91%
MSCI EAFE Index – Price Return	17.08%
MSCI EAFE Index – Total Return	18.63%

(a)  Inception date is October 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

38

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange – traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/INOV.

39

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF – December from its inception (November 30, 2023) to April 30, 2024 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,500
$11,000
$10,500
$10,000
$10,855
$10,732
$10,516
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator International Developed Power Buffer ETF – December (NAV)
MSCI EAFE Index – Price Return
MSCI EAFE Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator International Developed Power Buffer ETF – December
NAV Return	5.16%
Market Return	5.28%
MSCI EAFE Index – Price Return	7.32%
MSCI EAFE Index – Total Return	8.55%

(a)  Inception date is November 30, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

40

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IDEC.

41

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF – July from its inception (August 17, 2020) to April 30, 2024 as compared with the ICE U.S. Treasury 20+ Year Index – Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$10,000
$8,500
$7,000
$5,500
$4,000
8/17/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$7,713
$5,892
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July (NAV)
ICE U.S. Treasury 20+ Year Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July
NAV Return	-6.90%	-5.93%	-6.77%
Market Return	-6.53%	-5.71%	-6.66%
ICE U.S. Treasury 20+ Year Index – Total Return	-13.84%	-11.60%	-13.32%

(a)  Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

42

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index – Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

43

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly from its inception (August 17, 2020) to April 30, 2024 as compared with the ICE U.S. Treasury 20+ Year Index – Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$7,850
$5,892
8/17/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly (NAV)
ICE U.S. Treasury 20+ Year Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly
NAV Return	-7.45%	-6.05%	-6.33%
Market Return	-7.46%	-6.02%	-6.39%
ICE U.S. Treasury 20+ Year Index – Total Return	-13.84%	-11.60%	-13.32%

(a)  Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

44

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index – Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

45

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF – January from its inception (December 31, 2019) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$20,689
$19,971
$12,252
12/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Growth-100 Power Buffer ETF – January (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF – January
NAV Return	11.63%	2.49%	4.80%
Market Return	11.78%	2.53%	4.80%
NASDAQ-100 Index – Price Return	31.67%	7.96%	17.31%
NASDAQ-100 Index – Total Return	32.77%	8.84%	18.28%

(a)  Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

46

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

47

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF – April from its inception (March 31, 2020) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$23,063
$22,321
$14,221
3/31/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Growth-100 Power Buffer ETF – April (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF – April
NAV Return	13.64%	6.75%	9.01%
Market Return	13.87%	6.88%	9.07%
NASDAQ-100 Index – Price Return	31.67%	7.96%	21.74%
NASDAQ-100 Index – Total Return	32.77%	8.84%	22.72%

(a)  Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

48

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

49

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF – July from its inception (June 30, 2020) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$17,699
$17,171
$14,040
6/30/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Growth-100 Power Buffer ETF – July (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF – July
NAV Return	17.37%	7.49%	9.26%
Market Return	17.75%	7.58%	9.29%
NASDAQ-100 Index – Price Return	31.67%	7.96%	15.15%
NASDAQ-100 Index – Total Return	32.77%	8.84%	16.06%

(a)  Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

50

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

51

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF – October from its inception (September 30, 2019) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$23,377
$22,506
$15,405
9/30/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator Growth-100 Power Buffer ETF – October (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF – October
NAV Return	19.08%	7.76%	9.89%
Market Return	19.31%	7.83%	9.88%
NASDAQ-100 Index – Price Return	31.67%	7.96%	19.36%
NASDAQ-100 Index – Total Return	32.77%	8.84%	20.35%

(a)  Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

52

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

53

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF – January from its inception (December 31, 2019) to April 30, 2024 as compared with the Russell 2000 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$12,776
$12,529
$11,831
Innovator U.S. Small Cap Power Buffer ETF – January (NAV)
Russell 2000 Index – Price Return
Russell 2000 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF – January
NAV Return	11.76%	3.45%	5.82%
Market Return	11.68%	3.54%	5.84%
Russell 2000 Index – Price Return	11.58%	-4.50%	3.96%
Russell 2000 Index – Total Return	13.32%	-3.18%	5.34%

(a)  Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.
54

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index – Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index. Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

55

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF – April from its inception (March 31, 2020) to April 30, 2024 as compared with the Russell 2000 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,058
$17,118
$12,977
3/31/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Small Cap Power Buffer ETF – April (NAV)
Russell 2000 Index – Price Return
Russell 2000 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF – April
NAV Return	13.48%	3.17%	6.59%
Market Return	13.65%	3.19%	6.62%
Russell 2000 Index – Price Return	11.58%	-4.50%	14.07%
Russell 2000 Index – Total Return	13.32%	-3.18%	15.58%

(a)  Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

56

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index – Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

57

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF – July from its inception (June 30, 2020) to April 30, 2024 as compared with the Russell 2000 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$14,398
$13,695
$11,654
6/30/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Small Cap Power Buffer ETF – July (NAV)
Russell 2000 Index – Price Return
Russell 2000 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF – July
NAV Return	10.39%	0.41%	4.07%
Market Return	10.27%	0.44%	4.02%
Russell 2000 Index – Price Return	11.58%	-4.50%	8.55%
Russell 2000 Index – Total Return	13.32%	-3.18%	9.98%

(a)  Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

58

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index – Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

59

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF – October from its inception (September 30, 2019) to April 30, 2024 as compared with the Russell 2000 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
9/30/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$13,775
$12,957
$11,455
Innovator U.S. Small Cap Power Buffer ETF – October (NAV)
Russell 2000 Index – Price Return
Russell 2000 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF – October
NAV Return	7.62%	1.21%	3.01%
Market Return	7.53%	1.24%	2.97%
Russell 2000 Index – Price Return	11.58%	-4.50%	5.82%
Russell 2000 Index – Total Return	13.32%	-3.18%	7.24%

(a)  Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

60

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index – Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

61

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF – January from its inception (December 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$10,966
$10,565
$10,436
12/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF – January
NAV Return	18.09%	1.85%
Market Return	18.21%	1.80%
S&P 500® Index – Price Return	20.78%	2.39%
S&P 500® Index – Total Return	22.66%	4.04%

(a)  Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

62

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJA.

63

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,293
$12,675
$12,027
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Accelerated ETF – April
NAV Return	12.86%	5.00%	6.17%
Market Return	13.14%	4.95%	6.18%
S&P 500® Index – Price Return	20.78%	6.39%	7.99%
S&P 500® Index – Total Return	22.66%	8.06%	9.68%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

64

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

65

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF – July from its inception (June 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
$12,302
$12,246
$11,718
Innovator U.S. Equity Accelerated ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF – July
NAV Return	19.77%	7.59%
Market Return	20.00%	7.55%
S&P 500® Index – Price Return	20.78%	5.76%
S&P 500® Index – Total Return	22.66%	7.42%

(a)  Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

66

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJL.

67

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
$12,176
$11,822
$11,690
Innovator U.S. Equity Accelerated ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF – October
NAV Return	21.04%	6.70%
Market Return	21.18%	6.68%
S&P 500® Index – Price Return	20.78%	6.24%
S&P 500® Index – Total Return	22.66%	7.93%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

68

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDOC.

69

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF – January from its inception (December 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$10,966
$10,565
$10,234
12/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated Plus ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF – January
NAV Return	16.26%	1.00%
Market Return	16.61%	1.05%
S&P 500® Index – Price Return	20.78%	2.39%
S&P 500® Index – Total Return	22.66%	4.04%

(a)  Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

70

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJA.

71

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,293
$12,675
$11,841
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated Plus ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF – April
NAV Return	12.09%	4.48%	5.63%
Market Return	12.46%	4.38%	5.66%
S&P 500® Index – Price Return	20.78%	6.39%	7.99%
S&P 500® Index – Total Return	22.66%	8.06%	9.68%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

72

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

73

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF – July from its inception (June 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,246
$12,014
$11,718
6/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated Plus ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF – July
NAV Return	16.96%	6.69%
Market Return	17.13%	6.69%
S&P 500® Index – Price Return	20.78%	5.76%
S&P 500® Index – Total Return	22.66%	7.42%

(a)  Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

74

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJL.

75

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
$12,176
$11,690
$11,515
Innovator U.S. Equity Accelerated Plus ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF – October
NAV Return	19.10%	5.62%
Market Return	19.18%	5.57%
S&P 500® Index – Price Return	20.78%	6.24%
S&P 500® Index – Total Return	22.66%	7.93%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

76

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTOC.

77

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF – January from its inception (December 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$10,966
$10,819
$10,565
12/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated 9 Buffer ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF – January
NAV Return	13.05%	3.44%
Market Return	13.04%	3.41%
S&P 500® Index – Price Return	20.78%	2.39%
S&P 500® Index – Total Return	22.66%	4.04%

(a)  Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

78

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJA.

79

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,293
$12,675
$12,061
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated 9 Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF – April
NAV Return	10.07%	5.71%	6.27%
Market Return	10.03%	5.63%	6.28%
S&P 500® Index – Price Return	20.78%	6.39%	7.99%
S&P 500® Index – Total Return	22.66%	8.06%	9.68%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

80

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

81

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF – July from its inception (June 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,366
$12,246
$11,718
6/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated 9 Buffer ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF – July
NAV Return	13.68%	7.79%
Market Return	13.73%	7.75%
S&P 500® Index – Price Return	20.78%	5.76%
S&P 500® Index – Total Return	22.66%	7.42%

(a)  Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

82

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJL.

83

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,176
$11,950
$11,690
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated 9 Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF – October
NAV Return	15.23%	7.15%
Market Return	15.46%	7.15%
S&P 500® Index – Price Return	20.78%	6.24%
S&P 500® Index – Total Return	22.66%	7.93%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

84

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBOC.

85

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF – January from its inception (December 31, 2021) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$10,899
$10,687
$8,641
12/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Growth Accelerated Plus ETF – January (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF – January
NAV Return	13.32%	-6.08%
Market Return	13.53%	-6.06%
NASDAQ-100 Index – Price Return	31.67%	2.89%
NASDAQ-100 Index – Total Return	32.77%	3.77%

(a)  Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

86

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJA.

87

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF – April from its inception (March 31, 2021) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,656
$13,322
$12,364
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Growth Accelerated Plus ETF – April (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth Accelerated Plus ETF – April
NAV Return	15.79%	5.53%	7.13%
Market Return	16.03%	5.54%	7.12%
NASDAQ-100 Index – Price Return	31.67%	7.96%	9.75%
NASDAQ-100 Index – Total Return	32.77%	8.84%	10.64%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

88

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

89

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF – July from its inception (June 30, 2021) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$12,261
$11,983
$11,500
6/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Growth Accelerated Plus ETF – July (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF – July
NAV Return	21.57%	5.06%
Market Return	21.83%	5.06%
NASDAQ-100 Index – Price Return	31.67%	6.59%
NASDAQ-100 Index – Total Return	32.77%	7.46%

(a)  Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

90

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJL.

91

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF – October from its inception (September 30, 2021) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$12,128
$11,873
$10,930
9/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Growth Accelerated Plus ETF – October (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF – October
NAV Return	22.77%	3.50%
Market Return	23.04%	3.50%
NASDAQ-100 Index – Price Return	31.67%	6.88%
NASDAQ-100 Index – Total Return	32.77%	7.76%

(a)  Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

92

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTOC.

93

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF – Quarterly from its inception (March 31, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,293
$12,675
$11,826
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator U.S. Equity Accelerated ETF – Quarterly (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Accelerated ETF – Quarterly
NAV Return	10.24%	4.51%	5.59%
Market Return	10.47%	4.53%	5.62%
S&P 500® Index – Price Return	20.78%	6.39%	7.99%
S&P 500® Index – Total Return	22.66%	8.06%	9.68%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

94

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

95

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated ETF – Quarterly from its inception (March 31, 2021) to April 30, 2024 as compared with the NASDAQ-100 Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,656
$13,322
$10,695
3/31/2021
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Growth Accelerated ETF – Quarterly (NAV)
NASDAQ-100 Index – Price Return
NASDAQ-100 Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator Growth Accelerated ETF – Quarterly
NAV Return	18.05%	0.67%	2.20%
Market Return	18.41%	0.69%	2.24%
NASDAQ-100 Index – Price Return	31.67%	7.96%	9.75%
NASDAQ-100 Index – Total Return	32.77%	8.84%	10.64%

(a)  Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

96

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index – Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

97

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Defined Wealth Shield ETF from its inception (June 30, 2021) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,246
$11,718
$11,312
6/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
Innovator Defined Wealth Shield ETF (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Defined Wealth Shield ETF
NAV Return	6.08%	4.45%
Market Return	5.98%	4.45%
S&P 500® Index – Price Return	20.78%	5.76%
S&P 500® Index – Total Return	22.66%	7.42%

(a)  Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

98

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BALT.

99

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JULY 2025

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Equity Defined Protection ETF – 2 Yr to July 2025 from its inception (July 17, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,266
$11,134
$10,475
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Equity Defined Protection ETF – 2 Yr to July 2025 (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Equity Defined Protection ETF – 2 Yr to July 2025
NAV Return	4.75%
Market Return	4.77%
S&P 500® Index – Price Return	11.34%
S&P 500® Index – Total Return	12.66%

(a)  Inception date is July 17, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

100

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JULY 2025

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization – weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange – traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TJUL.

101

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JANUARY 2026

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Equity Defined Protection ETF – 2 Yr to January 2026 from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,604
$10,557
$10,100
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Equity Defined Protection ETF – 2 Yr to January 2026 (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Equity Defined Protection ETF – 2 Yr to January 2026
NAV Return	1.00%
Market Return	0.95%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

102

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JANUARY 2026

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/AJAN.

103

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO APRIL 2026

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Equity Defined Protection ETF – 2 Yr to April 2026 from its inception (March 28, 2024) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$10,000
$9,900
$9,800
$9,700
$9,600
$9,500
3/28/2024
4/30/2024
$9,823
$9,592
$9,584
Innovator Equity Defined Protection ETF – 2 Yr to April 2026 (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Equity Defined Protection ETF – 2 Yr to April 2026
NAV Return	-1.77%
Market Return	-1.54%
S&P 500® Index – Price Return	-4.16%
S&P 500® Index – Total Return	-4.08%

(a)  Inception date is March 28, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

104

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO APRIL 2026

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/AAPR.

105

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period from November 1, 2023 to April 1, 2024 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator Emerging Markets Power Buffer ETF – January (NAV)	$1,000.00	$1,078.30	$4.60 (a )
Innovator Emerging Markets Power Buffer ETF – April (NAV)	1,000.00	1,058.20	4.55 (a )
Innovator Emerging Markets Power Buffer ETF – July (NAV)	1,000.00	1,070.30	4.58 (a )
Innovator Emerging Markets Power Buffer ETF – October (NAV)	1,000.00	1,093.50	4.63 (a )
Innovator International Developed Power Buffer ETF – January (NAV)	1,000.00	1,133.30	4.51 (a )
Innovator International Developed Power Buffer ETF – February (NAV)	1,000.00	1,017.40	2.11 (b )
Innovator International Developed Power Buffer ETF – March (NAV)	1,000.00	998.10	1.42 (c )
Innovator International Developed Power Buffer ETF – April (NAV)	1,000.00	1,111.40	4.46 (a )
Innovator International Developed Power Buffer ETF – July (NAV)	1,000.00	1,094.70	4.43 (a )
Innovator International Developed Power Buffer ETF – September (NAV)	1,000.00	1,103.40	4.45 (a )
Innovator International Developed Power Buffer ETF – October (NAV)	1,000.00	1,106.20	4.45 (a )
Innovator International Developed Power Buffer ETF – November (NAV)	1,000.00	1,107.80	4.45 (a )
Innovator International Developed Power Buffer ETF – December (NAV)	1,000.00	1,051.60	3.62 (d )
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July (NAV)	1,000.00	1,077.50	4.08 (a )

106

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly (NAV)	$1,000.00	$1,046.40	$4.02 (a )
Innovator Growth-100 Power Buffer ETF – January (NAV)	1,000.00	1,047.50	4.02 (a )
Innovator Growth-100 Power Buffer ETF – April (NAV)	1,000.00	1,066.00	4.06 (a )
Innovator Growth-100 Power Buffer ETF – July (NAV)	1,000.00	1,134.90	4.19 (a )
Innovator Growth-100 Power Buffer ETF – October (NAV)	1,000.00	1,121.80	4.17 (a )
Innovator U.S. Small Cap Power Buffer ETF – January (NAV)	1,000.00	1,152.70	4.23 (a )
Innovator U.S. Small Cap Power Buffer ETF – April (NAV)	1,000.00	1,161.40	4.25 (a )
Innovator U.S. Small Cap Power Buffer ETF – July (NAV)	1,000.00	1,114.50	4.15 (a )
Innovator U.S. Small Cap Power Buffer ETF – October (NAV)	1,000.00	1,123.20	4.17 (a )
Innovator U.S. Equity Accelerated ETF – January (NAV)	1,000.00	1,129.00	4.18 (a )
Innovator U.S. Equity Accelerated ETF – April (NAV)	1,000.00	1,097.90	4.12 (a )
Innovator U.S. Equity Accelerated ETF – July (NAV)	1,000.00	1,190.70	4.30 (a )
Innovator U.S. Equity Accelerated ETF – October (NAV)	1,000.00	1,152.10	4.23 (a )
Innovator U.S. Equity Accelerated Plus ETF – January (NAV)	1,000.00	1,099.60	4.12 (a )
Innovator U.S. Equity Accelerated Plus ETF – April (NAV)	1,000.00	1,082.60	4.09 (a )
Innovator U.S. Equity Accelerated Plus ETF – July (NAV)	1,000.00	1,178.10	4.28 (a )
Innovator U.S. Equity Accelerated Plus ETF – October (NAV)	1,000.00	1,142.60	4.21 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – January (NAV)	1,000.00	1,082.30	4.09 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – April (NAV)	1,000.00	1,067.30	4.06 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – July (NAV)	1,000.00	1,130.10	4.18 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – October (NAV)	1,000.00	1,107.80	4.14 (a )
Innovator Growth Accelerated Plus ETF – January (NAV)	1,000.00	1,052.70	4.03 (a )
Innovator Growth Accelerated Plus ETF – April (NAV)	1,000.00	1,059.00	4.04 (a )
Innovator Growth Accelerated Plus ETF – July (NAV)	1,000.00	1,205.80	4.33 (a )
Innovator Growth Accelerated Plus ETF – October (NAV)	1,000.00	1,205.80	4.33 (a )
Innovator U.S. Equity Accelerated ETF – Quarterly (NAV)	1,000.00	1,107.50	4.14 (a )
Innovator Growth Accelerated ETF – Quarterly (NAV)	1,000.00	1,143.00	4.21 (a )
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,046.00	3.51 (a )
Innovator Equity Defined Protection ETF – 2 Yr to July 2025 (NAV)	1,000.00	1,072.90	4.07 (a )
Innovator Equity Defined Protection ETF – 2 Yr to January 2026 (NAV)	1,000.00	1,010.00	2.60 (e )
Innovator Equity Defined Protection ETF – 2 Yr to April 2026 (NAV)	1,000.00	982.30	0.64 (f )

(a)  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

(b)  Expenses are equal to the Fund’s annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 90/366 (to reflect the six month period).

(c)  Expenses are equal to the Fund’s annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the Fund’s inception).

(d)  Expenses are equal to the Fund’s annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period since the Fund’s inception).
107

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

(e)  Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 120/366 (to reflect the period since the Fund’s inception).

(f)   Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since the Fund’s inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator Emerging Markets Power Buffer ETF – January (NAV)	$1,000.00	$1,020.44	$4.47 (a )
Innovator Emerging Markets Power Buffer ETF – April (NAV)	1,000.00	1,020.44	4.47 (a )
Innovator Emerging Markets Power Buffer ETF – July (NAV)	1,000.00	1,020.44	4.47 (a )
Innovator Emerging Markets Power Buffer ETF – October (NAV)	1,000.00	1,020.44	4.47 (a )
Innovator International Developed Power Buffer ETF – January (NAV)	1,000.00	1,020.64	4.27 (a )
Innovator International Developed Power Buffer ETF – February (NAV)	1,000.00	1,020.64	4.27 (b )
Innovator International Developed Power Buffer ETF – March (NAV)	1,000.00	1,020.64	4.27 (b )
Innovator International Developed Power Buffer ETF – April (NAV)	1,000.00	1,020.64	4.27 (a )
Innovator International Developed Power Buffer ETF – July (NAV)	1,000.00	1,020.64	4.27 (a )
Innovator International Developed Power Buffer ETF – September (NAV)	1,000.00	1,020.64	4.27 (a )

108

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator International Developed Power Buffer ETF – October (NAV)	$1,000.00	$1,020.64	$4.27 (a )
Innovator International Developed Power Buffer ETF – November (NAV)	1,000.00	1,020.64	4.27 (a )
Innovator International Developed Power Buffer ETF – December (NAV)	1,000.00	1,020.64	4.27 (b )
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth-100 Power Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth-100 Power Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth-100 Power Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth-100 Power Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Small Cap Power Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Small Cap Power Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Small Cap Power Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Small Cap Power Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated Plus ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated Plus ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated Plus ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated Plus ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated 9 Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth Accelerated Plus ETF – January (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth Accelerated Plus ETF – April (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth Accelerated Plus ETF – July (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth Accelerated Plus ETF – October (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator U.S. Equity Accelerated ETF – Quarterly (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Growth Accelerated ETF – Quarterly (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,021.43	3.47 (a )
Innovator Equity Defined Protection ETF – 2 Yr to July 2025 (NAV)	1,000.00	1,020.93	3.97 (a )
Innovator Equity Defined Protection ETF – 2 Yr to January 2026 (NAV)	1,000.00	1,020.93	3.97 (b )
Innovator Equity Defined Protection ETF – 2 Yr to April 2026 (NAV)	1,000.00	1,020.93	3.97 (b )

(a)  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

(b)  For comparative purposes only as the Fund was not in operation for the full six month period.

109

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.0% (a)(b)
Call Options – 98.2%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.40	$148,765,007	36,293	$144,683,133

Put Options – 3.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $40.21	148,765,007	36,293	5,619,246
TOTAL PURCHASED OPTIONS (Cost $150,671,440)			150,302,379

TOTAL INVESTMENTS – 102.0% (Cost $150,671,440)			150,302,379
Money Market Deposit Account – 0.2% (c)			264,153
Liabilities in Excess of Other Assets – (2.2)%			(3,290,508)
TOTAL NET ASSETS – 100.0%			$147,276,024

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.2)% (a)
Call Options – (1.2)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $46.88	$(148,765,007)	(36,293)	$(1,776,179)

Put Options – (1.0)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $34.18	(148,765,007)	(36,293)	(1,407,080)
TOTAL OPTIONS WRITTEN (Premiums received $5,777,482)			$(3,183,259)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$150,302,379	102.1%
Options Written	(3,183,259)	(2.2)
Money Market Deposit Account	264,153	0.2
Liabilities in Excess of Other Assets	(107,249)	(0.1)
	$147,276,024	100.0%

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.4% (a)(b)
Call Options – 98.4%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $0.41	$81,611,090	19,910	$79,381,170

Put Options – 5.0%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $41.08	81,611,090	19,910	4,041,730
TOTAL PURCHASED OPTIONS (Cost $84,145,024)			83,422,900

TOTAL INVESTMENTS – 103.4% (Cost $84,145,024)			83,422,900
Money Market Deposit Account – 0.2% (c)			141,012
Liabilities in Excess of Other Assets – (3.6)%			(2,917,276)
TOTAL NET ASSETS – 100.0%			$80,646,636

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.6)% (a)
Call Options – (1.8)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $47.91	$(81,611,090)	(19,910)	$(1,453,430)

Put Options – (1.8)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $34.92	(81,611,090)	(19,910)	(1,413,610)
TOTAL OPTIONS WRITTEN (Premiums received $3,158,015)			$(2,867,040)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$83,422,900	103.5%
Options Written	(2,867,040)	(3.6)
Money Market Deposit Account	141,012	0.2
Liabilities in Excess of Other Assets	(50,236)	(0.1)
	$80,646,636	100.0%

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.3% (a)(b)
Call Options – 99.3%
iShares MSCI Emerging Markets ETF, Expiration: 06/28/2024; Exercise Price: $0.40	$87,185,730	21,270	$85,706,614

Put Options – 1.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/28/2024; Exercise Price: $39.56	87,185,730	21,270	897,169
TOTAL PURCHASED OPTIONS (Cost $86,401,422)			86,603,783

TOTAL INVESTMENTS – 100.3% (Cost $86,401,422)			86,603,783
Money Market Deposit Account – 0.2% (c)			135,254
Liabilities in Excess of Other Assets – (0.5)%			(427,645)
TOTAL NET ASSETS – 100.0%			$86,311,392

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.4)% (a)
Call Options – (0.2)%
iShares MSCI Emerging Markets ETF, Expiration: 06/28/2024; Exercise Price: $46.80	$(87,185,730)	(21,270)	$(183,135)

Put Options – (0.2)%
iShares MSCI Emerging Markets ETF, Expiration: 06/28/2024; Exercise Price: $33.63	(87,185,730)	(21,270)	(181,220)
TOTAL OPTIONS WRITTEN (Premiums received $2,208,870)			$(364,355)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$86,603,783	100.3%
Options Written	(364,355)	(0.4)
Money Market Deposit Account	135,254	0.2
Liabilities in Excess of Other Assets	(63,290)	(0.1)
	$86,311,392	100.0%

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.9% (a)(b)
Call Options – 99.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2024; Exercise Price: $0.38	$35,944,131	8,769	$35,365,289

Put Options – 1.2%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2024; Exercise Price: $37.95	35,944,131	8,769	426,876
TOTAL PURCHASED OPTIONS (Cost $34,304,481)			150,302,379

TOTAL INVESTMENTS – 100.9% (Cost $34,304,481)			35,792,165
Money Market Deposit Account – 0.2% (c)			62,097
Liabilities in Excess of Other Assets – (1.1)%			(389,402)
TOTAL NET ASSETS – 100.0%			$35,464,860

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.0)% (a)
Call Options – (0.7)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2024; Exercise Price: $45.76	$(35,944,131)	(8,769)	$(253,073)

Put Options – (0.3)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2024; Exercise Price: $32.26	(35,944,131)	(8,769)	(110,578)
TOTAL OPTIONS WRITTEN (Premiums received $1,392,277)			$(363,651)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$35,792,165	100.9%
Options Written	(363,651)	(1.0)
Money Market Deposit Account	62,097	0.2
Liabilities in Excess of Other Assets	(25,751)	(0.1)
	$35,464,860	100.0%

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.6% (a)(b)
Call Options – 98.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.75	$205,940,004	26,652	$198,631,492

Put Options – 3.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.35	205,940,004	26,652	6,693,383
TOTAL PURCHASED OPTIONS (Cost $203,726,503)			205,324,875

TOTAL INVESTMENTS – 101.6% (Cost $203,726,503)			205,324,875
Money Market Deposit Account – 0.2% (c)			485,883
Liabilities in Excess of Other Assets – (1.8)%			(3,651,757)
TOTAL NET ASSETS – 100.0%			$202,159,001

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.7)% (a)
Call Options – (0.9)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $86.64	$(205,940,004)	(26,652)	$(1,904,019)

Put Options – (0.8)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $64.05	(205,940,004)	(26,652)	(1,607,915)
TOTAL OPTIONS WRITTEN (Premiums received $5,226,535)			$(3,511,934)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$205,324,875	101.6%
Options Written	(3,511,934)	(1.7)
Money Market Deposit Account	485,883	0.2
Liabilities in Excess of Other Assets	(139,823)	(0.1)
	$202,159,001	100.0%

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – FEBRUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.8% (a)(b)
Call Options – 98.5%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $0.75	$12,973,633	1,679	$12,522,066

Put Options – 3.3%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $75.01	12,973,633	1,679	420,522
TOTAL PURCHASED OPTIONS (Cost $12,889,936)			12,942,588

TOTAL INVESTMENTS – 101.8% (Cost $12,889,936)			12,942,588
Money Market Deposit Account – 0.2% (c)			23,683
Liabilities in Excess of Other Assets – (2.0)%			(248,721)
TOTAL NET ASSETS – 100.0%			$12,717,550

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – FEBRUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.9)% (a)
Call Options – (0.9)%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $88.17	$(12,973,633)	(1,679)	$(116,925)

Put Options – (1.0)%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $63.76	(12,973,633)	(1,679)	(122,584)
TOTAL OPTIONS WRITTEN (Premiums received $313,471)			$(239,509)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$12,942,588	101.8%
Options Written	(239,509)	(1.9)
Money Market Deposit Account	23,683	0.2
Liabilities in Excess of Other Assets	(9,212)	(0.1)
	$12,717,550	100.0%

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MARCH

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.7% (a)(b)
Call Options – 97.4%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $0.77	$13,924,054	1,802	$13,437,045

Put Options – 4.3%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $77.25	13,924,054	1,802	595,580
TOTAL PURCHASED OPTIONS (Cost $14,303,352)			14,032,625

TOTAL INVESTMENTS – 101.7% (Cost $14,303,352)			14,032,625
Money Market Deposit Account – 0.3% (c)			37,550
Liabilities in Excess of Other Assets – (2.0)%			(275,060)
TOTAL NET ASSETS – 100.0%			$13,795,115

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MARCH

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.9)% (a)
Call Options – (0.6)%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $92.16	$(13,924,054)	(1,802)	$(91,578)

Put Options – (1.3)%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $65.66	(13,924,054)	(1,802)	(174,362)
TOTAL OPTIONS WRITTEN (Premiums received $284,467)			$(265,940)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$14,032,625	101.7%
Options Written	(265,940)	(1.9)
Money Market Deposit Account	37,550	0.3
Liabilities in Excess of Other Assets	(9,120)	(0.1)
	$13,795,115	100.0%
The accompanying notes are an integral part of these financial statements.

123

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.1% (a)(b)
Call Options – 96.2%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $0.80	$208,196,288	26,944	$200,571,675

Put Options – 5.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $79.86	208,196,288	26,944	12,286,733
TOTAL PURCHASED OPTIONS (Cost $217,607,363)			212,858,408

TOTAL INVESTMENTS – 102.1% (Cost $217,607,363)			212,858,408
Money Market Deposit Account – 0.2% (c)			493,093
Liabilities in Excess of Other Assets – (2.3)%			(4,775,504)
TOTAL NET ASSETS – 100.0%			$208,575,997

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.2)% (a)
Call Options – (0.5)%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $93.28	$(208,196,288)	(26,944)	$(1,115,212)

Put Options – (1.7)%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $67.88	(208,196,288)	(26,944)	(3,517,270)
TOTAL OPTIONS WRITTEN (Premiums received $4,925,292)			$(4,632,482)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$212,858,408	102.1%
Options Written	(4,632,482)	(2.2)
Money Market Deposit Account	493,093	0.2
Liabilities in Excess of Other Assets	(143,022)	(0.1)
	$208,575,997	100.0%

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MAY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.9% (a)(b)
Call Options – 97.2%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $0.77	$1,251,774	162	$1,206,900

Put Options – 4.7%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $77.27	1,251,774	162	57,672
TOTAL PURCHASED OPTIONS (Cost $1,264,743)			1,264,572

TOTAL INVESTMENTS – 101.9% (Cost $1,264,743)			1,264,572
Liabilities in Excess of Other Assets – (1.9)%			(23,414)
TOTAL NET ASSETS – 100.0%			$1,241,158

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – MAY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.1)% (a)
Call Options – (0.6)%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $93.46	$(1,251,774)	(162)	$(7,128)

Put Options – (1.5)%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $65.68	(1,251,774)	(162)	(18,792)
TOTAL OPTIONS WRITTEN (Premiums received $25,749)			$(25,920)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$1,264,572	101.9%
Options Written	(25,920)	(2.1)
Other Assets in Excess of Other Assets	2,506	0.2
	$1,241,158	100.0%

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.1% (a)(b)
Call Options – 99.4%
iShares MSCI EAFE ETF, Expiration: 06/28/2024; Exercise Price: $0.73	$151,279,206	19,578	$147,278,246

Put Options – 0.7%
iShares MSCI EAFE ETF, Expiration: 06/28/2024; Exercise Price: $72.50	151,279,206	19,578	990,060
TOTAL PURCHASED OPTIONS (Cost $144,578,421)			148,268,306

TOTAL INVESTMENTS – 100.1% (Cost $144,578,421)			148,268,306
Money Market Deposit Account – 0.2% (c)			301,278
Liabilities in Excess of Other Assets – (0.3)%			(481,303)
TOTAL NET ASSETS – 100.0%			$148,088,281

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.2)% (a)
Call Options – (0.1)%
iShares MSCI EAFE ETF, Expiration: 06/28/2024; Exercise Price: $84.57	$(151,279,206)	(19,578)	$(157,407)

Put Options – (0.1)%
iShares MSCI EAFE ETF, Expiration: 06/28/2024; Exercise Price: $61.63	(151,279,206)	(19,578)	(212,225)
TOTAL OPTIONS WRITTEN (Premiums received $3,463,150)			$(369,632)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$148,268,306	100.1%
Options Written	(369,632)	(0.3)
Money Market Deposit Account	301,278	0.2
Liabilities in Excess of Other Assets	(111,671)	0.0
	$148,088,281	100.0%

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.3% (a)(b)
Call Options – 99.3%
iShares MSCI EAFE ETF, Expiration: 08/30/2024; Exercise Price: $0.72	$50,047,779	6,477	$48,723,427

Put Options – 1.0%
iShares MSCI EAFE ETF, Expiration: 08/30/2024; Exercise Price: $71.53	50,047,779	6,477	489,402
TOTAL PURCHASED OPTIONS (Cost $47,288,009)			49,212,829

TOTAL INVESTMENTS – 100.3% (Cost $47,288,009)			49,212,829
Money Market Deposit Account – 0.3% (c)			154,261
Liabilities in Excess of Other Assets – (0.6)%			(314,595)
TOTAL NET ASSETS – 100.0%			$49,052,495

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.6)% (a)
Call Options – (0.3)%
iShares MSCI EAFE ETF, Expiration: 08/30/2024; Exercise Price: $85.34	$(50,047,779)	(6,477)	$(146,316)

Put Options – (0.3)%
iShares MSCI EAFE ETF, Expiration: 08/30/2024; Exercise Price: $60.80	(50,047,779)	(6,477)	(134,850)
TOTAL OPTIONS WRITTEN (Premiums received $911,170)			$(281,166)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$49,212,829	100.3%
Options Written	(281,166)	(0.6)
Money Market Deposit Account	154,261	0.3
Liabilities in Excess of Other Assets	(33,429)	0.0
	$49,052,495	100.0%

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.6% (a)(b)
Call Options – 100.8%
iShares MSCI EAFE ETF, Expiration: 09/30/2024; Exercise Price: $0.69	$114,328,692	14,796	$111,326,140

Put Options – 0.8%
iShares MSCI EAFE ETF, Expiration: 09/30/2024; Exercise Price: $68.92	114,328,692	14,796	881,693
TOTAL PURCHASED OPTIONS (Cost $104,036,021)			112,207,833

TOTAL INVESTMENTS – 101.6% (Cost $104,036,021)			112,207,833
Money Market Deposit Account – 0.2% (c)			220,908
Liabilities in Excess of Other Assets – (1.8)%			(1,969,382)
TOTAL NET ASSETS – 100.0%			$110,459,359

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.7)% (a)
Call Options – (1.5)%
iShares MSCI EAFE ETF, Expiration: 09/30/2024; Exercise Price: $81.53	$(114,328,692)	(14,796)	$(1,612,024)

Put Options – (0.2)%
iShares MSCI EAFE ETF, Expiration: 09/30/2024; Exercise Price: $58.58	(114,328,692)	(14,796)	(280,384)
TOTAL OPTIONS WRITTEN (Premiums received $3,033,158)			$(1,892,408)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$112,207,833	101.6%
Options Written	(1,892,408)	(1.7)
Money Market Deposit Account	220,908	0.2
Liabilities in Excess of Other Assets	(76,974)	(0.1)
	$110,459,359	100.0%

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – NOVEMBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.9% (a)(b)
Call Options – 102.1%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $0.67	$2,897,625	375	$2,823,161

Put Options – 0.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $66.92	2,897,625	375	21,023
TOTAL PURCHASED OPTIONS (Cost $2,711,043)			2,844,184

TOTAL INVESTMENTS – 102.9% (Cost $2,711,043)			2,844,184
Money Market Deposit Account – 0.1% (c)			2,108
Liabilities in Excess of Other Assets – (3.0)%			(82,282)
TOTAL NET ASSETS – 100.0%			$2,764,010

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – NOVEMBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.9)% (a)
Call Options – (2.6)%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $80.39	$(2,897,625)	(375)	$(71,835)

Put Options – (0.3)%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $56.88	(2,897,625)	(375)	(8,389)
TOTAL OPTIONS WRITTEN (Premiums received $62,858)			$(80,224)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$2,844,184	102.9%
Options Written	(80,224)	(2.9)
Money Market Deposit Account	2,108	0.1
Liabilities in Excess of Other Assets	(2,058)	(0.1)
	$2,764,010	100.0%

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – December

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.2% (a)(b)
Call Options – 99.3%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $0.72	$14,078,594	1,822	$13,701,003

Put Options – 1.9%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $72.42	14,078,594	1,822	264,372
TOTAL PURCHASED OPTIONS (Cost $13,564,600)			13,965,375

TOTAL INVESTMENTS – 101.2% (Cost $13,564,600)			13,965,375
Money Market Deposit Account – 0.2% (c)			28,724
Liabilities in Excess of Other Assets – (1.4)%			(197,604)
TOTAL NET ASSETS – 100.0%			$13,796,495

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF – December

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.4)% (a)
Call Options – (0.9)%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $86.27	$(14,078,594)	(1,822)	$(116,317)

Put Options – (0.5)%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $61.56	(14,078,594)	(1,822)	(71,840)
TOTAL OPTIONS WRITTEN (Premiums received $304,211)			$(188,157)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$13,965,375	101.2%
Options Written	(188,157)	(1.4)
Money Market Deposit Account	28,724	0.2
Liabilities in Excess of Other Assets	(9,447)	0.0
	$13,796,495	100.0%

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 105.9% (a)(b)
Call Options – 90.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $1.03	$58,498,682	6,631	$57,424,460

Put Options – 15.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $103.01	58,498,682	6,631	9,595,057
TOTAL PURCHASED OPTIONS (Cost $67,917,719)			67,019,517

TOTAL INVESTMENTS – 105.9% (Cost $67,917,719)			67,019,517
Money Market Deposit Account – 0.2% (c)			133,231
Liabilities in Excess of Other Assets – (6.1)%			(3,850,491)
TOTAL NET ASSETS – 100.0%			$63,302,257

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (6.1)% (a)
Call Options – (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $120.62	$(58,498,682)	(6,631)	$(26,524)

Put Options – (6.0)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $93.74	(58,498,682)	(6,631)	(3,806,194)
TOTAL OPTIONS WRITTEN (Premiums received $2,880,207)			$(3,832,718)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$67,019,517	105.9%
Options Written	(3,832,718)	(6.1)
Money Market Deposit Account	133,231	0.2
Liabilities in Excess of Other Assets	(17,773)	0.0 (a )
	$63,302,257	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.0% (c)(a)(b)
Call Options – 96.9%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $0.24	$58,666,300	6,650	$58,158,905

Put Options – 3.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $89.92	58,666,300	6,650	1,888,933
TOTAL PURCHASED OPTIONS (Cost $61,283,583)			60,047,838

TOTAL INVESTMENTS – 100.0% (Cost $61,283,583)			60,047,838
Money Market Deposit Account – 0.1% (d)			39,704
Liabilities in Excess of Other Assets – (0.1)%			(56,054)
TOTAL NET ASSETS – 100.0%			$60,031,488

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  Represents less than 0.05% of net assets.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.1)% (a)
Call Options – (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/28/2024; Exercise Price: $108.71	$(58,666,300)	(6,650)	$(30,923)
TOTAL OPTIONS WRITTEN (Premiums received $33,766)			$(30,923)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$60,047,838	100.0%
Options Written	(30,923)	(0.1)
Money Market Deposit Account	39,704	0.1
Liabilities in Excess of Other Assets	(25,131)	0.0 (a )
	$60,031,488	100.0%

(a)  Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

141

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.9% (a)(b)
Call Options – 99.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.10	$248,427,609	5,851	$244,861,308

Put Options – 4.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52	248,427,609	5,851	9,746,303
TOTAL PURCHASED OPTIONS (Cost $250,172,672)			254,607,611

TOTAL INVESTMENTS – 103.9% (Cost $250,172,672)			254,607,611
Money Market Deposit Account – 0.3% (c)			797,482
Liabilities in Excess of Other Assets – (4.2)%			(10,328,413)
TOTAL NET ASSETS – 100.0%			$245,076,680

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (4.1)% (a)
Call Options – (2.8)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $475.45	$(248,427,609)	(5,851)	$(7,012,541)

Put Options – (1.3)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $348.09	(248,427,609)	(5,851)	(3,157,023)
TOTAL OPTIONS WRITTEN (Premiums received $12,431,778)			$(10,169,564)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$254,607,611	103.9%
Options Written	(10,169,564)	(4.2)
Money Market Deposit Account	797,482	0.3
Liabilities in Excess of Other Assets	(158,849)	0.0
	$245,076,680	100.0%

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 104.2% (a)(b)
Call Options – 96.7%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.44	$191,490,090	4,510	$188,139,160

Put Options – 7.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.01	191,490,090	4,510	14,693,580
TOTAL PURCHASED OPTIONS (Cost $208,464,301)			202,832,740

TOTAL INVESTMENTS – 104.2% (Cost $208,464,301)			202,832,740
Money Market Deposit Account – 0.3% (c)			560,808
Liabilities in Excess of Other Assets – (4.5)%			(8,834,042)
TOTAL NET ASSETS – 100.0%			$194,559,506

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (4.5)% (a)
Call Options – (1.7)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $517.85	$(191,490,090)	(4,510)	$(3,328,380)

Put Options – (2.8)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $377.41	(191,490,090)	(4,510)	(5,457,100)
TOTAL OPTIONS WRITTEN (Premiums received $10,810,864)			$(8,785,480)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$202,832,740	104.3%
Options Written	(8,785,480)	(4.6)
Money Market Deposit Account	560,808	0.3
Liabilities in Excess of Other Assets	(48,562)	0.0 (a )
	$194,559,506	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.5% (a)(b)
Call Options – 102.2%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $3.69	$178,242,882	4,198	$176,362,178

Put Options – 0.3%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $369.42	178,242,882	4,198	537,344
TOTAL PURCHASED OPTIONS (Cost $162,819,446)			176,899,522

TOTAL INVESTMENTS – 102.5% (Cost $162,819,446)			176,899,522
Money Market Deposit Account – 0.3% (c)			483,891
Liabilities in Excess of Other Assets – (2.8)%			(4,781,603)
TOTAL NET ASSETS – 100.0%			$172,601,810

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.7)% (a)
Call Options – (2.6)%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $431.48	$(178,242,882)	(4,198)	$(4,575,820)

Put Options – (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $314.01	(178,242,882)	(4,198)	(109,148)
TOTAL OPTIONS WRITTEN (Premiums received $8,252,008)			$(4,684,968)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$176,899,522	102.5%
Options Written	(4,684,968)	(2.7)
Money Market Deposit Account	483,891	0.3
Liabilities in Excess of Other Assets	(96,635)	(0.1)
	$172,601,810	100.0%

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.6% (a)(b)
Call Options – 105.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2024; Exercise Price: $3.36	$174,336,654	4,106	$172,465,098

Put Options – 0.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2024; Exercise Price: $358.05	174,336,654	4,106	1,425,234
TOTAL PURCHASED OPTIONS (Cost $156,521,083)			173,890,332

TOTAL INVESTMENTS – 106.6% (Cost $156,521,083)			173,890,332
Money Market Deposit Account – 0.3% (c)			447,349
Liabilities in Excess of Other Assets – (6.9)%			(11,303,886)
TOTAL NET ASSETS – 100.0%			$163,033,795

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (6.9)% (a)
Call Options – (6.6)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2024; Exercise Price: $423.22	$(174,336,654)	(4,106)	$(10,781,576)

Put Options – (0.3)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2024; Exercise Price: $304.31	(174,336,654)	(4,106)	(417,827)
TOTAL OPTIONS WRITTEN (Premiums received $9,672,269)			$(11,199,403)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$173,890,332	106.7%
Options Written	(11,199,403)	(6.9)
Money Market Deposit Account	447,349	0.3
Liabilities in Excess of Other Assets	(104,483)	(0.1)
	$163,033,795	100.0%

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.8% (a)(b)
Call Options – 96.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $2.01	$391,388,610	19,979	$383,117,304

Put Options – 6.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $200.71	391,388,610	19,979	25,493,204
TOTAL PURCHASED OPTIONS (Cost $417,144,106)			408,610,508

TOTAL INVESTMENTS – 102.8% (Cost $417,144,106)			408,610,508
Money Market Deposit Account – 0.3% (c)			1,190,172
Liabilities in Excess of Other Assets – (3.1)%			(12,411,310)
TOTAL NET ASSETS – 100.0%			$397,389,370

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.1)% (a)
Call Options – (1.2)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $237.84	$(391,388,610)	(19,979)	$(4,535,233)

Put Options – (1.9)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $170.60	(391,388,610)	(19,979)	(7,612,000)
TOTAL OPTIONS WRITTEN (Premiums received $19,407,033)			$(12,147,233)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$408,610,508	102.8%
Options Written	(12,147,233)	(3.1)
Money Market Deposit Account	1,190,172	0.3
Liabilities in Excess of Other Assets	(264,077)	0.0
	$397,389,370	100.0%

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 104.3% (a)(b)
Call Options – 95.0%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $2.10	$166,201,560	8,484	$162,035,916

Put Options – 9.3%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $210.30	166,201,560	8,484	15,754,788
TOTAL PURCHASED OPTIONS (Cost $184,480,900)			177,790,704

TOTAL INVESTMENTS – 104.3% (Cost $184,480,900)			177,790,704
Money Market Deposit Account – 0.3% (c)			512,942
Liabilities in Excess of Other Assets – (4.6)%			(7,798,661)
TOTAL NET ASSETS – 100.0%			$170,504,985

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Schedule of Written Options
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS – (4.5)% (a)
Call Options – (1.2)%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $249.12	$(166,201,560)	(8,484)	$(2,053,128)

Put Options – (3.3)%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $178.76	(166,201,560)	(8,484)	(5,641,860)
TOTAL WRITTEN OPTIONS (Premiums received $9,018,433)			$(7,694,988)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$177,790,704	104.3%
Written Options	(7,694,988)	(4.5)
Money Market Deposit Account	512,942	0.3
Liabilities in Excess of Other Assets	(103,673)	(0.1)
	$170,504,985	100.0%

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.2% (a)(b)
Call Options – 98.7%
iShares Russell 2000 ETF, Expiration: 06/28/2024; Exercise Price: $1.87	$136,444,350	6,965	$134,697,667

Put Options – 1.5%
iShares Russell 2000 ETF, Expiration: 06/28/2024; Exercise Price: $187.27	136,444,350	6,965	2,000,348
TOTAL PURCHASED OPTIONS (Cost $137,990,184)			136,698,015

TOTAL INVESTMENTS – 100.2% (Cost $137,990,184)			136,698,015
Money Market Deposit Account – 0.3% (c)			371,590
Liabilities in Excess of Other Assets – (0.5)%			(624,718)
TOTAL NET ASSETS – 100.0%			$136,444,887

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.4)% (a)
Call Options – (0.2)%
iShares Russell 2000 ETF, Expiration: 06/28/2024; Exercise Price: $220.64	$(136,444,350)	(6,965)	$(303,883)

Put Options – (0.2)%
iShares Russell 2000 ETF, Expiration: 06/28/2024; Exercise Price: $159.18	(136,444,350)	(6,965)	(230,960)
TOTAL OPTIONS WRITTEN (Premiums received $5,061,489)			$(534,843)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$136,698,015	100.2%
Options Written	(534,843)	(0.4)
Money Market Deposit Account	371,590	0.3
Liabilities in Excess of Other Assets	(89,875)	(0.1)
	$136,444,887	100.0%

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.0% (a)(b)
Call Options – 101.4%
iShares Russell 2000 ETF, Expiration: 09/30/2024; Exercise Price: $1.77	$87,724,020	4,478	$86,322,451

Put Options – 1.6%
iShares Russell 2000 ETF, Expiration: 09/30/2024; Exercise Price: $176.74	87,724,020	4,478	1,373,716
TOTAL PURCHASED OPTIONS (Cost $82,160,245)			87,696,167

TOTAL INVESTMENTS – 103.0% (Cost $82,160,245)			87,696,167
Money Market Deposit Account – 0.2% (c)			211,846
Liabilities in Excess of Other Assets – (3.2)%			(2,720,326)
TOTAL NET ASSETS – 100.0%			$85,187,687

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

156

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.1)% (a)
Call Options – (2.7)%
iShares Russell 2000 ETF, Expiration: 09/30/2024; Exercise Price: $210.50	$(87,724,020)	(4,478)	$(2,294,169)

Put Options – (0.4)%
iShares Russell 2000 ETF, Expiration: 09/30/2024; Exercise Price: $150.23	(87,724,020)	(4,478)	(371,764)
TOTAL OPTIONS WRITTEN (Premiums received $3,752,121)			$(2,665,933)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$87,696,167	102.9%
Options Written	(2,665,933)	(3.1)
Money Market Deposit Account	211,846	0.3
Liabilities in Excess of Other Assets	(54,393)	(0.1)
	$85,187,687	100.0%

The accompanying notes are an integral part of these financial statements.

157

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 109.3% (a)(b)
Call Options – 109.3%
SPDR S&P 500 ETF
Expiration: 12/31/2024; Exercise Price: $4.78	$9,085,838	181	$8,928,518
Expiration: 12/31/2024; Exercise Price: $475.31	9,085,838	181	935,757
Total Call Options			9,864,275
TOTAL PURCHASED OPTIONS (Cost $9,439,845)			9,864,275

TOTAL INVESTMENTS – 109.3% (Cost $9,439,845)			9,864,275
Money Market Deposit Account – 0.5% (c)			46,263
Liabilities in Excess of Other Assets – (9.8)%			(884,657)
TOTAL NET ASSETS – 100.0%			$9,025,881

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

158

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (9.7)% (a)
Call Options – (9.7)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.19	$(18,171,676)	(362)	$(879,783)
TOTAL OPTIONS WRITTEN (Premiums received $781,513)			$(879,783)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$9,864,275	109.3%
Options Written	(879,783)	(9.8)
Money Market Deposit Account	46,263	0.5
Liabilities in Excess of Other Assets	(4,874)	0.0
	$9,025,881	100.0%
The accompanying notes are an integral part of these financial statements.

159

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.2% (a)(b)
Call Options – 103.2%
SPDR S&P 500 ETF Trust
Expiration: 03/31/2025; Exercise Price: $5.26	$6,073,958	121	$5,951,098
Expiration: 03/31/2025; Exercise Price: $523.08	6,073,958	121	343,817
Total Call Options			6,294,915
TOTAL PURCHASED OPTIONS (Cost $6,738,889)			6,294,915

TOTAL INVESTMENTS – 103.2% (Cost $6,738,889)			6,294,915
Money Market Deposit Account – 0.7% (c)			42,952
Liabilities in Excess of Other Assets – (3.9)%			(235,204)
TOTAL NET ASSETS – 100.0%			$6,102,663

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

160

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.8)% (a)
Call Options – (3.8)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $568.63	$(12,147,916)	(242)	$(231,591)
TOTAL OPTIONS WRITTEN (Premiums received $473,554)			$(231,591)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$6,294,915	103.2%
Options Written	(231,591)	(3.8)
Money Market Deposit Account	42,952	0.7
Liabilities in Excess of Other Assets	(3,613)	(0.1)
	$6,102,663	100.0%

The accompanying notes are an integral part of these financial statements.

161

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 111.4% (a)(b)
Call Options – 111.4%
SPDR S&P 500 ETF
Expiration: 06/28/2024; Exercise Price: $4.46	$10,290,590	205	$10,170,761
Expiration: 06/28/2024; Exercise Price: $443.28	10,290,590	205	1,278,575
Total Call Options			11,449,336
TOTAL PURCHASED OPTIONS (Cost $10,955,019)			11,449,336

TOTAL INVESTMENTS – 111.4% (Cost $10,955,019)			11,449,336
Money Market Deposit Account – 0.3% (c)			28,322
Liabilities in Excess of Other Assets – (11.7)%			(1,206,716)
TOTAL NET ASSETS – 100.0%			$10,270,942

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (11.7)% (a)
Call Options – (11.7)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $479.50	$(20,581,180)	(410)	$(1,201,341)
TOTAL OPTIONS WRITTEN (Premiums received $1,239,724)			$(1,201,341)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$11,449,336	111.5%
Options Written	(1,201,341)	(11.7)
Money Market Deposit Account	28,322	0.3
Liabilities in Excess of Other Assets	(5,375)	(0.1)
	$10,270,942	100.0%

The accompanying notes are an integral part of these financial statements.

163

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 119.9% (a)(b)
Call Options – 119.9%
SPDR S&P 500 ETF
Expiration: 09/30/2024; Exercise Price: $4.30	$7,379,106	147	$7,278,137
Expiration: 09/30/2024; Exercise Price: $427.48	7,379,106	147	1,244,032
Total Call Options			8,522,169
TOTAL PURCHASED OPTIONS (Cost $7,313,447)			8,522,169

TOTAL INVESTMENTS – 119.9% (Cost $7,313,447)			8,522,169
Money Market Deposit Account – 0.4% (c)			30,357
Liabilities in Excess of Other Assets – (20.3)%			(1,444,296)
TOTAL NET ASSETS – 100.0%			$7,108,230

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

164

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (20.3)% (a)
Call Options – (20.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $467.66	$(14,758,212)	(294)	$(1,440,038)
TOTAL OPTIONS WRITTEN (Premiums received $843,638)			$(1,440,038)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$8,522,169	119.9%
Options Written	(1,440,038)	(20.3)
Money Market Deposit Account	30,357	0.4
Liabilities in Excess of Other Assets	(4,258)	0.0
	$7,108,230	100.0%

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 120.4% (a)(b)
Call Options – 120.4%
SPDR S&P 500 ETF Expiration: 12/31/2024; Exercise Price: $4.71	$19,225,834	383	$18,876,921
Expiration: 12/31/2024; Exercise Price: $475.28	38,451,668	766	3,967,880
Total Call Options			22,844,801
TOTAL PURCHASED OPTIONS (Cost $21,825,792)			22,844,801

TOTAL INVESTMENTS – 120.4% (Cost $21,825,792)			22,844,801
Money Market Deposit Account – 0.4% (c)			70,955
Liabilities in Excess of Other Assets – (20.8)%			(3,949,302)
TOTAL NET ASSETS – 100.0%			$18,966,454

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

166

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (20.6)% (a)
Call Options – (20.6)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $500.45	$(57,677,502)	(1,149)	$(3,907,750)
TOTAL OPTIONS WRITTEN (Premiums received $3,096,322)			$(3,907,750)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$22,844,801	120.5%
Options Written	(3,907,750)	(20.6)
Money Market Deposit Account	70,955	0.4
Liabilities in Excess of Other Assets	(41,552)	(0.3)
	$18,966,454	100.0%

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 108.8% (a)(b)
Call Options – 108.8%
SPDR S&P 500 ETF Trust Expiration: 03/31/2025; Exercise Price: $5.20	$6,726,532	134	$6,591,235
Expiration: 03/31/2025; Exercise Price: $523.06	13,453,064	268	761,806
Total Call Options			7,353,041
TOTAL PURCHASED OPTIONS (Cost $7,988,801)			7,353,041

TOTAL INVESTMENTS – 108.8% (Cost $7,988,801)			7,353,041
Money Market Deposit Account – 0.4% (c)			27,629
Liabilities in Excess of Other Assets – (9.2)%			(621,739)
TOTAL NET ASSETS – 100.0%			$6,758,931

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (9.1)% (a)
Call Options – (9.1)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $550.90	$(20,179,596)	(402)	$(618,059)
TOTAL OPTIONS WRITTEN (Premiums received $1,069,883)			$(618,059)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$7,353,041	108.8%
Options Written	(618,059)	(9.1)
Money Market Deposit Account	27,629	0.4
Liabilities in Excess of Other Assets	(3,680)	(0.1)
	$6,758,931	100.0%

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 124.8% (a)(b)
Call Options – 124.8%
SPDR S&P 500 ETF Expiration: 06/28/2024; Exercise Price: $4.39	$9,336,828	186	$9,229,393
Expiration: 06/28/2024; Exercise Price: $443.25	18,673,656	372	2,321,213
Total Call Options			11,550,606
TOTAL PURCHASED OPTIONS (Cost $9,597,972)			11,550,606

TOTAL INVESTMENTS – 124.8% (Cost $9,597,972)			11,550,606
Money Market Deposit Account – 0.2% (c)			18,254
Liabilities in Excess of Other Assets – (25.0)%			(2,313,508)
TOTAL NET ASSETS – 100.0%			$9,255,352

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

170

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (24.9)% (a)
Call Options – (24.9)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $465.71	$(28,010,484)	(558)	$(2,307,615)
TOTAL OPTIONS WRITTEN (Premiums received $1,295,774)			$(2,307,615)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$11,550,606	124.8%
Options Written	(2,307,615)	(24.9)
Money Market Deposit Account	18,254	0.2
Liabilities in Excess of Other Assets	(5,893)	(0.1)
	$9,255,352	100.0%

The accompanying notes are an integral part of these financial statements.

171

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 138.6% (a)(b)
Call Options – 138.6%
SPDR S&P 500 ETF Expiration: 09/30/2024; Exercise Price: $4.24	$18,121,478	361	$17,875,637
Expiration: 09/30/2024; Exercise Price: $427.45	36,242,956	722	6,112,141
Total Call Options			23,987,778
TOTAL PURCHASED OPTIONS (Cost $18,083,385)			23,987,778

TOTAL INVESTMENTS – 138.6% (Cost $18,083,385)			23,987,778
Money Market Deposit Account – 0.3% (c)			52,440
Liabilities in Excess of Other Assets – (38.9)%			(6,732,185)
TOTAL NET ASSETS – 100.0%			$17,308,033

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

172

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (38.8)% (a)
Call Options – (38.8)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $452.44	$(54,364,434)	(1,083)	$(6,720,968)
TOTAL OPTIONS WRITTEN (Premiums received $2,667,099)			$(6,720,968)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$23,987,778	138.6%
Options Written	(6,720,968)	(38.8)
Money Market Deposit Account	52,440	0.3
Liabilities in Excess of Other Assets	(11,217)	(0.1)
	$17,308,033	100.0%

The accompanying notes are an integral part of these financial statements.

173

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 113.4% (a)(b)
Call Options – 111.0%
SPDR S&P 500 ETF Expiration: 12/31/2024; Exercise Price: $4.72	$94,974,616	1,892	$93,341,044
Expiration: 12/31/2024; Exercise Price: $475.30	94,974,616	1,892	9,782,946
Total Call Options			103,123,990

Put Options – 2.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30	94,974,616	1,892	2,227,527
TOTAL PURCHASED OPTIONS (Cost $99,863,504)			105,351,517

TOTAL INVESTMENTS – 113.4% (Cost $99,863,504)			105,351,517
Money Market Deposit Account – 0.3% (c)			255,493
Liabilities in Excess of Other Assets – (13.7)%			(12,740,636)
TOTAL NET ASSETS – 100.0%			$92,866,374

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

174

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (13.7)% (a)
Call Options – (12.5)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $505.49	$(189,949,232)	(3,784)	$(11,584,413)

Put Options – (1.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.52	(94,974,616)	(1,892)	(1,095,809)
TOTAL OPTIONS WRITTEN (Premiums received $10,149,269)			$(12,680,222)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$105,351,517	113.4%
Options Written	(12,680,222)	(13.7)
Money Market Deposit Account	255,493	0.3
Liabilities in Excess of Other Assets	(60,414)	0.0
	$92,866,374	100.0%

The accompanying notes are an integral part of these financial statements.

175

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 107.9% (a)(b)
Call Options – 102.2%
SPDR S&P 500 ETF Trust Expiration: 03/31/2025; Exercise Price: $5.21	$80,718,384	1,608	$79,093,291
Expiration: 03/31/2025; Exercise Price: $523.07	80,718,384	1,608	4,569,952
Total Call Options			83,663,243

Put Options – 5.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $523.06	80,718,384	1,608	4,660,675
TOTAL PURCHASED OPTIONS (Cost $92,674,160)			88,323,918

TOTAL INVESTMENTS – 107.9% (Cost $92,674,160)			88,323,918
Money Market Deposit Account – 0.3% (c)			230,530
Liabilities in Excess of Other Assets – (8.2)%			(6,703,761)
TOTAL NET ASSETS – 100.0%			$81,850,687

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

176

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (8.1)% (a)
Call Options – (5.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $556.70	$(161,436,768)	(3,216)	$(4,263,387)

Put Options – (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $475.98	(80,718,384)	(1,608)	(2,392,623)
TOTAL OPTIONS WRITTEN (Premiums received $9,649,347)			$(6,656,010)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$88,323,918	107.9%
Options Written	(6,656,010)	(8.1)
Money Market Deposit Account	230,530	0.3
Liabilities in Excess of Other Assets	(47,751)	(0.1)
	$81,850,687	100.0%

The accompanying notes are an integral part of these financial statements.

177

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 114.9% (a)(b)
Call Options – 114.7%
SPDR S&P 500 ETF Expiration: 06/28/2024; Exercise Price: $4.41	$76,903,336	1,532	$76,015,420
Expiration: 06/28/2024; Exercise Price: $443.27	76,903,336	1,532	9,556,478
Total Call Options			85,571,898

Put Options – 0.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $443.27	76,903,336	1,532	171,875
TOTAL PURCHASED OPTIONS (Cost $75,434,109)			85,743,773

TOTAL INVESTMENTS – 114.9% (Cost $75,434,109)			85,743,773
Money Market Deposit Account – 0.2% (c)			164,383
Liabilities in Excess of Other Assets – (15.1)%			(11,280,363)
TOTAL NET ASSETS – 100.0%			$74,627,793

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

178

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (15.1)% (a)
Call Options – (15.0)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $471.21	$(153,806,672)	(3,064)	$(11,163,163)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $403.37	(76,903,336)	(1,532)	(69,170)
TOTAL OPTIONS WRITTEN (Premiums received $7,599,371)			$(11,232,333)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$85,743,773	114.9%
Options Written	(11,232,333)	(15.1)
Money Market Deposit Account	164,383	0.2
Liabilities in Excess of Other Assets	(48,030)	0.0
	$74,627,793	100.0%
The accompanying notes are an integral part of these financial statements.

179

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 124.7% (a)(b)
Call Options – 124.1%
SPDR S&P 500 ETF Expiration: 09/30/2024; Exercise Price: $4.25	$77,154,326	1,537	$76,106,123
Expiration: 09/30/2024; Exercise Price: $427.47	77,154,326	1,537	13,008,737
Total Call Options			89,114,860

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.47	77,154,326	1,537	450,649
TOTAL PURCHASED OPTIONS (Cost $74,730,282)			89,565,509

TOTAL INVESTMENTS – 124.7% (Cost $74,730,282)			89,565,509
Money Market Deposit Account – 0.2% (c)			171,119
Liabilities in Excess of Other Assets – (24.9)%			(17,914,517)
TOTAL NET ASSETS – 100.0%			$71,822,111

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

180

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (24.9)% (a)
Call Options – (24.6)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $457.83	$(154,308,652)	(3,074)	$(17,629,605)

Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $388.99	(77,154,326)	(1,537)	(239,173)
TOTAL OPTIONS WRITTEN (Premiums received $8,594,183)			$(17,868,778)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$89,565,509	124.7%
Options Written	(17,868,778)	(24.9)
Money Market Deposit Account	171,119	0.2
Liabilities in Excess of Other Assets	(45,739)	0.0
	$71,822,111	100.0%

The accompanying notes are an integral part of these financial statements.

181

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 120.0% (a)(b)
Call Options – 120.0%
Invesco QQQ Trust Series 1 Expiration: 12/31/2024; Exercise Price: $4.11	$28,150,317	663	$27,745,569
Expiration: 12/31/2024; Exercise Price: $409.52	56,300,634	1,326	5,907,211
Total Call Options			33,652,780
TOTAL PURCHASED OPTIONS (Cost $33,089,663)			33,652,780

TOTAL INVESTMENTS – 120.0% (Cost $33,089,663)			33,652,780
Money Market Deposit Account – 0.3% (c)			80,390
Liabilities in Excess of Other Assets – (20.3)%			(5,682,710)
TOTAL NET ASSETS – 100.0%			$28,050,460

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

182

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (20.2)% (a)
Call Options – (20.2)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $435.93	$(84,450,951)	(1,989)	$(5,665,229)
TOTAL OPTIONS WRITTEN (Premiums received $5,890,105)			$(5,665,229)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$33,652,780	120.0%
Options Written	(5,665,229)	(20.2)
Money Market Deposit Account	80,390	0.3
Liabilities in Excess of Other Assets	(17,481)	(0.1)
	$28,050,460	100.0%

The accompanying notes are an integral part of these financial statements.

183

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 113.0% (a)(b)
Call Options – 113.0%
Invesco QQQ Trust Series 1 Expiration: 03/31/2025; Exercise Price: $4.45	$7,854,915	185	$7,732,932
Expiration: 03/31/2025; Exercise Price: $444.02	15,709,830	370	1,180,377
Total Call Options			8,913,309
TOTAL PURCHASED OPTIONS (Cost $9,823,128)			8,913,309

TOTAL INVESTMENTS – 113.0% (Cost $9,823,128)			8,913,309
Money Market Deposit Account – 0.3% (c)			27,259
Liabilities in Excess of Other Assets – (13.3)%			(1,049,445)
TOTAL NET ASSETS – 100.0%			$7,891,123

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

184

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (13.2)% (a)
Call Options – (13.2)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $473.89	$(23,564,745)	(555)	$(1,044,349)
TOTAL OPTIONS WRITTEN (Premiums received $1,693,848)			$(1,044,349)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$8,913,309	113.0%
Options Written	(1,044,349)	(13.2)
Money Market Deposit Account	27,259	0.4
Liabilities in Excess of Other Assets	(5,096)	(0.2)
	$7,891,123	100.0%

The accompanying notes are an integral part of these financial statements.

185

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 124.9% (a)(b)
Call Options – 124.9%
Invesco QQQ Trust Series 1 Expiration: 06/28/2024; Exercise Price: $3.71	$12,270,651	289	$12,148,072
Expiration: 06/28/2024; Exercise Price: $369.43	24,541,302	578	3,420,673
Total Call Options			15,568,745
TOTAL PURCHASED OPTIONS (Cost $13,410,057)			15,568,745

TOTAL INVESTMENTS – 124.9% (Cost $13,410,057)			15,568,745
Money Market Deposit Account – 0.1% (c)			18,570
Liabilities in Excess of Other Assets – (25.0)%			(3,114,961)
TOTAL NET ASSETS – 100.0%			$12,472,354

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

186

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (24.9)% (a)
Call Options – (24.9)%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $395.28	$(36,811,953)	(867)	$(3,107,129)
TOTAL OPTIONS WRITTEN (Premiums received $2,146,312)			$(3,107,129)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$15,568,745	124.8%
Options Written	(3,107,129)	(24.9)
Money Market Deposit Account	18,570	0.2
Liabilities in Excess of Other Assets	(7,832)	(0.1)
	$12,472,354	100.0%

The accompanying notes are an integral part of these financial statements.

187

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 139.6% (a)(b)
Call Options – 139.6%
Invesco QQQ Trust Series 1 Expiration: 09/30/2024; Exercise Price: $3.38	$12,355,569	291	$12,222,361
Expiration: 09/30/2024; Exercise Price: $358.05	24,711,138	582	4,481,167
Total Call Options			16,703,528
TOTAL PURCHASED OPTIONS (Cost $13,424,323)			16,703,528

TOTAL INVESTMENTS – 139.6% (Cost $13,424,323)			16,703,528
Money Market Deposit Account – 0.3% (c)			34,415
Liabilities in Excess of Other Assets – (39.9)%			(4,776,417)
TOTAL NET ASSETS – 100.0%			$11,961,526

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

188

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (39.9)% (a)
Call Options – (39.9)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2024; Exercise Price: $384.06	$(37,066,707)	(873)	$(4,768,928)
TOTAL OPTIONS WRITTEN (Premiums received $2,556,761)			$(4,768,928)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$16,703,528	139.6%
Options Written	(4,768,928)	(39.9)
Money Market Deposit Account	34,415	0.3
Liabilities in Excess of Other Assets	(7,489)	0.0
	$11,961,526	100.0%

The accompanying notes are an integral part of these financial statements.

189

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.3% (a)(b)
Call Options – 100.3%
SPDR S&P 500 ETF Trust
Expiration: 06/28/2024; Exercise Price: $1.32	$47,286,516	942	$47,028,210
Expiration: 06/28/2024; Exercise Price: $523.07	47,286,516	942	334,909
Total Call Options			47,363,119
TOTAL PURCHASED OPTIONS (Cost $50,442,135)			47,363,119

TOTAL INVESTMENTS – 100.3% (Cost $50,442,135)			47,363,119
Money Market Deposit Account – 0.1% (c)			69,221
Liabilities in Excess of Other Assets – (0.4)%			(178,708)
TOTAL NET ASSETS – 100.0%			$47,253,632

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

190

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.3)% (a)
Call Options – (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $540.02	$(94,573,032)	(1,884)	$(144,484)
TOTAL OPTIONS WRITTEN (Premiums received $1,327,270)			$(144,484)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$47,363,119	100.2%
Options Written	(144,484)	(0.3)
Money Market Deposit Account	69,221	0.2
Liabilities in Excess of Other Assets	(34,224)	(0.1)
	$47,253,632	100.0%

The accompanying notes are an integral part of these financial statements.

191

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.6% (a)(b)
Call Options – 100.6%
Invesco QQQ Trust Series 1
Expiration: 06/28/2024; Exercise Price: $1.11	$29,254,251	689	$29,139,512
Expiration: 06/28/2024; Exercise Price: $444.01	29,254,251	689	395,803
Total Call Options			29,535,315
TOTAL PURCHASED OPTIONS (Cost $31,727,068)			29,535,315

TOTAL INVESTMENTS – 100.6% (Cost $31,727,068)			29,535,315
Money Market Deposit Account – 0.2% (c)			52,376
Liabilities in Excess of Other Assets – (0.8)%			(235,627)
TOTAL NET ASSETS – 100.0%			$29,352,064

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

192

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.7)% (a)
Call Options – (0.7)%
Invesco QQQ Trust Series 1, Expiration: 06/28/2024; Exercise Price: $463.46	$(58,508,502)	(1,378)	$(216,443)
TOTAL OPTIONS WRITTEN (Premiums received $1,194,135)			$(216,443)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$29,535,315	100.6%
Options Written	(216,443)	(0.7)
Money Market Deposit Account	52,376	0.2
Liabilities in Excess of Other Assets	(19,184)	(0.1)
	$29,352,064	100.0%

The accompanying notes are an integral part of these financial statements.

193

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.2% (a)(b)
Call Options – 96.1%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $1.31	$610,708,868	12,166	$607,384,874

Put Options – 4.1%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $523.07	610,708,868	12,166	26,010,299
TOTAL PURCHASED OPTIONS (Cost $644,475,107)			633,395,173

TOTAL INVESTMENTS – 100.2% (Cost $644,475,107)			633,395,173
Money Market Deposit Account – 0.1% (c)			856,126
Liabilities in Excess of Other Assets – (0.3)%			(2,170,251)
TOTAL NET ASSETS – 100.0%			$632,081,048

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

194

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.3)% (a)
Call Options – (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $538.50	$(610,708,868)	(12,166)	$(1,088,127)

Put Options – (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $418.46	(610,708,868)	(12,166)	(740,666)
TOTAL OPTIONS WRITTEN (Premiums received $10,158,439)			$(1,828,793)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$633,395,173	100.2%
Options Written	(1,828,793)	(0.3)
Money Market Deposit Account	856,126	0.1
Liabilities in Excess of Other Assets	(341,458)	0.0
	$632,081,048	100.0%

The accompanying notes are an integral part of these financial statements.

195

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JULY 2025

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.8% (a)(b)
Call Options – 104.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12	$242,355,944	4,828	$235,065,664

Put Options – 2.7%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84	242,355,944	4,828	6,194,324
TOTAL PURCHASED OPTIONS (Cost $222,508,660)			241,259,988

TOTAL INVESTMENTS – 106.8% (Cost $222,508,660)			241,259,988
Money Market Deposit Account – 0.5% (c)			1,067,825
Liabilities in Excess of Other Assets – (7.3)%			(16,428,737)
TOTAL NET ASSETS – 100.0%			$225,899,076

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

196

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JULY 2025

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (7.2)% (a)
Call Options – (7.2)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81	$(242,355,944)	(4,828)	$(16,284,844)
TOTAL OPTIONS WRITTEN (Premiums received $8,286,657)			$(16,284,844)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$241,259,988	106.8%
Options Written	(16,284,844)	(7.2)
Money Market Deposit Account	1,067,825	0.5
Liabilities in Excess of Other Assets	(143,893)	(0.1)
	$225,899,076	100.0%

The accompanying notes are an integral part of these financial statements.

197

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JANUARY 2026

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.9% (a)(b)
Call Options – 102.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56	$80,718,384	1,608	$78,025,579

Put Options – 4.5%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	80,718,384	1,608	3,445,156
TOTAL PURCHASED OPTIONS (Cost $79,777,458)			81,470,735

TOTAL INVESTMENTS – 106.9% (Cost $79,777,458)			81,470,735
Money Market Deposit Account – 0.4% (c)			305,377
Liabilities in Excess of Other Assets – (7.3)%			(5,598,557)
TOTAL NET ASSETS – 100.0%			$76,177,555

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

198

INNOVATOR EQUITY DEFINED PROTECTION ETF – 2 YR TO JANUARY 2026

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (7.3)% (a)
Call Options – (7.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46	$(80,718,384)	(1,608)	$(5,548,614)
TOTAL OPTIONS WRITTEN (Premiums received $3,888,942)			$(5,548,614)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$81,470,735	107.0%
Options Written	(5,548,614)	(7.3)
Money Market Deposit Account	305,377	0.4
Liabilities in Excess of Other Assets	(49,943)	(0.1)
	$76,177,555	100.0%
The accompanying notes are an integral part of these financial statements.

199

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2026

Schedule of Investments
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.7% (a)(b)
Call Options – 95.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42	$42,166,320	840	$40,570,698

Put Options – 7.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07	42,166,320	840	3,049,065
TOTAL PURCHASED OPTIONS (Cost $44,638,248)			43,619,763

TOTAL INVESTMENTS – 102.7% (Cost $44,638,248)			43,619,763
Money Market Deposit Account – 0.3% (c)			147,988
Liabilities in Excess of Other Assets – (3.0)%			(1,274,097)
TOTAL NET ASSETS – 100.0%			$42,493,654

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

200

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2026

Schedule of Options Written
as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.0)% (a)
Call Options – (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22	$(42,166,320)	(840)	$(1,256,279)
TOTAL OPTIONS WRITTEN (Premiums received $1,747,126)			$(1,256,279)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$43,619,763	102.6%
Options Written	(1,256,279)	(3.0)
Money Market Deposit Account	147,988	0.4
Liabilities in Excess of Other Assets	(17,818)	0.0 (a )
	$42,493,654	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

201

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Receivable for investments sold
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Payable for capital shares redeemed
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value

The accompanying notes are an integral part of these financial statements.

202

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF – January	Innovator Emerging Markets Power Buffer ETF – April	Innovator Emerging Markets Power Buffer ETF – July	Innovator Emerging Markets Power Buffer ETF – October

$150,302,379	$83,422,900	$86,603,783	$35,792,165
264,153	141,012	135,254	62,097
1,101	601	566	277
199	200	200	200
–	1,303,085	–	–
150,567,832	84,867,798	86,739,803	35,854,739

3,183,259	2,867,040	364,355	363,651
108,549	58,999	64,056	26,228
–	44,788	–	–
–	1,250,335	–	–
3,291,808	4,221,162	428,411	389,879
$147,276,024	$80,646,636	$86,311,392	$35,464,860

$149,959,148	$86,823,363	$97,846,265	$33,459,375
(2,683,124)	(6,176,727)	(11,534,873)	2,005,485
$147,276,024	$80,646,636	$86,311,392	$35,464,860

$147,276,024	$80,646,636	$86,311,392	$35,464,860
5,075,000	3,225,000	3,650,000	1,475,000
$29.02	$25.01	$23.65	$24.04

$150,671,440	$84,145,024	$86,401,422	$34,304,481

$5,777,482	$3,158,015	$2,208,870	$1,392,277

The accompanying notes are an integral part of these financial statements.

203

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value

The accompanying notes are an integral part of these financial statements.

204

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – January	Innovator International Developed Power Buffer ETF – February	Innovator International Developed Power Buffer ETF – March	Innovator International Developed Power Buffer ETF – April

$205,324,875	$12,942,588	$14,032,625	$212,858,408
485,883	23,683	37,550	493,093
2,030	120	156	2,048
200	–	123	200
205,812,988	12,966,391	14,070,454	213,353,749

3,511,934	239,509	265,940	4,632,482
142,053	9,332	9,399	145,270
3,653,987	248,841	275,339	4,777,752
$202,159,001	$12,717,550	$13,795,115	$208,575,997

$200,245,006	$12,573,135	$13,860,687	$203,068,086
1,913,995	144,415	(65,572)	5,507,911
$202,159,001	$12,717,550	$13,795,115	$208,575,997

$202,159,001	$12,717,550	$13,795,115	$208,575,997
6,575,000	500,000	550,000	7,875,000
$30.75	$25.44	$25.08	$26.49

$203,726,503	$12,889,936	$14,303,352	$217,607,363

$5,226,535	$313,471	$284,467	$4,925,292

The accompanying notes are an integral part of these financial statements.

205

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Receivable for investments sold
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

LIABILITIES:
Written option contracts, at value
Payable for capital shares redeemed
Payable to adviser
Payable for investments purchased
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value

The accompanying notes are an integral part of these financial statements.

206

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – July	Innovator International Developed Power Buffer ETF – September	Innovator International Developed Power Buffer ETF – October	Innovator International Developed Power Buffer ETF – November

$148,268,306	$49,212,829	$112,207,833	$2,844,184
681,589	–	–	–
301,278	154,261	220,908	2,108
1,278	634	905	9
200	200	198	200
149,252,651	49,367,924	112,429,844	2,846,501

369,632	281,166	1,892,408	80,224
685,595	–	–	–
107,444	34,263	78,077	2,267
1,699	–	–	–
1,164,370	315,429	1,970,485	82,491
$148,088,281	$49,052,495	$110,459,359	$2,764,010

$139,607,485	$45,906,021	$110,143,792	$2,543,077
8,480,796	3,146,474	315,567	220,933
$148,088,281	$49,052,495	$110,459,359	$2,764,010

$148,088,281	$49,052,495	$110,459,359	$2,764,010
5,400,000	1,850,000	3,875,000	100,000
$27.42	$26.51	$28.51	$27.64

$144,578,421	$47,288,009	$104,036,021	$2,711,043

$3,463,150	$911,170	$3,033,158	$62,858

The accompanying notes are an integral part of these financial statements.

207

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Receivable for investments sold
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

208

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – December	Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	Innovator Growth-100 Power Buffer ETF – January

$13,965,375	$67,019,517	$60,047,838	$254,607,611
28,724	133,231	39,704	797,482
199	200	200	198
142	710	113	3,321
–	30,314	–	–
13,994,440	67,183,972	60,087,855	255,408,612

188,157	3,832,718	30,923	10,169,564
9,788	47,256	25,444	162,368
–	1,741	–	–
197,945	3,881,715	56,367	10,331,932
$13,796,495	$63,302,257	$60,031,488	$245,076,680

$13,263,097	$71,615,126	$64,628,446	$269,950,457
533,398	(8,312,869)	(4,596,958)	(24,873,777)
$13,796,495	$63,302,257	$60,031,488	$245,076,680

$13,796,495	$63,302,257	$60,031,488	$245,076,680
525,000	3,300,000	3,075,000	5,725,000
$26.28	$19.18	$19.52	$42.81

$13,564,600	$67,917,719	$61,283,583	$250,172,672

$304,211	$2,880,207	$33,766	$12,431,778

The accompanying notes are an integral part of these financial statements.

209

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Receivable for fund shares sold
Cash – interest bearing deposit account
Receivable for investments sold
Dividends and interest receivable
Deposit at broker for other investments
Prepaid expenses and other assets
Total assets

LIABILITIES:
Written option contracts, at value
Payable for investments purchased
Payable to adviser
Payable for capital shares redeemed
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

210

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF – April	Innovator Growth-100 Power Buffer ETF – July	Innovator Growth-100 Power Buffer ETF – October	Innovator U.S. Small Cap Power Buffer ETF – January

$202,832,740	$176,899,522	$173,890,332	$408,610,508
5,558,800	–	–	1,705,530
560,808	483,891	447,349	1,190,172
248,775	2,949,720	–	52,016
6,758	2,147	1,938	5,144
199	199	199	200
2,779	–	–	853
209,210,859	180,335,479	174,339,818	411,564,423

8,785,480	4,684,968	11,199,403	12,147,233
5,757,240	78,129	–	1,759,143
108,633	117,647	106,620	268,677
–	2,852,925	–	–
14,651,353	7,733,669	11,306,023	14,175,053
$194,559,506	$172,601,810	$163,033,795	$397,389,370

$185,741,191	$159,291,552	$147,488,101	$404,206,013
8,818,315	13,310,258	15,545,694	(6,816,643)
$194,559,506	$172,601,810	$163,033,795	$397,389,370

$194,559,506	$172,601,810	$163,033,795	$397,389,370
4,375,000	3,025,000	3,450,000	11,650,000
$44.47	$57.06	$47.26	$34.11

$208,464,301	$162,819,446	$156,521,083	$417,144,106

$10,810,864	$8,252,008	$9,672,269	$19,407,033
The accompanying notes are an integral part of these financial statements.

211

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Receivable for investments sold
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Prepaid expenses and other assets
Total assets

LIABILITIES:
Written option contracts, at value
Payable for capital shares redeemed
Payable to adviser
Payable for investments purchased
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

212

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF – April	Innovator U.S. Small Cap Power Buffer ETF – July	Innovator U.S. Small Cap Power Buffer ETF – October	Innovator U.S. Equity Accelerated ETF – January

$177,790,704	$136,698,015	$87,696,167	$9,864,275
775,249	–	–	–
512,942	371,590	211,846	46,263
1,903	1,587	927	206
200	200	199	200
374	–	–	–
179,081,372	137,071,392	87,909,139	9,910,944

7,694,988	534,843	2,665,933	879,783
747,828	–	–	–
99,895	91,662	55,519	5,280
33,676	–	–	–
8,576,387	626,505	2,721,452	885,063
$170,504,985	$136,444,887	$85,187,687	$9,025,881

$165,064,648	$141,974,060	$82,006,725	$8,943,742
5,440,337	(5,529,173)	3,180,962	82,139
$170,504,985	$136,444,887	$85,187,687	$9,025,881

$170,504,985	$136,444,887	$85,187,687	$9,025,881
5,700,000	5,075,000	3,075,000	350,000
$29.91	$26.89	$27.70	$25.79

$184,480,900	$137,990,184	$82,160,245	$9,439,845

$9,018,433	$5,061,489	$3,752,121	$781,513

The accompanying notes are an integral part of these financial statements.

213

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Receivable for investments sold
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Payable for capital shares redeemed
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

214

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF – April	Innovator U.S. Equity Accelerated ETF – July	Innovator U.S. Equity Accelerated ETF – October	Innovator U.S. Equity Accelerated Plus ETF – January

$6,294,915	$11,449,336	$8,522,169	$22,844,801
42,952	28,322	30,357	70,955
200	200	200	200
189	123	137	235
–	–	–	1,491,167
6,338,256	11,477,981	8,552,863	24,407,358

231,591	1,201,341	1,440,038	3,907,750
4,002	5,698	4,595	13,642
–	–	–	255,082
–	–	–	1,264,430
235,593	1,207,039	1,444,633	5,440,904
$6,102,663	$10,270,942	$7,108,230	$18,966,454

$5,978,623	$10,162,539	$13,130,534	$17,469,590
124,040	108,403	(6,022,304)	1,496,864
$6,102,663	$10,270,942	$7,108,230	$18,966,454

$6,102,663	$10,270,942	$7,108,230	$18,966,454
200,000	325,000	250,000	750,000
$30.51	$31.60	$28.43	$25.29

$6,738,889	$10,955,019	$7,313,447	$21,825,792

$473,554	$1,239,724	$843,638	$3,096,322

The accompanying notes are an integral part of these financial statements.

215

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

216

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF – April	Innovator U.S. Equity Accelerated Plus ETF – July	Innovator U.S. Equity Accelerated Plus ETF – October	Innovator U.S. Equity Accelerated 9 Buffer ETF – January

$7,353,041	$11,550,606	$23,987,778	$105,351,517
27,629	18,254	52,440	255,493
200	200	200	200
134	146	243	1,089
7,381,004	11,569,206	24,040,661	105,608,299

618,059	2,307,615	6,720,968	12,680,222
4,014	6,239	11,660	61,703
622,073	2,313,854	6,732,628	12,741,925
$6,758,931	$9,255,352	$17,308,033	$92,866,374

$7,094,669	$10,692,821	$16,123,567	$84,995,227
(335,738)	(1,437,469)	1,184,466	7,871,147
$6,758,931	$9,255,352	$17,308,033	$92,866,374

$6,758,931	$9,255,352	$17,308,033	$92,866,374
225,000	300,000	625,000	3,475,000
$30.04	$30.85	$27.69	$26.72

$7,988,801	$9,597,972	$18,083,385	$99,863,504

$1,069,883	$1,295,774	$2,667,099	$10,149,269

The accompanying notes are an integral part of these financial statements.

217

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

218

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF – April	Innovator U.S. Equity Accelerated 9 Buffer ETF – July	Innovator U.S. Equity Accelerated 9 Buffer ETF – October	Innovator Growth Accelerated Plus ETF – January

$88,323,918	$85,743,773	$89,565,509	$33,652,780
230,530	164,383	171,119	80,390
904	772	777	441
200	200	200	200
88,555,552	85,909,128	89,737,605	33,733,811

6,656,010	11,232,333	17,868,778	5,665,229
48,855	49,002	46,716	18,122
6,704,865	11,281,335	17,915,494	5,683,351
$81,850,687	$74,627,793	$71,822,111	$28,050,460

$78,474,061	$68,868,291	$67,390,660	$30,090,942
3,376,626	5,759,502	4,431,451	(2,040,482)
$81,850,687	$74,627,793	$71,822,111	$28,050,460

$81,850,687	$74,627,793	$71,822,111	$28,050,460
2,675,000	2,350,000	2,500,000	1,275,000
$30.60	$31.76	$28.73	$22.00

$92,674,160	$75,434,109	$74,730,282	$33,089,663

$9,649,347	$7,599,371	$8,594,183	$5,890,105

The accompanying notes are an integral part of these financial statements.

219

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

220

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF – April	Innovator Growth Accelerated Plus ETF – July	Innovator Growth Accelerated Plus ETF – October	Innovator U.S. Equity Accelerated ETF – Quarterly

$8,913,309	$15,568,745	$16,703,528	$47,363,119
27,259	18,570	34,415	69,221
200	163	200	200
132	96	165	321
8,940,900	15,587,574	16,738,308	47,432,861

1,044,349	3,107,129	4,768,928	144,484
5,428	8,091	7,854	34,745
1,049,777	3,115,220	4,776,782	179,229
$7,891,123	$12,472,354	$11,961,526	$47,253,632

$11,089,767	$16,820,764	$12,830,413	$44,448,004
(3,198,644)	(4,348,410)	(868,887)	2,805,628
$7,891,123	$12,472,354	$11,961,526	$47,253,632

$7,891,123	$12,472,354	$11,961,526	$47,253,632
250,000	425,000	450,000	1,575,000
$31.56	$29.35	$26.58	$30.00

$9,823,128	$13,410,057	$13,424,323	$50,442,135

$1,693,848	$2,146,312	$2,556,761	$1,327,270

The accompanying notes are an integral part of these financial statements.

221

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Receivable for investments sold
Prepaid expenses and other assets
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Payable for capital shares redeemed
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

222

INNOVATOR ETFs TRUST

Innovator Growth Accelerated ETF – Quarterly	Innovator Defined Wealth Shield ETF	Innovator Equity Defined Protection ETF – 2 Yr to July 2025	Innovator Equity Defined Protection ETF – 2 Yr to January 2026

$29,535,315	$633,395,173	$241,259,988	$81,470,735
52,376	856,126	1,067,825	305,377
200	200	200	200
192	4,344	4,615	1,329
–	–	699,521	658,657
–	–	326	–
29,588,083	634,255,843	243,032,475	82,436,298

216,443	1,828,793	16,284,844	5,548,614
19,576	346,002	150,294	50,936
–	–	47,256	44,858
–	–	651,005	614,335
236,019	2,174,795	17,133,399	6,258,743
$29,352,064	$632,081,048	$225,899,076	$76,177,555

$31,463,087	$619,625,365	$214,276,914	$75,628,920
(2,111,023)	12,455,683	11,622,162	548,635
$29,352,064	$632,081,048	$225,899,076	$76,177,555

$29,352,064	$632,081,048	$225,899,076	$76,177,555
1,075,000	21,750,000	8,675,000	3,100,000
$27.30	$29.06	$26.04	$24.57

$31,727,068	$644,475,107	$222,508,660	$79,777,458

$1,194,135	$10,158,439	$8,286,657	$3,888,942
The accompanying notes are an integral part of these financial statements.

223

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Receivable for investments sold
Receivable for fund shares sold
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Total liabilities
NET ASSETS

NET ASSETS CONSISTS OF:
Paid-in capital
Total accumulated losses
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

224

INNOVATOR ETFs TRUST

Innovator Equity Defined Protection ETF – 2 Yr to April 2026	Innovator International Developed Power Buffer ETF – May

$43,619,763	$1,264,572
147,988	–
433	–
–	25,749
–	1,241,500
43,768,184	2,531,821

1,256,279	25,920
18,251	–
–	1,264,743
1,274,530	1,290,663
$42,493,654	$1,241,158

$43,039,111	$1,241,500
(545,457)	(342)
$42,493,654	$1,241,158

$42,493,654	$1,241,158
1,750,000	50,000
$24.28	$24.82

$44,638,248	$1,264,743

$1,747,126	$25,749

The accompanying notes are an integral part of these financial statements.

225

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

226

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF – January	Innovator Emerging Markets Power Buffer ETF – April	Innovator Emerging Markets Power Buffer ETF – July	Innovator Emerging Markets Power Buffer ETF – October

$10,977	$2,760	$4,237	$2,085
10,977	2,760	4,237	2,085

1,022,815	303,325	440,024	189,407
1,022,815	303,325	440,024	189,407
(1,011,838)	(300,565)	(435,787)	(187,322)

3,980,740	(2,493,558)	(79,261)	67,659
7,569,125	4,162,737	1,432,330	707,547
1,646,263	870,143	2,839	40,731
13,196,128	2,539,322	1,355,908	815,937

5,636,224	2,471,063	4,390,262	2,378,974
(1,110,855)	(1,174,081)	1,525,763	797,883
4,525,369	1,296,982	5,916,025	3,176,857
17,721,497	3,836,304	7,271,933	3,992,794
$16,709,659	$3,535,739	$6,836,146	$3,805,472

The accompanying notes are an integral part of these financial statements.

227

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain/(loss)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

228

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – January	Innovator International Developed Power Buffer ETF – February	Innovator International Developed Power Buffer ETF – March	Innovator International Developed Power Buffer ETF – April

$10,067	$331	$328	$14,146
10,067	331	328	14,146

733,405	22,889	21,800	1,039,632
733,405	22,889	21,800	1,039,632
(723,338)	(22,558)	(21,472)	(1,025,486)

6,625,436	–	–	4,712,837
1,877,375	40,359	208,100	16,423,898
3,521,529	–	–	2,200,734
12,024,340	40,359	208,100	23,337,469

7,964,892	52,652	(270,728)	7,064,379
(1,680,720)	73,962	18,528	(4,302,327)
6,284,172	126,614	(252,200)	2,762,052
18,308,512	166,973	(44,100)	26,099,521
$17,585,174	$144,415	$(65,572)	$25,074,035

The accompanying notes are an integral part of these financial statements.

229

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

230

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – July	Innovator International Developed Power Buffer ETF – September	Innovator International Developed Power Buffer ETF – October	Innovator International Developed Power Buffer ETF – November

$9,941	$3,097	$6,227	$100
9,941	3,097	6,227	100

787,559	195,445	487,047	11,516
787,559	195,445	487,047	11,516
(777,618)	(192,348)	(480,820)	(11,416)

(17,994)	(5,490)	38,484	119
5,340,241	826,486	1,277,804	116,514
11,005	(410)	(42,767)	(59)
5,333,252	820,586	1,273,521	116,574

10,906,842	2,819,265	9,680,600	133,317
2,954,367	733,348	1,086,309	(17,189)
13,861,209	3,552,613	10,766,909	116,128
19,194,461	4,373,199	12,040,430	232,702
$18,416,843	$4,180,851	$11,559,610	$221,286

The accompanying notes are an integral part of these financial statements.

231

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain/(loss)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

232

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – December	Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	Innovator Growth-100 Power Buffer ETF – January

$658	$5,432	$393	$13,913
658	5,432	393	13,913

45,258	329,172	65,625	726,973
45,258	329,172	65,625	726,973
(44,600)	(323,740)	(65,232)	(713,060)

348	(2,162,805)	400,044	29,014,183
61,146	240,962	16,359	2,555,520
(324)	(579,954)	91,749	(15,947,148)
61,170	(2,501,797)	508,152	15,622,555

400,775	3,606,545	(857,498)	(10,981,310)
116,053	5,358,328	(34,670)	5,063,757
516,828	8,964,873	(892,168)	(5,917,553)
577,998	6,463,076	(384,016)	9,705,002
$533,398	$6,139,336	$(449,248)	$8,991,942

The accompanying notes are an integral part of these financial statements.

233

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

234

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF – April	Innovator Growth-100 Power Buffer ETF – July	Innovator Growth-100 Power Buffer ETF – October	Innovator U.S. Small Cap Power Buffer ETF – January

$13,216	$16,089	$11,721	$22,121
13,216	16,089	11,721	22,121

513,400	911,243	639,656	1,193,360
513,400	911,243	639,656	1,193,360
(500,184)	(895,154)	(627,935)	(1,171,239)

(5,330,626)	967,893	79,245	12,084,358
43,440,226	9,894,735	1,241,028	4,819,373
(16,833,844)	(150,378)	(555,730)	7,442,429
21,275,756	10,712,250	764,543	24,346,160

(11,792,418)	24,343,878	21,000,348	847,610
(1,654,714)	(1,599,521)	(3,114,041)	(369,833)
(13,447,132)	22,744,357	17,886,307	477,777
7,828,624	33,456,607	18,650,850	24,823,937
$7,328,440	$32,561,453	$18,022,915	$23,652,698
The accompanying notes are an integral part of these financial statements.

235

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

236

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF – April	Innovator U.S. Small Cap Power Buffer ETF – July	Innovator U.S. Small Cap Power Buffer ETF – October	Innovator U.S. Equity Accelerated ETF – January

$9,767	$11,945	$5,902	$589
9,767	11,945	5,902	589

577,225	679,859	334,917	25,135
577,225	679,859	334,917	25,135
(567,458)	(667,914)	(329,015)	(24,546)

6,164,906	(151,857)	(26,359)	1,267,849
13,495,141	6,397,729	775,624	–
3,405,001	(32,981)	(86,091)	(663,888)
23,065,048	6,212,891	663,174	603,961

3,499,069	12,627,109	8,292,451	448,808
(3,659,430)	3,234,243	602,304	(350,315)
(160,361)	15,861,352	8,894,755	98,493
22,904,687	22,074,243	9,557,929	702,454
$22,337,229	$21,406,329	$9,228,914	$677,908

The accompanying notes are an integral part of these financial statements.

237

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

238

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF – April	Innovator U.S. Equity Accelerated ETF – July	Innovator U.S. Equity Accelerated ETF – October	Innovator U.S. Equity Accelerated Plus ETF – January

$736	$824	$694	$1,124
736	824	694	1,124

23,805	30,252	21,530	65,384
23,805	30,252	21,530	65,384
(23,069)	(29,428)	(20,836)	(64,260)

707,739	15,171	–	2,923,583
1,424,776	556,530	–	3,122,933
(1,226,497)	(28,184)	–	(3,274,464)
906,018	543,517	–	2,772,052

(341,315)	1,370,065	1,351,272	1,170,872
1,899	(430,683)	(686,874)	(2,343,688)
(339,416)	939,382	664,398	(1,172,816)
566,602	1,482,899	664,398	1,599,236
$543,533	$1,453,471	$643,562	$1,534,976

The accompanying notes are an integral part of these financial statements.

239

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

240

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF – April	Innovator U.S. Equity Accelerated Plus ETF – July	Innovator U.S. Equity Accelerated Plus ETF – October	Innovator U.S. Equity Accelerated 9 Buffer ETF – January

$791	$993	$955	$6,019
791	993	955	6,019

34,888	52,727	74,550	348,566
34,888	52,727	74,550	348,566
(34,097)	(51,734)	(73,595)	(342,547)

2,816,738	19,355	69,218	4,504,806
1,150,236	889,510	352,878	13,682,141
(2,537,540)	(26,584)	(54,631)	(9,152,872)
1,429,434	882,281	367,465	9,034,075

245,235	4,567,179	6,736,180	6,662,137
(680,589)	(2,874,611)	(4,693,282)	(8,695,536)
(435,354)	1,692,568	2,042,898	(2,033,399)
994,080	2,574,849	2,410,363	7,000,676
$959,983	$2,523,115	$2,336,768	$6,658,129

The accompanying notes are an integral part of these financial statements.

241

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

242

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF – April	Innovator U.S. Equity Accelerated 9 Buffer ETF – July	Innovator U.S. Equity Accelerated 9 Buffer ETF – October	Innovator Growth Accelerated Plus ETF – January

$4,745	$5,087	$4,836	$1,690
4,745	5,087	4,836	1,690

295,844	318,911	279,097	101,557
295,844	318,911	279,097	101,557
(291,099)	(313,824)	(274,261)	(99,867)

16,873,981	22,658	26,260	13,200,507
9,931,264	1,744,449	1,030,159	7,025,073
(18,120,837)	(52,186)	(57,537)	(19,813,662)
8,684,408	1,714,921	998,882	411,918

(784,170)	17,039,024	16,979,696	(8,658,511)
(2,543,706)	(8,413,733)	(10,901,703)	9,466,995
(3,327,876)	8,625,291	6,077,993	808,484
5,356,532	10,340,212	7,076,875	1,220,402
$5,065,433	$10,026,388	$6,802,614	$1,120,535

The accompanying notes are an integral part of these financial statements.

243

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

244

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF – April	Innovator Growth Accelerated Plus ETF – July	Innovator Growth Accelerated Plus ETF – October	Innovator U.S. Equity Accelerated ETF – Quarterly

$933	$868	$748	$2,051
933	868	748	2,051

54,681	58,347	49,023	249,128
54,681	58,347	49,023	249,128
(53,748)	(57,479)	(48,275)	(247,077)

4,633,137	85,565	18,376	16,908,165
4,219,434	1,419,666	758,232	5,343,555
(5,997,409)	(82,087)	(34,995)	(14,111,846)
2,855,162	1,423,144	741,613	8,139,874

(1,629,548)	4,731,410	4,001,552	(47,449)
136,828	(2,931,352)	(2,791,376)	(501,099)
(1,492,720)	1,800,058	1,210,176	(548,548)
1,362,442	3,223,202	1,951,789	7,591,326
$1,308,694	$3,165,723	$1,903,514	$7,344,249

The accompanying notes are an integral part of these financial statements.

245

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

246

INNOVATOR ETFs TRUST

Innovator Growth Accelerated ETF – Quarterly	Innovator Defined Wealth Shield ETF	Innovator Equity Defined Protection ETF – 2 Yr to July 2025	Innovator Equity Defined Protection ETF – 2 Yr to January 2026

$1,066	$29,666	$22,314	$4,100
1,066	29,666	22,314	4,100

128,729	2,074,361	897,818	168,290
128,729	2,074,361	897,818	168,290
(127,663)	(2,044,695)	(875,504)	(164,190)

10,732,255	67,369,037	(124,784)	(3,936)
711,816	31,550,192	2,292,138	689,908
(6,109,328)	(68,537,806)	(118,558)	(6,753)
5,334,743	30,381,423	2,048,796	679,219

(779,992)	(3,853,927)	26,587,715	1,693,277
96,625	1,367,088	(12,366,462)	(1,659,671)
(683,367)	(2,486,839)	14,221,253	33,606
4,651,376	27,894,584	16,270,049	712,825
$4,523,713	$25,849,889	$15,394,545	$548,635
The accompanying notes are an integral part of these financial statements.

247

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

UNREALIZED LOSS
Net realized gain
Net change in unrealized depreciation on:
Investments
Written option contracts
Net change in unrealized depreciation
Net unrealized loss
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

248

INNOVATOR ETFs TRUST

Innovator Equity Defined Protection ETF – 2 Yr to April 2026	Innovator International Developed Power Buffer ETF – May

$433	$–
433	–

18,251	–
18,251	–
(17,818)	–

–	–

(1,018,486)	(171)
490,847	(171)
(527,639)	(342)
(527,639)	(342)
$(545,457)	$(342)

The accompanying notes are an integral part of these financial statements.

249

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

250

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF – January		Innovator Emerging Markets Power Buffer ETF – April
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(1,011,838)	$(886,893)	$(300,565)	$(447,671)
13,196,128	(5,496,427)	2,539,322	17,044
4,525,369	8,741,173	1,296,982	2,797,749
16,709,659	2,357,853	3,535,739	2,367,122

227,006,747	300,965,870	63,168,253	63,568,789
(360,947,042)	(94,981,964)	(44,556,858)	(38,132,882)
99,388	150,952	14,585	26,057
(133,840,907)	206,134,858	18,625,980	25,461,964

(117,131,248)	208,492,711	22,161,719	27,829,086

$264,407,272	$55,914,561	$58,484,917	$30,655,831
$147,276,024	$264,407,272	$80,646,636	$58,484,917

8,125,000	11,000,000	2,525,000	2,625,000
(12,875,000)	(3,450,000)	(1,775,000)	(1,575,000)
(4,750,000)	7,550,000	750,000	1,050,000

The accompanying notes are an integral part of these financial statements.

251

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

252

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF – July		Innovator Emerging Markets Power Buffer ETF – October
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(435,787)	$(799,511)	$(187,322)	$(279,432)
1,355,908	1,999,303	815,937	2,566,164
5,916,025	(410,714)	3,176,857	(139,234)
6,836,146	789,078	3,805,472	2,147,498

16,943,505	102,078,535	3,376,937	32,179,710
(38,558,413)	(56,494,510)	(14,596,008)	(17,095,835)
9,056	65,196	3,478	15,263
(21,605,852)	45,649,221	(11,215,593)	15,099,138

(14,769,706)	46,438,299	(7,410,121)	17,246,636

$101,081,098	$54,642,799	$42,874,981	$25,628,345
$86,311,392	$101,081,098	$35,464,860	$42,874,981

725,000	4,425,000	150,000	1,450,000
(1,650,000)	(2,425,000)	(625,000)	(750,000)
(925,000)	2,000,000	(475,000)	700,000

The accompanying notes are an integral part of these financial statements.

253

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)   Inception date of the Fund was January 31, 2024.

(b)   Inception date of the Fund was February 29, 2024.

The accompanying notes are an integral part of these financial statements.

254

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – January		Innovator International Developed Power Buffer ETF – February	Innovator International Developed Power Buffer ETF – March
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (a)	Period ended April 30, 2024 (b)

$(723,338)	$(1,215,700)	$(22,558)	$(21,472)
12,024,340	5,942,569	40,359	208,100
6,284,172	5,158,883	126,614	(252,200)
17,585,174	9,885,752	144,415	(65,572)

92,416,995	177,840,408	13,205,710	24,700,745
(28,615,908)	(132,777,218)	(638,553)	(10,851,780)
48,340	87,892	5,978	11,722
63,849,427	45,151,082	12,573,135	13,860,687

81,434,601	55,036,834	12,717,550	13,795,115

$120,724,400	$65,687,566	$–	$–
$202,159,001	$120,724,400	$12,717,550	$13,795,115

3,075,000	6,450,000	525,000	975,000
(950,000)	(4,725,000)	(25,000)	(425,000)
2,125,000	1,725,000	500,000	550,000

The accompanying notes are an integral part of these financial statements.

255

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

256

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – April		Innovator International Developed Power Buffer ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(1,025,486)	$(1,437,196)	$(777,618)	$(1,387,949)
23,337,469	5,031,968	5,333,252	(3,568,900)
2,762,052	(5,997,494)	13,861,209	(2,692,646)
25,074,035	(2,402,722)	18,416,843	22,573,098

171,823,090	404,706,178	8,539,077	169,548,203
(210,627,995)	(223,472,035)	(74,896,513)	(184,985,482)
81,366	157,613	5,943	130,543
(38,723,539)	181,391,756	(66,351,493)	(15,306,736)

(13,649,504)	178,989,034	(47,934,650)	7,266,362

$222,225,501	$43,236,467	$196,022,931	$188,756,569
$208,575,997	$222,225,501	$148,088,281	$196,022,931

6,650,000	16,475,000	325,000	6,625,000
(8,100,000)	(9,075,000)	(2,750,000)	(7,350,000)
(1,450,000)	7,400,000	(2,425,000)	(725,000)

The accompanying notes are an integral part of these financial statements.

257

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)   Inception date of the Fund was August 31, 2023.

The accompanying notes are an integral part of these financial statements.

258

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – September		Innovator International Developed Power Buffer ETF – October
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(192,348)	$(36,587)	$(480,820)	$(872,157)
820,586	–	1,273,521	19,910,668
3,552,613	(997,790)	10,766,909	(4,026,079)
4,180,851	(1,034,377)	11,559,610	15,012,432

14,146,790	3,762,987	8,044,972	137,065,152
(5,328,737)	–	(14,804,800)	(140,812,292)
7,074	17,907	6,107	33,620
8,825,127	37,080,894	(6,753,721)	(3,713,520)

13,005,978	36,046,517	4,805,889	11,298,912

$36,046,517	$–	$105,653,470	$94,354,558
$49,052,495	$36,046,517	$110,459,359	$105,653,470

550,000	1,500,000	300,000	5,275,000
(200,000)	–	(525,000)	(5,425,000)
350,000	1,500,000	(225,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

259

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)   Inception date of the Fund was October 31, 2023.

(b)   Inception date of the Fund was November 30, 2023.

The accompanying notes are an integral part of these financial statements.

260

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF – November		Innovator International Developed Power Buffer ETF – December	Innovator 20+ Year Treasury Bond 9 Buffer ETF – July
Period ended April 30, 2024 (a)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (b)	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(11,416)	$–	$(44,600)	$(323,740)	$(439,809)
116,574	–	61,170	(2,501,797)	3,016,009
116,128	(353)	516,828	8,964,873	(9,385,076)
221,286	(353)	533,398	6,139,336	(6,808,876)

1,978,373	1,247,500	13,923,118	8,345,170	89,014,247
(683,785)	–	(666,358)	(28,640,207)	(36,991,180)
989	–	6,337	17,749	21,791
1,295,577	1,247,500	13,263,097	(20,277,288)	52,044,858

1,516,863	1,247,147	13,796,495	(14,137,952)	45,235,982

$1,247,147	$–	$–	$77,440,209	$32,204,227
$2,764,010	$1,247,147	$13,796,495	$63,302,257	$77,440,209

75,000	50,000	550,000	425,000	4,425,000
(25,000)	–	(25,000)	(1,475,000)	(1,800,000)
50,000	50,000	525,000	(1,050,000)	2,625,000
The accompanying notes are an integral part of these financial statements.

261

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

262

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly		Innovator Growth-100 Power Buffer ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(65,232)	$(92,395)	$(713,060)	$(673,408)
508,152	(869,927)	15,622,555	(11,818,819)
(892,168)	(20,385)	(5,917,553)	25,846,348
(449,248)	(982,707)	8,991,942	13,354,121

52,656,687	3,489,129	201,365,505	67,324,242
(2,464,785)	(43,941,852)	(43,040,543)	(85,835,048)
27,321	29,559	110,888	28,089
50,219,223	(9,103,164)	158,435,850	(18,482,717)

49,769,975	(10,085,871)	167,427,792	(5,128,596)

$10,261,513	$20,347,384	$77,648,888	$82,777,494
$60,031,488	$10,261,513	$245,076,680	$77,648,888

2,650,000	1,725,000	4,825,000	1,925,000
(125,000)	(2,200,000)	(1,000,000)	(2,350,000)
2,525,000	(475,000)	3,825,000	(425,000)

The accompanying notes are an integral part of these financial statements.

263

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

264

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF – April		Innovator Growth-100 Power Buffer ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(500,184)	$(790,174)	$(895,154)	$(1,131,853)
21,275,756	3,346,699	10,712,250	17,819,212
(13,447,132)	13,629,511	22,744,357	(5,791,804)
7,328,440	16,186,036	32,561,453	10,895,555

198,058,040	132,480,475	2,655,905	267,636,275
(143,323,902)	(69,153,243)	(129,085,173)	(130,624,384)
51,248	66,487	15,153	143,174
54,785,386	63,393,719	(126,414,115)	137,155,065

62,113,826	79,579,755	(93,852,662)	148,050,620

$132,445,680	$52,865,925	$266,454,472	$118,403,852
$194,559,506	$132,445,680	$172,601,810	$266,454,472

4,375,000	3,400,000	50,000	5,250,000
(3,175,000)	(1,750,000)	(2,325,000)	(2,700,000)
1,200,000	1,650,000	(2,275,000)	2,550,000

The accompanying notes are an integral part of these financial statements.

265

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

266

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF – October		Innovator U.S. Small Cap Power Buffer ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(627,935)	$(679,920)	$(1,171,239)	$(1,116,527)
764,543	18,281,939	24,346,160	(3,340,443)
17,886,307	(3,228,016)	477,777	1,661,439
18,022,915	14,374,003	23,652,698	(2,795,531)

17,525,032	116,353,835	299,245,822	185,814,923
(20,809,225)	(63,468,136)	(66,228,475)	–
11,137	59,379	154,721	97,328
(3,273,056)	52,945,075	233,172,068	63,869,196

14,749,859	67,319,078	256,824,766	61,073,665

$148,283,936	$80,964,858	$140,564,604	$79,490,939
$163,033,795	$148,283,936	$397,389,370	$140,564,604

385,000	2,800,000	8,875,000	6,075,000
(455,000)	(1,575,000)	(1,975,000)	(3,950,000)
(70,000)	1,225,000	6,900,000	2,125,000

The accompanying notes are an integral part of these financial statements.

267

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

268

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF – April		Innovator U.S. Small Cap Power Buffer ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(567,458)	$(981,713)	$(667,914)	$(851,437)
23,065,048	1,303,722	6,212,891	7,140,919
(160,361)	(1,383,610)	15,861,352	(16,117,092)
22,337,229	(1,061,601)	21,406,329	(9,827,610)

97,051,505	14,651,190	27,666,060	157,073,437
(101,526,266)	(77,758,249)	(95,988,053)	(42,324,790)
36,269	59,475	15,546	89,092
(4,438,492)	68,813,126	(68,306,447)	114,837,739

17,898,737	67,751,525	(46,900,118)	105,010,129

$152,606,248	$84,854,723	$183,345,005	$78,334,876
$170,504,985	$152,606,248	$136,444,887	$183,345,005

3,225,000	5,550,000	1,050,000	6,100,000
(3,450,000)	(2,950,000)	(3,575,000)	(1,700,000)
(225,000)	2,600,000	(2,525,000)	4,400,000

The accompanying notes are an integral part of these financial statements.

269

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

270

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF – October		Innovator U.S. Equity Accelerated ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(329,015)	$(581,494)	$(24,546)	$(74,008)
663,174	6,231,567	603,961	726,222
8,894,755	(4,832,149)	98,493	950,422
9,228,914	817,924	677,908	1,602,636

16,216,803	37,374,918	3,206,888	13,024,527
(6,245,483)	(45,181,015)	–	(13,466,820)
8,814	29,317	1,603	5,532
9,980,134	(7,776,780)	3,208,491	(436,761)

19,209,048	(6,958,856)	3,886,399	1,165,875

$65,978,639	$72,937,495	$5,139,482	$3,973,607
$85,187,687	$65,978,639	$9,025,881	$5,139,482

625,000	1,475,000	125,000	625,000
(225,000)	(1,675,000)	–	(600,000)
400,000	(200,000)	125,000	25,000

The accompanying notes are an integral part of these financial statements.

271

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

The accompanying notes are an integral part of these financial statements.

272

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF – April		Innovator U.S. Equity Accelerated ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(23,069)	$(38,822)	$(29,428)	$(28,911)
906,018	(304,365)	543,517	508,836
(339,416)	787,827	939,382	(407,750)
543,533	444,640	1,453,471	72,175

4,720,850	5,322,075	6,254,640	6,253,075
(4,720,943)	(3,965,260)	(6,066,467)	(1,174,653)
787	1,698	3,127	3,127
694	1,358,513	191,300	5,081,549

544,227	1,803,153	1,644,771	5,153,724

$5,558,436	$3,755,283	$8,626,171	$3,472,447
$6,102,663	$5,558,436	$10,270,942	$8,626,171

150,000	200,000	200,000	225,000
(150,000)	(150,000)	(200,000)	(50,000)
–	50,000	–	175,000
The accompanying notes are an integral part of these financial statements.

273

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

274

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF – October		Innovator U.S. Equity Accelerated Plus ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(20,836)	$(235,044)	$(64,260)	$(97,330)
–	8,747,352	2,772,052	(804,045)
664,398	(1,984,681)	(1,172,816)	2,652,461
643,562	6,527,627	1,534,976	1,751,086

2,761,485	2,842,197	14,190,655	1,450,453
–	(41,296,048)	(15,163,553)	(2,835,024)
1,381	1,421	5,289	7,254
2,762,866	(38,452,430)	(967,609)	11,680,683

3,406,428	(31,924,803)	567,367	13,431,769

$3,701,802	$35,626,605	$18,399,087	$4,967,318
$7,108,230	$3,701,802	$18,966,454	$18,399,087

100,000	125,000	575,000	675,000
–	(1,675,000)	(625,000)	(125,000)
100,000	(1,550,000)	(50,000)	550,000

The accompanying notes are an integral part of these financial statements.

275

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

276

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF – April		Innovator U.S. Equity Accelerated Plus ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(34,097)	$(47,705)	$(51,734)	$(106,215)
1,429,434	(483,417)	882,281	2,302,988
(435,354)	883,890	1,692,568	(868,795)
959,983	352,768	2,523,115	1,327,978

754,372	7,557,672	1,466,462	8,926,552
(5,361,110)	(1,243,795)	(10,447,018)	(7,249,517)
377	3,778	733	4,463
(4,606,361)	6,317,655	(8,979,823)	1,681,498

(3,646,378)	6,670,423	(6,456,708)	3,009,476

$10,405,309	$3,734,886	$15,712,060	$12,702,584
$6,758,931	$10,405,309	$9,255,352	$15,712,060

25,000	275,000	50,000	325,000
(175,000)	(50,000)	(350,000)	(275,000)
(150,000)	225,000	(300,000)	50,000

The accompanying notes are an integral part of these financial statements.

277

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

278

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF – October		Innovator U.S. Equity Accelerated 9 Buffer ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(73,595)	$(144,715)	$(342,547)	$(414,914)
367,465	4,017,329	9,034,075	(469,597)
2,042,898	(872,681)	(2,033,399)	6,916,553
2,336,768	2,999,933	6,658,129	6,032,042

5,671,575	7,815,832	64,435,598	64,932,927
(3,427,427)	(13,203,575)	(49,850,255)	(13,685,163)
2,836	3,908	13,910	29,196
2,246,984	(5,383,835)	14,599,253	51,276,960

4,583,752	(2,383,902)	21,257,382	57,309,002

$12,724,281	$15,108,183	$71,608,992	$14,299,990
$17,308,033	$12,724,281	$92,866,374	$71,608,992

225,000	350,000	2,500,000	2,850,000
(125,000)	(550,000)	(1,925,000)	(600,000)
100,000	(200,000)	575,000	2,250,000

The accompanying notes are an integral part of these financial statements.

279

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

280

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF – April		Innovator U.S. Equity Accelerated 9 Buffer ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(291,099)	$(359,417)	$(313,824)	$(376,645)
8,684,408	(93,634)	1,714,921	2,929,233
(3,327,876)	4,265,850	8,625,291	(186,895)
5,065,433	3,812,799	10,026,388	2,365,693

36,282,320	68,621,898	3,699,025	52,851,067
(33,330,825)	(18,246,527)	(17,780,230)	(8,799,380)
9,185	29,986	1,850	26,426
2,960,680	50,405,357	(14,079,355)	44,078,113

8,026,113	54,218,156	(4,052,967)	46,443,806

$73,824,574	$19,606,418	$78,680,760	$32,236,954
$81,850,687	$73,824,574	$74,627,793	$78,680,760

1,175,000	2,475,000	125,000	1,850,000
(1,075,000)	(675,000)	(575,000)	(325,000)
100,000	1,800,000	(450,000)	1,525,000

The accompanying notes are an integral part of these financial statements.

281

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

282

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF – October		Innovator Growth Accelerated Plus ETF – January
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(274,261)	$(375,089)	$(99,867)	$(196,804)
998,882	8,003,982	411,918	2,931,378
6,077,993	(1,564,382)	808,484	2,309,473
6,802,614	6,064,511	1,120,535	5,044,047

15,553,248	37,047,377	15,586,222	33,534,865
(5,647,148)	(23,967,542)	(16,874,815)	(14,784,947)
7,777	13,292	5,903	17,222
9,913,877	13,093,127	(1,282,690)	18,767,140

16,716,491	19,157,638	(162,155)	238,111,887

$55,105,620	$35,947,982	$28,212,615	$4,401,428
$71,822,111	$55,105,620	$28,050,460	$28,212,615

575,000	1,475,000	725,000	1,825,000
(200,000)	(925,000)	(800,000)	(725,000)
375,000	550,000	(75,000)	1,100,000

The accompanying notes are an integral part of these financial statements.

283

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

284

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF – April		Innovator Growth Accelerated Plus ETF – July
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(53,748)	$(77,542)	$(57,479)	$(94,735)
2,855,162	(1,720,067)	1,423,144	1,194,970
(1,492,720)	3,388,218	1,800,058	645,266
1,308,694	1,590,609	3,165,723	1,745,501

2,377,185	13,406,842	2,156,988	11,338,322
(14,424,330)	(3,399,778)	(10,496,943)	(13,436,708)
1,189	7,818	1,079	6,192
(12,045,956)	10,014,882	(8,338,876)	(2,092,194)

(10,737,262)	11,605,491	(5,173,153)	(346,693)

$18,628,385	$7,022,894	$17,645,507	$17,992,200
$7,891,123	$18,628,385	$12,472,354	$17,645,507

75,000	475,000	75,000	450,000
(450,000)	(150,000)	(375,000)	(625,000)
(375,000)	325,000	(300,000)	(175,000)
The accompanying notes are an integral part of these financial statements.

285

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

286

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF – October		Innovator U.S. Equity Accelerated ETF – Quarterly
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(48,275)	$(96,254)	$(247,077)	$(241,165)
741,613	2,884,897	8,139,874	2,120,930
1,210,176	(311,753)	(548,548)	(1,997,427)
1,903,514	2,476,890	7,344,249	(117,662)

2,553,195	11,422,370	30,316,035	71,891,918
(3,890,277)	(8,530,468)	(66,940,085)	(6,722,050)
1,277	5,711	5,196	35,946
(1,335,805)	2,897,613	(36,618,854)	65,205,814

567,709	5,374,503	(29,274,605)	65,088,152

$11,393,817	$6,019,314	$76,528,237	$11,440,085
$11,961,526	$11,393,817	$47,253,632	$76,528,237

100,000	550,000	1,025,000	2,575,000
(150,000)	(375,000)	(2,275,000)	(250,000)
(50,000)	175,000	(1,250,000)	2,325,000

The accompanying notes are an integral part of these financial statements.

287

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized depreciation
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

288

INNOVATOR ETFs TRUST

Innovator Growth Accelerated ETF – Quarterly		Innovator Defined Wealth Shield ETF
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(127,663)	$(146,300)	$(2,044,695)	$(2,509,576)
5,334,743	1,249,994	30,381,423	26,402,160
(683,367)	(1,209,569)	(2,486,839)	(4,186,633)
4,523,713	(15,875)	25,849,889	19,705,951

10,325,772	27,125,565	544,943,338	447,339,069
(18,349,105)	(12,253,625)	(429,261,658)	(233,268,530)
5,163	13,563	158,313	152,608
(8,018,170)	14,885,503	115,839,993	214,233,147

(3,494,457)	14,779,628	141,689,882	233,929,098

$32,846,521	$18,066,893	$490,391,166	$256,462,068
$29,352,064	$32,846,521	$632,081,048	$490,391,166

400,000	1,100,000	18,975,000	16,450,000
(700,000)	(575,000)	(14,875,000)	(8,600,000)
(300,000)	525,000	4,100,000	7,850,000

The accompanying notes are an integral part of these financial statements.

289

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)   Inception date of the Fund was July 17, 2023.

(b)   Inception date of the Fund was December 29, 2023.

(c)   Inception date of the Fund was March 28, 2024.

The accompanying notes are an integral part of these financial statements.

290

INNOVATOR ETFs TRUST

Innovator Equity Defined Protection ETF – 2 Yr to July 2025		Innovator Equity Defined Protection ETF – 2 Yr to January 2026	Innovator Equity Defined Protection ETF – 2 Yr to April 2026
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (b)	Period ended April 30, 2024 (c)

$(875,504)	$(279,123)	$(164,190)	$(17,818)
2,048,796	227,957	679,219	–
14,221,253	(3,468,112)	33,606	(527,639)
15,394,545	(3,519,278)	548,635	(545,457)

31,527,627	212,904,858	83,612,770	43,018,220
(18,848,742)	(11,686,838)	(8,025,055)	–
17,366	109,538	41,205	20,891
12,696,251	201,327,558	75,628,920	43,039,111

28,090,796	197,808,280	76,177,555	42,493,654

$197,808,280	$–	$–	$–
$225,899,076	$197,808,280	$76,177,555	$42,493,654

1,250,000	8,625,000	3,425,000	1,750,000
(725,000)	(475,000)	(325,000)	–
525,000	8,150,000	3,100,000	1,750,000

The accompanying notes are an integral part of these financial statements.

291

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator International Developed Power Buffer ETF – May
Period Ended April 30, 2024 (a)
Operations:
Net investment loss	$–
Net realized gain	–
Unrealized appreciation/(depreciation)	(342)
Net increase/(decrease) in net assets from operations	(342)

CAPITAL TRANSACTIONS:
Subscriptions	1,241,500
Redemptions	–
ETF transaction fees (See Note 5)	–
Net increase in net assets from capital transactions	1,241,500

NET INCREASE IN NET ASSETS	1,241,158

NET ASSETS:
Beginning of the period	$–
End of the period	$1,241,158

SHARES TRANSACTIONS
Subscriptions	50,000
Redemptions	–
Total increase in shares outstanding	50,000

(a)   Inception date of the Fund was March 28, 2024.

The accompanying notes are an integral part of these financial statements.

292

(This Page Intentionally Left Blank.)

293

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator Emerging Markets Power Buffer ETF – January
4/30/2024 (c)	$26.91	(0.12)	2.22	2.10	–	–
10/31/2023	$24.58	(0.24)	2.53	2.29	–	–
10/31/2022	$29.95	(0.25)	(5.13)	(5.38)	–	–
10/31/2021	$27.26	(0.27)	2.94	2.67	–	–
10/31/2020 (e)	$26.80	(0.19)	0.62	0.43	–	–

Innovator Emerging Markets Power Buffer ETF – April
4/30/2024 (c)	$23.63	(0.11)	1.48	1.37	–	–
10/31/2023	$21.51	(0.21)	2.32	2.11	–	–
10/31/2022	$24.75	(0.21)	(3.04)	(3.25)	–	–
10/31/2021 (f)	$24.96	(0.13)	(0.10)	(0.23)	–	–

Innovator Emerging Markets Power Buffer ETF – July
4/30/2024 (c)	$22.09	(0.10)	1.66	1.56	–	–
10/31/2023	$21.22	(0.20)	1.05	0.85	–	–
10/31/2022	$25.77	(0.21)	(4.36)	(4.57)	–	–
10/31/2021	$25.60	(0.23)	0.39	0.16	–	–
10/31/2020	$25.25	(0.22)	0.71	0.49	(0.17)	(0.17)
10/31/2019 (g)	$25.28	(0.07)	0.02	(0.05)	–	–

Innovator Emerging Markets Power Buffer ETF – October
4/30/2024 (c)	$21.99	(0.10)	2.15	2.05	–	–
10/31/2023	$20.50	(0.20)	1.68	1.48	–	–
10/31/2022	$25.23	(0.20)	(4.56)	(4.76)	–	–
10/31/2021 (h)	$24.99	(0.02)	0.26	0.24	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was December 31, 2019.

(f)     Inception date of the Fund was March 31, 2021.

(g)    Inception date of the Fund was June 28, 2019.

(h)    Inception date of the Fund was September 30, 2021.

(i)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

294

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

	$0.01	$29.02	7.83	% (d)	$147,276	0.89%	(0.88)%	0%
	$0.04	$26.91	9.50%		$264,407	0.89%	(0.87)%	0%
	$0.01	$24.58	(17.93)%		$55,915	0.89%	(0.89)%	0%
	$0.02	$29.95	9.87%		$106,320	0.89%	(0.89)%	0%
	$0.03	$27.26	1.71	% (d)	$27,940	0.89%	(0.89)%	0%

	$0.01	$25.01	5.82	% (d)	$80,647	0.89%	(0.88)%	0%
	$0.01	$23.63	9.84%		$58,485	0.89%	(0.88)%	0%
	$0.01	$21.51	(13.08)%		$30,656	0.89%	(0.89)%	0%
	$0.02	$24.75	(0.84	)% (d)	$34,031	0.89%	(0.89)%	0%

$	– (i)	$23.65	7.03	% (d)	$86,311	0.89%	(0.88)%	0%
	$0.02	$22.09	4.12%		$101,081	0.89%	(0.88)%	0%
	$0.02	$21.22	(17.66)%		$54,643	0.89%	(0.89)%	0%
	$0.01	$25.77	0.68%		$41,237	0.89%	(0.89)%	0%
	$0.03	$25.60	2.04%		$35,197	0.90%	(0.90)%	0%
	$0.02	$25.25	(0.11	)% (d)	$43,559	0.89%	(0.89)%	31%

$	– (j)	$24.04	9.35	% (d)	$35,465	0.89%	(0.88)%	0%
	$0.01	$21.99	7.24%		$42,875	0.89%	(0.88)%	0%
	$0.03	$20.50	(18.75)%		$25,628	0.89%	(0.89)%	0%
$	– (i)	$25.23	0.98	% (d)	$5,047	0.89%	(0.89)%	0%
The accompanying notes are an integral part of these financial statements.

295

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENTOPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator International Developed Power Buffer ETF – January
4/30/2024 (c)	$27.13	(0.13)	3.74	3.61
10/31/2023	$24.11	(0.24)	3.24	3.00
10/31/2022	$27.04	(0.22)	(2.72)	(2.94)
10/31/2021	$23.82	(0.22)	3.43	3.21
10/31/2020 (e)	$24.44	(0.17)	(0.47)	(0.64)

Innovator International Developed Power Buffer ETF – February
4/30/2024 (c)(f)	$24.99	(0.05)	0.49	0.44

Innovator International Developed Power Buffer ETF – March
4/30/2024 (c)(g)	$25.13	(0.03)	(0.04)	(0.07)

Innovator International Developed Power Buffer ETF – April
4/30/2024 (c)	$23.83	(0.11)	2.76	2.65
10/31/2023	$22.46	(0.21)	1.56	1.35
10/31/2022	$25.87	(0.20)	(3.25)	(3.45)
10/31/2021 (h)	$24.90	(0.13)	1.08	0.95

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was December 31, 2019.

(f)     Inception date of the Fund was January 31, 2024.

(g)    Inception date of the Fund was February 29, 2024.

(h)    Inception date of the Fund was March 31, 2021.

The accompanying notes are an integral part of these financial statements.

296

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$0.01	$30.75	13.33	% (d)	$202,159	0.85%	(0.84)%	0%
$0.02	$27.13	12.54%		$120,724	0.85%	(0.84)%	0%
$0.01	$24.11	(10.84)%		$65,688	0.85%	(0.85)%	0%
$0.01	$27.04	13.47%		$57,450	0.85%	(0.85)%	0%
$0.02	$23.82	(2.52	)% (d)	$52,415	0.85%	(0.85)%	0%

$0.01	$25.44	1.74	% (d)	$12,718	0.85%	(0.84)%	0%

$0.02	$25.08	(0.19	)% (d)	$13,795	0.85%	(0.85)%	0%

$0.01	$26.49	11.14	% (d)	$208,576	0.85%	(0.84)%	0%
$0.02	$23.83	6.10%		$222,226	0.85%	(0.84)%	0%
$0.04	$22.46	(13.17)%		$43,236	0.85%	(0.84)%	0%
$0.02	$25.87	3.88	% (d)	$20,047	0.85%	(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

297

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator International Developed Power Buffer ETF – July
4/30/2024 (c)	$25.05	(0.11)	2.48	2.37	–	–
10/31/2023	$22.08	(0.21)	3.16	2.95	–	–
10/31/2022	$24.68	(0.20)	(2.42)	(2.62)	–	–
10/31/2021	$22.73	(0.21)	2.15	1.94	–	–
10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	(0.23)	(0.23)
10/31/2019 (e)	$23.04	(0.06)	0.43	0.37	–	–

Innovator International Developed Power Buffer ETF – September
4/30/2024 (c)	$24.03	(0.11)	2.59	2.48	–	–
10/31/2023 (f)	$24.97	(0.03)	(0.93)	(0.96)	–	–

Innovator International Developed Power Buffer ETF – October
4/30/2024 (c)	$25.77	(0.12)	2.86	2.74	–	–
10/31/2023	$22.20	(0.21)	3.77	3.56	–	–
10/31/2022	$25.40	(0.20)	(3.05)	(3.25)	–	–
10/31/2021 (g)	$24.97	(0.02)	0.45	0.43	–	–

Innovator International Developed Power Buffer ETF – November
4/30/2024 (c)(i)	$24.94	(0.11)	2.80	2.69	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was June 28, 2019.

(f)     Inception date of the Fund was August 31, 2023.

(g)    Inception date of the Fund was September 30, 2021.

(h)    Amount represents less than $0.005 per share.

(i)     Inception date of the Fund was October 31, 2023.

The accompanying notes are an integral part of these financial statements.

298

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (h)	$27.42	9.47	% (d)	$148,088	0.85%	(0.84)%	0%
	$0.02	$25.05	13.47%		$196,023	0.85%	(0.84)%	0%
	$0.02	$22.08	(10.54)%		$188,757	0.85%	(0.85)%	0%
	$0.01	$24.68	8.58%		$56,141	0.85%	(0.85)%	0%
	$0.02	$22.73	(2.04)%		$69,883	0.86%	(0.86)%	0%
	$0.02	$23.43	1.70	% (d)	$63,851	0.85%	(0.85)%	99%

$	– (h)	$26.51	10.34	% (d)	$49,052	0.85%	(0.84)%	0%
	$0.02	$24.03	(3.76	)% (d)	$36,047	0.85%	(0.85)%	0%

$	– (h)	$28.51	10.62	% (d)	$110,459	0.85%	(0.84)%	0%
	$0.01	$25.77	16.07%		$105,653	0.85%	(0.84)%	0%
	$0.05	$22.20	(12.60)%		$94,355	0.85%	(0.85)%	0%
$	– (h)	$25.40	1.72	% (d)	$9,525	0.85%	(0.85)%	0%

	$0.01	$27.64	10.78	% (d)	$2,764	0.85%	(0.84)%	0%

The accompanying notes are an integral part of these financial statements.

299

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator International Developed Power Buffer ETF – December
4/30/2024 (c)(d)	$24.99	(0.09)	1.37	1.28

Innovator 20+ Year Treasury Bond 9 Buffer ETF – July
4/30/2024 (c)	$17.80	(0.08)	1.45	1.37
10/31/2023	$18.67	(0.15)	(0.73)	(0.88)
10/31/2022	$24.46	(0.17)	(5.67)	(5.84)
10/31/2021	$24.32	(0.17)	0.30	0.13
10/31/2020 (f)	$24.87	(0.04)	(0.52)	(0.56)

Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly
4/30/2024 (c)	$18.66	(0.08)	0.91	0.83
10/31/2023	$19.85	(0.16)	(1.08)	(1.24)
10/31/2022	$23.72	(0.17)	(3.74)	(3.91)
10/31/2021	$24.43	(0.19)	(0.56)	(0.75)
10/31/2020 (f)	$24.87	(0.04)	(0.52)	(0.56)

Innovator Growth-100 Power Buffer ETF – January
4/30/2024 (c)	$40.87	(0.16)	2.08	1.92
10/31/2023	$35.60	(0.30)	5.56	5.26
10/31/2022	$42.07	(0.30)	(6.19)	(6.49)
10/31/2021	$37.44	(0.31)	4.91	4.60
10/31/2020 (g)	$34.94	(0.24)	2.69	2.45

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Inception date of the Fund was November 30, 2023.

(e)    Not annualized for periods less than one year.

(f)     Inception date of the Fund was August 17, 2020.

(g)    Inception date of the Fund was December 31, 2019.

The accompanying notes are an integral part of these financial statements.

300

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$0.01	$26.28	5.16	% (e)	$13,796	0.85%	(0.84)%	0%

$0.01	$19.18	7.75	% (e)	$63,302	0.79%	(0.78)%	0%
$0.01	$17.80	(4.64)%		$77,440	0.79%	(0.78)%	0%
$0.05	$18.68	(23.67)%		$32,204	0.79%	(0.79)%	0%
$0.01	$24.46	0.55%		$4,892	0.79%	(0.72)%	0%
$0.01	$24.32	(2.19	)% (e)	$5,473	0.79%	(0.79)%	0%

$0.03	$19.52	4.64	% (e)	$60,031	0.79%	(0.79)%	0%
$0.05	$18.66	(6.01)%		$10,262	0.79%	(0.78)%	0%
$0.04	$19.85	(16.32)%		$20,347	0.79%	(0.79)%	0%
$0.04	$23.72	(2.87)%		$9,489	0.79%	(0.79)%	0%
$0.02	$24.43	(1.79	)% (e)	$3,053	0.80%	(0.80)%	0%

$0.02	$42.81	4.75	% (e)	$245,077	0.79%	(0.77)%	0%
$0.01	$40.87	14.79%		$77,649	0.79%	(0.78)%	0%
$0.02	$35.60	(15.37)%		$82,777	0.79%	(0.79)%	0%
$0.03	$42.07	12.36%		$87,297	0.79%	(0.79)%	0%
$0.05	$37.44	7.16	% (e)	$39,315	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

301

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator Growth-100 Power Buffer ETF – April
4/30/2024 (c)	$41.72	(0.17)	2.90	2.73	–	–
10/31/2023	$34.67	(0.31)	7.33	7.02	–	–
10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	–	–
10/31/2021	$34.93	(0.29)	3.71	3.42	–	–
10/31/2020 (e)	$31.27	(0.16)	3.77	3.61	–	–

Innovator Growth-100 Power Buffer ETF – July
4/30/2024 (c)	$50.27	(0.21)	7.00	6.79	–	–
10/31/2023	$43.06	(0.38)	7.54	7.16	–	–
10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	–	–
10/31/2021	$42.23	(0.36)	5.74	5.38	–	–
10/31/2020 (f)	$40.64	(0.11)	1.67	1.56	–	–

Innovator Growth-100 Power Buffer ETF – October
4/30/2024 (c)	$42.13	(0.18)	5.31	5.13	–	–
10/31/2023	$35.28	(0.30)	7.12	6.82	–	–
10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	–	–
10/31/2021	$33.53	(0.30)	6.82	6.52	–	–
10/31/2020	$31.70	(0.26)	2.39	2.13	(0.35)	(0.35)
10/31/2019 (g)	$31.01	(0.02)	0.70	0.68	–	–

Innovator U.S. Small Cap Power Buffer ETF – January
4/30/2024 (c)	$29.59	(0.13)	4.63	4.50	–	–
10/31/2023	$30.28	(0.24)	(0.47)	(0.71)	–	–
10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	–	–
10/31/2021	$26.18	(0.24)	5.78	5.54	–	–
10/31/2020 (h)	$26.70	(0.17)	(0.40)	(0.57)	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2020.

(f)     Inception date of the Fund was June 30, 2020.

(g)    Inception date of the Fund was September 30, 2019.

(h)    Inception date of the Fund was December 31, 2019.

(i)     Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

302

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

	$0.02	$44.47	6.60	% (d)	$194,560	0.79%	(0.77)%	0%
	$0.03	$41.72	20.33%		$132,446	0.79%	(0.78)%	0%
	$0.03	$34.67	(9.67)%		$52,866	0.79%	(0.79)%	0%
	$0.03	$38.38	9.87%		$41,254	0.79%	(0.79)%	0%
	$0.05	$34.93	11.69	% (d)	$15,717	0.79%	(0.79)%	0%

$	– (i)	$27.06	13.49	% (d)	$172,602	0.79%	(0.78)%	0%
	$0.05	$50.27	16.77%		$266,454	0.79%	(0.77)%	0%
	$0.04	$43.06	(9.64)%		$118,404	0.79%	(0.79)%	0%
	$0.04	$47.65	12.83%		$55,986	0.79%	(0.79)%	0%
	$0.03	$42.23	3.91	% (d)	$57,011	0.79%	(0.79)%	0%

$	– (i)	$47.26	12.18	% (d)	$163,034	0.79%	(0.78)%	0%
	$0.03	$42.13	19.41%		$148,284	0.79%	(0.78)%	0%
	$0.02	$35.28	(11.95)%		$80,965	0.79%	(0.79)%	0%
	$0.02	$40.07	19.51%		$77,928	0.79%	(0.79)%	0%
	$0.05	$33.53	6.92%		$40,566	0.81%	(0.81)%	0%
	$0.01	$31.70	2.21	% (d)	$26,149	0.79%	(0.79)%	0%

	$0.02	$34.11	15.27	% (d)	$397,389	0.79%	(0.78)%	0%
	$0.02	$29.59	(2.28)%		$140,565	0.79%	(0.78)%	0%
	$0.02	$30.28	(4.65)%		$79,491	0.79%	(0.79)%	0%
	$0.04	$31.76	21.31%		$84,958	0.79%	(0.79)%	0%
	$0.05	$26.18	(1.95	)% (d)	$165,588	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

303

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Small Cap Power Buffer ETF – April
4/30/2024 (c)	$25.76	(0.11)	4.25	4.14	–	–
10/31/2023	$25.52	(0.21)	0.44	0.23	–	–
10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	–	–
10/31/2021	$26.00	(0.22)	2.03	1.81	–	–
10/31/2020 (e)	$23.05	(0.12)	3.05	2.93	–	–

Innovator U.S. Small Cap Power Buffer ETF – July
4/30/2024 (c)	$24.12	(0.10)	2.87	2.77	–	–
10/31/2023	$24.48	(0.19)	(0.19)	(0.38)	–	–
10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	–	–
10/31/2021	$23.91	(0.21)	2.99	2.78	–	–
10/31/2020 (f)	$23.07	(0.06)	0.89	0.83	–	–

Innovator U.S. Small Cap Power Buffer ETF – October
4/30/2024 (c)	$24.66	(0.11)	3.15	3.04	–	–
10/31/2023	$25.37	(0.20)	(0.52)	(0.72)	–	–
10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	–	–
10/31/2021	$24.08	(0.21)	3.77	3.56	–	–
10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	(0.20)	(0.20)
10/31/2019 (g)	$24.38	(0.01)	0.33	0.32	–	–

Innovator U.S. Equity Accelerated ETF – January
4/30/2024 (c)	$22.84	(0.10)	3.04	2.94	–	–
10/31/2023	$19.87	(0.17)	3.13	2.96	–	–
10/31/2022 (h)	$24.71	(0.14)	(4.71)	(4.85)	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2020.

(f)     Inception date of the Fund was June 30, 2020.

(g)    Inception date of the Fund was September 30, 2019.

(h)    Inception date of the Fund was December 31, 2021.

(i)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

304

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

	$0.01	$29.91	16.14	% (d)	$170,505	0.79%	(0.78)%	0%
	$0.01	$25.76	0.93%		$152,606	0.79%	(0.78)%	0%
	$0.01	$25.52	(8.29)%		$84,855	0.79%	(0.79)%	0%
	$0.02	$27.83	7.04%		$84,876	0.79%	(0.79)%	0%
	$0.02	$26.00	12.79	% (d)	$33,147	0.79%	(0.79)%	0%

$	– (i)	$26.89	11.45	% (d)	$136,445	0.79%	(0.78)%	0%
	$0.02	$24.12	(1.45)%		$183,345	0.79%	(0.77)%	0%
	$0.01	$24.48	(8.30)%		$78,335	0.79%	(0.79)%	0%
	$0.01	$26.70	11.64%		$74,083	0.79%	(0.79)%	0%
	$0.01	$23.91	3.66	% (d)	$23,316	0.79%	(0.79)%	0%

$	– (i)	$27.70	12.32	% (d)	$85,188	0.79%	(0.78)%	0%
	$0.01	$24.66	(2.77)%		$65,979	0.79%	(0.78)%	0%
	$0.02	$25.37	(8.24)%		$72,937	0.79%	(0.79)%	0%
	$0.01	$27.65	14.79%		$36,632	0.79%	(0.79)%	0%
	$0.02	$24.08	(1.73)%		$48,170	0.79%	(0.79)%	0%
	$0.01	$24.71	1.35	% (d)	$27,179	0.79%	(0.74)%	0%

	$0.01	$25.79	12.90	% (d)	$9,026	0.79%	(0.77)%	0%
	$0.01	$22.84	14.97%		$5,139	0.79%	(0.78)%	0%
	$0.01	$19.87	(19.60	)% (d)	$3,974	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

305

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator U.S. Equity Accelerated ETF – April
4/30/2024 (c)	$27.79	(0.12)	2.84	2.72
10/31/2023	$25.04	(0.21)	2.95	2.74
10/31/2022	$28.38	(0.21)	(3.13)	(3.34)
10/31/2021 (f)	$25.37	(0.13)	3.13	3.00

Innovator U.S. Equity Accelerated ETF – July
4/30/2024 (c)	$26.54	(0.12)	5.17	5.05
10/31/2023	$23.15	(0.20)	3.57	3.37
10/31/2022	$27.23	(0.20)	(3.89)	(4.09)
10/31/2021 (g)	$25.69	(0.07)	1.61	1.54

Innovator U.S. Equity Accelerated ETF – October
4/30/2024 (c)	$24.68	(0.11)	3.85	3.74
10/31/2023	$20.96	(0.18)	3.90	3.72
10/31/2022	$25.28	(0.17)	(4.20)	(4.37)
10/31/2021 (h)	$24.05	(0.02)	1.25	1.23

Innovator U.S. Equity Accelerated Plus ETF – January
4/30/2024 (c)	$23.00	(0.10)	2.38	2.28
10/31/2023	$19.87	(0.17)	3.29	3.12
10/31/2022 (i)	$24.71	(0.14)	(4.72)	(4.86)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Amount represents less than $0.005 per share.

(f)     Inception date of the Fund was March 31, 2021.

(g)    Inception date of the Fund was June 30, 2021.

(h)    Inception date of the Fund was September 30, 2021.

(i)     Inception date of the Fund was December 31, 2021.

The accompanying notes are an integral part of these financial statements.

306

INNOVATOR ETFs TRUST

						SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share			Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (e)		$30.51	9.79	% (d)	$6,103	0.79%	(0.77)%	0%
	$0.01		$27.79	11.01%		$5,558	0.79%	(0.77)%	0%
	$–	(e)	$25.04	(11.78)%		$3,755	0.79%	(0.79)%	0%
	$0.01		$28.38	11.86	% (d)	$7,804	0.79%	(0.79)%	0%

	$0.01		$31.60	19.07	% (d)	$10,271	0.79%	(0.77)%	0%
	$0.02		$26.54	14.65%		$8,626	0.79%	(0.74)%	0%
	$0.01		$23.15	(14.97)%		$3,472	0.79%	(0.78)%	0%
	$–	(e)	$27.23	5.98	% (d)	$3,403	0.79%	(0.79)%	0%

	$0.01		$28.43	15.21	% (d)	$7,108	0.79%	(0.76)%	0%
	$–	(e)	$24.68	17.76%		$3,702	0.79%	(0.78)%	0%
	$0.05		$20.96	(17.10)%		$35,627	0.79%	(0.79)%	0%
	$–	(e)	$25.28	5.11	% (d)	$1,896	0.79%	(0.85)%	0%

	$0.01		$25.29	9.96	% (d)	$18,966	0.79%	(0.78)%	0%
	$0.01		$23.00	15.75%		$18,399	0.79%	(0.78)%	0%
	$0.02		$19.87	(19.59	)% (d)	$4,967	0.79%	(0.79)%	0%
The accompanying notes are an integral part of these financial statements.

307

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator U.S. Equity Accelerated Plus ETF – April
4/30/2024 (c)	$27.75	(0.12)	2.41	2.29
10/31/2023	$24.90	(0.21)	3.04	2.83
10/31/2022	$28.19	(0.22)	(3.10)	(3.32)
10/31/2021 (e)	$25.37	(0.13)	2.94	2.81

Innovator U.S. Equity Accelerated Plus ETF – July
4/30/2024 (c)	$26.19	(0.11)	4.77	4.66
10/31/2023	$23.10	(0.20)	3.28	3.08
10/31/2022	$27.11	(0.19)	(3.84)	(4.03)
10/31/2021 (f)	$25.68	(0.07)	1.49	1.42

Innovator U.S. Equity Accelerated Plus ETF – October
4/30/2024 (c)	$24.24	(0.10)	3.55	3.45
10/31/2023	$20.84	(0.18)	3.58	3.40
10/31/2022	$25.30	(0.18)	(4.31)	(4.49)
10/31/2021 (h)	$24.50	(0.02)	1.27	1.25

Innovator U.S. Equity Accelerated 9 Buffer ETF – January
4/30/2024 (c)	$24.69	(0.10)	2.13	2.03
10/31/2023	$22.00	(0.19)	2.87	2.68
10/31/2022 (i)	$24.70	(0.15)	(2.57)	(2.72)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2021.

(f)     Inception date of the Fund was June 30, 2021.

(g)    Amount represents less than $0.005 per share.

(h)    Inception date of the Fund was September 30, 2021.

(i)     Inception date of the Fund was December 31, 2021.

The accompanying notes are an integral part of these financial statements.

308

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (g)	$30.04	8.26	% (d)	$6,759	0.79%	(0.77)%	0%
	$0.02	$27.75	11.44%		$10,405	0.79%	(0.77)%	0%
	$0.03	$24.90	(11.67)%		$3,735	0.79%	(0.79)%	0%
	$0.01	$28.19	11.11	% (d)	$8,457	0.79%	(0.79)%	0%

$	– (g)	$30.85	17.81	% (d)	$9,255	0.79%	(0.78)%	0%
	$0.01	$26.19	13.38%		$15,712	0.79%	(0.78)%	0%
	$0.02	$23.10	(14.80)%		$12,703	0.79%	(0.79)%	0%
	$0.01	$27.11	5.56	% (d)	$9,488	0.79%	(0.79)%	0%

$	– (g)	$27.69	14.26	% (d)	$17,308	0.79%	(0.78)%	0%
$	– (g)	$24.24	16.31%		$12,724	0.79%	(0.78)%	0%
	$0.03	$20.84	(17.63)%		$15,108	0.79%	(0.79)%	0%
	$–	$25.30	5.20	% (d)	$2,530	0.79%	(0.83)%	0%

$	– (g)	$26.72	8.23	% (d)	$92,866	0.79%	(0.78)%	0%
	$0.01	$24.69	12.24%		$71,609	0.79%	(0.77)%	0%
	$0.02	$22.00	(10.93	)% (d)	$14,300	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

309

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator U.S. Equity Accelerated 9 Buffer ETF – April
4/30/2024 (c)	$28.67	(0.12)	2.05	1.93
10/31/2023	$25.30	(0.22)	3.57	3.35
10/31/2022	$27.90	(0.21)	(1.59)	(1.80)
10/31/2021 (e)	$25.37	(0.12)	1.83	1.71

Innovator U.S. Equity Accelerated 9 Buffer ETF – July
4/30/2024 (c)	$28.10	(0.12)	3.78	3.66
10/31/2023	$25.28	(0.22)	3.02	2.80
10/31/2022	$26.49	(0.20)	(1.04)	(1.24)
10/31/2021 (f)	$25.68	(0.07)	0.87	0.80

Innovator U.S. Equity Accelerated 9 Buffer ETF – October
4/30/2024 (c)	$25.93	(0.11)	2.91	2.80
10/31/2023	$22.82	(0.19)	3.29	3.10
10/31/2022	$24.77	(0.19)	(1.80)	(1.99)
10/31/2021 (g)	$24.04	(0.02)	0.74	0.72

Innovator Growth Accelerated Plus ETF – January
4/30/2024 (c)	$20.90	(0.08)	1.18	1.10
10/31/2023	$17.61	(0.15)	3.43	3.28
10/31/2022 (h)	$25.46	(0.13)	(7.74)	(7.87)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2021.

(f)     Inception date of the Fund was June 30, 2021.

(g)    Inception date of the Fund was September 30, 2021.

(h)    Inception date of the Fund was December 31, 2021.

(i)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

310

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)		Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (i)	$30.60	6.73	% (d)	6.73	% (d)	0.79%	(0.78)%	0%
	$0.02	$28.67	13.33%		13.33%		0.79%	(0.77)%	0%
	$0.01	$25.30	(6.61)%		(6.61)%		0.79%	(0.79)%	0%
	$0.01	$27.09	6.77	% (d)	6.77	% (d)	0.79%	(0.79)%	0%

$	– (i)	$31.76	13.01	% (d)	$74,628		0.79%	(0.78)%	0%
	$0.02	$28.10	11.14%		$78,681		0.79%	(0.78)%	0%
	$0.03	$25.28	(4.56)%		$32,237		0.79%	(0.79)%	0%
	$0.01	$26.49	3.16	% (d)	$10,597		0.79%	(0.79)%	0%

$	– (i)	$28.73	10.78	% (d)	$71,822		0.79%	(0.78)%	0%
	$0.01	$25.93	13.62%		$55,106		0.79%	(0.78)%	0%
	$0.04	$22.82	(7.85)%		$35,948		0.79%	(0.79)%	0%
	$0.01	$24.77	3.03	% (d)	$4,334		0.79%	(0.82)%	0%

$	– (i)	$22.00	5.27	% (d)	$28,050		0.79%	(0.78)%	0%
	$0.01	$20.90	18.70%		$28,213		0.79%	(0.78)%	0%
	$0.02	$17.61	(30.85	)% (d)	$4,401		0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

311

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator Growth Accelerated Plus ETF – April
4/30/2024 (c)	$29.81	(0.12)	1.87	1.75
10/31/2023	$23.41	(0.22)	6.60	6.38
10/31/2022	$29.53	(0.22)	(5.90)	(6.12)
10/31/2021 (f)	$25.53	(0.13)	4.11	3.98

Innovator Growth Accelerated Plus ETF – July
4/30/2024 (c)	$24.34	(0.11)	5.12	5.01
10/31/2023	$19.99	(0.18)	4.52	4.34
10/31/2022	$27.50	(0.18)	(7.35)	(7.53)
10/31/2021 (g)	$25.52	(0.07)	2.05	1.98

Innovator Growth Accelerated Plus ETF – October
4/30/2024 (c)	$22.79	(0.10)	3.89	3.79
10/31/2023	$18.52	(0.17)	4.43	4.26
10/31/2022	$25.70	(0.18)	(7.01)	(7.19)
10/31/2021 (h)	$24.32	(0.02)	1.40	1.38

Innovator U.S. Equity Accelerated ETF – Quarterly
4/30/2024 (c)	$27.09	(0.12)	3.03	2.91
10/31/2023	$22.88	(0.21)	4.39	4.18
10/31/2022	$28.25	(0.20)	(5.19)	(5.39)
10/31/2021 (f)	$25.37	(0.13)	3.00	2.87

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Amount represents less than $0.005 per share.

(f)     Inception date of the Fund was March 31, 2021.

(g)    Inception date of the Fund was June 30, 2021.

(h)    Inception date of the Fund was September 30, 2021.

The accompanying notes are an integral part of these financial statements.

312

INNOVATOR ETFs TRUST

						SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share			Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (e)		$31.56	5.90	% (d)	$7,891	0.79%	(0.78)%	0%
	$0.02		$29.81	27.32%		$18,628	0.79%	(0.76)%	0%
	$–	(e)	$23.41	(20.72)%		$7,023	0.79%	(0.79)%	0%
	$0.02		$29.53	15.66	% (d)	$18,454	0.79%	(0.79)%	0%

$	– (e)		$29.35	20.58	% (d)	$12,472	0.79%	(0.78)%	0%
	$0.01		$24.34	21.75%		$17,646	0.79%	(0.78)%	0%
	$0.02		$19.99	(27.30)%		$17,992	0.79%	(0.79)%	0%
	$–	(e)	$27.50	7.75	% (d)	$8,250	0.79%	(0.79)%	0%

$	– (e)		$26.58	16.65	% (d)	$11,962	0.79%	(0.78)%	0%
	$0.01		$22.79	23.04%		$11,394	0.79%	(0.78)%	0%
	$0.01		$18.52	(27.95)%		$6,019	0.79%	(0.79)%	0%
	$–	(e)	$25.70	5.69	% (d)	$2,570	0.79%	(0.82)%	0%

$	– (e)		$30.00	10.75	% (d)	$47,254	0.79%	(0.78)%	0%
	$0.03		$27.09	18.40%		$76,528	0.79%	(0.77)%	0%
	$0.02		$22.88	(19.02)%		$11,440	0.79%	(0.79)%	0%
	$0.01		$28.25	11.37	% (d)	$13,421	0.79%	(0.79)%	0%
The accompanying notes are an integral part of these financial statements.

313

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator Growth Accelerated ETF – Quarterly
4/30/2024 (c)	$23.89	(0.10)	3.51	3.41
10/31/2023	$21.26	(0.18)	2.79	2.61
10/31/2022	$29.88	(0.20)	(8.43)	(8.63)
10/31/2021 (e)	$25.53	(0.13)	4.47	4.34

Innovator Defined Wealth Shield ETF
4/30/2024 (c)	$27.78	(0.10)	1.37	1.27
10/31/2023	$26.17	(0.19)	1.79	1.60
10/31/2022	$25.86	(0.18)	0.46	0.28
10/31/2021 (f)	$25.69	(0.06)	0.20	0.14

Innovator Equity Defined Protection ETF – 2 Yr to July 2025
4/30/2024 (c)	$24.27	(0.10)	1.87	1.77
10/31/2023 (g)	$24.86	(0.05)	(0.56)	(0.61)

Innovator Equity Defined Protection ETF – 2 Yr to January 2026
4/30/2024 (c)(h)	$24.33	(0.06)	0.29	0.23

Innovator Equity Defined Protection ETF – 2 Yr to April 2026
4/30/2024 (c)(d)	$24.72	(0.02)	(0.43)	(0.44)

Innovator International Developed Power Buffer ETF – May
4/30/2024 (c)(i)	$24.83	–	(0.01)	(0.01)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2021.

(f)     Inception date of the Fund was June 30, 2021.

(g)    Inception date of the Fund was July 17, 2023.

(h)    Inception date of the Fund was December 29, 2023.

(i)     Inception date of the Fund was April 30, 2024.

(j)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

314

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/ (loss) (b)	Portfolio turnover rate

$	– (j)	$27.30	14.30	% (d)	$29,352	0.79%	(0.78)%	0%
	$0.02	$23.89	12.39%		$32,847	0.79%	(0.78)%	0%
	$0.01	$21.26	(28.85)%		$18,067	0.79%	(0.79)%	0%
	$0.01	$29.88	17.02	% (d)	$15,685	0.79%	(0.79)%	0%

	$0.01	$29.06	4.60	% (d)	$632,081	0.69%	(0.68)%	0%
	$0.01	$27.78	6.17%		$490,391	0.69%	(0.69)%	0%
	$0.03	$26.17	1.21%		$256,462	0.69%	(0.69)%	0%
	$0.03	$25.86	0.65	% (d)	$29,088	0.69%	(0.69)%	0%

$	– (j)	$26.04	7.29	% (d)	$225,899	0.79%	(0.77)%	2%
	$0.02	$24.27	(2.37	)% (d)	$197,808	0.79%	(0.79)%	7%

	$0.01	$24.57	1.00	% (d)	$76,178	0.79%	(0.77)%	8%

	$0.01	$24.28	(1.77	)% (e)	$42,494	0.79%	(0.77)%	8%

	$–	$24.82	–%		$1,241	–%	–%	–%

The accompanying notes are an integral part of these financial statements.

315

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.    ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which forty-six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator International Developed Power Buffer ETF – January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Growth-100 Power Buffer ETF – January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF – January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Equity Accelerated ETF – January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF – January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF – Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF – Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF – 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index

316

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq – 100 Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF – January	JAND	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – January	JANQ	December 29, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – April	APRQ	March 31, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – July	JULD	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – October	OCTD	September 29, 2023	S&P 500® Index

317

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator Premium Income 20 Barrier ETF – October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF – January	HJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – April	HAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF – Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

318

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2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in

319

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Notes to Financial Statements (Unaudited) (Continued)

foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

320

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Notes to Financial Statements (Unaudited) (Continued)

• Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2024:

Innovator Emerging Markets Power Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$150,302,379	$–	$150,302,379
Total Assets	$–	$150,302,379	$–	$150,302,379

Liabilities:
Options Written	$–	$(3,183,259)	$–	$(3,183,259)
Total Liabilities	$–	$(3,183,259)	$–	$(3,183,259)

Refer to the Schedule of Investments for industry classifications.

321

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Emerging Markets Power Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$83,422,900	$–	$83,422,900
Total Assets	$–	$83,422,900	$–	$83,422,900

Liabilities:
Options Written	$–	$(2,867,040)	$–	$(2,867,040)
Total Liabilities	$–	$(2,867,040)	$–	$(2,867,040)

Refer to the Schedule of Investments for industry classifications.

Innovator Emerging Markets Power Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$86,603,783	$–	$86,603,783
Total Assets	$–	$86,603,783	$–	$86,603,783

Liabilities:
Options Written	$–	$(364,355)	$–	$(364,355)
Total Liabilities	$–	$(364,355)	$–	$(364,355)

Refer to the Schedule of Investments for industry classifications.

Innovator Emerging Markets Power Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$35,792,165	$–	$35,792,165
Total Assets	$–	$35,792,165	$–	$35,792,165

Liabilities:
Options Written	$–	$(363,651)	$–	$(363,651)
Total Liabilities	$–	$(363,651)	$–	$(363,651)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$205,324,875	$–	$205,324,875
Total Assets	$–	$205,324,875	$–	$205,324,875

Liabilities:
Options Written	$–	$(3,511,934)	$–	$(3,511,934)
Total Liabilities	$–	$(3,511,934)	$–	$(3,511,934)

Refer to the Schedule of Investments for industry classifications.
322

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator International Developed Power Buffer ETF – February

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$12,942,588	$–	$12,942,588
Total Assets	$–	$12,942,588	$–	$12,942,588

Liabilities:
Options Written	$–	$(239,509)	$–	$(239,509)
Total Liabilities	$–	$(239,509)	$–	$(239,509)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – March

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$14,032,625	$–	$14,032,625
Total Assets	$–	$14,032,625	$–	$14,032,625

Liabilities:
Options Written	$–	$(265,940)	$–	$(265,940)
Total Liabilities	$–	$(265,940)	$–	$(265,940)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$212,858,408	$–	$212,858,408
Total Assets	$–	$212,858,408	$–	$212,858,408

Liabilities:
Options Written	$–	$(4,632,482)	$–	$(4,632,482)
Total Liabilities	$–	$(4,632,482)	$–	$(4,632,482)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – May

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$1,264,572	$–	$1,264,572
Total Assets	$–	$1,264,572	$–	$1,264,572

Liabilities:
Options Written	$–	$(25,920)	$–	$(25,920)
Total Liabilities	$–	$(25,920)	$–	$(25,920)

Refer to the Schedule of Investments for industry classifications.

323

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Notes to Financial Statements (Unaudited) (Continued)

Innovator International Developed Power Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$148,268,306	$–	$148,268,306
Total Assets	$–	$148,268,306	$–	$148,268,306

Liabilities:
Options Written	$–	$(369,632)	$–	$(369,632)
Total Liabilities	$–	$(369,632)	$–	$(369,632)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – September

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$49,212,829	$–	$49,212,829
Total Assets	$–	$49,212,829	$–	$49,212,829

Liabilities:
Options Written	$–	$(281,166)	$–	$(281,166)
Total Liabilities	$–	$(281,166)	$–	$(281,166)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$112,207,833	$–	$112,207,833
Total Assets	$–	$112,207,833	$–	$112,207,833

Liabilities:
Options Written	$–	$(1,892,408)	$–	$(1,892,408)
Total Liabilities	$–	$(1,892,408)	$–	$(1,892,408)

Refer to the Schedule of Investments for industry classifications.

Innovator International Developed Power Buffer ETF – November

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$2,844,184	$–	$2,844,184
Total Assets	$–	$2,844,184	$–	$2,844,184

Liabilities:
Options Written	$–	$(80,224)	$–	$(80,224)
Total Liabilities	$–	$(80,224)	$–	$(80,224)

Refer to the Schedule of Investments for industry classifications.

324

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Notes to Financial Statements (Unaudited) (Continued)

Innovator International Developed Power Buffer ETF – December

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$13,965,375	$–	$13,965,375
Total Assets	$–	$13,965,375	$–	$13,965,375

Liabilities:
Options Written	$–	$(188,157)	$–	$(188,157)
Total Liabilities	$–	$(188,157)	$–	$(188,157)

Refer to the Schedule of Investments for industry classifications.

Innovator 20+ Year Treasury Bond 9 Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$67,019,517	$–	$67,019,517
Total Assets	$–	$67,019,517	$–	$67,019,517

Liabilities:
Options Written	$–	$(3,832,718)	$–	$(3,832,718)
Total Liabilities	$–	$(3,832,718)	$–	$(3,832,718)

Refer to the Schedule of Investments for industry classifications.

Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$60,047,838	$–	$60,047,838
Total Assets	$–	$60,047,838	$–	$60,047,838

Liabilities:
Options Written	$–	$(30,923)	$–	$(30,923)
Total Liabilities	$–	$(30,923)	$–	$(30,923)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth-100 Power Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$254,607,611	$–	$254,607,611
Total Assets	$–	$254,607,611	$–	$254,607,611

Liabilities:
Options Written	$–	$(10,169,564)	$–	$(10,169,564)
Total Liabilities	$–	$(10,169,564)	$–	$(10,169,564)

Refer to the Schedule of Investments for industry classifications.

325

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Notes to Financial Statements (Unaudited) (Continued)

Innovator Growth-100 Power Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$202,832,740	$–	$202,832,740
Total Assets	$–	$202,832,740	$–	$202,832,740

Liabilities:
Options Written	$–	$(8,785,480)	$–	$(8,785,480)
Total Liabilities	$–	$(8,785,480)	$–	$(8,785,480)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth-100 Power Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$176,899,522	$–	$176,899,522
Total Assets	$–	$176,899,522	$–	$176,899,522

Liabilities:
Options Written	$–	$(4,684,968)	$–	$(4,684,968)
Total Liabilities	$–	$(4,684,968)	$–	$(4,684,968)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth-100 Power Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$173,890,332	$–	$173,890,332
Total Assets	$–	$173,890,332	$–	$173,890,332

Liabilities:
Options Written	$–	$(11,199,403)	$–	$(11,199,403)
Total Liabilities	$–	$(11,199,403)	$–	$(11,199,403)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Small Cap Power Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$408,610,508	$–	$408,610,508
Total Assets	$–	$408,610,508	$–	$408,610,508

Liabilities:
Options Written	$–	$(12,147,233)	$–	$(12,147,233)
Total Liabilities	$–	$(12,147,233)	$–	$(12,147,233)

Refer to the Schedule of Investments for industry classifications.

326

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Small Cap Power Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$177,790,704	$–	$177,790,704
Total Assets	$–	$177,790,704	$–	$177,790,704

Liabilities:
Options Written	$–	$(7,694,988)	$–	$(7,694,988)
Total Liabilities	$–	$(7,694,988)	$–	$(7,694,988)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Small Cap Power Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$136,698,015	$–	$136,698,015
Total Assets	$–	$136,698,015	$–	$136,698,015

Liabilities:
Options Written	$–	$(534,843)	$–	$(534,843)
Total Liabilities	$–	$(534,843)	$–	$(534,843)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Small Cap Power Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$87,696,167	$–	$87,696,167
Total Assets	$–	$87,696,167	$–	$87,696,167

Liabilities:
Options Written	$–	$(2,665,933)	$–	$(2,665,933)
Total Liabilities	$–	$(2,665,933)	$–	$(2,665,933)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$9,864,275	$–	$9,864,275
Total Assets	$–	$9,864,275	$–	$9,864,275

Liabilities:
Options Written	$–	$(879,783)	$–	$(879,783)
Total Liabilities	$–	$(879,783)	$–	$(879,783)

Refer to the Schedule of Investments for industry classifications.
327

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Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Accelerated ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$6,294,915	$–	$6,294,915
Total Assets	$–	$6,294,915	$–	$6,294,915

Liabilities:
Options Written	$–	$(231,591)	$–	$(231,591)
Total Liabilities	$–	$(231,591)	$–	$(231,591)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$11,449,336	$–	$11,449,336
Total Assets	$–	$11,449,336	$–	$11,449,336

Liabilities:
Options Written	$–	$(1,201,341)	$–	$(1,201,341)
Total Liabilities	$–	$(1,201,341)	$–	$(1,201,341)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$8,522,169	$–	$8,522,169
Total Assets	$–	$8,522,169	$–	$8,522,169

Liabilities:
Options Written	$–	$(1,440,038)	$–	$(1,440,038)
Total Liabilities	$–	$(1,440,038)	$–	$(1,440,038)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated Plus ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$22,844,801	$–	$22,844,801
Total Assets	$–	$22,844,801	$–	$22,844,801

Liabilities:
Options Written	$–	$(3,907,750)	$–	$(3,907,750)
Total Liabilities	$–	$(3,907,750)	$–	$(3,907,750)

Refer to the Schedule of Investments for industry classifications.

328

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Accelerated Plus ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$7,353,041	$–	$7,353,041
Total Assets	$–	$7,353,041	$–	$7,353,041

Liabilities:
Options Written	$–	$(618,059)	$–	$(618,059)
Total Liabilities	$–	$(618,059)	$–	$(618,059)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated Plus ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$11,550,606	$–	$11,550,606
Total Assets	$–	$11,550,606	$–	$11,550,606

Liabilities:
Options Written	$–	$(2,307,615)	$–	$(2,307,615)
Total Liabilities	$–	$(2,307,615)	$–	$(2,307,615)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated Plus ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$23,987,778	$–	$23,987,778
Total Assets	$–	$23,987,778	$–	$23,987,778

Liabilities:
Options Written	$–	$(6,720,968)	$–	$(6,720,968)
Total Liabilities	$–	$(6,720,968)	$–	$(6,720,968)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated 9 Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$105,351,517	$–	$105,351,517
Total Assets	$–	$105,351,517	$–	$105,351,517

Liabilities:
Options Written	$–	$(12,680,222)	$–	$(12,680,222)
Total Liabilities	$–	$(12,680,222)	$–	$(12,680,222)

Refer to the Schedule of Investments for industry classifications.

329

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Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Accelerated 9 Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$88,323,918	$–	$88,323,918
Total Assets	$–	$88,323,918	$–	$88,323,918

Liabilities:
Options Written	$–	$(6,656,010)	$–	$(6,656,010)
Total Liabilities	$–	$(6,656,010)	$–	$(6,656,010)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated 9 Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$85,743,773	$–	$85,743,773
Total Assets	$–	$85,743,773	$–	$85,743,773

Liabilities:
Options Written	$–	$(11,232,333)	$–	$(11,232,333)
Total Liabilities	$–	$(11,232,333)	$–	$(11,232,333)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated 9 Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$89,565,509	$–	$89,565,509
Total Assets	$–	$89,565,509	$–	$89,565,509

Liabilities:
Options Written	$–	$(17,868,778)	$–	$(17,868,778)
Total Liabilities	$–	$(17,868,778)	$–	$(17,868,778)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth Accelerated Plus ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$33,652,780	$–	$33,652,780
Total Assets	$–	$33,652,780	$–	$33,652,780

Liabilities:
Options Written	$–	$(5,665,229)	$–	$(5,665,229)
Total Liabilities	$–	$(5,665,229)	$–	$(5,665,229)

Refer to the Schedule of Investments for industry classifications.

330

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Notes to Financial Statements (Unaudited) (Continued)

Innovator Growth Accelerated Plus ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$8,913,309	$–	$8,913,309
Total Assets	$–	$8,913,309	$–	$8,913,309

Liabilities:
Options Written	$–	$(1,044,349)	$–	$(1,044,349)
Total Liabilities	$–	$(1,044,349)	$–	$(1,044,349)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth Accelerated Plus ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$15,568,745	$–	$15,568,745
Total Assets	$–	$15,568,745	$–	$15,568,745

Liabilities:
Options Written	$–	$(3,107,129)	$–	$(3,107,129)
Total Liabilities	$–	$(3,107,129)	$–	$(3,107,129)

Refer to the Schedule of Investments for industry classifications.

Innovator Growth Accelerated Plus ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$16,703,528	$–	$16,703,528
Total Assets	$–	$16,703,528	$–	$16,703,528

Liabilities:
Options Written	$–	$(4,768,928)	$–	$(4,768,928)
Total Liabilities	$–	$(4,768,928)	$–	$(4,768,928)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Accelerated ETF – Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$47,363,119	$–	$47,363,119
Total Assets	$–	$47,363,119	$–	$47,363,119

Liabilities:
Options Written	$–	$(144,484)	$–	$(144,484)
Total Liabilities	$–	$(144,484)	$–	$(144,484)

Refer to the Schedule of Investments for industry classifications.

331

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Notes to Financial Statements (Unaudited) (Continued)

Innovator Growth Accelerated ETF – Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$29,535,315	$–	$29,535,315
Total Assets	$–	$29,535,315	$–	$29,535,315

Liabilities:
Options Written	$–	$(216,443)	$–	$(216,443)
Total Liabilities	$–	$(216,443)	$–	$(216,443)

Refer to the Schedule of Investments for industry classifications.

Innovator Defined Wealth Shield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$633,395,173	$–	$633,395,173
Total Assets	$–	$633,395,173	$–	$633,395,173

Liabilities:
Options Written	$–	$(1,828,793)	$–	$(1,828,793)
Total Liabilities	$–	$(1,828,793)	$–	$(1,828,793)

Refer to the Schedule of Investments for industry classifications.

Innovator Equity Defined Protection ETF – 2 Yr to July 2025

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$241,259,988	$–	$241,259,988
Total Assets	$–	$241,259,988	$–	$241,259,988

Liabilities:
Options Written	$–	$(16,284,844)	$–	$(16,284,844)
Total Liabilities	$–	$(16,284,844)	$–	$(16,284,844)

Refer to the Schedule of Investments for industry classifications.

Innovator Equity Defined Protection ETF – 2 Yr to January 2026

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$81,470,735	$–	$81,470,735
Total Assets	$–	$81,470,735	$–	$81,470,735

Liabilities:
Options Written	$–	$(5,548,614)	$–	$(5,548,614)
Total Liabilities	$–	$(5,548,614)	$–	$(5,548,614)

Refer to the Schedule of Investments for industry classifications.
332

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Notes to Financial Statements (Unaudited) (Continued)

Innovator Equity Defined Protection ETF – 2 Yr to April 2026

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$43,619,763	$–	$43,619,763
Total Assets	$–	$43,619,763	$–	$43,619,763

Liabilities:
Options Written	$–	$(1,256,279)	$–	$(1,256,279)
Total Liabilities	$–	$(1,256,279)	$–	$(1,256,279)

Refer to the Schedule of Investments for industry classifications.

There were no Level 3 investments for the Funds during the period ended April 30, 2024.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated

333

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Notes to Financial Statements (Unaudited) (Continued)

expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

334

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2024 are as follows:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
EJAN	$150,302,379	$3,183,259
EAPR	83,422,900	2,867,040
EJUL	86,603,783	364,355
EOCT	35,792,165	363,651
IJAN	205,324,875	3,511,934
IFEB	12,942,588	239,509
IMAR	14,032,625	265,940
IAPR	212,858,408	4,632,482
IMAY	1,264,572	25,920
IJUL	148,268,306	369,632
ISEP	49,212,829	281,166
IOCT	112,207,833	1,892,408
INOV	2,844,184	80,224
IDEC	13,965,375	188,157
NJAN	254,607,611	10,169,564
NAPR	202,832,740	8,785,480
NJUL	176,899,522	4,684,968
NOCT	173,890,332	11,199,403
KJAN	408,610,508	12,147,233
KAPR	177,790,704	7,694,988
KJUL	136,698,015	534,843
KOCT	87,696,167	2,665,933
XDJA	9,864,275	879,783
XDAP	6,294,915	231,591
XDJL	11,449,336	1,201,341
XDOC	8,522,169	1,440,038
XTJA	22,844,801	3,907,750
XTAP	7,353,041	618,059
XTJL	11,550,606	2,307,615
XTOC	23,987,778	6,720,968
XBJA	105,351,517	12,680,222
XBAP	88,323,918	6,656,010
XBJL	85,743,773	11,232,333
XBOC	89,565,509	17,868,778
QTJA	33,652,780	5,665,229
QTAP	8,913,309	1,044,349
QTJL	15,568,745	3,107,129
QTOC	16,703,528	4,768,928
XDSQ	47,363,119	144,484
XDQQ	29,535,315	216,443
BALT	633,395,173	1,828,793
TJUL	241,259,988	16,284,844
AJAN	81,470,735	5,548,614
AAPR	43,619,763	1,256,279

335

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
TBJL	$67,019,517	$3,832,718
TFJL	60,047,838	30,923

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
EJAN	$3,980,740	$2,763,732	$1,646,263	$4,805,393
EAPR	(2,493,558)	2,300,175	870,143	1,862,562
EJUL	(79,261)	377,311	2,839	1,055,019
EOCT	67,659	423,990	40,731	283,557
IJAN	6,625,436	1,460,590	3,521,529	416,785
IFEB	–	28,746	–	11,613
IMAR	–	164,354	–	43,746
IAPR	4,712,837	11,221,888	2,200,734	5,202,010
IMAY	–	–	–	–
IJUL	(17,994)	3,720,548	11,005	1,619,693
ISEP	(5,490)	720,331	(410)	106,155
IOCT	38,484	1,217,811	(42,767)	59,993
INOV	119	91,593	(59)	24,921
IDEC	348	53,649	(324)	7,497
NJAN	29,014,183	2,362,800	(15,947,148)	192,720
NAPR	(5,330,626)	41,837,077	(16,833,844)	1,603,149
NJUL	967,893	9,299,098	(150,378)	595,637
NOCT	79,245	1,153,594	(555,730)	87,434
KJAN	12,084,358	2,763,020	7,442,429	2,056,353
KAPR	6,164,906	9,471,492	3,405,001	4,023,649
KJUL	(151,857)	3,927,531	(32,981)	2,470,198
KOCT	(26,359)	751,994	(86,091)	23,630
XDJA	1,267,849	–	(663,888)	–
XDAP	707,739	1,704,896	(1,226,497)	(280,120)
XDJL	15,171	727,419	(28,184)	(170,889)
XDOC	–	–	–	–
XTJA	2,923,583	3,106,117	(3,274,464)	16,816
XTAP	2,816,738	2,019,984	(2,537,540)	(869,748)
XTJL	19,355	1,663,015	(26,584)	(773,505)
XTOC	69,218	1,260,618	(54,631)	(907,340)
XBJA	4,504,806	12,730,545	(9,152,872)	951,596
XBAP	16,873,981	9,928,715	(18,120,837)	2,549
XBJL	22,658	2,257,377	(52,186)	(512,928)
XBOC	26,260	1,459,109	(57,537)	(428,950)

336

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Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
QTJA	$13,200,507	$9,702,518	$(19,813,662)	$(2,677,445)
QTAP	4,633,137	6,726,733	(5,997,409)	(2,507,299)
QTJL	85,565	1,925,268	(82,087)	(505,602)
QTOC	18,376	1,375,123	(34,995)	(616,891)
XDSQ	16,908,165	5,624,857	(14,111,846)	(281,302)
XDQQ	10,732,255	1,370,755	(6,109,328)	(658,939)
BALT	67,369,037	31,957,489	(68,537,806)	(407,297)
TJUL	(124,784)	2,697,503	(118,558)	(405,365)
AJAN	(3,936)	659,590	(6,753)	30,318
AAPR	–	–	–	–
	Interest Rate Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
TBJL	$(2,162,805)	$155,805	$(579,954)	$85,157
TFJL	400,044	15,020	91,749	1,339
	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
EJAN	$5,636,224	$(1,110,855)
EAPR	2,471,063	(1,174,081)
EJUL	4,390,262	1,525,763
EOCT	2,378,974	797,883
IJAN	7,964,892	(1,680,720)
IFEB	52,652	73,962
IMAR	(270,728)	18,528
IAPR	7,064,379	(4,302,327)
IMAY	(342)	–
IJUL	10,906,842	2,954,367
ISEP	2,819,265	733,348
IOCT	9,680,600	1,086,309
INOV	133,317	(17,189)
IDEC	400,775	116,053
NJAN	(10,981,310)	5,063,757
NAPR	(11,792,418)	(1,654,714)
NJUL	24,343,878	(1,599,521)
NOCT	21,000,348	(3,114,041)

337

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Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
KJAN	$847,610	$(369,833)
KAPR	3,499,069	(3,659,430)
KJUL	12,627,109	3,234,243
KOCT	8,292,451	602,304
XDJA	448,808	(350,315)
XDAP	(341,315)	1,899
XDJL	1,370,065	(430,683)
XDOC	1,351,272	(686,874)
XTJA	1,170,872	(2,343,688)
XTAP	245,235	(680,589)
XTJL	4,567,178	(2,874,611)
XTOC	6,736,180	(4,693,282)
XBJA	6,662,137	(8,695,536)
XBAP	(784,170)	(2,543,706)
XBJL	17,039,024	(8,413,733)
XBOC	16,979,696	(10,901,703)
QTJA	(8,658,511)	9,466,995
QTAP	(1,629,548)	136,828
QTJL	4,731,410	(2,931,352)
QTOC	4,001,552	(2,791,376)
XDSQ	(47,449)	(501,099)
XDQQ	(779,992)	96,625
BALT	(3,853,927)	1,367,088
TJUL	26,587,715	(12,366,462)
AAPR	(1,018,486)	490,847
AJAN	1,693,277	(1,659,671)
	Interest Rate Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
TBJL	$3,606,545	$5,358,328
TFJL	(857,498)	(34,670)

338

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2024, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
EJAN	$222,586,011	$(5,824,292)
EAPR	70,528,790	(1,151,226)
EJUL	99,552,210	(1,096,256)
EOCT	42,263,371	(903,287)
IJAN	183,964,449	(3,926,947)
IFEB	9,952,904	(214,708)
IMAR	12,953,160	(261,614)
IAPR	236,321,195	(2,019,816)
IMAY	1,264,572	(25,920)
IJUL	184,122,538	(1,324,467)
ISEP	47,962,694	(545,414)
IOCT	118,381,894	(2,978,576)
INOV	2,946,062	(107,062)
IDEC	12,223,451	(250,212)
TBJL	86,170,970	(2,899,817)
TFJL	20,520,108	(27,499)
NJAN	209,927,653	(12,897,648)
NAPR	143,168,266	(11,875,957)
NJUL	234,522,375	(10,037,877)
NOCT	177,315,652	(13,811,459)
KJAN	331,032,162	(12,435,333)
KAPR	149,040,260	(3,661,503)
KJUL	171,831,027	(3,657,160)
KOCT	91,520,760	(4,760,379)
XDJA	7,347,081	(721,326)
XDAP	6,767,370	(745,914)
XDJL	8,751,606	(883,073)
XDOC	6,847,069	(1,175,726)
XTJA	20,084,768	(3,817,378)
XTAP	10,837,312	(2,266,830)
XTJL	15,861,191	(2,973,036)
XTOC	26,128,375	(7,112,547)
XBJA	103,481,998	(13,965,546)
XBAP	89,059,716	(13,006,873)
XBJL	93,175,580	(12,314,844)
XBOC	89,735,327	(17,735,906)
QTJA	35,008,728	(9,191,122)
QTAP	19,752,547	(6,309,821)
QTJL	18,740,107	(4,128,934)
QTOC	17,725,112	(5,319,976)
XDSQ	63,439,574	(2,644,279)
XDQQ	33,850,227	(1,688,323)
BALT	630,024,104	(14,884,996)
TJUL	244,826,248	(15,467,486)
AAPR	22,454,774	(656,783)
AJAN	62,023,447	(4,460,065)

339

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Funds did not have a liability for any unrecognized tax

340

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Notes to Financial Statements (Unaudited) (Continued)

benefits. As of April 30, 2024, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2023, the Funds made the following permanent book-to-tax reclassifications due to net operating losses and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
EJAN	$(6,712,336)	$6,712,336
EAPR	(2,371,901)	2,371,901
EJUL	(2,420,216)	2,420,216
EOCT	(1,915,341)	1,915,341
IJAN	(12,166,720)	12,166,720
IAPR	(8,490,754)	8,490,754
IJUL	(15,388,218)	15,388,218
ISEP	–	–
IOCT	(26,317,647)	26,317,647
INOV	–	–
TBJL	(4,242,315)	4,242,315
TFJL	(603,279)	603,279
BALT	(11,772,300)	11,772,300
DSJA	33,291	(33,291)
TSJA	23,433	(23,433)
DBJA	(111,796)	111,796
NJAN	(15,056,779)	15,056,779
NAPR	(6,213,786)	6,213,786
NJUL	(16,067,020)	16,067,020
NOCT	(10,316,699)	10,316,699
KJAN	(11,435,063)	11,435,063
KAPR	(4,440,683)	4,440,683
KJUL	(1,369,412)	1,369,412
KOCT	(4,166,876)	4,166,876
XDJA	(1,451,488)	1,451,488
XDAP	(213,711)	213,711
XDJL	(14,960)	14,960
XDOC	(7,452,199)	7,452,199
XTJA	(478,862)	478,862
XTAP	276,096	(276,096)
XTJL	(263,446)	263,446
XTOC	(3,156,775)	3,156,775
XBJA	(2,807,205)	2,807,205
XBAP	(1,836,364)	1,836,364
XBJL	(944,637)	944,637
341

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Notes to Financial Statements (Unaudited) (Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
XBOC	$(6,652,424)	$6,652,424
QTJA	(5,830,526)	5,830,526
QTAP	438,133	(438,133)
QTJL	(1,477,560)	1,477,560
QTOC	(3,711,064)	3,711,064
XDSQ	(101,872)	101,872
XDQQ	(264,631)	264,631
TJUL	(253,104)	253,104

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.    INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IFEB, IMAR, IAPR, IMAY, IJUL, ISEP, IOCT, INOV, and IDEC each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, EJUL and EOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the

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Notes to Financial Statements (Unaudited) (Continued)

annual rate of 0.89%, BALT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, TJUL, AJAN, and AAPR had $31,813,519, $87,913,119, and $44,638,249 of long-term purchases of investment securities, respectively. Additionally, TJUL, AJAN, and AAPR had $3,369,773, $4,079,927, and $1,747,126 of long-term proceeds of investment securities, respectively. All other Funds had no purchases or proceeds from long-term sales of investment securities.

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Notes to Financial Statements (Unaudited) (Continued)

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
EJAN	$–	$312,910,323
EAPR	–	43,512,710
EJUL	–	37,679,617
EOCT	–	11,361,515
IJAN	–	24,923,049
IFEB	–	664,017
IMAR	–	11,256,046
IAPR	–	165,629,421
IJUL	–	71,806,640
ISEP	–	5,453,799
IOCT	–	11,156,157
INOV	–	723,731
IDEC	–	694,564
TBJL	–	1,585,566
TFJL	–	477,110
NJAN	–	24,993,841
NAPR	–	158,909,996
NJUL	–	108,628,671
NOCT	8,006,152	10,752,291
KJAN	–	57,859,032
KAPR	–	98,205,761
KJUL	–	95,735,982
KOCT	–	5,345,905
XDJA	–	–
XDAP	–	6,342,085
XDJL	–	6,868,905
XDOC	–	–
XTJA	–	20,497,949
XTAP	–	9,325,641
XTJL	–	14,618,748
XTOC	–	6,164,041
XBJA	–	62,231,674
XBAP	–	44,408,282
XBJL	–	22,404,229
XBOC	–	8,510,822
QTJA	–	29,792,072
QTAP	–	28,730,849
QTJL	–	14,821,328
QTOC	–	7,261,471
XDSQ	–	73,894,070
XDQQ	–	20,613,303
BALT	–	384,056,356
TJUL	–	18,320,912
AJAN	–	9,236,449
AAPR	–	–

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Notes to Financial Statements (Unaudited) (Continued)

5.    CREATION AND REDEMPTION TRANSACTIONS

There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Notes to Financial Statements (Unaudited) (Continued)

6.    FEDERAL INCOME TAX INFORMATION

At October 31, 2023, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EJAN	$266,881,930	$3,705,079	$(6,005,284)	$(2,300,205)
EAPR	60,262,178	2,239,937	(3,968,069)	(1,728,132)
EJUL	105,028,374	4,039,049	(7,908,197)	(3,869,148)
EOCT	43,557,648	657,220	(1,317,767)	(660,547)
IJAN	123,781,378	3,395,321	(6,366,519)	(2,971,198)
IAPR	229,589,189	6,793,804	(14,012,002)	(7,218,198)
IJUL	203,242,235	9,257,441	(16,335,247)	(7,077,806)
ISEP	37,057,598	973,940	(1,971,730)	(997,790)
IOCT	107,213,785	929,468	(2,383,815)	(1,454,347)
INOV	1,245,665	–	(353)	(353)
TBJL	88,307,349	12,184,681	(23,000,265)	(10,815,584)
TFJL	10,609,748	213,603	(554,337)	(340,734)
BALT	490,927,074	9,941,556	(10,205,005)	(263,449)
DSJA	1,797,456	592,779	(245,887)	346,892
TSJA	4,152,672	1,669,553	(1,115,956)	553,597
DBJA	6,114,474	2,362,604	(1,301,338)	1,061,266
NJAN	65,085,187	24,114,966	(11,500,262)	12,614,704
NAPR	122,697,504	15,879,413	(6,038,458)	9,840,955
NJUL	271,725,796	10,772,214	(15,869,454)	(5,097,240)
NOCT	150,401,473	3,175,597	(5,219,789)	(2,044,192)
KJAN	142,376,506	7,629,634	(9,381,209)	(1,751,575)
KAPR	157,905,913	6,251,971	(11,458,360)	(5,206,389)
KJUL	196,096,990	15,540,324	(28,167,199)	(12,626,875)
KOCT	68,292,265	2,421,163	(4,693,808)	(2,272,645)
XDJA	4,915,275	354,941	(127,274)	227,667
XDAP	5,424,972	350,623	(213,218)	137,405
XDJL	9,001,470	469,066	(875,748)	(406,682)
XDOC	3,755,938	90,474	(142,550)	(52,076)
XTJA	17,030,379	2,184,041	(803,644)	1,380,397
XTAP	10,160,665	1,132,413	(880,995)	251,418
XTJL	16,474,734	1,862,770	(2,614,545)	(751,775)
XTOC	12,924,918	639,412	(831,788)	(192,376)
XBJA	66,666,204	9,757,395	(4,766,937)	4,990,458
XBAP	71,861,783	6,164,315	(4,193,344)	1,970,971
XBJL	80,682,338	6,857,418	(8,806,007)	(1,948,589)
XBOC	55,655,548	2,082,152	(2,599,513)	(517,361)
QTJA	28,252,134	9,221,628	(9,242,119)	(20,491)
QTAP	17,407,691	1,339,032	(106,631)	1,232,401
QTJL	18,259,435	1,970,535	(2,572,721)	(602,186)
QTOC	11,544,270	579,209	(722,348)	(143,139)
XDSQ	77,932,717	1,683,884	(3,031,567)	(1,347,683)
XDQQ	33,399,243	881,067	(1,411,761)	(530,694)
TJUL	201,398,807	7,884,437	(11,352,549)	(3,468,112)

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Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
EJAN	$(17,092,577)	$–	$–	$(2,300,205)	$(19,392,782)
EAPR	(7,984,334)	–	–	(1,728,132)	(9,712,466)
EJUL	(14,501,871)	–	–	(3,869,148)	(18,371,019)
EOCT	(1,139,439)	–	–	(660,547)	(1,799,986)
IJAN	(12,699,980)	–	–	(2,971,198)	(15,671,178)
IAPR	(12,347,925)	–	–	(7,218,198)	(19,566,123)
IJUL	(2,858,240)	–	–	(7,077,806)	(9,936,046)
ISEP	(36,588)	–	–	(997,790)	(1,034,378)
IOCT	(9,789,695)	–	–	(1,454,347)	(11,244,042)
INOV	–	–	–	(353)	(353)
TBJL	(3,636,622)	–	–	(10,815,584)	(14,452,206)
TFJL	(3,806,976)	–	–	(340,734)	(4,147,710)
BALT	(13,130,758)	–	–	(263,449)	(13,394,207)
DSJA	(1,834,869)	–	–	346,892	(1,487,977)
TSJA	(12,663,532)	–	–	553,597	(12,109,935)
DBJA	(5,709,920)	–	–	1,061,266	(4,648,654)
NJAN	(46,480,421)	–	–	12,614,704	(33,865,717)
NAPR	(8,351,080)	–	–	9,840,955	1,489,875
NJUL	(14,153,953)	–	–	(5,097,240)	(19,251,193)
NOCT	(433,029)	–	–	(2,044,192)	(2,477,221)
KJAN	(28,717,765)	–	–	(1,751,575)	(30,469,340)
KAPR	(11,690,503)	–	–	(5,206,389)	(16,896,892)
KJUL	(14,308,626)	–	–	(12,626,875)	(26,935,501)
KOCT	(3,775,307)	–	–	(2,272,645)	(6,047,952)
XDJA	(823,436)	–	–	227,667	(595,769)
XDAP	(556,898)	–	–	137,405	(419,493)
XDJL	(938,386)	–	–	(406,682)	(1,345,068)
XDOC	(6,613,790)	–	–	(52,076)	(6,665,866)
XTJA	(1,418,509)	–	–	1,380,397	(38,112)
XTAP	(1,547,138)	–	–	251,418	(1,295,720)
XTJL	(3,208,808)	–	–	(751,775)	(3,960,583)
XTOC	(959,927)	–	–	(192,376)	(1,152,303)
XBJA	(3,777,441)	–	–	4,990,458	1,213,017
XBAP	(3,659,777)	–	–	1,970,971	(1,688,806)
XBJL	(2,318,297)	–	–	(1,948,589)	(4,266,886)
XBOC	(1,853,802)	–	–	(517,361)	(2,371,163)
QTJA	(3,140,525)	–	–	(20,491)	(3,161,016)
QTAP	(5,739,739)	–	–	1,232,401	(4,507,338)
QTJL	(6,911,947)	–	–	(602,186)	(7,514,133)
QTOC	(2,629,263)	–	–	(143,139)	(2,772,402)
XDSQ	(3,190,938)	–	–	(1,347,683)	(4,538,621)
XDQQ	(6,104,041)	–	–	(530,694)	(6,634,735)
TJUL	(304,270)	–	–	(3,468,112)	(3,772,382)

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Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2023, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
EJAN	$806,559
EAPR	400,954
EJUL	695,547
EOCT	233,480
IJAN	1,118,811
IAPR	1,373,814
IJUL	1,105,056
ISEP	36,587
IOCT	724,650
INOV	–
TBJL	390,339
TFJL	68,950
BALT	2,194,682
DSJA	16,425
TSJA	34,009
DBJA	46,256
NJAN	569,896
NAPR	723,979
NJUL	976,096
NOCT	433,028
KJAN	1,006,734
KAPR	873,702
KJUL	746,582
KOCT	476,587
XDJA	68,990
XDAP	33,894
XDJL	25,541
XDOC	188,181
XTJA	90,792
XTAP	43,502
XTJL	89,384
XTOC	122,745
XBJA	397,154
XBAP	335,865
XBJL	330,585
XBOC	320,376
QTJA	191,542
QTAP	71,426
QTJL	72,271
QTOC	84,963
XDSQ	225,294
XDQQ	122,217
TJUL	279,123

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Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
EJAN	$16,286,018	$–
EAPR	7,583,380	–
EJUL	12,728,786	1,077,537
EOCT	905,959	–
IJAN	11,581,168	–
IAPR	10,974,113	–
IJUL	1,753,185	–
ISEP	–	–
IOCT	9,065,045	–
INOV	–	–
TBJL	3,246,281	–
TFJL	3,738,026	–
BALT	10,936,076	–
DSJA	1,818,444	–
TSJA	12,629,525	–
DBJA	5,663,666	–
NJAN	45,910,528	–
NAPR	7,627,100	–
NJUL	13,177,856	–
NOCT	–	–
KJAN	27,711,029	–
KAPR	10,816,800	–
KJUL	13,562,045	–
KOCT	3,298,720	–
XDJA	754,446	–
XDAP	523,004	–
XDJL	912,846	–
XDOC	6,425,609	–
XTJA	1,327,717	–
XTAP	1,503,635	–
XTJL	3,119,422	–
XTOC	837,182	–
XBJA	3,380,286	–
XBAP	3,323,913	–
XBJL	1,987,712	–
XBOC	1,533,426	–
QTJA	2,948,983	–
QTAP	5,668,312	–
QTJL	6,839,674	–
QTOC	2,544,301	–
XDSQ	2,965,644	–
XDQQ	5,981,825	–
TJUL	25,147	–
349

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Notes to Financial Statements (Unaudited) (Continued)

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2023, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
EOCT	$534,945
IJUL	12,983,661
BALT	13,558,140
NJUL	1,106,974
NOCT	7,304,638
KJUL	5,251,722
KOCT	1,694,694
XDJL	458,290
XDOC	1,179,068
XTJL	1,930,099
XTOC	792,325
XBJL	1,795,049
XBOC	1,235,332
XDSQ	1,929,867
XDQQ	866,002

All other Funds did not utilize any capital loss carryforwards during the fiscal year or period ended October 31, 2023.

The Funds did not pay any distributions during the fiscal years or periods ended October 31, 2023 and October 31, 2022, respectively.

7.    SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001 – present), Chief Executive Officer (2019 – present), President (2001 – 2019), Timothy Financial Counsel, Inc.	119	Tortazo, LLC (2018 – present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015 – present).	119	Board of Advisors, M4 Europe (2023 – present); Board of Advisors, Westmont College (2016 – 2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019 – present); Executive Vice President, Consumer Banking (2016 – 2019), Chief Risk Officer (2013 – 2016), MB Financial Bank.	119	Missionary Furlough Homes, Inc. (2008 – 2022); MB Financial Bank (2003 – 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017 – present).	119	None
Officers
John W. Southard, Jr. 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017 – present); Director and Co-Founder, T2 Capital Management, LLC (2010 – present).	119	Independent Trustee, ETF Managers Group, LLC (2012 – 2018)
Kathleen Meyer 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018 – present)	119	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017 – 2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014 – 2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015 – 2019).	119	None

*  The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)   The Fund Complex includes the Funds, each series of Innovator ETFs Trust.

(b)  H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Equity Defined Protection ETF – 2 Yr to April 2026

At a quarterly Board meeting held on December 13, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 2 Yr to April 2026 (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Fund as compared to expense ratios of the fund in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense

354

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

355

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator International Developed Power Buffer ETF – February

Innovator International Developed Power Buffer ETF – March

Innovator International Developed Power Buffer ETF – May

Innovator International Developed Power Buffer ETF – December

Innovator Equity Defined Protection ETF – 2 Yr to January 2026

At a quarterly Board meeting held on June 16, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator International Developed Power Buffer ETF – February (“IFEB”), Innovator International Developed Power Buffer ETF – March (“IMAR”), Innovator International Developed Power Buffer ETF – May (“IMAY”), Innovator International Developed Power Buffer ETF – December (“IDEC”), and Innovator Equity Defined Protection ETF – 2 Yr to January 2026 (“AJAN”) (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser,

356

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, IFEB, IMAR, IMAY, and IDEC would pay the Adviser a unitary fee equal to an annual rate of 0.85% of its average daily net assets, and AJAN would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board

357

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non- fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

358

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.    INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.    PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.    INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.    HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi- annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.

5.    ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select

359

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

6.    TAX NOTICE

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2023, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2023, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

360

INVESTMENT ADVISOR

Innovator Capital Management, LLC
109 North Hale Street
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

INNOVATOR

Semi-Annual Report

INNOVATOR U.S. EQUITY DEFINED OUTCOME & PREMIUM INCOME ETFS

April 30, 2024

Innovator ETFs Trust

INNOVATOR ETFs TRUST

Letter to Shareholders

Dear Valued Shareholders,

Thank you for your interest and participation in Innovator ETFs. We are continuing to see significant expansion of the types of Defined Outcome products being offered in the marketplace and we are encouraged by the positive responses we continue to receive from investors and advisors regarding our ETFs.

Over the 12 months ending April 30, 2024, we saw the S&P 500 gain over 20%. The period began with a strong 10% increase but was followed by a three-month drawdown due to rising interest rates. Overall, the market showed resilience and growth as the economic backdrop remained stable.

The Federal Reserve continued its tightening cycle and increased interest rates by 0.50% to a resting level of 5.5%. The fight against inflation has progressed, but inflation remains sticky at 3.4%, still above the Fed’s target. As a result, interest rate expectations have been reassessed, with expectations of rate cuts falling. Whether or not the Fed will be able to get inflation back down to its 2% target without also triggering a recession remains to be seen.

Equity volatility remained below historical averages, as investors found relief in the Fed pausing its rate hike cycle. Sectors like Information Technology and Consumer Discretionary outperformed the market, suggesting investors have a growing risk appetite. Distributions of returns continued to be heavily skewed, with the Magnificent 7 accounting for 36% of the S&P 500 return for the period, signaling weak market breadth.

With uncertainty surrounding the interest rate path, along with elevated bond market volatility, investors continue to look for ways to maintain exposure to the market’s upside potential while also seeking to mitigate downside risk. During the period, Innovator brought 30 new ETFs to market, including new quarterly offerings and Buffer Income strategies. Expanding our Defined Outcome suite has provided financial advisors with a broader array of risk-managed solutions. This diversity allows them to customize investment strategies more effectively to meet their clients’ specific risk tolerance and financial objectives.

Today, with over 100 Defined Outcome ETFs, we offer the industry’s largest and widest-ranging lineup and we have no intention of slowing down.

On behalf of the Innovator team, thank you for the confidence and trust you’ve placed in us and our products over the past year. We are eager to continue working with you in the months ahead and wish you all the best in the coming year.

Bruce Bond,

CEO

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Continued)

Market data sourced from Bloomberg.

The views in this report were those of the Fund’s CEO as of April 30, 2024 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus or summary prospectus. The Funds’ investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus and summary prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

4

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited)

The performance overview below applies to the following funds:

•        Innovator U.S. Equity Buffer ETF – January

•        Innovator U.S. Equity Buffer ETF – February

•        Innovator U.S. Equity Buffer ETF – March

•        Innovator U.S. Equity Buffer ETF – April

•        Innovator U.S. Equity Buffer ETF – May

•        Innovator U.S. Equity Buffer ETF – June

•        Innovator U.S. Equity Buffer ETF – July

•        Innovator U.S. Equity Buffer ETF – August

•        Innovator U.S. Equity Buffer ETF – September

•        Innovator U.S. Equity Buffer ETF – October

•        Innovator U.S. Equity Buffer ETF – November

•        Innovator U.S. Equity Buffer ETF – December

•        Innovator U.S. Equity Power Buffer ETF – January

•        Innovator U.S. Equity Power Buffer ETF – February

•        Innovator U.S. Equity Power Buffer ETF – March

•        Innovator U.S. Equity Power Buffer ETF – April

•        Innovator U.S. Equity Power Buffer ETF – May

•        Innovator U.S. Equity Power Buffer ETF – June

•        Innovator U.S. Equity Power Buffer ETF – July

•        Innovator U.S. Equity Power Buffer ETF – August

•        Innovator U.S. Equity Power Buffer ETF – September

•        Innovator U.S. Equity Power Buffer ETF – October

•        Innovator U.S. Equity Power Buffer ETF – November

•        Innovator U.S. Equity Power Buffer ETF – December

•        Innovator U.S. Equity Ultra Buffer ETF – January

•        Innovator U.S. Equity Ultra Buffer ETF – February

•        Innovator U.S. Equity Ultra Buffer ETF – March

•        Innovator U.S. Equity Ultra Buffer ETF – April

•        Innovator U.S. Equity Ultra Buffer ETF – May

•        Innovator U.S. Equity Ultra Buffer ETF – June

•        Innovator U.S. Equity Ultra Buffer ETF – July

•        Innovator U.S. Equity Ultra Buffer ETF – August

•        Innovator U.S. Equity Ultra Buffer ETF – September

•        Innovator U.S. Equity Ultra Buffer ETF – October

•        Innovator U.S. Equity Ultra Buffer ETF – November

•        Innovator U.S. Equity Ultra Buffer ETF – December

•        Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly

•   Innovator U.S. Equity 10 Buffer ETF – Quarterly

5

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the periods contemplated herein do not align with the Outcome Period of the Funds [(with the exception of November funds)], the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting periods by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

6

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator Premium Income 10 Barrier ETF – January

•        Innovator Premium Income 20 Barrier ETF – January

•        Innovator Premium Income 30 Barrier ETF – January

•        Innovator Premium Income 40 Barrier ETF – January

•        Innovator Premium Income 10 Barrier ETF – April

•        Innovator Premium Income 20 Barrier ETF – April

•        Innovator Premium Income 30 Barrier ETF – April

•        Innovator Premium Income 40 Barrier ETF – April

•        Innovator Premium Income 10 Barrier ETF – July

•        Innovator Premium Income 20 Barrier ETF – July

•        Innovator Premium Income 30 Barrier ETF – July

•        Innovator Premium Income 40 Barrier ETF – July

•        Innovator Premium Income 10 Barrier ETF – October

•        Innovator Premium Income 20 Barrier ETF – October

•        Innovator Premium Income 30 Barrier ETF – October

•        Innovator Premium Income 40 Barrier ETF – October

The Funds seek to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.

7

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

8

INNOVATOR ETFs TRUST

Fund Performance Overview (Unaudited) (Continued)

The performance overview below applies to the following funds:

•        Innovator Premium Income 9 Buffer ETF – January

•        Innovator Premium Income 9 Buffer ETF – April

•        Innovator Premium Income 9 Buffer ETF – October

•        Innovator Premium Income 15 Buffer ETF – January

•        Innovator Premium Income 15 Buffer ETF – April

•        Innovator Premium Income 15 Buffer ETF – October

The Funds seek to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the periods contemplated herein do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not reflect the implementation of the Funds’ investment strategy for the full Outcome Period.

In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.

The S&P 500 Index delivered strong performance for the period from November 1st, 2023 through April 30th, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possibly soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

The Funds’ website, www.innovatoretfs.com, provides important information relating to each Fund, including potential Outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – January from its inception (December 31, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$21,973
$20,088
$17,827
12/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – January
NAV Return	19.50%	6.78%	9.41%	11.46%
Market Return	19.78%	6.91%	9.39%	11.47%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	13.99%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	15.92%

(a)  Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – February from its inception (January 31, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$16,718
$15,723
$15,612
1/31/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – February (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – February
NAV Return	18.86%	8.80%	11.24%
Market Return	18.89%	8.85%	11.23%
S&P 500® Index – Price Return	20.78%	6.39%	11.06%
S&P 500® Index – Total Return	22.66%	8.06%	12.86%

(a)  Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – March from its inception (February 28, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,217
$17,046
$15,586
2/28/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – March (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – March
NAV Return	15.02%	8.14%	11.23%
Market Return	15.40%	8.21%	11.28%
S&P 500® Index – Price Return	20.78%	6.39%	13.64%
S&P 500® Index – Total Return	22.66%	8.06%	15.47%

(a)  Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

INNOVATOR U.S. EQUITY BUFFER ETF – April

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – April from its inception (March 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,334
$17,766
$15,603
3/29/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – April
NAV Return	14.54%	7.99%	8.58%	9.14%
Market Return	14.89%	7.96%	8.56%	9.16%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	11.96%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	13.84%

(a)  Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – April

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR U.S. EQUITY BUFFER ETF – May

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – May from its inception (April 30, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,423
$17,290
$13,981
4/30/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – May (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – May
NAV Return	18.64%	5.63%	8.74%
Market Return	18.83%	5.61%	8.76%
S&P 500® Index – Price Return	20.78%	6.39%	14.67%
S&P 500® Index – Total Return	22.66%	8.06%	16.50%

(a)  Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – May

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

INNOVATOR U.S. EQUITY BUFFER ETF – June

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – June from its inception (May 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,843
$18,298
$14,794
5/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – June (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – June
NAV Return	16.44%	5.26%	8.29%
Market Return	16.47%	5.33%	8.29%
S&P 500® Index – Price Return	20.78%	6.39%	13.07%
S&P 500® Index – Total Return	22.66%	8.06%	14.95%

(a)  Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – June

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

INNOVATOR U.S. EQUITY BUFFER ETF – July

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – July from its inception (August 28, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,143
$17,379
$15,472
8/28/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – July
NAV Return	19.17%	8.12%	8.70%	8.00%
Market Return	19.43%	8.24%	8.69%	8.01%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.24%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.13%

(a)  Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – July

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – August from its inception (July 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,274
$16,896
$15,060
7/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – August (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – August
NAV Return	18.34%	6.49%	9.00%
Market Return	18.67%	6.62%	9.03%
S&P 500® Index – Price Return	20.78%	6.39%	11.67%
S&P 500® Index – Total Return	22.66%	8.06%	13.53%

(a)  Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – September from its inception (August 30, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,568
$17,207
$15,863
8/30/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – September (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – September
NAV Return	18.36%	7.20%	10.39%
Market Return	18.46%	7.23%	10.39%
S&P 500® Index – Price Return	20.78%	6.39%	12.33%
S&P 500® Index – Total Return	22.66%	8.06%	14.17%

(a)  Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – October from its inception (September 28, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,002
$17,281
$16,404
9/28/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – October
NAV Return	16.73%	8.07%	10.03%	9.26%
Market Return	16.96%	8.10%	9.98%	9.26%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.29%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.18%

(a)  Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – November from its inception (October 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$17,840
$16,578
$14,199
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – November (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – November
NAV Return	13.17%	4.99%	8.10%
Market Return	13.20%	4.99%	8.07%
S&P 500® Index – Price Return	20.78%	6.39%	11.89%
S&P 500® Index – Total Return	22.66%	8.06%	13.73%

(a)  Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – December from its inception (November 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$17,215
$16,032
$15,119
11/29/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Buffer ETF – December (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF – December
NAV Return	16.47%	7.03%	9.81%
Market Return	16.71%	7.13%	9.82%
S&P 500® Index – Price Return	20.78%	6.39%	11.27%
S&P 500® Index – Total Return	22.66%	8.06%	13.08%

(a)  Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$21,973
$20,088
$15,392
12/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – January
NAV Return	14.64%	6.42%	7.18%	8.43%
Market Return	14.84%	6.47%	7.13%	8.44%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	13.99%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	15.92%

(a)  Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – February from its inception (January 31, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
1/31/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$16,718
$15,612
$13,762
Innovator U.S. Equity Power Buffer ETF – February (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – February
NAV Return	14.01%	6.39%	7.81%
Market Return	14.21%	6.38%	7.82%
S&P 500® Index – Price Return	20.78%	6.39%	11.06%
S&P 500® Index – Total Return	22.66%	8.06%	12.86%

(a)  Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – March from its inception (February 28, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,217
$17,046
$13,900
2/28/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – March (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – March
NAV Return	11.17%	6.34%	8.22%
Market Return	11.43%	6.27%	8.23%
S&P 500® Index – Price Return	20.78%	6.39%	13.64%
S&P 500® Index – Total Return	22.66%	8.06%	15.47%

(a)  Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – April from its inception (March 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,334
$17,766
$13,587
3/29/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – April
NAV Return	10.52%	5.51%	5.82%	6.21%
Market Return	10.70%	5.47%	5.83%	6.23%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	11.96%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	13.84%

(a)  Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – May from its inception (April 30, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,423
$17,290
$12,739
4/30/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – May (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – May
NAV Return	13.72%	4.16%	6.24%
Market Return	13.76%	4.10%	6.24%
S&P 500® Index – Price Return	20.78%	6.39%	14.67%
S&P 500® Index – Total Return	22.66%	8.06%	16.50%

(a)  Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – June from its inception (May 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,843
$18,298
$13,672
5/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – June (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – June
NAV Return	12.23%	4.05%	6.57%
Market Return	12.30%	4.10%	6.56%
S&P 500® Index – Price Return	20.78%	6.39%	13.07%
S&P 500® Index – Total Return	22.66%	8.06%	14.95%

(a)  Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,435
$17,617
$15,112
8/7/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – July
NAV Return	17.37%	8.50%	7.96%	7.47%
Market Return	17.40%	8.57%	7.96%	7.47%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.39%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.30%

(a)  Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – August from its inception (July 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,274
$16,896
$14,081
7/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – August (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – August
NAV Return	17.01%	6.01%	7.47%
Market Return	16.94%	6.07%	7.47%
S&P 500® Index – Price Return	20.78%	6.39%	11.67%
S&P 500® Index – Total Return	22.66%	8.06%	13.53%

(a)  Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – September from its inception (August 30, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,568
$17,207
$14,694
8/30/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – September (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – September
NAV Return	16.34%	7.41%	8.59%
Market Return	16.58%	7.46%	8.60%
S&P 500® Index – Price Return	20.78%	6.39%	12.33%
S&P 500® Index – Total Return	22.66%	8.06%	14.17%

(a)  Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,002
$17,281
$15,598
9/28/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – October
NAV Return	16.21%	9.01%	8.90%	8.28%
Market Return	16.40%	9.08%	8.83%	8.27%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.29%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.18%

(a)  Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – November from its inception (October 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,400
$14,800
$13,200
$11,600
$10,000
$17,840
$16,578
$13,920
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – November (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – November
NAV Return	10.21%	5.80%	7.63%
Market Return	10.18%	5.74%	7.60%
S&P 500® Index – Price Return	20.78%	6.39%	11.89%
S&P 500® Index – Total Return	22.66%	8.06%	13.73%

(a)  Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – December from its inception (November 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$17,215
$16,032
$13,744
11/29/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Power Buffer ETF – December (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF – December
NAV Return	14.24%	6.34%	7.46%
Market Return	14.33%	6.26%	7.43%
S&P 500® Index – Price Return	20.78%	6.39%	11.27%
S&P 500® Index – Total Return	22.66%	8.06%	13.08%

(a)  Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$21,973
$20,088
$14,175
12/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – January
NAV Return	12.81%	4.99%	5.72%	6.77%
Market Return	13.05%	4.96%	5.67%	6.76%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	13.99%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	15.92%

(a)  Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – February from its inception (January 31, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
1/31/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$16,718
$15,612
$12,373
Innovator U.S. Equity Ultra Buffer ETF – February (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – February
NAV Return	13.06%	3.72%	5.14%
Market Return	13.15%	3.78%	5.15%
S&P 500® Index – Price Return	20.78%	6.39%	11.06%
S&P 500® Index – Total Return	22.66%	8.06%	12.86%

(a)  Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – March from its inception (February 28, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,217
$17,046
$12,278
2/28/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – March (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – March
NAV Return	10.04%	3.52%	5.04%
Market Return	10.10%	3.43%	5.02%
S&P 500® Index – Price Return	20.78%	6.39%	13.64%
S&P 500® Index – Total Return	22.66%	8.06%	15.47%

(a)  Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – April from its inception (March 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,334
$17,766
$11,261
3/29/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – April
NAV Return	9.06%	2.72%	1.91%	2.36%
Market Return	9.36%	2.66%	1.96%	2.38%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	11.96%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	13.84%

(a)  Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – May from its inception (April 30, 2020) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,423
$17,290
$11,867
4/30/2020
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – May (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – May
NAV Return	12.32%	3.28%	4.37%
Market Return	12.48%	3.28%	4.38%
S&P 500® Index – Price Return	20.78%	6.39%	14.67%
S&P 500® Index – Total Return	22.66%	8.06%	16.50%

(a)  Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – June from its inception (May 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,843
$18,298
$12,771
5/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – June (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – June
NAV Return	11.98%	3.11%	5.10%
Market Return	12.12%	3.13%	5.09%
S&P 500® Index – Price Return	20.78%	6.39%	13.07%
S&P 500® Index – Total Return	22.66%	8.06%	14.95%

(a)  Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,435
$17,617
$13,388
8/7/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – July
NAV Return	15.02%	5.59%	5.45%	5.23%
Market Return	15.10%	5.68%	5.46%	5.24%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.39%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.30%

(a)  Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – August from its inception (July 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
7/31/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
$18,274
$16,896
$12,920
Innovator U.S. Equity Ultra Buffer ETF – August (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – August
NAV Return	17.58%	4.05%	5.54%
Market Return	17.66%	4.17%	5.57%
S&P 500® Index – Price Return	20.78%	6.39%	11.67%
S&P 500® Index – Total Return	22.66%	8.06%	13.53%

(a)  Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – September from its inception (August 30, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,568
$17,207
$13,340
8/30/2019
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – September (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – September
NAV Return	16.89%	5.34%	6.37%
Market Return	17.12%	5.34%	6.36%
S&P 500® Index – Price Return	20.78%	6.39%	12.33%
S&P 500® Index – Total Return	22.66%	8.06%	14.17%

(a)  Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,002
$17,281
$13,984
9/28/2018
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	5 years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – October
NAV Return	15.63%	6.72%	6.64%	6.19%
Market Return	15.72%	6.78%	6.62%	6.17%
S&P 500® Index – Price Return	20.78%	6.39%	11.32%	10.29%
S&P 500® Index – Total Return	22.66%	8.06%	13.19%	12.18%

(a)  Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – November from its inception (October 31, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$17,840
$16,578
$12,772
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – November (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – November
NAV Return	10.91%	4.03%	5.59%
Market Return	11.13%	4.13%	5.59%
S&P 500® Index – Price Return	20.78%	6.39%	11.89%
S&P 500® Index – Total Return	22.66%	8.06%	13.73%

(a)  Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – December from its inception (November 29, 2019) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$17,215
$16,032
$12,535
11/29/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
4/30/2024
Innovator U.S. Equity Ultra Buffer ETF – December (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF – December
NAV Return	14.67%	4.21%	5.25%
Market Return	14.77%	4.21%	5.23%
S&P 500® Index – Price Return	20.78%	6.39%	11.27%
S&P 500® Index – Total Return	22.66%	8.06%	13.08%

(a)  Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 10 Barrier ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,500
$11,000
$10,500
$10,000
$10,604
$10,557
$10,323
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 10 Barrier ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 10 Barrier ETF – January
NAV Return	3.23%
Market Return	3.31%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JAND.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 20 Barrier ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,500
$11,000
$10,500
$10,000
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$10,604
$10,557
$10,269
Innovator Premium Income 20 Barrier ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 20 Barrier ETF – January
NAV Return	2.69%
Market Return	2.78%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JANH.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 30 Barrier ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,500
$11,000
$10,500
$10,000
$10,604
$10,557
$10,208
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 30 Barrier ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 30 Barrier ETF – January
NAV Return	2.08%
Market Return	2.16%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JANJ.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 40 Barrier ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$11,500
$11,000
$10,500
$10,000
$9,500
$10,604
$10,557
$10,155
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 40 Barrier ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 40 Barrier ETF – January
NAV Return	1.55%
Market Return	1.56%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JANQ.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 10 Barrier ETF – April from its inception (March 31, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$12,458
$12,254
$10,882
3/31/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
Innovator Premium Income 10 Barrier ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Premium Income 10 Barrier ETF – April
NAV Return	7.81%	8.12%
Market Return	7.65%	8.14%
S&P 500® Index – Price Return	20.78%	20.67%
S&P 500® Index – Total Return	22.66%	22.51%

(a)  Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRD.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 20 Barrier ETF – April from its inception (March 31, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$12,458
$12,254
$10,787
3/31/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
Innovator Premium Income 20 Barrier ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Premium Income 20 Barrier ETF – April
NAV Return	7.13%	7.25%
Market Return	6.76%	7.11%
S&P 500® Index – Price Return	20.78%	20.67%
S&P 500® Index – Total Return	22.66%	22.51%

(a)  Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRH.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 30 Barrier ETF – April from its inception (March 31, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$13,000
$12,000
$11,000
$10,000
$12,458
$12,254
$10,687
3/31/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
Innovator Premium Income 30 Barrier ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Premium Income 30 Barrier ETF – April
NAV Return	6.32%	6.33%
Market Return	6.24%	6.33%
S&P 500® Index – Price Return	20.78%	20.67%
S&P 500® Index – Total Return	22.66%	22.51%

(a)  Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRJ.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 40 Barrier ETF – April from its inception (March 31, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$13,000
$12,000
$11,000
$10,000
$12,458
$12,254
$10,589
3/31/2023
4/30/2023
7/31/2023
10/31/2023
1/31/2024
4/30/2024
Innovator Premium Income 40 Barrier ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

	Average Annual Total Returns as of April 30, 2024
	One Year	Since Inception (a)
Innovator Premium Income 40 Barrier ETF – April
NAV Return	5.46%	5.43%
Market Return	5.53%	5.43%
S&P 500® Index – Price Return	20.78%	20.67%
S&P 500® Index – Total Return	22.66%	22.51%

(a)  Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRQ.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 10 Barrier ETF – July from its inception (June 30, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,456
$11,315
$10,798
Innovator Premium Income 10 Barrier ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Average Annual Total Returns As of April 30, 2024
Since Inception (a)
Innovator Premium Income 10 Barrier ETF – July
NAV Return	7.98%
Market Return	7.94%
S&P 500® Index – Price Return	13.15%
S&P 500® Index – Total Return	14.56%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JULD.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 20 Barrier ETF – July from its inception (June 30, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,456
$11,315
$10,697
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 20 Barrier ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Average Annual Total Returns As of April 30, 2024
Since Inception (a)
Innovator Premium Income 20 Barrier ETF – July
NAV Return	6.97%
Market Return	6.91%
S&P 500® Index – Price Return	13.15%
S&P 500® Index – Total Return	14.56%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JULH.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 30 Barrier ETF – July from its inception (June 30, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,000
$10,000
$9,000
$11,456
$11,315
$10,605
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 30 Barrier ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 30 Barrier ETF – July
NAV Return	6.05%
Market Return	6.07%
S&P 500® Index – Price Return	13.15%
S&P 500® Index – Total Return	14.56%

(a)  Inception date is June 30, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JULJ.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 40 Barrier ETF – July from its inception (June 30, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,456
$11,315
$10,527
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 40 Barrier ETF – July (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 40 Barrier ETF – July
NAV Return	5.27%
Market Return	5.28%
S&P 500® Index – Price Return	13.15%
S&P 500® Index – Total Return	14.56%

(a)  Inception date is June 30, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JULY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/JULQ.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 10 Barrier ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,844
$11,744
$10,689
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 10 Barrier ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 10 Barrier ETF – October
NAV Return	6.89%
Market Return	6.89%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/OCTD.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 20 Barrier ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,844
$11,744
$10,572
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 20 Barrier ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 20 Barrier ETF – October
NAV Return	5.72%
Market Return	5.72%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/OCTH.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 30 Barrier ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,844
$11,744
$10,465
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 30 Barrier ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 30 Barrier ETF – October
NAV Return	4.65%
Market Return	4.66%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/OCTJ.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 40 Barrier ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,844
$11,744
$10,387
Innovator Premium Income 40 Barrier ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 40 Barrier ETF – October
NAV Return	3.87%
Market Return	4.01%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/OCTQ.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – JANUARY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 9 Buffer ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$11,500
$11,000
$10,500
$10,000
$10,604
$10,557
$10,263
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
Innovator Premium Income 9 Buffer ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 9 Buffer ETF – January
NAV Return	2.63%
Market Return	2.61%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – January

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/HJAN.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – April

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 9 Buffer ETF – April from its inception (March 28, 2024) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$10,000
$9,875
$9,750
$9,625
$9,500
3/28/2024
4/30/2024
$9,971
$9,592
$9,584
Innovator Premium Income 9 Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 9 Buffer ETF – April
NAV Return	-0.29%
Market Return	-0.27%
S&P 500® Index – Price Return	-4.16%
S&P 500® Index – Total Return	-4.08%

(a)  Inception date is March 28, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – April

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/HAPR.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 9 Buffer ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,844
$11,744
$10,564
Innovator Premium Income 9 Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 9 Buffer ETF – October
NAV Return	5.64%
Market Return	5.65%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 9 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/HOCT.

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,844
$11,744
$10,957
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly
NAV Return	9.57%
Market Return	9.69%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EALT.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – January

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 15 Buffer ETF – January from its inception (December 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment
at April 30, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$10,604
$10,557
$10,216
Innovator Premium Income 15 Barrier ETF – January (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 15 Buffer ETF – January
NAV Return	2.16%
Market Return	2.15%
S&P 500® Index – Price Return	5.57%
S&P 500® Index – Total Return	6.04%

(a)  Inception date is December 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – January

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LJAN.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – April

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 15 Buffer ETF – April from its inception (March 28, 2024) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$10250
$10000
$9750
$9500
$10,001
$9,592
$9,584
3/28/2024
4/30/2024
Innovator Premium Income 15 Buffer ETF – April (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 15 Buffer ETF – April
NAV Return	0.01%
Market Return	0.04%
S&P 500® Index – Price Return	-4.16%
S&P 500® Index – Total Return	-4.08%

(a)  Inception date is March 28, 2024.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – APRIL

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LAPR.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Premium Income 15 Buffer ETF – October from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,844
$11,744
$10,476
Innovator Premium Income 15 Buffer ETF – October (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator Premium Income 15 Buffer ETF – October
NAV Return	4.76%
Market Return	4.79%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – OCTOBER

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOCT.

INNOVATOR U.S. EQUITY 10 BUFFER ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity 10 Buffer ETF – Quarterly from its inception (September 29, 2023) to April 30, 2024 as compared with the S&P 500® Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment at April 30, 2024

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
$11,844
$11,744
$10,588
Innovator U.S. Equity 10 Buffer ETF – Quarterly (NAV)
S&P 500® Index – Price Return
S&P 500® Index – Total Return

Total Returns as of April 30, 2024
Since Inception (a)
Innovator U.S. Equity 10 Buffer ETF – Quarterly
NAV Return	5.88%
Market Return	5.78%
S&P 500® Index – Price Return	17.44%
S&P 500® Index – Total Return	18.44%

(a)  Inception date is September 29, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY 10 BUFFER ETF – QUARTERLY

Fund Performance

April 30, 2024 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/ZALT.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2024 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator U.S. Equity Buffer ETF – January (NAV)	$1,000.00	$1,186.40	$4.29 (a	)
Innovator U.S. Equity Buffer ETF – February (NAV)	1,000.00	1,176.70	4.28 (a	)
Innovator U.S. Equity Buffer ETF – March (NAV)	1,000.00	1,134.60	4.19 (a	)
Innovator U.S. Equity Buffer ETF – April (NAV)	1,000.00	1,131.10	4.19 (a	)
Innovator U.S. Equity Buffer ETF – May (NAV)	1,000.00	1,170.90	4.26 (a	)
Innovator U.S. Equity Buffer ETF – June (NAV)	1,000.00	1,159.10	4.24 (a	)
Innovator U.S. Equity Buffer ETF – July (NAV)	1,000.00	1,164.10	4.25 (a	)
Innovator U.S. Equity Buffer ETF – August (NAV)	1,000.00	1,160.10	4.24 (a	)
Innovator U.S. Equity Buffer ETF – September (NAV)	1,000.00	1,160.70	4.24 (a	)
Innovator U.S. Equity Buffer ETF – October (NAV)	1,000.00	1,147.30	4.22 (a	)
Innovator U.S. Equity Buffer ETF – November (NAV)	1,000.00	1,133.50	4.19 (a	)
Innovator U.S. Equity Buffer ETF – December (NAV)	1,000.00	1,165.00	4.25 (a	)
Innovator U.S. Equity Power Buffer ETF – January (NAV)	1,000.00	1,127.00	4.18 (a	)
Innovator U.S. Equity Power Buffer ETF – February (NAV)	1,000.00	1,124.10	4.17 (a	)
Innovator U.S. Equity Power Buffer ETF – March (NAV)	1,000.00	1,089.60	4.10 (a	)
Innovator U.S. Equity Power Buffer ETF – April (NAV)	1,000.00	1,087.30	4.10 (a	)
Innovator U.S. Equity Power Buffer ETF – May (NAV)	1,000.00	1,118.40	4.16 (a	)
Innovator U.S. Equity Power Buffer ETF – June (NAV)	1,000.00	1,115.90	4.16 (a	)
Innovator U.S. Equity Power Buffer ETF – July (NAV)	1,000.00	1,132.40	4.19 (a	)
Innovator U.S. Equity Power Buffer ETF – August (NAV)	1,000.00	1,133.50	4.19 (a	)
Innovator U.S. Equity Power Buffer ETF – September (NAV)	1,000.00	1,127.80	4.18 (a	)
Innovator U.S. Equity Power Buffer ETF – October (NAV)	1,000.00	1,112.00	4.15 (a	)
Innovator U.S. Equity Power Buffer ETF – November (NAV)	1,000.00	1,101.40	4.13 (a	)

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator U.S. Equity Power Buffer ETF – December (NAV)	$1,000.00	$1,146.70	$4.22 (a	)
Innovator U.S. Equity Ultra Buffer ETF – January (NAV)	1,000.00	1,104.60	4.13 (a	)
Innovator U.S. Equity Ultra Buffer ETF – February (NAV)	1,000.00	1,119.50	4.16 (a	)
Innovator U.S. Equity Ultra Buffer ETF – March (NAV)	1,000.00	1,083.00	4.09 (a	)
Innovator U.S. Equity Ultra Buffer ETF – April (NAV)	1,000.00	1,079.20	4.08 (a	)
Innovator U.S. Equity Ultra Buffer ETF – May (NAV)	1,000.00	1,112.70	4.15 (a	)
Innovator U.S. Equity Ultra Buffer ETF – June (NAV)	1,000.00	1,113.00	4.15 (a	)
Innovator U.S. Equity Ultra Buffer ETF – July (NAV)	1,000.00	1,135.50	4.19 (a	)
Innovator U.S. Equity Ultra Buffer ETF – August (NAV)	1,000.00	1,133.50	4.19 (a	)
Innovator U.S. Equity Ultra Buffer ETF – September (NAV)	1,000.00	1,128.10	4.18 (a	)
Innovator U.S. Equity Ultra Buffer ETF – October (NAV)	1,000.00	1,109.50	4.14 (a	)
Innovator U.S. Equity Ultra Buffer ETF – November (NAV)	1,000.00	1,098.90	4.12 (a	)
Innovator U.S. Equity Ultra Buffer ETF – December (NAV)	1,000.00	1,152.00	4.23 (a	)
Innovator Premium Income 10 Barrier ETF – January (NAV)	1,000.00	1,032.30	2.63 (b	)
Innovator Premium Income 20 Barrier ETF – January (NAV)	1,000.00	1,026.90	2.63 (b	)
Innovator Premium Income 30 Barrier ETF – January (NAV)	1,000.00	1,020.80	2.62 (b	)
Innovator Premium Income 40 Barrier ETF – January (NAV)	1,000.00	1,015.50	2.61 (b	)
Innovator Premium Income 10 Barrier ETF – April (NAV)	1,000.00	1,032.10	3.99 (a	)
Innovator Premium Income 20 Barrier ETF – April (NAV)	1,000.00	1,026.90	3.98 (a	)
Innovator Premium Income 30 Barrier ETF – April (NAV)	1,000.00	1,025.40	3.98 (a	)
Innovator Premium Income 40 Barrier ETF – April (NAV)	1,000.00	1,023.20	3.97 (a	)
Innovator Premium Income 10 Barrier ETF – July (NAV)	1,000.00	1,077.90	4.08 (a	)
Innovator Premium Income 20 Barrier ETF – July (NAV)	1,000.00	1,056.90	4.04 (a	)
Innovator Premium Income 30 Barrier ETF – July (NAV)	1,000.00	1,041.80	4.01 (a	)
Innovator Premium Income 40 Barrier ETF – July (NAV)	1,000.00	1,033.80	3.99 (a	)
Innovator Premium Income 10 Barrier ETF – October (NAV)	1,000.00	1,070.40	4.07 (a	)
Innovator Premium Income 20 Barrier ETF – October (NAV)	1,000.00	1,056.80	4.04 (a	)
Innovator Premium Income 30 Barrier ETF – October (NAV)	1,000.00	1,044.70	4.02 (a	)
Innovator Premium Income 40 Barrier ETF – October (NAV)	1,000.00	1,036.90	4.00 (a	)
Innovator Premium Income 9 Buffer ETF – January (NAV)	1,000.00	1,026.30	2.62 (b	)
Innovator Premium Income 9 Buffer ETF – April (NAV)	1,000.00	997.10	0.65 (c	)
Innovator Premium Income 9 Buffer ETF – October (NAV)	1,000.00	1,054.50	4.04 (a	)
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly (NAV)	1,000.00	1,112.20	3.62 (a	)
Innovator Premium Income 15 Buffer ETF – January (NAV)	1,000.00	1,021.60	2.62 (b	)
Innovator Premium Income 15 Buffer ETF – April (NAV)	1,000.00	1,000.10	0.65 (c	)
Innovator Premium Income 15 Buffer ETF – October (NAV)	1,000.00	1,044.20	4.02 (a	)
Innovator U.S. Equity 10 Buffer ETF – Quarterly (NAV)	1,000.00	1,062.00	3.54 (a	)

(a)  Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

(b)  Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 120/366 (to reflect the period since the Fund’s inception).

(c)  Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since the Fund’s inception).

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator U.S. Equity Buffer ETF – January (NAV)	$1,000.00	$1,020.93	$3.97 (a	)
Innovator U.S. Equity Buffer ETF – February (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – March (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – May (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – June (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – August (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – September (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – November (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Buffer ETF – December (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – February (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – March (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – May (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – June (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – August (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – September (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – November (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Power Buffer ETF – December (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (a	)

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Innovator U.S. Equity Ultra Buffer ETF – February (NAV)	$1,000.00	$1,020.93	$3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – March (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – May (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – June (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – August (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – September (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – November (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity Ultra Buffer ETF – December (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 10 Barrier ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 20 Barrier ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 30 Barrier ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 40 Barrier ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 10 Barrier ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 20 Barrier ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 30 Barrier ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 40 Barrier ETF – April (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 10 Barrier ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 20 Barrier ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 30 Barrier ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 40 Barrier ETF – July (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 10 Barrier ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 20 Barrier ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 30 Barrier ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 40 Barrier ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator Premium Income 9 Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 9 Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 9 Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly (NAV)	1,000.00	1,021.43	3.47 (a	)
Innovator Premium Income 15 Buffer ETF – January (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 15 Buffer ETF – April (NAV)	1,000.00	1,020.93	3.97 (b	)
Innovator Premium Income 15 Buffer ETF – October (NAV)	1,000.00	1,020.93	3.97 (a	)
Innovator U.S. Equity 10 Buffer ETF – Quarterly (NAV)	1,000.00	1,021.43	3.47 (a	)

(a)  Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

(b)  For comparative purposes only as the Fund was not in operation for the full six month period.

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.3% (a)(b)
Call Options – 99.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.77	$263,690,094	5,253	$259,129,387

Put Options – 2.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.32	263,690,094	5,253	6,186,668
TOTAL PURCHASED OPTIONS (Cost $255,620,561)			265,316,055

TOTAL INVESTMENTS – 102.3% (Cost $255,620,561)			265,316,055
Money Market Deposit Account – 0.3% (c)			733,879
Liabilities in Excess of Other Assets – (2.6)%			(6,660,359)
TOTAL NET ASSETS – 100.0%			$259,389,575

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.5)% (a)
Call Options – (1.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $560.87	$(263,690,094)	(5,253)	$(3,452,482)

Put Options – (1.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.53	(263,690,094)	(5,253)	(3,042,905)
TOTAL OPTIONS WRITTEN (Premiums received $8,290,386)			$(6,495,387)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$265,316,055	102.3%
Options Written	(6,495,387)	(2.5)
Money Market Deposit Account	733,879	0.3
Liabilities in Excess of Other Assets	(164,972)	(0.1)
	$259,389,575	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.8% (a)(b)
Call Options – 99.9%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.84	$221,222,586	4,407	$217,497,702

Put Options – 2.9%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.89	221,222,586	4,407	6,331,493
TOTAL PURCHASED OPTIONS (Cost $220,441,360)			223,829,195

TOTAL INVESTMENTS – 102.8% (Cost $220,441,360)			223,829,195
Money Market Deposit Account – 0.3% (c)			657,641
Liabilities in Excess of Other Assets – (3.1)%			(6,665,270)
TOTAL NET ASSETS – 100.0%			$217,821,566

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.0)% (a)
Call Options – (1.5)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $564.63	$(221,222,586)	(4,407)	$(3,345,927)

Put Options – (1.5)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $439.42	(221,222,586)	(4,407)	(3,180,664)
TOTAL OPTIONS WRITTEN (Premiums received $7,584,145)			$(6,526,591)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$223,829,195	102.8%
Options Written	(6,526,591)	(3.0)
Money Market Deposit Account	657,641	0.3
Liabilities in Excess of Other Assets	(138,679)	(0.1)
	$217,821,566	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.6% (a)(b)
Call Options – 98.1%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.09	$182,218,740	3,630	$178,897,290

Put Options – 4.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.09	182,218,740	3,630	8,203,800
TOTAL PURCHASED OPTIONS (Cost $189,637,786)			187,101,090

TOTAL INVESTMENTS – 102.6% (Cost $189,637,786)			187,101,090
Money Market Deposit Account – 0.3% (c)			524,193
Liabilities in Excess of Other Assets – (2.9)%			(5,200,684)
TOTAL NET ASSETS – 100.0%			$182,424,599

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.8)% (a)
Call Options – (0.5)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $600.80	$(182,218,740)	(3,630)	$(1,009,140)

Put Options – (2.3)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $462.35	(182,218,740)	(3,630)	(4,127,310)
TOTAL OPTIONS WRITTEN (Premiums received $5,928,288)			$(5,136,450)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$187,101,090	102.6%
Options Written	(5,136,450)	(2.8)
Money Market Deposit Account	524,193	0.3
Liabilities in Excess of Other Assets	(64,234)	0.0 (a )
	$182,424,599	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.1% (a)(b)
Call Options – 97.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $5.24	$223,381,100	4,450	$218,871,158

Put Options – 5.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $523.08	223,381,100	4,450	12,901,618
TOTAL PURCHASED OPTIONS (Cost $237,811,288)			231,772,776

TOTAL INVESTMENTS – 103.1% (Cost $237,811,288)			231,772,776
Money Market Deposit Account – 0.3% (c)			658,679
Liabilities in Excess of Other Assets – (3.4)%			(7,611,187)
TOTAL NET ASSETS – 100.0%			$224,820,268

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.3)% (a)
Call Options – (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $618.95	$(223,381,100)	(4,450)	$(859,784)

Put Options – (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $475.99	(223,381,100)	(4,450)	(6,622,312)
TOTAL OPTIONS WRITTEN (Premiums received $8,056,485)			$(7,482,096)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$231,772,776	103.1%
Options Written	(7,482,096)	(3.3)
Money Market Deposit Account	658,679	0.3
Liabilities in Excess of Other Assets	(129,091)	(0.1)
	$224,820,268	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.2% (a)(b)
Call Options – 98.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $5.03	$109,230,848	2,176	$106,989,568

Put Options – 4.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $501.99	109,230,848	2,176	4,882,944
TOTAL PURCHASED OPTIONS (Cost $111,882,943)			111,872,512

TOTAL INVESTMENTS – 103.2% (Cost $111,882,943)			111,872,512
Money Market Deposit Account – 0.2% (c)			218,828
Liabilities in Excess of Other Assets – (3.4)%			(3,728,760)
TOTAL NET ASSETS – 100.0%			$108,362,580

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.5)% (a)
Call Options – (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $593.44	$(109,230,848)	(2,176)	$(1,151,104)

Put Options – (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $456.80	(109,230,848)	(2,176)	(2,626,432)
TOTAL OPTIONS WRITTEN (Premiums received $3,767,075)			$(3,777,536)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$111,872,512	103.2%
Options Written	(3,777,536)	(3.5)
Money Market Deposit Account	218,828	0.2
Other Assets in Excess of Other Assets	48,776	0.1 (a )
	$108,362,580	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.0% (a)(b)
Call Options – 101.9%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $4.19	$91,410,558	1,821	$90,709,364

Put Options – 0.1%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $417.86	91,410,558	1,821	38,223
TOTAL PURCHASED OPTIONS (Cost $79,145,438)			90,747,587

TOTAL INVESTMENTS – 102.0% (Cost $79,145,438)			90,747,587
Money Market Deposit Account – 0.2% (c)			189,285
Liabilities in Excess of Other Assets – (2.2)%			(1,936,970)
TOTAL NET ASSETS – 100.0%			$88,999,902

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.1)% (a)
Call Options – (2.1)%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $501.13	$(91,410,558)	(1,821)	$(1,858,385)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $380.24	(91,410,558)	(1,821)	(20,923)
TOTAL OPTIONS WRITTEN (Premiums received $3,085,034)			$(1,879,308)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$90,747,587	102.0%
Options Written	(1,879,308)	(2.1)
Money Market Deposit Account	189,285	0.2
Liabilities in Excess of Other Assets	(57,662)	(0.1)
	$88,999,902	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.3% (a)(b)
Call Options – 100.1%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.45	$190,902,994	3,803	$188,683,791

Put Options – 0.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $443.29	190,902,994	3,803	426,925
TOTAL PURCHASED OPTIONS (Cost $173,764,290)			189,110,716

TOTAL INVESTMENTS – 100.3% (Cost $173,764,290)			189,110,716
Money Market Deposit Account – 0.3% (c)			515,170
Liabilities in Excess of Other Assets – (0.6)%			(1,156,313)
TOTAL NET ASSETS – 100.0%			$188,469,573

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.5)% (a)
Call Options – (0.4)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $528.61	$(190,902,994)	(3,803)	$(863,091)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $403.38	(190,902,994)	(3,803)	(171,705)
TOTAL OPTIONS WRITTEN (Premiums received $5,017,790)			$(1,034,796)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$189,110,716	100.3%
Options Written	(1,034,796)	(0.6)
Money Market Deposit Account	515,170	0.3
Liabilities in Excess of Other Assets	(121,517)	0.0
	$188,469,573	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.2% (a)(b)
Call Options – 99.6%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $4.59	$158,726,076	3,162	$156,749,826

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $457.80	158,726,076	3,162	973,896
TOTAL PURCHASED OPTIONS (Cost $148,275,219)			157,723,722

TOTAL INVESTMENTS – 100.2% (Cost $148,275,219)			157,723,722
Money Market Deposit Account – 0.3% (c)			434,840
Liabilities in Excess of Other Assets – (0.5)%			(717,452)
TOTAL NET ASSETS – 100.0%			$157,441,110

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.4)% (a)
Call Options – (0.2)%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $550.95	$(158,726,076)	(3,162)	$(284,580)

Put Options – (0.2)%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $416.59	(158,726,076)	(3,162)	(376,277)
TOTAL OPTIONS WRITTEN (Premiums received $3,805,956)			$(660,857)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$157,723,722	100.2%
Options Written	(660,857)	(0.5)
Money Market Deposit Account	434,840	0.3
Liabilities in Excess of Other Assets	(56,595)	0.0 (a )
	$157,441,110	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.9% (a)(b)
Call Options – 100.2%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $4.52	$149,138,258	2,971	$147,542,356

Put Options – 0.7%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $450.36	149,138,258	2,971	1,029,451
TOTAL PURCHASED OPTIONS (Cost $137,200,300)			148,571,807

TOTAL INVESTMENTS – 100.9% (Cost $137,200,300)			148,571,807
Money Market Deposit Account – 0.3% (c)			386,057
Liabilities in Excess of Other Assets – (1.2)%			(1,837,502)
TOTAL NET ASSETS – 100.0%			$147,120,362

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.2)% (a)
Call Options – (0.9)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $539.38	$(149,138,258)	(2,971)	$(1,279,402)

Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $409.82	(149,138,258)	(2,971)	(461,307)
TOTAL OPTIONS WRITTEN (Premiums received $4,387,736)			$(1,740,709)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$148,571,807	101.0%
Options Written	(1,740,709)	(1.2)
Money Market Deposit Account	386,057	0.3
Liabilities in Excess of Other Assets	(96,793)	(0.1)
	$147,120,362	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.4% (a)(b)
Call Options – 102.8%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.29	$175,592,604	3,498	$173,193,361

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.49	175,592,604	3,498	1,025,998
TOTAL PURCHASED OPTIONS (Cost $153,906,560)			174,219,359

TOTAL INVESTMENTS – 103.4% (Cost $153,906,560)			174,219,359
Money Market Deposit Account – 0.3% (c)			427,087
Liabilities in Excess of Other Assets – (3.7)%			(6,260,015)
TOTAL NET ASSETS – 100.0%			$168,386,431

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.7)% (a)
Call Options – (3.4)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $514.34	$(175,592,604)	(3,498)	$(5,607,469)

Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $389.01	(175,592,604)	(3,498)	(544,464)
TOTAL OPTIONS WRITTEN (Premiums received $5,765,965)			$(6,151,933)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$174,219,359	103.5%
Options Written	(6,151,933)	(3.7)
Money Market Deposit Account	427,087	0.3
Liabilities in Excess of Other Assets	(108,082)	(0.1)
	$168,386,431	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 105.5% (a)(b)
Call Options – 104.9%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $4.19	$108,879,462	2,169	$107,433,238

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.21	108,879,462	2,169	680,828
TOTAL PURCHASED OPTIONS (Cost $94,205,731)			108,114,066

TOTAL INVESTMENTS – 105.5% (Cost $94,205,731)			108,114,066
Money Market Deposit Account – 0.3% (c)			264,488
Liabilities in Excess of Other Assets – (5.8)%			(5,971,634)
TOTAL NET ASSETS – 100.0%			$102,406,920

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (5.8)% (a)
Call Options – (5.4)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $504.22	$(108,879,462)	(2,169)	$(5,518,978)

Put Options – (0.4)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $380.56	(108,879,462)	(2,169)	(386,494)
TOTAL OPTIONS WRITTEN (Premiums received $3,576,452)			$(5,905,472)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$108,114,066	105.6%
Options Written	(5,905,472)	(5.8)
Money Market Deposit Account	264,488	0.3
Liabilities in Excess of Other Assets	(66,162)	(0.1)
	$102,406,920	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.6% (a)(b)
Call Options – 101.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.58	$149,539,842	2,979	$147,311,550

Put Options – 1.5%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.41	149,539,842	2,979	2,174,670
TOTAL PURCHASED OPTIONS (Cost $139,847,095)			149,486,220

TOTAL INVESTMENTS – 102.6% (Cost $139,847,095)			149,486,220
Money Market Deposit Account – 0.3% (c)			430,748
Liabilities in Excess of Other Assets – (2.9)%			(4,230,561)
TOTAL NET ASSETS – 100.0%			$145,686,407

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.8)% (a)
Call Options – (2.1)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $542.02	$(149,539,842)	(2,979)	$(3,038,580)

Put Options – (0.7)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $415.32	(149,539,842)	(2,979)	(1,102,230)
TOTAL OPTIONS WRITTEN (Premiums received $4,473,920)			$(4,140,810)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$149,486,220	102.6%
Options Written	(4,140,810)	(2.8)
Money Market Deposit Account	430,748	0.3
Liabilities in Excess of Other Assets	(89,751)	(0.1)
	$145,686,407	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.0% (a)(b)
Call Options – 100.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.75	$1,167,304,292	23,254	$1,147,159,584

Put Options – 2.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	1,167,304,292	23,254	27,382,515
TOTAL PURCHASED OPTIONS (Cost $1,129,279,637)			1,174,542,099

TOTAL INVESTMENTS – 103.0% (Cost $1,129,279,637)			1,174,542,099
Money Market Deposit Account – 0.3% (c)			3,351,258
Liabilities in Excess of Other Assets – (3.3)%			(37,201,102)
TOTAL NET ASSETS – 100.0%			$1,140,692,255

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.2)% (a)
Call Options – (2.4)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $543.04	$(1,167,304,292)	(23,254)	$(27,702,258)

Put Options – (0.8)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01	(1,167,304,292)	(23,254)	(8,756,526)
TOTAL OPTIONS WRITTEN (Premiums received $35,988,728)			$(36,458,784)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$1,174,542,099	103.0%
Options Written	(36,458,784)	(3.2)
Money Market Deposit Account	3,351,258	0.3
Liabilities in Excess of Other Assets	(742,318)	(0.1)
	$1,140,692,255	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.4% (a)(b)
Call Options – 100.5%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.83	$756,082,276	15,062	$743,366,032

Put Options – 2.9%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88	756,082,276	15,062	21,635,961
TOTAL PURCHASED OPTIONS (Cost $752,980,675)			765,001,993

TOTAL INVESTMENTS – 103.4% (Cost $752,980,675)			765,001,993
Money Market Deposit Account – 0.3% (c)			2,176,353
Liabilities in Excess of Other Assets – (3.7)%			(27,316,506)
TOTAL NET ASSETS – 100.0%			$739,861,840

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.6)% (a)
Call Options – (2.7)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $546.86	$(756,082,276)	(15,062)	$(19,733,329)

Put Options – (0.9)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $410.45	(756,082,276)	(15,062)	(7,103,088)
TOTAL OPTIONS WRITTEN (Premiums received $25,829,838)			$(26,836,417)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$765,001,993	103.4%
Options Written	(26,836,417)	(3.6)
Money Market Deposit Account	2,176,353	0.3
Liabilities in Excess of Other Assets	(480,089)	(0.1)
	$739,861,840	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.3% (a)(b)
Call Options – 97.9%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.08	$701,215,862	13,969	$689,421,696

Put Options – 4.4%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08	701,215,862	13,969	31,055,182
TOTAL PURCHASED OPTIONS (Cost $728,154,030)			720,476,878

TOTAL INVESTMENTS – 102.3% (Cost $728,154,030)			720,476,878
Money Market Deposit Account – 0.3% (c)			2,108,701
Liabilities in Excess of Other Assets – (2.6)%			(18,502,168)
TOTAL NET ASSETS – 100.0%			$704,083,411

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.6)% (a)
Call Options – (1.2)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $579.52	$(701,215,862)	(13,969)	$(8,191,142)

Put Options – (1.4)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $431.87	(701,215,862)	(13,969)	(9,869,937)
TOTAL OPTIONS WRITTEN (Premiums received $23,641,637)			$(18,061,079)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$720,476,878	102.3%
Options Written	(18,061,079)	(2.6)
Money Market Deposit Account	2,108,701	0.3
Liabilities in Excess of Other Assets	(441,089)	0.0
	$704,083,411	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.4% (a)(b)
Call Options – 96.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $5.23	$911,746,274	18,163	$892,402,679

Put Options – 5.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $523.07	911,746,274	18,163	53,381,057
TOTAL PURCHASED OPTIONS (Cost $969,681,448)			945,783,736

TOTAL INVESTMENTS – 102.4% (Cost $969,681,448)			945,783,736
Money Market Deposit Account – 0.3% (c)			2,670,661
Liabilities in Excess of Other Assets – (2.7)%			(24,576,135)
TOTAL NET ASSETS – 100.0%			$923,878,262

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.6)% (a)
Call Options – (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $598.71	$(911,746,274)	(18,163)	$(6,738,473)

Put Options – (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $444.61	(911,746,274)	(18,163)	(17,327,502)
TOTAL OPTIONS WRITTEN (Premiums received $32,301,306)			$(24,065,975)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$945,783,736	102.4%
Options Written	(24,065,975)	(2.6)
Money Market Deposit Account	2,670,661	0.3
Liabilities in Excess of Other Assets	(510,160)	(0.1)
	$923,878,262	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.3% (a)(b)
Call Options – 98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $5.02	$422,867,952	8,424	$414,486,072

Put Options – 4.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $501.98	422,867,952	8,424	18,819,216
TOTAL PURCHASED OPTIONS (Cost $433,345,443)			433,305,288

TOTAL INVESTMENTS – 103.3% (Cost $433,345,443)			433,305,288
Money Market Deposit Account – 0.2% (c)			995,856
Liabilities in Excess of Other Assets – (3.5)%			(14,886,500)
TOTAL NET ASSETS – 100.0%			$419,414,644

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.5)% (a)
Call Options – (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $573.81	$(422,867,952)	(8,424)	$(8,146,008)

Put Options – (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $426.68	(422,867,952)	(8,424)	(6,688,656)
TOTAL OPTIONS WRITTEN (Premiums received $14,794,390)			$(14,834,664)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$433,305,288	103.3%
Options Written	(14,834,664)	(3.5)
Money Market Deposit Account	995,856	0.2
Liabilities in Excess of Other Assets	(51,836)	0.1 (a )
	$419,414,644	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 105.5% (a)(b)
Call Options – 105.4%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $4.18	$459,311,700	9,150	$455,468,700

Put Options – 0.1%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $417.85	459,311,700	9,150	173,850
TOTAL PURCHASED OPTIONS (Cost $398,695,682)			455,642,550

TOTAL INVESTMENTS – 105.5% (Cost $398,695,682)			455,642,550
Money Market Deposit Account – 0.2% (c)			1,078,237
Liabilities in Excess of Other Assets – (5.7)%			(24,697,570)
TOTAL NET ASSETS – 100.0%			$432,023,217

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (5.7)% (a)
Call Options – (5.7)%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $479.82	$(459,311,700)	(9,150)	$(24,348,150)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $355.17	(459,311,700)	(9,150)	(64,050)
TOTAL OPTIONS WRITTEN (Premiums received $15,474,896)			$(24,412,200)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$455,642,550	105.5%
Options Written	(24,412,200)	(5.7)
Money Market Deposit Account	1,078,237	0.3
Liabilities in Excess of Other Assets	(285,370)	(0.1)
	$432,023,217	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.9% (a)(b)
Call Options – 101.7%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.43	$778,169,396	15,502	$769,154,052

Put Options – 0.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $443.28	778,169,396	15,502	1,739,635
TOTAL PURCHASED OPTIONS (Cost $705,752,181)			770,893,687

TOTAL INVESTMENTS – 101.9% (Cost $705,752,181)			770,893,687
Money Market Deposit Account – 0.3% (c)			2,095,484
Liabilities in Excess of Other Assets – (2.2)%			(16,663,583)
TOTAL NET ASSETS – 100.0%			$756,325,588

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.1)% (a)
Call Options – (2.1)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $506.62	$(778,169,396)	(15,502)	$(15,685,854)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $376.79	(778,169,396)	(15,502)	(467,075)
TOTAL OPTIONS WRITTEN (Premiums received $21,600,065)			$(16,152,929)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024
(% of Net Assets)

Purchased Options	$770,893,687	101.9%
Options Written	(16,152,929)	(2.1)
Money Market Deposit Account	2,095,484	0.3
Liabilities in Excess of Other Assets	(510,654)	(0.1)
	$756,325,588	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.9% (a)(b)
Call Options – 100.3%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $4.58	$720,090,310	14,345	$711,139,030

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $457.79	720,090,310	14,345	4,418,260
TOTAL PURCHASED OPTIONS (Cost $672,302,696)			715,557,290

TOTAL INVESTMENTS – 100.9% (Cost $672,302,696)			715,557,290
Money Market Deposit Account – 0.3% (c)			1,929,937
Liabilities in Excess of Other Assets – (1.2)%			(8,597,176)
TOTAL NET ASSETS – 100.0%			$708,890,051

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.1)% (a)
Call Options – (1.0)%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $527.51	$(720,090,310)	(14,345)	$(7,072,085)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $389.12	(720,090,310)	(14,345)	(1,061,530)
TOTAL OPTIONS WRITTEN (Premiums received $20,497,012)			$(8,133,615)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024
(% of Net Assets)

Purchased Options	$715,557,290	100.9%
Options Written	(8,133,615)	(1.2)
Money Market Deposit Account	1,929,937	0.3
Liabilities in Excess of Other Assets	(463,561)	(0.1)
	$708,890,051	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.4% (a)(b)
Call Options – 101.7%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $4.50	$713,263,382	14,209	$704,681,146

Put Options – 0.7%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $450.35	713,263,382	14,209	5,072,613
TOTAL PURCHASED OPTIONS (Cost $655,838,529)			709,753,759

TOTAL INVESTMENTS – 102.4% (Cost $655,838,529)			709,753,759
Money Market Deposit Account – 0.3% (c)			1,924,316
Liabilities in Excess of Other Assets – (2.7)%			(18,840,263)
TOTAL NET ASSETS – 100.0%			$692,837,812

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.7)% (a)
Call Options – (2.5)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $517.77	$(713,263,382)	(14,209)	$(16,937,128)

Put Options – (0.2)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $382.80	(713,263,382)	(14,209)	(1,477,736)
TOTAL OPTIONS WRITTEN (Premiums received $21,331,159)			$(18,414,864)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024
(% of Net Assets)

Purchased Options	$709,753,759	102.4%
Options Written	(18,414,864)	(2.7)
Money Market Deposit Account	1,924,316	0.3
Liabilities in Excess of Other Assets	(425,399)	0.0
	$692,837,812	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.1% (a)(b)
Call Options – 105.5%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.27	$656,891,028	13,086	$647,155,044

Put Options – 0.6%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.48	656,891,028	13,086	3,821,112
TOTAL PURCHASED OPTIONS (Cost $576,584,019)			650,976,156

TOTAL INVESTMENTS – 106.1% (Cost $576,584,019)			650,976,156
Money Market Deposit Account – 0.3% (c)			1,755,267
Liabilities in Excess of Other Assets – (6.4)%			(39,031,942)
TOTAL NET ASSETS – 100.0%			$613,699,481

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (6.3)% (a)
Call Options – (6.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $493.74	$(656,891,028)	(13,086)	$(37,190,412)

Put Options – (0.2)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $363.36	(656,891,028)	(13,086)	(1,400,202)
TOTAL OPTIONS WRITTEN (Premiums received $21,376,127)			$(38,590,614)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$650,976,156	106.1%
Options Written	(38,590,614)	(6.3)
Money Market Deposit Account	1,755,267	0.3
Liabilities in Excess of Other Assets	(441,328)	(0.1)
	$613,699,481	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 108.6% (a)(b)
Call Options – 107.9%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $4.18	$794,232,756	15,822	$783,698,468

Put Options – 0.7%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.20	794,232,756	15,822	4,965,577
TOTAL PURCHASED OPTIONS (Cost $684,608,734)			788,664,045

TOTAL INVESTMENTS – 108.6% (Cost $684,608,734)			788,664,045
Money Market Deposit Account – 0.3% (c)			1,930,161
Liabilities in Excess of Other Assets – (8.9)%			(64,739,647)
TOTAL NET ASSETS – 100.0%			$725,854,559

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (8.9)% (a)
Call Options – (8.6)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $484.19	$(794,232,756)	(15,822)	$(62,233,780)

Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $355.47	(794,232,756)	(15,822)	(2,022,210)
TOTAL OPTIONS WRITTEN (Premiums received $27,049,766)			$(64,255,990)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$788,664,045	108.7%
Options Written	(64,255,990)	(8.9)
Money Market Deposit Account	1,930,161	0.3
Liabilities in Excess of Other Assets	(483,657)	(0.1)
	$725,854,559	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 104.3% (a)(b)
Call Options – 102.8%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.56	$853,667,188	17,006	$842,099,366

Put Options – 1.5%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40	853,667,188	17,006	12,283,264
TOTAL PURCHASED OPTIONS (Cost $797,811,744)			854,382,630

TOTAL INVESTMENTS – 104.3% (Cost $797,811,744)			854,382,630
Money Market Deposit Account – 0.3% (c)			2,331,839
Liabilities in Excess of Other Assets – (4.6)%			(37,603,513)
TOTAL NET ASSETS – 100.0%			$819,110,956

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (4.5)% (a)
Call Options – (4.0)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.07	$(853,667,188)	(17,006)	$(32,888,924)

Put Options – (0.5)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $387.94	(853,667,188)	(17,006)	(4,185,516)
TOTAL OPTIONS WRITTEN (Premiums received $26,340,538)			$(37,074,440)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$854,382,630	104.3%
Options Written	(37,074,440)	(4.5)
Money Market Deposit Account	2,331,839	0.3
Liabilities in Excess of Other Assets	(529,073)	(0.1)
	$819,110,956	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.6% (a)(b)
Call Options – 101.0%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.74	$198,131,506	3,947	$194,716,049

Put Options – 1.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54	198,131,506	3,947	3,115,643
TOTAL PURCHASED OPTIONS (Cost $190,270,890)			197,831,692

TOTAL INVESTMENTS – 102.6% (Cost $190,270,890)			197,831,692
Money Market Deposit Account – 0.3% (c)			542,145
Liabilities in Excess of Other Assets – (2.9)%			(5,516,216)
TOTAL NET ASSETS – 100.0%			$192,857,621

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.8)% (a)
Call Options – (2.6)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $541.57	$(198,131,506)	(3,947)	$(4,916,186)

Put Options – (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $308.95	(198,131,506)	(3,947)	(476,166)
TOTAL OPTIONS WRITTEN (Premiums received $3,790,298)			$(5,392,352)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$197,831,692	102.6%
Options Written	(5,392,352)	(2.8)
Money Market Deposit Account	542,145	0.3
Liabilities in Excess of Other Assets	(123,864)	(0.1)
	$192,857,621	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.6% (a)(b)
Call Options – 100.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.82	$94,723,626	1,887	$93,132,319

Put Options – 2.0%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $458.74	94,723,626	1,887	1,840,806
TOTAL PURCHASED OPTIONS (Cost $93,286,082)			94,973,125

TOTAL INVESTMENTS – 102.6% (Cost $93,286,082)			94,973,125
Money Market Deposit Account – 0.3% (c)			250,333
Liabilities in Excess of Other Assets – (2.9)%			(2,688,852)
TOTAL NET ASSETS – 100.0%			$92,534,606

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.8)% (a)
Call Options – (2.5)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $548.55	$(94,723,626)	(1,887)	$(2,355,656)

Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $313.87	(94,723,626)	(1,887)	(274,200)
TOTAL OPTIONS WRITTEN (Premiums received $2,385,277)			$(2,629,856)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$94,973,125	102.6%
Options Written	(2,629,856)	(2.8)
Money Market Deposit Account	250,333	0.3
Liabilities in Excess of Other Assets	(58,996)	(0.1)
	$92,534,606	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.2% (a)(b)
Call Options – 98.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.07	$164,197,658	3,271	$161,439,028

Put Options – 3.0%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $482.68	164,197,658	3,271	4,948,892
TOTAL PURCHASED OPTIONS (Cost $168,902,173)			166,387,920

TOTAL INVESTMENTS – 101.2% (Cost $168,902,173)			166,387,920
Money Market Deposit Account – 0.3% (c)			509,974
Liabilities in Excess of Other Assets – (1.5)%			(2,434,420)
TOTAL NET ASSETS – 100.0%			$164,463,474

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.4)% (a)
Call Options – (1.0)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $583.23	$(164,197,658)	(3,271)	$(1,696,504)

Put Options – (0.4)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $330.25	(164,197,658)	(3,271)	(640,364)
TOTAL OPTIONS WRITTEN (Premiums received $3,694,225)			$(2,336,868)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$166,387,920	101.2%
Options Written	(2,336,868)	(1.4)
Money Market Deposit Account	509,974	0.3
Liabilities in Excess of Other Assets	(97,552)	(0.1)
	$164,463,474	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.9% (a)(b)
Call Options – 96.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $5.22	$142,110,538	2,831	$139,246,783

Put Options – 4.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $496.92	142,110,538	2,831	5,681,081
TOTAL PURCHASED OPTIONS (Cost $148,780,677)			144,927,864

TOTAL INVESTMENTS – 100.9% (Cost $148,780,677)			144,927,864
Money Market Deposit Account – 0.3% (c)			426,645
Liabilities in Excess of Other Assets – (1.2)%			(1,707,067)
TOTAL NET ASSETS – 100.0%			$143,647,442

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.1)% (a)
Call Options – (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $602.73	$(142,110,538)	(2,831)	$(935,447)

Put Options – (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $340.00	(142,110,538)	(2,831)	(699,031)
TOTAL OPTIONS WRITTEN (Premiums received $2,936,164)			$(1,634,478)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$144,927,864	100.9%
Options Written	(1,634,478)	(1.1)
Money Market Deposit Account	426,645	0.3
Liabilities in Excess of Other Assets	(72,589)	(0.1)
	$143,647,442	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – May

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 101.9% (a)(b)
Call Options – 98.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $5.01	$42,116,122	839	$41,253,630

Put Options – 3.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $476.88	42,116,122	839	1,337,366
TOTAL PURCHASED OPTIONS (Cost $42,595,018)			42,590,996

TOTAL INVESTMENTS – 101.9% (Cost $42,595,018)			42,590,996
Money Market Deposit Account – 0.3% (c)			118,174
Liabilities in Excess of Other Assets – (2.2)%			(899,849)
TOTAL NET ASSETS – 100.0%			$41,809,321

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – May

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.2)% (a)
Call Options – (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $578.08	$(42,116,122)	(839)	$(718,184)

Put Options – (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $326.29	(42,116,122)	(839)	(193,809)
TOTAL OPTIONS WRITTEN (Premiums received $907,964)			$(911,993)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$42,590,996	101.9%
Options Written	(911,993)	(2.2)
Money Market Deposit Account	118,174	0.3
Other Assets in Excess of Other Assets	12,144	0.0 (a )
	$41,809,321	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – June

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.6% (a)(b)
Call Options – 106.6%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $4.17	$55,970,770	1,115	$55,543,647

Put Options – 0.0% (c)
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $396.96	55,970,770	1,115	16,624
TOTAL PURCHASED OPTIONS (Cost $48,364,482)			55,560,271

TOTAL INVESTMENTS – 106.6% (Cost $48,364,482)			55,560,271
Money Market Deposit Account – 0.2% (d)			122,253
Liabilities in Excess of Other Assets – (6.8)%			(3,544,631)
TOTAL NET ASSETS – 100.0%			$52,137,893

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  Represents less than 0.05% of net assets.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – June

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (6.7)% (a)
Call Options – (6.7)%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $474.51	$(55,970,770)	(1,115)	$(3,508,470)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $271.60	(55,970,770)	(1,115)	(2,163)
TOTAL OPTIONS WRITTEN (Premiums received $1,340,849)			$(3,510,633)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$55,560,271	106.6%
Options Written	(3,510,633)	(6.7)
Money Market Deposit Account	122,253	0.2
Liabilities in Excess of Other Assets	(33,998)	(0.1)
	$52,137,893	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.1% (a)(b)
Call Options – 101.9%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.42	$79,112,048	1,576	$78,197,070

Put Options – 0.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $421.12	79,112,048	1,576	101,526
TOTAL PURCHASED OPTIONS (Cost $70,709,803)			78,298,596

TOTAL INVESTMENTS – 102.1% (Cost $70,709,803)			78,298,596
Money Market Deposit Account – 0.3% (c)			247,844
Liabilities in Excess of Other Assets – (2.4)%			(1,811,859)
TOTAL NET ASSETS – 100.0%			$76,734,581

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.3)% (a)
Call Options – (2.3)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $504.90	$(79,112,048)	(1,576)	$(1,743,639)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $288.13	(79,112,048)	(1,576)	(18,818)
TOTAL OPTIONS WRITTEN (Premiums received $1,475,641)			$(1,762,457)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$78,298,596	102.0%
Options Written	(1,762,457)	(2.3)
Money Market Deposit Account	247,844	0.3
Liabilities in Excess of Other Assets	(49,402)	0.0
	$76,734,581	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.9% (a)(b)
Call Options – 100.6%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $4.56	$199,286,060	3,970	$196,816,720

Put Options – 0.3%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $434.90	199,286,060	3,970	698,720
TOTAL PURCHASED OPTIONS (Cost $185,944,492)			197,515,440

TOTAL INVESTMENTS – 100.9% (Cost $185,944,492)			197,515,440
Money Market Deposit Account – 0.3% (c)			602,299
Liabilities in Excess of Other Assets – (1.2)%			(2,409,142)
TOTAL NET ASSETS – 100.0%			$195,708,597

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.1)% (a)
Call Options – (1.1)%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $525.82	$(199,286,060)	(3,970)	$(2,163,650)

Put Options – 0.0% (b)
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $297.56	(199,286,060)	(3,970)	(79,400)
TOTAL OPTIONS WRITTEN (Premiums received $1,595,443)			$(2,243,050)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$197,515,440	100.9%
Options Written	(2,243,050)	(1.2)
Money Market Deposit Account	602,299	0.4
Liabilities in Excess of Other Assets	(166,092)	(0.1)
	$195,708,597	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 102.5% (a)(b)
Call Options – 102.1%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $4.49	$62,195,322	1,239	$61,533,423

Put Options – 0.4%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $427.83	62,195,322	1,239	267,810
TOTAL PURCHASED OPTIONS (Cost $56,444,315)			61,801,233

TOTAL INVESTMENTS – 102.5% (Cost $56,444,315)			61,801,233
Money Market Deposit Account – 0.2% (c)			146,846
Liabilities in Excess of Other Assets – (2.7)%			(1,655,413)
TOTAL NET ASSETS – 100.0%			$60,292,666

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.7)% (a)
Call Options – (2.6)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $516.24	$(62,195,322)	(1,239)	$(1,578,300)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $292.73	(62,195,322)	(1,239)	(38,558)
TOTAL OPTIONS WRITTEN (Premiums received $1,157,011)			$(1,616,858)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$61,801,233	102.5%
Options Written	(1,616,858)	(2.7)
Money Market Deposit Account	146,846	0.2
Liabilities in Excess of Other Assets	(38,555)	0.0
	$60,292,666	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – October

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 106.3% (a)(b)
Call Options – 105.9%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.26	$100,596,792	2,004	$99,228,160

Put Options – 0.4%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $406.11	100,596,792	2,004	406,852
TOTAL PURCHASED OPTIONS (Cost $87,001,541)			99,635,012

TOTAL INVESTMENTS – 106.3% (Cost $87,001,541)			99,635,012
Money Market Deposit Account – 0.3% (c)			239,196
Liabilities in Excess of Other Assets – (6.6)%			(6,183,571)
TOTAL NET ASSETS – 100.0%			$93,690,637

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – October

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (6.5)% (a)
Call Options – (6.4)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $491.73	$(100,596,792)	(2,004)	$(6,050,797)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $277.86	(100,596,792)	(2,004)	(73,026)
TOTAL OPTIONS WRITTEN (Premiums received $2,188,364)			$(6,123,823)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$99,635,012	106.3%
Options Written	(6,123,823)	(6.5)
Money Market Deposit Account	239,196	0.3
Liabilities in Excess of Other Assets	(59,748)	(0.1)
	$93,690,637	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – November

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 108.7% (a)(b)
Call Options – 108.2%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $4.17	$58,982,650	1,175	$58,201,475

Put Options – 0.5%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $397.29	58,982,650	1,175	266,220
TOTAL PURCHASED OPTIONS (Cost $51,227,521)			58,467,695

TOTAL INVESTMENTS – 108.7% (Cost $51,227,521)			58,467,695
Money Market Deposit Account – 0.3% (c)			169,035
Liabilities in Excess of Other Assets – (9.0)%			(4,834,404)
TOTAL NET ASSETS – 100.0%			$53,802,326

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – November

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (8.9)% (a)
Call Options – (8.8)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $482.81	$(58,982,650)	(1,175)	$(4,743,933)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $271.83	(58,982,650)	(1,175)	(56,318)
TOTAL OPTIONS WRITTEN (Premiums received $1,463,217)			$(4,800,251)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$58,467,695	108.7%
Options Written	(4,800,251)	(8.9)
Money Market Deposit Account	169,035	0.3
Liabilities in Excess of Other Assets	(34,153)	(0.1)
	$53,802,326	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – December

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 103.9% (a)(b)
Call Options – 102.9%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.55	$92,364,320	1,840	$91,114,500

Put Options – 1.0%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $433.58	92,364,320	1,840	898,895
TOTAL PURCHASED OPTIONS (Cost $85,483,465)			92,013,395

TOTAL INVESTMENTS – 103.9% (Cost $85,483,465)			92,013,395
Money Market Deposit Account – 0.3% (c)			235,672
Liabilities in Excess of Other Assets – (4.2)%			(3,728,533)
TOTAL NET ASSETS – 100.0%			$88,520,534

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator U.S. Equity Ultra Buffer ETF – December

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (4.1)% (a)
Call Options – (4.0)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.44	$(92,364,320)	(1,840)	$(3,523,435)

Put Options – (0.1)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $296.66	(92,364,320)	(1,840)	(148,359)
TOTAL OPTIONS WRITTEN (Premiums received $1,863,202)			$(3,671,794)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$92,013,395	103.9%
Options Written	(3,671,794)	(4.2)
Money Market Deposit Account	235,672	0.3
Liabilities in Excess of Other Assets	(56,739)	(0.1)
	$88,520,534	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 10.4% (a)(b)
Put Options – 10.4%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,240.14	$52,371,176	104	$519,154
TOTAL PURCHASED OPTIONS (Cost $969,238)			519,154

		Par
SHORT-TERM INVESTMENTS – 101.9%
U.S. Treasury Bills – 101.9%
1.74%, 06/27/2024 (c)		98,200	97,381
2.64%, 10/03/2024 (c)		98,400	96,207
2.98%, 12/26/2024 (c)		5,045,300	4,876,764
TOTAL SHORT-TERM INVESTMENTS (Cost $5,083,729)			5,070,352

TOTAL INVESTMENTS – 112.3% (Cost $6,052,967)			5,589,506
Money Market Deposit Account – 0.1% (d)			5,038
Liabilities in Excess of Other Assets – (12.4)%			(617,619)
TOTAL NET ASSETS – 100.0%			$4,976,925

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (12.3)% (a)
Put Options – (12.3)%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,287.78	$(56,399,728)	(112)	$(601,845)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $428.78	(1,208,568)	(24)	(12,785)
Total Put Options			(614,630)
TOTAL OPTIONS WRITTEN (Premiums received $1,133,693)			$(614,630)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$519,154	10.4%
Options Written	(614,630)	(12.4)
U.S. Treasury Bills	5,070,352	101.9
Money Market Deposit Account	5,038	0.1
Liabilities in Excess of Other Assets	(2,989)	0.0
	$4,976,925	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 10.7% (a)(b)
Put Options – 10.7%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,763.72	$196,391,910	390	$997,363
TOTAL PURCHASED OPTIONS (Cost $1,931,545)			997,363

		Par
SHORT-TERM INVESTMENTS – 101.2%
U.S. Treasury Bills – 101.2%
1.85%, 06/27/2024 (c)		155,500	154,203
2.80%, 10/03/2024 (c)		155,800	152,328
3.17%, 12/26/2024 (c)		9,429,500	9,114,510
TOTAL SHORT-TERM INVESTMENTS (Cost $9,445,224)			9,421,041

TOTAL INVESTMENTS – 111.9% (Cost $11,376,769)			10,418,404
Money Market Deposit Account – 0.1% (d)			11,217
Liabilities in Excess of Other Assets – (12.0)%			(1,119,230)
TOTAL NET ASSETS – 100.0%			$9,310,391

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (12.0)% (a)
Put Options – (12.0)%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,811.36	$(203,945,445)	(405)	$(1,101,430)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $381.14	(2,266,065)	(45)	(12,047)
Total Put Options			(1,113,477)
TOTAL OPTIONS WRITTEN (Premiums received $2,149,759)			$(1,113,477)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$997,363	10.7%
Options Written	(1,113,477)	(12.0)
U.S. Treasury Bills	9,421,041	101.2
Money Market Deposit Account	11,217	0.1
Liabilities in Excess of Other Assets	(5,753)	0.0
	$9,310,391	100.0%
The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 9.0% (a)(b)
Put Options – 9.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,287.30	$784,056,933	1,557	$2,237,752
TOTAL PURCHASED OPTIONS (Cost $3,966,479)			2,237,752

		Par
SHORT-TERM INVESTMENTS – 100.7%
U.S. Treasury Bills – 100.7%
2.00%, 06/27/2024 (c)		345,700	342,817
3.00%, 10/03/2024 (c)		346,400	338,680
3.37%, 12/26/2024 (c)		25,069,600	24,232,158
TOTAL SHORT-TERM INVESTMENTS (Cost $24,976,153)			24,913,655

TOTAL INVESTMENTS – 109.7% (Cost $28,942,632)			27,151,407
Money Market Deposit Account – 0.2% (d)			52,843
Liabilities in Excess of Other Assets – (9.9)%			(2,459,826)
TOTAL NET ASSETS – 100.0%			$24,744,424

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (9.9)% (a)
Put Options – (9.9)%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,334.94	$(804,199,693)	(1,597)	$(2,426,705)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $333.49	(5,992,483)	(119)	(17,736)
Total Put Options			(2,444,441)
TOTAL OPTIONS WRITTEN (Premiums received $4,306,977)			$(2,444,441)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$2,237,752	9.0%
Options Written	(2,444,441)	(9.9)
U.S. Treasury Bills	24,913,655	100.7
Money Market Deposit Account	52,843	0.2
Liabilities in Excess of Other Assets	(15,385)	0.0
	$24,744,424	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 6.9% (a)(b)
Put Options – 6.9%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,810.88	$602,268,524	1,196	$982,753
TOTAL PURCHASED OPTIONS (Cost $1,434,470)			982,753

		Par
SHORT-TERM INVESTMENTS – 100.6%
U.S. Treasury Bills – 100.6%
1.60%, 06/27/2024 (c)		172,200	170,764
2.39%, 10/03/2024 (c)		172,500	168,656
2.69%, 12/26/2024 (c)		14,398,100	13,917,136
TOTAL SHORT-TERM INVESTMENTS (Cost $14,284,423)			14,256,556

TOTAL INVESTMENTS – 107.5% (Cost $15,718,893)			15,239,309
Money Market Deposit Account – 0.1% (d)			16,637
Liabilities in Excess of Other Assets – (7.6)%			(1,075,182)
TOTAL NET ASSETS – 100.0%			$14,180,764

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (7.5)% (a)
Put Options – (7.5)%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,858.52	$(613,850,611)	(1,219)	$(1,060,225)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $285.85	(3,474,633)	(69)	(6,087)
Total Put Options			(1,066,312)
TOTAL OPTIONS WRITTEN (Premiums received $1,554,486)			$(1,066,312)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$982,753	6.9%
Options Written	(1,066,312)	(7.5)
U.S. Treasury Bills	14,256,556	100.5
Money Market Deposit Account	16,637	0.1
Liabilities in Excess of Other Assets	(8,870)	0.0
	$14,180,764	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 25.6% (a)(b)
Put Options – 25.6%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,676.33	$77,046,057	153	$2,017,755
TOTAL PURCHASED OPTIONS (Cost $1,729,478)			2,017,755

		Par
SHORT-TERM INVESTMENTS – 104.7%
U.S. Treasury Bills – 104.7%
2.04%, 06/27/2024 (c)		153,800	152,516
2.16%, 10/03/2024 (c)		154,000	150,568
2.65%, 12/26/2024 (c)		154,300	149,146
2.73%, 03/20/2025 (c)		8,183,900	7,816,780
TOTAL SHORT-TERM INVESTMENTS (Cost $8,286,367)			8,269,010

TOTAL INVESTMENTS – 130.3% (Cost $10,015,845)			10,286,765
Money Market Deposit Account – 0.1% (d)			6,088
Liabilities in Excess of Other Assets – (30.4)%			(2,397,436)
TOTAL NET ASSETS – 100.0%			$7,895,417

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (30.3)% (a)
Put Options – (30.3)%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,728.87	$(79,563,902)	(158)	$(2,246,523)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $472.89	(5,186,771)	(103)	(144,805)
Total Put Options			(2,391,328)
TOTAL OPTIONS WRITTEN (Premiums received $1,958,477)			$(2,391,328)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$2,017,755	25.6%
Options Written	(2,391,328)	(30.3)
U.S. Treasury Bills	8,269,010	104.7
Money Market Deposit Account	6,088	0.1
Liabilities in Excess of Other Assets	(6,108)	(0.1)
	$7,895,417	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 24.2% (a)(b)
Put Options – 24.2%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,150.90	$497,526,172	988	$6,215,043
TOTAL PURCHASED OPTIONS (Cost $5,841,886)			6,215,043

		Par
SHORT-TERM INVESTMENTS – 103.1%
U.S. Treasury Bills – 103.1%
1.83%, 06/27/2024 (c)		423,000	419,472
2.32%, 10/03/2024 (c)		424,000	414,551
2.39%, 12/26/2024 (c)		424,800	410,610
2.46%, 03/20/2025 (c)		26,355,600	25,173,318
TOTAL SHORT-TERM INVESTMENTS (Cost $26,473,031)			26,417,951

TOTAL INVESTMENTS – 127.3% (Cost $32,314,917)			32,632,994
Money Market Deposit Account – 0.1% (d)			15,145
Liabilities in Excess of Other Assets – (27.4)%			(7,026,344)
TOTAL NET ASSETS – 100.0%			$25,621,795

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (27.4)% (a)
Put Options – (27.4)%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,203.44	$(517,165,363)	(1,027)	$(6,941,041)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $420.34	(5,237,128)	(104)	(69,209)
Total Put Options			(7,010,250)
TOTAL OPTIONS WRITTEN (Premiums received $6,482,317)			$(7,010,250)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$6,215,043	24.3%
Options Written	(7,010,250)	(27.4)
U.S. Treasury Bills	26,417,951	103.1
Money Market Deposit Account	15,145	0.1
Liabilities in Excess of Other Assets	(16,094)	(0.1)
	$25,621,795	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 18.5% (a)(b)
Put Options – 18.5%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,625.47	$1,099,794,696	2,184	$7,027,457
TOTAL PURCHASED OPTIONS (Cost $7,296,146)			7,027,457

		Par
SHORT-TERM INVESTMENTS – 101.8%
U.S. Treasury Bills – 101.8%
1.70%, 06/27/2024 (c)		543,100	538,570
2.16%, 10/03/2024 (c)		544,300	532,170
2.23%, 12/26/2024 (c)		545,200	526,988
2.29%, 03/20/2025 (c)		38,840,200	37,097,873
TOTAL SHORT-TERM INVESTMENTS (Cost $38,777,058)			38,695,601

TOTAL INVESTMENTS – 120.3% (Cost $46,073,204)			45,723,058
Money Market Deposit Account – 0.1% (d)			21,849
Liabilities in Excess of Other Assets – (20.4)%			(7,757,360)
TOTAL NET ASSETS – 100.0%			$37,987,547

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (20.4)% (a)
Put Options – (20.4)%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,678.01	$(1,131,519,543)	(2,247)	$(7,700,065)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $367.80	(4,934,986)	(98)	(32,729)
Total Put Options			(7,732,794)
TOTAL OPTIONS WRITTEN (Premiums received $7,911,307)			$(7,732,794)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$7,027,457	18.5%
Options Written	(7,732,794)	(20.4)
U.S. Treasury Bills	38,695,601	101.9
Money Market Deposit Account	21,849	0.1
Liabilities in Excess of Other Assets	(24,566)	(0.1)
	$37,987,547	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 13.6% (a)(b)
Put Options – 13.6%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,100.04	$803,696,124	1,596	$2,830,011
TOTAL PURCHASED OPTIONS (Cost $3,109,562)			2,830,011

		Par
SHORT-TERM INVESTMENTS – 101.1%
U.S. Treasury Bills – 101.1%
1.70%, 06/27/2024 (c)		264,700	262,493
2.16%, 10/03/2024 (c)		265,300	259,388
2.23%, 12/26/2024 (c)		265,800	256,921
2.29%, 03/20/2025 (c)		21,265,800	20,311,840
TOTAL SHORT-TERM INVESTMENTS (Cost $21,135,168)			21,090,642

TOTAL INVESTMENTS – 114.7% (Cost $24,244,730)			23,920,653
Money Market Deposit Account – 0.1% (d)			12,247
Liabilities in Excess of Other Assets – (14.8)%			(3,086,468)
TOTAL NET ASSETS – 100.0%			$20,846,432

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (14.7)% (a)
Put Options – (14.7)%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,152.58	$(818,803,194)	(1,626)	$(3,054,977)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $315.26	(4,985,343)	(99)	(18,028)
Total Put Options			(3,073,005)
TOTAL OPTIONS WRITTEN (Premiums received $3,317,160)			$(3,073,005)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$2,830,011	13.6%
Options Written	(3,073,005)	(14.8)
U.S. Treasury Bills	21,090,642	101.2
Money Market Deposit Account	12,247	0.1
Liabilities in Excess of Other Assets	(13,463)	(0.1)
	$20,846,432	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 10 Barrier ETF – July

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 0.9% (a)(b)
Put Options – 0.9%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $3,960.64	$49,349,762	98	$38,770
TOTAL PURCHASED OPTIONS (Cost $927,786)			38,770

		Par
SHORT-TERM INVESTMENTS – 100.0%
U.S. Treasury Bills – 100.0%
1.13%, 06/27/2024 (c)		4,429,000	4,392,061
TOTAL SHORT-TERM INVESTMENTS (Cost $4,393,478)			4,392,061

TOTAL INVESTMENTS – 100.9% (Cost $5,321,264)			4,430,831
Money Market Deposit Account – 0.2% (d)			7,833
Liabilities in Excess of Other Assets – (1.1)%			(48,207)
TOTAL NET ASSETS – 100.0%			$4,390,457

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 10 Barrier ETF – July

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.0)% (a)
Put Options – (1.0)%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $4,005.14	$(52,874,745)	(105)	$(44,474)
S&P 500 Mini Index, Expiration: 06/28/2024; Exercise Price: $400.52	(1,409,996)	(28)	(1,136)
Total Put Options			(45,610)
TOTAL OPTIONS WRITTEN (Premiums received $972,338)			$(45,610)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$38,770	0.9%
Options Written	(45,610)	(1.0)
U.S. Treasury Bills	4,392,061	100.0
Money Market Deposit Account	7,833	0.2
Liabilities in Excess of Other Assets	(2,597)	(0.1)
	$4,390,457	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 20 Barrier ETF – July

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 0.9% (a)(b)
Put Options – 0.9%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $3,515.63	$532,776,002	1,058	$223,598
TOTAL PURCHASED OPTIONS (Cost $5,758,526)			223,598

		Par
SHORT-TERM INVESTMENTS – 100.0%
U.S. Treasury Bills – 100.0%
0.84%, 06/27/2024 (c)		23,975,600	23,775,638
TOTAL SHORT-TERM INVESTMENTS (Cost $23,784,103)			23,775,638

TOTAL INVESTMENTS – 100.9% (Cost $29,542,629)			23,999,236
Money Market Deposit Account – 0.2% (d)			41,064
Liabilities in Excess of Other Assets – (1.1)%			(264,409)
TOTAL NET ASSETS – 100.0%			$23,775,891

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 20 Barrier ETF – July

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.0)% (a)
Put Options – (1.0)%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $3,560.13	$(551,911,624)	(1,096)	$(246,600)
S&P 500 Mini Index, Expiration: 06/28/2024; Exercise Price: $356.02	(7,503,193)	(149)	(2,858)
Total Put Options			(249,458)
TOTAL OPTIONS WRITTEN (Premiums received $6,137,365)			$(249,458)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$223,598	0.9%
Options Written	(249,458)	(1.1)
U.S. Treasury Bills	23,775,638	100.0
Money Market Deposit Account	41,064	0.2
Liabilities in Excess of Other Assets	(14,951)	0.0
	$23,775,891	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 30 Barrier ETF – July

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 0.7% (a)(b)
Put Options – 0.7%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $3,070.61	$862,613,697	1,713	$185,432
TOTAL PURCHASED OPTIONS (Cost $5,297,228)			185,432

		Par
SHORT-TERM INVESTMENTS – 100.0%
U.S. Treasury Bills – 100.0%
0.84%, 06/27/2024 (c)		25,817,900	25,602,574
TOTAL SHORT-TERM INVESTMENTS (Cost $25,611,690)			25,602,574

TOTAL INVESTMENTS – 100.7% (Cost $30,908,918)			25,788,006
Money Market Deposit Account – 0.2% (d)			57,932
Liabilities in Excess of Other Assets – (0.9)%			(221,515)
TOTAL NET ASSETS – 100.0%			$25,624,423

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 30 Barrier ETF – July

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.8)% (a)
Put Options – (0.8)%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $3,115.11	$(883,260,026)	(1,754)	$(203,797)
S&P 500 Mini Index, Expiration: 06/28/2024; Exercise Price: $311.51	(8,107,477)	(161)	(1,643)
Total Put Options			(205,440)
TOTAL OPTIONS WRITTEN (Premiums received $5,414,791)			$(205,440)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$185,432	0.7%
Options Written	(205,440)	(0.8)
U.S. Treasury Bills	25,602,574	99.9
Money Market Deposit Account	57,932	0.2
Liabilities in Excess of Other Assets	(16,075)	0.0
	$25,624,423	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 40 Barrier ETF – July

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 0.5% (a)(b)
Put Options – 0.5%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $2,625.59	$392,783,820	780	$40,373
TOTAL PURCHASED OPTIONS (Cost $1,199,672)			40,373

		Par
SHORT-TERM INVESTMENTS – 100.0%
U.S. Treasury Bills – 100.0%
0.84%, 06/27/2024 (c)		8,803,400	8,729,977
TOTAL SHORT-TERM INVESTMENTS (Cost $8,733,086)			8,729,977

TOTAL INVESTMENTS – 100.5% (Cost $9,932,758)			8,770,350
Money Market Deposit Account – 0.1% (d)			12,090
Liabilities in Excess of Other Assets – (0.6)%			(49,969)
TOTAL NET ASSETS – 100.0%			$8,732,471

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 40 Barrier ETF – July

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.5)% (a)
Put Options – (0.5)%
S&P 500 Index, Expiration: 06/28/2024; Exercise Price: $2,670.10	$(399,833,786)	(794)	$(44,274)
S&P 500 Mini Index, Expiration: 06/28/2024; Exercise Price: $267.01	(2,769,635)	(55)	(316)
Total Put Options			(44,590)
TOTAL OPTIONS WRITTEN (Premiums received $1,301,589)			$(44,590)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$40,373	0.5%
Options Written	(44,590)	(0.5)
U.S. Treasury Bills	8,729,977	100.0
Money Market Deposit Account	12,090	0.1
Liabilities in Excess of Other Assets	(5,379)	(0.1)
	$8,732,471	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 10 Barrier ETF – October

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 3.2% (a)(b)
Put Options – 3.2%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $3,816.59	$56,399,728	112	$154,983
TOTAL PURCHASED OPTIONS (Cost $1,124,840)			154,983

		Par
SHORT-TERM INVESTMENTS – 100.5%
U.S. Treasury Bills – 100.5%
0.84%, 06/27/2024 (c)		110,100	109,182
1.97%, 10/03/2024 (c)		4,896,800	4,787,672
TOTAL SHORT-TERM INVESTMENTS (Cost $4,899,398)			4,896,854

TOTAL INVESTMENTS – 103.7% (Cost $6,024,238)			5,051,837
Money Market Deposit Account – 0.1% (d)			3,614
Liabilities in Excess of Other Assets – (3.8)%			(184,521)
TOTAL NET ASSETS – 100.0%			$4,870,930

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 10 Barrier ETF – October

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.7)% (a)
Put Options – (3.7)%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $3,859.47	$(60,428,280)	(120)	$(176,920)
S&P 500 Mini Index, Expiration: 09/30/2024; Exercise Price: $385.95	(1,611,424)	(32)	(4,678)
Total Put Options			(181,598)
TOTAL OPTIONS WRITTEN (Premiums received $1,314,849)			$(181,598)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$154,983	3.2%
Options Written	(181,598)	(3.7)
U.S. Treasury Bills	4,896,854	100.5
Money Market Deposit Account	3,614	0.1
Liabilities in Excess of Other Assets	(2,923)	(0.1)
	$4,870,930	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 20 Barrier ETF – October

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 3.5% (a)(b)
Put Options – 3.5%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $3,387.76	$449,183,548	892	$677,893
TOTAL PURCHASED OPTIONS (Cost $4,781,920)			677,893

		Par
SHORT-TERM INVESTMENTS – 100.4%
U.S. Treasury Bills – 100.4%
0.89%, 06/27/2024 (c)		377,500	374,352
2.17%, 10/03/2024 (c)		19,524,000	19,088,897
TOTAL SHORT-TERM INVESTMENTS (Cost $19,472,600)			19,463,249

TOTAL INVESTMENTS – 103.9% (Cost $24,254,520)			20,141,142
Money Market Deposit Account – 0.1% (d)			15,028
Liabilities in Excess of Other Assets – (4.0)%			(766,538)
TOTAL NET ASSETS – 100.0%			$19,389,632

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 20 Barrier ETF – October

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.9)% (a)
Put Options – (3.9)%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $3,430.64	$(465,297,756)	(924)	$(744,254)
S&P 500 Mini Index, Expiration: 09/30/2024; Exercise Price: $343.06	(6,344,982)	(126)	(10,055)
Total Put Options			(754,309)
TOTAL OPTIONS WRITTEN (Premiums received $5,295,169)			$(754,309)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$677,893	3.5%
Options Written	(754,309)	(3.9)
U.S. Treasury Bills	19,463,249	100.4
Money Market Deposit Account	15,028	0.1
Liabilities in Excess of Other Assets	(12,229)	(0.1)
	$19,389,632	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – OCTOBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 3.0% (a)(b)
Put Options – 3.0%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $2,958.93	$800,674,710	1,590	$678,231
TOTAL PURCHASED OPTIONS (Cost $4,946,460)			678,231

		Par
SHORT-TERM INVESTMENTS – 100.2%
U.S. Treasury Bills – 100.2%
0.84%, 06/27/2024 (c)		379,600	376,434
2.12%, 10/03/2024 (c)		23,115,900	22,600,749
TOTAL SHORT-TERM INVESTMENTS (Cost $22,986,266)			22,977,183

TOTAL INVESTMENTS – 103.2% (Cost $27,932,726)			23,655,414
Money Market Deposit Account – 0.1% (d)			23,525
Liabilities in Excess of Other Assets – (3.3)%			(757,165)
TOTAL NET ASSETS – 100.0%			$22,921,774

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – OCTOBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (3.2)% (a)
Put Options – (3.2)%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $3,001.81	$(819,810,332)	(1,628)	$(735,856)
S&P 500 Mini Index, Expiration: 09/30/2024; Exercise Price: $300.18	(7,553,550)	(150)	(6,837)
Total Put Options			(742,693)
TOTAL OPTIONS WRITTEN (Premiums received $5,234,462)			$(742,693)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$678,231	3.0%
Options Written	(742,693)	(3.2)
U.S. Treasury Bills	22,977,183	100.2
Money Market Deposit Account	23,525	0.1
Liabilities in Excess of Other Assets	(14,472)	(0.1)
	$22,921,774	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 40 Barrier ETF – October

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 2.2% (a)(b)
Put Options – 2.2%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $2,530.10	$646,582,596	1,284	$302,986
TOTAL PURCHASED OPTIONS (Cost $1,679,743)			302,986

		Par
SHORT-TERM INVESTMENTS – 100.0%
U.S. Treasury Bills – 100.0%
1.83%, 06/27/2024 (c)		199,600	197,935
2.68%, 10/03/2024 (c)		13,942,200	13,631,490
TOTAL SHORT-TERM INVESTMENTS (Cost $13,837,570)			13,829,425

TOTAL INVESTMENTS – 102.2% (Cost $15,517,313)			14,132,411
Money Market Deposit Account – 0.2% (d)			32,616
Liabilities in Excess of Other Assets – (2.4)%			(337,778)
TOTAL NET ASSETS – 100.0%			$13,827,249

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The rate shown is the effective yield as of April 30, 2024.

(d)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 40 Barrier ETF – October

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.4)% (a)
Put Options – (2.4)%
S&P 500 Index, Expiration: 09/30/2024; Exercise Price: $2,572.98	$(658,164,683)	(1,307)	$(327,665)
S&P 500 Mini Index, Expiration: 09/30/2024; Exercise Price: $257.30	(4,582,487)	(91)	(2,411)
Total Put Options			(330,076)
TOTAL OPTIONS WRITTEN (Premiums received $1,799,025)			$(330,076)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$302,986	2.2%
Options Written	(330,076)	(2.4)
U.S. Treasury Bills	13,829,425	100.0
Money Market Deposit Account	32,616	0.2
Liabilities in Excess of Other Assets	(7,702)	0.0
	$13,827,249	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – January

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 101.1%
U.S. Treasury Bills – 101.1%
0.44%, 05/16/2024 (a)	47,100	$46,996
1.26%, 06/27/2024 (a)	47,200	46,806
1.43%, 07/11/2024 (a)	47,200	46,711
1.67%, 08/08/2024 (a)	47,200	46,521
2.04%, 10/03/2024 (a)	47,300	46,246
2.17%, 10/31/2024 (a)	47,300	46,060
2.27%, 11/29/2024 (a)	47,300	45,881
2.37%, 12/26/2024 (a)	8,666,100	8,376,613
TOTAL SHORT-TERM INVESTMENTS (Cost $8,729,000)		8,701,834

TOTAL INVESTMENTS – 101.1% (Cost $8,729,000)		8,701,834
Money Market Deposit Account – 0.7% (b)		58,647
Liabilities in Excess of Other Assets – (1.8)%		(156,694)
TOTAL NET ASSETS – 100.0%		$8,603,787

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – January

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.2)% (a)
Put Options – (1.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $431.91	$(9,136,036)	(182)	$(104,394)
TOTAL OPTIONS WRITTEN (Premiums received $219,217)			$(104,394)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(104,394)	(1.2)%
U.S. Treasury Bills	8,701,834	101.1
Money Market Deposit Account	58,647	0.7
Liabilities in Excess of Other Assets	(52,300)	(0.6)
	$8,603,787	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – April

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 102.9%
U.S. Treasury Bills – 102.9%
0.82%, 05/16/2024 (a)	6,600	$6,586
1.70%, 06/27/2024 (a)	6,600	6,545
1.81%, 07/11/2024 (a)	6,600	6,532
1.99%, 08/08/2024 (a)	6,700	6,604
2.16%, 10/03/2024 (a)	6,700	6,551
2.17%, 10/31/2024 (a)	6,700	6,524
2.21%, 11/29/2024 (a)	6,700	6,499
2.23%, 12/26/2024 (a)	6,700	6,476
2.24%, 01/23/2025 (a)	6,700	6,453
2.28%, 02/20/2025 (a)	6,700	6,425
2.29%, 03/20/2025 (a)	1,263,000	1,206,343
TOTAL SHORT-TERM INVESTMENTS (Cost $1,274,204)		1,271,538

TOTAL INVESTMENTS – 102.9% (Cost $1,274,204)		1,271,538
Money Market Deposit Account – 0.6% (b)		7,392
Liabilities in Excess of Other Assets – (3.5)%		(43,144)
TOTAL NET ASSETS – 100.0%		$1,235,786

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.
The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – April

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (2.9)% (a)
Put Options – (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $475.97	$(1,204,752)	(24)	$(35,706)
TOTAL OPTIONS WRITTEN (Premiums received $29,660)			$(35,706)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(35,706)	(2.9)%
U.S. Treasury Bills	1,271,538	102.9
Money Market Deposit Account	7,392	0.6
Liabilities in Excess of Other Assets	(7,438)	(0.6)
	$1,235,786	100.0%

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – October

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 100.3%
U.S. Treasury Bills – 100.3%
0.47%, 05/16/2024 (a)	87,600	$87,408
1.07%, 06/27/2024 (a)	87,700	86,969
1.57%, 07/11/2024 (a)	87,800	86,890
1.93%, 08/08/2024 (a)	87,800	86,537
2.43%, 10/03/2024 (a)	13,801,700	13,494,121
TOTAL SHORT-TERM INVESTMENTS (Cost $13,854,135)		13,841,925

TOTAL INVESTMENTS – 100.3% (Cost $13,854,135)		13,841,925
Money Market Deposit Account – 0.8% (b)		104,447
Liabilities in Excess of Other Assets – (1.1)%		(145,365)
TOTAL NET ASSETS – 100.0%		$13,801,007

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

Innovator Premium Income 9 Buffer ETF – October

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.4)% (a)
Put Options – (0.4)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $388.98	$(16,113,558)	(321)	$(49,941)
TOTAL OPTIONS WRITTEN (Premiums received $239,941)			$(49,941)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(49,941)	(0.4)%
U.S. Treasury Bills	13,841,925	100.3
Money Market Deposit Account	104,447	0.8
Liabilities in Excess of Other Assets	(95,424)	(0.7)
	$13,801,007	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF – QUARTERLY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.1% (a)(b)
Call Options – 98.5%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $1.29	$77,857,098	1,551	$77,436,389

Put Options – 1.6%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $496.92	77,857,098	1,551	1,229,943
TOTAL PURCHASED OPTIONS (Cost $79,859,219)			78,666,332

TOTAL INVESTMENTS – 100.1% (Cost $79,859,219)			78,666,332
Money Market Deposit Account – 0.2% (c)			121,852
Liabilities in Excess of Other Assets – (0.3)%			(218,954)
TOTAL NET ASSETS – 100.0%			$78,569,230

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF – QUARTERLY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.2)% (a)
Call Options – 0.0% (b)
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $565.23	$(77,857,098)	(1,551)	$(11,989)

Put Options – (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $444.61	(77,857,098)	(1,551)	(180,909)
TOTAL OPTIONS WRITTEN (Premiums received $386,656)			$(192,898)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$78,666,332	100.1%
Options Written	(192,898)	(0.3)
Money Market Deposit Account	121,852	0.2
Liabilities in Excess of Other Assets	(26,056)	0.0 (a )
	$78,569,230	100.0%

(a)   Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – JANUARY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 100.7%
U.S. Treasury Bills – 100.7%
0.54%, 05/16/2024 (a)	80,100	$79,924
1.40%, 06/27/2024 (a)	80,200	79,531
1.54%, 07/11/2024 (a)	80,200	79,369
1.80%, 08/08/2024 (a)	80,300	79,145
2.15%, 10/03/2024 (a)	80,400	78,608
2.27%, 10/31/2024 (a)	80,400	78,293
2.36%, 11/29/2024 (a)	80,500	78,085
2.45%, 12/26/2024 (a)	17,333,800	16,754,770
TOTAL SHORT-TERM INVESTMENTS (Cost $17,359,170)		17,307,725

TOTAL INVESTMENTS – 100.7% (Cost $17,359,170)		17,307,725
Money Market Deposit Account – 0.6% (b)		103,621
Liabilities in Excess of Other Assets – (1.3)%		(226,020)
TOTAL NET ASSETS – 100.0%		$17,185,326

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – JANUARY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.8)% (a)
Put Options – (0.8)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $403.44	$(18,221,874)	(363)	$(135,588)
TOTAL OPTIONS WRITTEN (Premiums received $308,765)			$(135,588)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(135,588)	(0.8)%
U.S. Treasury Bills	17,307,725	100.7
Money Market Deposit Account	103,621	0.6
Liabilities in Excess of Other Assets	(90,432)	(0.5)
	$17,185,326	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – APRIL

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 101.8%
U.S. Treasury Bills – 101.8%
1.40%, 05/16/2024 (a)	11,700	$11,674
2.67%, 06/27/2024 (a)	11,700	11,602
2.84%, 07/11/2024 (a)	11,700	11,579
3.07%, 08/08/2024 (a)	11,700	11,532
3.31%, 10/03/2024 (a)	11,700	11,439
3.30%, 10/31/2024 (a)	11,700	11,393
3.34%, 11/29/2024 (a)	11,700	11,349
3.36%, 12/26/2024 (a)	11,800	11,406
3.38%, 01/23/2025 (a)	11,800	11,365
3.44%, 02/20/2025 (a)	11,800	11,317
3.45%, 03/20/2025 (a)	2,522,900	2,409,726
TOTAL SHORT-TERM INVESTMENTS (Cost $2,528,942)		2,524,382

TOTAL INVESTMENTS – 101.8% (Cost $2,528,942)		2,524,382
Money Market Deposit Account – 0.6% (b)		14,767
Liabilities in Excess of Other Assets – (2.4)%		(58,622)
TOTAL NET ASSETS – 100.0%		$2,480,527

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – APRIL

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (1.8)% (a)
Put Options – (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2025; Exercise Price: $444.60	$(2,409,504)	(48)	$(45,619)
TOTAL OPTIONS WRITTEN (Premiums received $43,322)			(45,619)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(45,619)	(1.8)%
U.S. Treasury Bills	2,524,382	101.7
Money Market Deposit Account	14,767	0.6
Liabilities in Excess of Other Assets	(13,003)	(0.5)
	$2,480,527	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – OCTOBER

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS – 100.1%
U.S. Treasury Bills – 100.1%
0.58%, 05/16/2024 (a)	109,700	$109,459
1.31%, 06/27/2024 (a)	109,800	108,884
1.71%, 07/11/2024 (a)	109,800	108,662
2.07%, 08/08/2024 (a)	109,900	108,320
2.55%, 10/03/2024 (a)	19,750,900	19,310,739
TOTAL SHORT-TERM INVESTMENTS (Cost $19,762,078)		19,746,064

TOTAL INVESTMENTS – 100.1% (Cost $19,762,078)		19,746,064
Money Market Deposit Account – 0.8% (b)		160,213
Liabilities in Excess of Other Assets – (0.9)%		(170,526)
TOTAL NET ASSETS – 100.0%		$19,735,751

Percentages are stated as a percent of net assets.

(a)  The rate shown is the effective yield as of April 30, 2024.

(b)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR PREMIUM INCOME 15 BUFFER ETF – OCTOBER

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.3)% (a)
Put Options – (0.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $363.35	$(23,091,080)	(460)	$(49,781)
TOTAL OPTIONS WRITTEN (Premiums received $268,914)			$(49,781)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Options Written	$(49,781)	(0.3)%
U.S. Treasury Bills	19,746,064	100.1
Money Market Deposit Account	160,213	0.8
Liabilities in Excess of Other Assets	(120,745)	(0.6)
	$19,735,751	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY 10 BUFFER ETF – QUARTERLY

Schedule of Investments

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 100.6% (a)(b)
Call Options – 96.5%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $1.30	$115,053,816	2,292	$114,429,865

Put Options – 4.1%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $523.06	115,053,816	2,292	4,898,531
TOTAL PURCHASED OPTIONS (Cost $121,292,402)			119,328,396

TOTAL INVESTMENTS – 100.6% (Cost $121,292,402)			119,328,396
Money Market Deposit Account – 0.1% (c)			152,975
Liabilities in Excess of Other Assets – (0.7)%			(846,246)
TOTAL NET ASSETS – 100.0%			$118,635,125

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

(b)  Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.17%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY 10 BUFFER ETF – QUARTERLY

Schedule of Options Written

as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN – (0.7)% (a)
Call Options – (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $542.11	$(115,053,816)	(2,292)	$(141,966)

Put Options – (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/28/2024; Exercise Price: $470.76	(115,053,816)	(2,292)	(645,496)
TOTAL OPTIONS WRITTEN (Premiums received $1,856,444)			$(787,462)

Percentages are stated as a percent of net assets.

(a)  Exchange-traded.

Allocation of Portfolio Holdings as of April 30, 2024

(% of Net Assets)

Purchased Options	$119,328,396	100.6%
Options Written	(787,462)	(0.7)
Money Market Deposit Account	152,975	0.1
Liabilities in Excess of Other Assets	(58,784)	(0.1	) (a)
	$118,635,125	100.0%

(a)  Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

ASSETS:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Receivable for investments sold
Total assets

LIABILITIES:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – January	Innovator U.S. Equity Buffer ETF – February	Innovator U.S. Equity Buffer ETF – March	Innovator U.S. Equity Buffer ETF – April

$265,316,055	$223,829,195	$187,101,090	$231,772,776
733,879	657,641	524,193	658,679
3,110	2,764	2,227	3,785
200	200	170	200
–	–	51,538	–
266,053,244	224,489,800	187,679,218	232,435,440

6,495,387	6,526,591	5,136,450	7,482,096
168,282	141,643	116,749	133,076
–	–	1,420	–
6,663,669	6,668,234	5,254,619	7,615,172
$259,389,575	$217,821,566	$182,424,599	$224,820,268

$268,668,178	$203,718,355	$172,862,166	$211,542,100
(9,278,603)	14,103,211	9,562,433	13,278,168
$259,389,575	$217,821,566	$182,424,599	$224,820,268

$259,389,575	$217,821,566	$182,424,599	$224,820,268
6,075,000	5,650,000	4,500,000	5,775,000
$42.70	$38.55	$40.54	$38.93

$255,620,561	$220,441,360	$189,637,786	$237,811,288

$8,290,386	$7,584,145	$5,928,288	$8,056,485

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Receivable for investments sold
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

Liabilities:
Written option contracts, at value
Payable for investments purchased
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding(a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – May	Innovator U.S. Equity Buffer ETF – June	Innovator U.S. Equity Buffer ETF – July	Innovator U.S. Equity Buffer ETF – August

$111,872,512	$90,747,587	$189,110,716	$157,723,722
113,129,791	–	–	49,876
218,828	189,285	515,170	434,840
1,064	892	2,302	2,037
200	200	200	199
225,222,395	90,937,964	189,628,388	158,210,674

3,777,536	1,879,308	1,034,796	660,857
113,010,876	–	–	214
71,403	58,754	124,019	108,493
116,859,815	1,938,062	1,158,815	769,564
$108,362,580	$88,999,902	$188,469,573	$157,441,110

$100,591,841	$84,460,104	$148,274,854	$148,658,525
7,770,739	4,539,798	40,194,719	8,782,585
$108,362,580	$88,999,902	$188,469,573	$157,441,110

$108,362,580	$88,999,902	$188,469,573	$157,441,110
3,025,000	2,375,000	4,775,000	4,175,000
$35.82	$37.47	$39.47	$37.71

$111,882,943	$79,145,438	$173,764,290	$148,275,219

$3,767,075	$3,085,034	$5,017,790	$3,805,956
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Receivable for investments sold
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Payable for capital shares redeemed
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – September	Innovator U.S. Equity Buffer ETF – October	Innovator U.S. Equity Buffer ETF – November	Innovator U.S. Equity Buffer ETF – December

$148,571,807	$174,219,359	$108,114,066	$149,486,220
386,057	427,087	264,488	430,748
1,763	1,918	1,192	1,772
200	200	200	199
–	–	–	2,057,375
148,959,827	174,648,564	108,379,946	151,976,314

1,740,709	6,151,933	5,905,472	4,140,810
98,756	110,200	67,554	96,397
–	–	–	56,995
–	–	–	1,995,705
1,839,465	6,262,133	5,973,026	6,289,907
$147,120,362	$168,386,431	$102,406,920	$145,686,407

$135,479,550	$169,995,945	$98,774,211	$134,469,331
11,640,812	(1,609,514)	3,632,709	11,217,076
$147,120,362	$168,386,431	$102,406,920	$145,686,407

$147,120,362	$168,386,431	$102,406,920	$145,686,407
3,825,000	4,200,000	2,825,000	3,650,000
$38.46	$40.09	$36.25	$39.91

$137,200,300	$153,906,560	$94,205,731	$139,847,095

$4,387,736	$5,765,965	$3,576,452	$4,473,920

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Receivable for investments sold
Receivable for fund shares sold
Prepaid expenses and other assets
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Payable for investments purchased
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – January	Innovator U.S. Equity Power Buffer ETF – February	Innovator U.S. Equity Power Buffer ETF – March	Innovator U.S. Equity Power Buffer ETF – April

$1,174,542,099	$765,001,993	$720,476,878	$945,783,736
3,351,258	2,176,353	2,108,701	2,670,661
14,382	9,645	8,610	9,674
200	200	88	200
–	–	–	21,123
–	–	–	821,955
–	–	–	411
1,177,907,939	767,188,191	722,594,277	949,307,760

36,458,784	26,836,417	18,061,079	24,065,975
756,900	489,934	449,787	530,295
–	–	–	833,228
37,215,684	27,326,351	18,510,866	25,429,498
$1,140,692,255	$739,861,840	$704,083,411	$923,878,262

$1,121,168,336	$692,847,935	$679,199,860	$904,873,436
19,523,919	47,013,905	24,883,551	19,004,826
$1,140,692,255	$739,861,840	$704,083,411	$923,878,262

$1,140,692,255	$739,861,840	$704,083,411	$923,878,262
29,550,000	21,925,000	19,475,000	28,100,000
$38.60	$33.75	$36.15	$32.88

$1,129,279,637	$752,980,675	$728,154,030	$969,681,448

$35,988,728	$25,829,838	$23,641,637	$32,301,306

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Receivable for investments sold
Receivable for fund shares sold
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Prepaid expenses and other assets
Total assets

Liabilities:
Written option contracts, at value
Payable for investments purchased
Payable to adviser
Payable for capital shares redeemed
Total liabilities
NET ASSETS

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

CoST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – May	Innovator U.S. Equity Power Buffer ETF – June	Innovator U.S. Equity Power Buffer ETF – July	Innovator U.S. Equity Power Buffer ETF – August

$433,305,288	$455,642,550	$770,893,687	$715,557,290
452,901,294	2,738,829	944,845	897,782
3,264,890	–	–	–
995,856	1,078,237	2,095,484	1,929,937
4,440	4,614	8,960	8,739
199	199	199	199
1,632	–	–	435
890,473,599	459,464,429	773,943,175	718,394,382

14,834,664	24,412,200	16,152,929	8,133,615
455,949,783	146,745	19,798	10,292
274,508	284,935	501,810	490,622
–	2,597,332	943,050	869,802
471,058,955	27,441,212	17,617,587	9,504,331
$419,414,644	$432,023,217	$756,325,588	$708,890,051

$399,569,261	$391,467,433	$684,663,095	$670,541,386
19,845,383	40,555,784	71,662,493	38,348,665
$419,414,644	$432,023,217	$756,325,588	$708,890,051

$419,414,644	$432,023,217	$756,325,588	$708,890,051
12,850,000	12,475,000	20,050,000	20,375,000
$32.64	$34.63	$37.72	$34.79

$433,345,443	$398,695,682	$705,752,181	$672,302,696

$14,794,390	$15,474,896	$21,600,065	$20,497,012

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Receivable for investments sold
Dividends and interest receivable
Deposit at broker for other investments
Prepaid expenses and other assets
Total assets

Liabilities:
Written option contracts, at value
Payable for capital shares redeemed
Payable to adviser
Payable for investments purchased
Total liabilities
NET ASSETS

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – September	Innovator U.S. Equity Power Buffer ETF – October	Innovator U.S. Equity Power Buffer ETF – November	Innovator U.S. Equity Power Buffer ETF – December

$709,753,759	$650,976,156	$788,664,045	$854,382,630
1,924,316	1,755,267	1,930,161	2,331,839
948,970	994,816	–	–
8,209	8,215	8,510	9,898
200	199	199	199
452	467	–	–
712,635,906	653,735,120	790,602,915	856,724,566

18,414,864	38,590,614	64,255,990	37,074,440
903,308	934,092	–	–
455,207	451,857	492,366	539,170
24,715	59,076	–	–
19,798,094	40,035,639	64,748,356	37,613,610
$692,837,812	$613,699,481	$725,854,559	$819,110,956

$669,140,782	$562,499,286	$717,366,434	$727,847,088
23,697,030	51,200,195	8,488,125	91,263,868
$692,837,812	$613,699,481	$725,854,559	$819,110,956

$692,837,812	$613,699,481	$725,854,559	$819,110,956
19,175,000	16,425,000	20,425,000	22,575,000
$36.13	$37.36	$35.54	$36.28

$655,838,529	$576,584,019	$684,608,734	$797,811,744

$21,331,159	$21,376,127	$27,049,766	$26,340,538

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – January	Innovator U.S. Equity Ultra Buffer ETF – February	Innovator U.S. Equity Ultra Buffer ETF – March	Innovator U.S. Equity Ultra Buffer ETF – April

$197,831,692	$94,973,125	$166,387,920	$144,927,864
542,145	250,333	509,974	426,645
2,348	1,087	1,962	2,490
200	200	199	200
198,376,385	95,224,745	166,900,055	145,357,199

5,392,352	2,629,856	2,336,868	1,634,478
126,412	60,283	99,713	75,279
5,518,764	2,690,139	2,436,581	1,709,757
$192,857,621	$92,534,606	$164,463,474	$143,647,442

$217,695,674	$91,983,132	$169,095,675	$143,812,395
(24,838,053)	551,474	(4,632,201)	(164,953)
$192,857,621	$92,534,606	$164,463,474	$143,647,442

$192,857,621	$92,534,606	$164,463,474	$143,647,442
5,425,000	3,050,000	5,150,000	5,225,000
$35.55	$30.34	$31.93	$27.49

$190,270,890	$93,286,082	$168,902,173	$148,780,677

$3,790,298	$2,385,277	$3,694,225	$2,936,164

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Receivable for investments sold
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Prepaid expenses and other assets
Total assets

Liabilities:
Written option contracts, at value
Payable for investments purchased
Payable to adviser
Payable for capital shares redeemed
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – May	Innovator U.S. Equity Ultra Buffer ETF – June	Innovator U.S. Equity Ultra Buffer ETF – July	Innovator U.S. Equity Ultra Buffer ETF – August

$42,590,996	$55,560,271	$78,298,596	$197,515,440
45,461,247	–	–	1,591,898
118,174	122,253	247,844	602,299
467	593	929	2,749
200	200	200	199
–	–	–	802
88,171,084	55,683,317	78,547,569	199,713,387

911,993	3,510,633	1,762,457	2,243,050
45,421,783	–	–	18,233
27,987	34,791	50,531	139,342
–	–	–	1,604,165
46,361,763	3,545,424	1,812,988	4,004,790
$41,809,321	$52,137,893	$76,734,581	$195,708,597

$42,754,342	$49,052,464	$66,607,121	$164,644,495
(945,021)	3,085,429	10,127,460	31,064,102
$41,809,321	$52,137,893	$76,734,581	$195,708,597

$41,809,321	$52,137,893	$76,734,581	$195,708,597
1,375,000	1,675,000	2,425,000	6,100,000
$30.41	$31.13	$31.64	$32.08

$42,595,018	$48,364,482	$70,709,803	$185,944,492

$907,964	$1,340,849	$1,475,641	$1,595,443
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – September	Innovator U.S. Equity Ultra Buffer ETF – October	Innovator U.S. Equity Ultra Buffer ETF – November	Innovator U.S. Equity Ultra Buffer ETF – December

$61,801,233	$99,635,012	$58,467,695	$92,013,395
146,846	239,196	169,035	235,672
698	1,032	601	1,037
200	200	200	200
61,948,977	99,875,440	58,637,531	92,250,304

1,616,858	6,123,823	4,800,251	3,671,794
39,453	60,980	34,954	57,976
1,656,311	6,184,803	4,835,205	3,729,770
$60,292,666	$93,690,637	$53,802,326	$88,520,534

$61,770,872	$91,247,103	$52,572,749	$82,138,060
(1,478,206)	2,443,534	1,229,577	6,382,474
$60,292,666	$93,690,637	$53,802,326	$88,520,534

$60,292,666	$93,690,637	$53,802,326	$88,520,534
1,850,000	2,800,000	1,650,000	2,675,000
$32.59	$33.46	$32.61	$33.09

$56,444,315	$87,001,541	$51,227,521	$85,483,465

$1,157,011	$2,188,364	$1,463,217	$1,863,202

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – January	Innovator Premium Income 20 Barrier ETF – January	Innovator Premium Income 30 Barrier ETF – January	Innovator Premium Income 40 Barrier ETF – January

$5,589,506	$10,418,404	$27,151,407	$15,239,309
5,038	11,217	52,843	16,637
200	200	200	200
27	58	246	89
5,594,771	10,429,879	27,204,696	15,256,235

614,630	1,113,477	2,444,441	1,066,312
3,216	6,011	15,831	9,159
617,846	1,119,488	2,460,272	1,075,471
$4,976,925	$9,310,391	$24,744,424	$14,180,764

$4,964,682	$9,276,282	$24,741,945	$14,214,220
12,243	34,109	2,479	(33,456)
$4,976,925	$9,310,391	$24,744,424	$14,180,764

$4,976,925	$9,310,391	$24,744,424	$14,180,764
200,000	375,000	1,000,000	575,000
$24.88	$24.83	$24.74	$24.66

$6,052,967	$11,376,769	$28,942,632	$15,718,893

$1,133,693	$2,149,759	$4,306,977	$1,554,486

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Receivable for investments sold
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Prepaid expenses and other assets
Total assets

Liabilities:
Written option contracts, at value
Payable for capital shares redeemed
Payable for investments purchased
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total accumulated losses
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – April	Innovator Premium Income 20 Barrier ETF – April	Innovator Premium Income 30 Barrier ETF – April	Innovator Premium Income 40 Barrier ETF – April

$10,286,765	$32,632,994	$45,723,058	$23,920,653
794,223	–	–	–
6,088	15,145	21,849	12,247
197	200	199	199
35	92	139	78
128	–	–	–
11,087,436	32,648,431	45,745,245	23,933,177

2,391,328	7,010,250	7,732,794	3,073,005
607,332	–	–	–
187,652	–	–	–
5,707	16,386	24,904	13,740
3,192,019	7,026,636	7,757,698	3,086,745
$7,895,417	$25,621,795	$37,987,547	$20,846,432

$8,035,337	$25,964,942	$38,265,340	$21,057,230
(139,920)	(343,147)	(277,793)	(210,798)
$7,895,417	$25,621,795	$37,987,547	$20,846,432

$7,895,417	$25,621,795	$37,987,547	$20,846,432
325,000	1,050,000	1,550,000	850,000
$24.29	$24.40	$24.51	$24.53

$10,015,845	$32,314,917	$46,073,204	$24,244,730

$1,958,477	$6,482,317	$7,911,307	$3,317,160

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Total liabilities
Net Assets

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – July	Innovator Premium Income 20 Barrier ETF – July	Innovator Premium Income 30 Barrier ETF – July	Innovator Premium Income 40 Barrier ETF – July

$4,430,831	$23,999,236	$25,788,006	$8,770,350
7,833	41,064	57,932	12,090
200	200	200	200
38	206	280	63
4,438,902	24,040,706	25,846,418	8,782,703

45,610	249,458	205,440	44,590
2,835	15,357	16,555	5,642
48,445	264,815	221,995	50,232
$4,390,457	$23,775,891	$25,624,423	$8,732,471

$4,303,038	$23,469,609	$25,378,747	$8,689,759
87,419	306,282	245,676	42,712
$4,390,457	$23,775,891	$25,624,423	$8,732,471

$4,390,457	$23,775,891	$25,624,423	$8,732,471
175,000	950,000	1,025,000	350,000
$25.09	$25.03	$25.00	$24.95

$5,321,264	$29,542,629	$30,908,918	$9,932,758

$972,338	$6,137,365	$5,414,791	$1,301,589

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

Liabilities:
Written option contracts, at value
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – October	Innovator Premium Income 20 Barrier ETF – October	Innovator Premium Income 30 Barrier ETF – October	Innovator Premium Income 40 Barrier ETF – October

$5,051,837	$20,141,142	$23,655,414	$14,132,411
3,614	15,028	23,525	32,616
200	200	200	200
22	90	130	111
5,055,673	20,156,460	23,679,269	14,165,338

181,598	754,309	742,693	330,076
3,145	12,519	14,802	8,013
184,743	766,828	757,495	338,089
$4,870,930	$19,389,632	$22,921,774	$13,827,249

$4,812,813	$19,217,776	$22,758,112	$13,791,350
58,117	171,856	163,662	35,899
$4,870,930	$19,389,632	$22,921,774	$13,827,249

$4,870,930	$19,389,632	$22,921,774	$13,827,249
200,000	800,000	950,000	575,000
$24.35	$24.24	$24.13	$24.05

$6,024,238	$24,254,520	$27,932,726	$15,517,313

$1,314,849	$5,295,169	$5,234,462	$1,799,025

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Dividends and interest receivable
Deposit at broker for other investments
Total assets

Liabilities:
Written option contracts, at value
Distributions payable
Payable to adviser
Total liabilities
Net Assets

Net Assets ConsistS of:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 9 Buffer ETF – January	Innovator Premium Income 9 Buffer ETF – April	Innovator Premium Income 9 Buffer ETF – October	Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly

$8,701,834	$1,271,538	$13,841,925	$78,666,332
58,647	7,392	104,447	121,852
140	15	251	316
200	–	200	200
8,760,821	1,278,945	13,946,823	78,788,700

104,394	35,706	49,941	192,898
47,052	6,676	86,908	–
5,588	777	8,967	26,572
157,034	43,159	145,816	219,470
$8,603,787	$1,235,786	$13,801,007	$78,569,230

$8,593,637	$1,246,623	$13,805,483	$77,208,237
10,150	(10,837)	(4,476)	1,360,993
$8,603,787	$1,235,786	$13,801,007	$78,569,230

$8,603,787	$1,235,786	$13,801,007	$78,569,230
350,000	50,000	575,000	2,800,000
$24.58	$24.72	$24.00	$28.06

$8,729,000	$1,274,204	$13,854,135	$79,859,219

$219,217	$29,660	$239,941	$386,656
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited) (Continued)

Assets:
Investments, at value
Cash – interest bearing deposit account
Deposit at broker for other investments
Dividends and interest receivable
Total assets

Liabilities:
Written option contracts, at value
Distributions payable
Payable to adviser
Total liabilities
Net Assets

NET ASSETS CONSISTS OF:
Paid-in capital
Total distributable earnings/(accumulated losses)
Total net assets

Net asset value
Shares issued and outstanding (a)
Net asset value per share

COST:
Investments cost

PROCEEDS:
Written options premium

(a)  Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 15 Buffer ETF – January	Innovator Premium Income 15 Buffer ETF – April	Innovator Premium Income 15 Buffer ETF – October	Innovator U.S. Equity 10 Buffer ETF – Quarterly

$17,307,725	$2,524,382	$19,746,064	$119,328,396
103,621	14,767	160,213	152,975
200	–	200	200
248	32	376	1,043
17,411,794	2,539,181	19,906,853	119,482,614

135,588	45,619	49,781	787,462
79,968	11,733	108,817	–
10,912	1,302	12,504	60,027
226,468	58,654	171,102	847,489
$17,185,326	$2,480,527	$19,735,751	$118,635,125

$17,153,325	$2,491,120	$19,732,447	$115,939,367
32,001	(10,593)	3,304	2,695,758
$17,185,326	$2,480,527	$19,735,751	$118,635,125

$17,185,326	$2,480,527	$19,735,751	$118,635,125
700,000	100,000	825,000	4,375,000
$24.55	$24.81	$23.92	$27.12

$17,359,170	$2,528,942	$19,762,078	$121,292,402

$308,765	$43,322	$268,914	$1,856,444

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – January	Innovator U.S. Equity Buffer ETF – February	Innovator U.S. Equity Buffer ETF – March	Innovator U.S. Equity Buffer ETF – April

$15,646	$15,117	$7,793	$12,222
15,646	15,117	7,793	12,222

885,565	595,577	465,220	661,318
885,565	595,577	465,220	661,318
(869,919)	(580,460)	(457,427)	(649,096)

24,681,837	2,543,719	6,729,875	(7,307,255)
1,119,710	12,613,520	14,365,829	45,278,839
7,584,070	1,681,481	(3,396,178)	(9,119,421)
33,385,617	16,838,720	17,699,526	28,852,163

5,587,922	3,818,396	(4,451,795)	(5,568,972)
(5,596,646)	(2,524,917)	(2,323,586)	(4,437,821)
(8,724)	1,293,479	(6,775,381)	(10,006,793)
33,376,893	18,132,199	10,924,145	18,845,370
$32,506,974	$17,551,739	$10,466,718	$18,196,274

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – May	Innovator U.S. Equity Buffer ETF – June	Innovator U.S. Equity Buffer ETF – July	Innovator U.S. Equity Buffer ETF – August

$6,818	$6,091	$21,455	$18,771
6,818	6,091	21,455	18,771

442,363	392,350	1,174,127	849,430
442,363	392,350	1,174,127	849,430
(435,545)	(386,259)	(1,152,672)	(830,659)

3,439,950	(37,769)	585,907	(176,407)
15,251,880	3,643,426	21,406,675	11,610,318
1,528,036	(30,456)	25,389	28,813
20,219,866	3,575,201	22,017,971	11,462,724

1,177,993	12,831,193	27,809,101	18,042,249
(3,045,839)	(742,040)	4,693,585	4,962,143
(1,867,846)	12,089,153	32,502,686	23,004,392
18,352,020	15,664,354	54,520,657	34,467,116
$17,916,475	$15,278,095	$53,367,985	$33,636,457

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – September	Innovator U.S. Equity Buffer ETF – October	Innovator U.S. Equity Buffer ETF – November	Innovator U.S. Equity Buffer ETF – December

$12,480	$12,641	$7,385	$9,852
12,480	12,641	7,385	9,852

684,544	712,220	425,269	544,628
684,544	712,220	425,269	544,628
(672,064)	(699,579)	(417,884)	(534,776)

(30,253)	393,195	(21,909)	2,482,905
5,562,226	3,061,314	2,280,078	5,846,115
(7,765)	(74,154)	(172,057)	3,961,034
5,524,208	3,380,355	2,086,112	12,290,054

18,427,527	23,073,608	13,916,990	11,458,049
3,972,993	(728,925)	(2,320,336)	(5,088,837)
22,400,520	22,344,683	11,596,654	6,369,212
27,924,728	25,725,038	13,682,766	18,659,266
$27,252,664	$25,025,459	$13,264,882	$18,124,490

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized depreciation on:
Investments
Written option contracts
Net change in unrealized depreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – January	Innovator U.S. Equity Power Buffer ETF – February	Innovator U.S. Equity Power Buffer ETF – March	Innovator U.S. Equity Power Buffer ETF – April

$72,071	$43,010	$32,184	$41,404
72,071	43,010	32,184	41,404

3,808,143	2,402,728	1,834,301	2,380,355
3,808,143	2,402,728	1,834,301	2,380,355
(3,736,072)	(2,359,718)	(1,802,117)	(2,338,951)

59,644,539	11,494,675	26,598,266	(15,518,074)
42,119,272	58,925,818	55,822,488	147,464,195
(2,259,354)	(6,130,934)	(26,577,318)	(51,204,090)
99,504,457	64,289,559	55,843,436	80,742,031

27,517,484	15,127,808	(16,012,403)	(21,759,132)
(29,581,994)	(18,294,173)	(7,383,969)	(11,969,439)
(2,064,510)	(3,166,365)	(23,396,372)	(33,728,571)
97,439,947	61,123,194	32,447,064	47,013,460
$93,703,875	$58,763,476	$30,644,947	$44,674,509

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – May	Innovator U.S. Equity Power Buffer ETF – June	Innovator U.S. Equity Power Buffer ETF – July	Innovator U.S. Equity Power Buffer ETF – August

$29,369	$32,436	$69,481	$84,438
29,369	32,436	69,481	84,438

1,790,716	1,949,374	3,704,988	3,540,318
1,790,716	1,949,374	3,704,988	3,540,318
(1,761,347)	(1,916,938)	(3,635,507)	(3,455,880)

38,422,829	442,478	1,551,761	3,197,512
33,359,460	16,273,155	30,921,500	26,384,356
(8,734,175)	(768,573)	(361,272)	(805,415)
63,048,114	15,947,060	32,111,989	28,776,453

4,975,337	63,758,600	102,676,752	84,956,833
(14,020,716)	(20,951,382)	(5,462,888)	8,280,576
(9,045,379)	42,807,218	97,213,864	93,237,409
54,002,735	58,754,278	129,325,853	122,013,862
$52,241,388	$56,837,340	$125,690,346	$118,557,982
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – September	Innovator U.S. Equity Power Buffer ETF – October	Innovator U.S. Equity Power Buffer ETF – November	Innovator U.S. Equity Power Buffer ETF – December

$53,123	$53,200	$54,041	$56,080
53,123	53,200	54,041	56,080

2,896,710	2,932,754	3,064,234	3,076,196
2,896,710	2,932,754	3,064,234	3,076,196
(2,843,587)	(2,879,554)	(3,010,193)	(3,020,116)

578,820	1,857,048	585,719	(20,714,034)
9,977,454	19,782,647	10,571,074	83,577,441
(420,522)	(1,718,984)	(1,469,336)	5,342,509
10,135,752	19,920,711	9,687,457	68,205,916

82,417,281	85,269,153	104,119,113	67,024,797
(965,577)	(22,238,474)	(37,142,214)	(40,278,991)
81,451,704	63,030,679	66,976,899	26,745,806
91,587,456	82,951,390	76,664,356	94,951,722
$88,743,869	$80,071,836	$73,654,163	$91,931,606

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – January	Innovator U.S. Equity Ultra Buffer ETF – February	Innovator U.S. Equity Ultra Buffer ETF – March	Innovator U.S. Equity Ultra Buffer ETF – April

$10,997	$4,614	$4,922	$6,967
10,997	4,614	4,922	6,967

628,655	278,207	282,200	357,007
628,655	278,207	282,200	357,007
(617,658)	(273,593)	(277,278)	(350,040)

18,793,652	4,465,788	7,814,559	(2,546,690)
2,668,553	3,492,634	1,095,925	21,957,370
(3,511,001)	(1,422,245)	(3,553,065)	(7,901,885)
17,951,204	6,536,177	5,357,419	11,508,795

2,204,078	1,640,240	(3,101,639)	(3,620,468)
(5,691,627)	(1,639,509)	410,498	(1,137,526)
(3,487,549)	731	(2,691,141)	(4,757,994)
14,463,655	6,536,908	2,666,278	6,750,801
$13,845,997	$6,263,315	$2,389,000	$6,400,761

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – May	Innovator U.S. Equity Ultra Buffer ETF – June	Innovator U.S. Equity Ultra Buffer ETF – July	Innovator U.S. Equity Ultra Buffer ETF – August

$3,374	$4,016	$11,869	$26,026
3,374	4,016	11,869	26,026

209,394	251,749	432,624	1,325,257
209,394	251,749	432,624	1,325,257
(206,020)	(247,733)	(420,755)	(1,299,231)

6,640,650	89,136	(239,866)	(2,730,492)
2,083,671	3,216,056	4,329,691	32,995,383
(1,737,837)	(71,405)	277,115	(978,305)
6,986,484	3,233,787	4,366,940	29,286,586

650,473	8,066,597	15,373,218	23,068,091
(1,356,284)	(3,552,752)	(2,859,587)	(2,927,468)
(705,811)	4,513,845	12,513,631	20,140,623
6,280,673	7,747,632	16,880,571	49,427,209
$6,074,653	$7,499,899	$16,459,816	$48,127,978

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT LOSS

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – September	Innovator U.S. Equity Ultra Buffer ETF – October	Innovator U.S. Equity Ultra Buffer ETF – November	Innovator U.S. Equity Ultra Buffer ETF – December

$5,912	$6,766	$3,809	$5,891
5,912	6,766	3,809	5,891

330,347	391,533	215,507	339,589
330,347	391,533	215,507	339,589
(324,435)	(384,767)	(211,698)	(333,698)

1,248,189	996,977	(4,662)	(2,175,403)
2,576,055	617,786	1,249,893	8,634,274
(434,221)	(362,860)	(166,969)	185,771
3,390,023	1,251,903	1,078,262	6,644,642

9,562,190	14,559,013	7,243,311	7,917,037
(1,486,406)	(4,778,834)	(3,333,891)	(3,392,035)
8,075,784	9,780,179	3,909,420	4,525,002
11,465,807	11,032,082	4,987,682	11,169,644
$11,141,372	$10,647,315	$4,775,984	$10,835,946

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Other investments
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – January	Innovator Premium Income 20 Barrier ETF – January	Innovator Premium Income 30 Barrier ETF – January	Innovator Premium Income 40 Barrier ETF – January

$64,650	$119,570	$300,812	$152,848
64,650	119,570	300,812	152,848

10,058	18,634	47,167	23,172
10,058	18,634	47,167	23,172
54,592	100,936	253,645	129,676

–	–	5,020	–
–	–	5,020	–

(463,461)	(958,365)	(1,791,225)	(479,584)
519,063	1,036,282	1,862,536	488,174
55,602	77,917	71,311	8,590
55,602	77,917	76,331	8,590
$110,194	$178,853	$329,976	$138,266

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME

REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized loss
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – April	Innovator Premium Income 20 Barrier ETF – April	Innovator Premium Income 30 Barrier ETF – April	Innovator Premium Income 40 Barrier ETF – April

$196,030	$606,908	$1,000,270	$594,128
196,030	606,908	1,000,270	594,128

31,772	101,487	168,031	103,409
31,772	101,487	168,031	103,409
164,258	505,421	832,239	490,719

(2,161,614)	(8,579,706)	(12,100,919)	(6,372,146)
88,203	454,663	723,177	176,859
1,950,182	7,777,004	10,879,513	5,080,358
(123,229)	(348,039)	(498,229)	(1,114,929)

1,777,110	7,158,096	9,871,650	5,657,543
(1,565,797)	(6,616,912)	(9,097,110)	(4,406,966)
211,313	541,184	774,540	1,250,577
88,084	193,145	276,311	135,648
$252,342	$698,566	$1,108,550	$626,367
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – July	Innovator Premium Income 20 Barrier ETF – July	Innovator Premium Income 30 Barrier ETF – July	Innovator Premium Income 40 Barrier ETF – July

$119,712	$658,133	$701,817	$228,746
119,712	658,133	701,817	228,746

17,709	97,991	104,902	34,191
17,709	97,991	104,902	34,191
102,003	560,142	596,915	194,555

(69,656)	(7,779)	(57,233)	(191)
52,241	186,413	139,649	–
161,517	22,071	105,086	6,825
144,102	200,705	187,502	6,634

(1,130,538)	(5,717,551)	(4,317,866)	(1,007,089)
1,239,790	6,354,195	4,648,500	1,092,291
109,252	636,644	330,634	85,202
253,354	837,349	518,136	91,836
$355,357	$1,397,491	$1,115,051	$286,391

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain
Net change in unrealized appreciation on:
Investments
Written option contracts
Net change in unrealized appreciation
Net realized and unrealized gain
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – October	Innovator Premium Income 20 Barrier ETF – October	Innovator Premium Income 30 Barrier ETF – October	Innovator Premium Income 40 Barrier ETF – October

$125,343	$499,946	$613,054	$259,817
125,343	499,946	613,054	259,817

18,193	72,898	89,446	38,188
18,193	72,898	89,446	38,188
107,150	427,048	523,608	221,629

64	(2,249)	(62)	83
–	–	130,151	–
–	25,121	19,718	–
64	22,872	149,807	83

(1,011,973)	(4,023,767)	(4,081,464)	(1,267,776)
1,188,701	4,482,302	4,324,066	1,356,383
176,728	458,535	242,602	88,607
176,792	481,407	392,409	88,690
$283,942	$908,455	$916,017	$310,319

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME/(LOSS)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain/(loss)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 9 Buffer ETF – January	Innovator Premium Income 9 Buffer ETF – April	Innovator Premium Income 9 Buffer ETF – October	Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly

$131,496	$5,328	$309,828	$1,141
131,496	5,328	309,828	1,141

20,754	777	45,711	90,687
20,754	777	45,711	90,687
110,742	4,551	264,117	(89,546)

(39)	–	(156)	3,652,779
–	–	18,545	–
–	–	–	(1,199,371)
(39)	–	18,389	2,453,408

(27,167)	(2,667)	(11,545)	(830,268)
114,823	(6,045)	192,582	103,540
87,656	(8,712)	181,037	(726,728)
87,617	(8,712)	199,426	1,726,680
$198,359	$(4,161)	$463,543	$1,637,134

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited) (Continued)

INVESTMENT INCOME:
Interest income
Total investment income

EXPENSES:
Investment advisory fee
Total expenses
NET INVESTMENT INCOME/(LOSS)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments
In-kind redemptions
Written option contracts expired or closed
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation) on:
Investments
Written option contracts
Net change in unrealized appreciation/(depreciation)
Net realized and unrealized gain/(loss)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 15 Buffer ETF – January	Innovator Premium Income 15 Buffer ETF – April	Innovator Premium Income 15 Buffer ETF – October	Innovator U.S. Equity 10 Buffer ETF – Quarterly

$249,943	$9,299	$419,419	$2,969
249,943	9,299	419,419	2,969

39,802	1,301	61,958	238,484
39,802	1,301	61,958	238,484
210,141	7,998	357,461	(235,515)

–	–	8	3,976,842
–	–	–	6,188,317
9	–	(10)	(6,331,814)
9	–	(2)	3,833,345

(51,446)	(4,560)	(13,375)	(1,672,526)
173,177	(2,297)	222,784	816,582
121,731	(6,857)	209,409	(855,944)
121,740	(6,857)	209,407	2,977,401
$331,881	$1,141	$566,868	$2,741,886

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – January		Innovator U.S. Equity Buffer ETF – February
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(869,919)	$(1,284,075)	$(580,460)	$(782,268)
33,385,617	(8,360,945)	16,838,720	1,873,964
(8,724)	24,725,731	1,293,479	9,006,440
32,506,974	15,080,711	17,551,739	10,098,136

106,667,373	127,283,770	184,727,318	93,931,975
(28,303,640)	(136,578,385)	(84,461,703)	(72,996,860)
58,541	38,409	75,223	35,502
78,422,274	(9,256,206)	100,340,838	20,970,617

110,929,248	5,824,505	117,892,577	31,068,753

$148,460,327	$142,635,822	$99,928,989	$68,860,236
$259,389,575	$148,460,327	$217,821,566	$99,928,989

2,625,000	3,775,000	4,875,000	2,975,000
(675,000)	(3,950,000)	(2,275,000)	(2,250,000)
1,950,000	(175,000)	2,600,000	725,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – March		Innovator U.S. Equity Buffer ETF – April
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(457,427)	$(706,520)	$(649,096)	$(1,135,327)
17,699,526	1,432,078	28,852,163	1,989,416
(6,775,381)	9,734,259	(10,006,793)	14,617,756
10,466,718	10,459,817	18,196,274	15,471,845

151,526,168	74,164,290	250,508,600	170,550,915
(67,156,030)	(73,749,233)	(195,369,643)	(150,222,185)
51,859	26,006	52,344	36,941
84,421,997	441,063	55,191,301	20,365,671

94,888,715	1,090,088	73,387,575	35,837,516

$87,535,884	$76,635,004	$151,432,693	$115,595,177
$182,424,599	$87,535,884	$224,820,268	$151,432,693

3,700,000	2,200,000	6,300,000	5,225,000
(1,650,000)	(2,150,000)	(4,925,000)	(4,575,000)
2,050,000	50,000	1,375,000	650,000
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – May		Innovator U.S. Equity Buffer ETF – June
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(435,545)	$(1,100,065)	$(386,259)	$(957,868)
20,219,866	2,873,474	3,575,201	5,814,503
(1,867,846)	6,358,957	12,089,153	3,770,913
17,916,475	8,132,366	15,278,095	8,627,548

59,762,733	96,013,247	2,712,967	319,119,125
(80,260,195)	(169,099,124)	(30,024,240)	(303,292,985)
3,910	34,861	2,273	102,883
(20,493,552)	(73,051,016)	(27,309,000)	15,929,023

(2,577,077)	(64,918,650)	(12,030,905)	24,556,571

$110,939,657	$175,858,307	$101,030,807	$76,474,236
$108,362,580	$110,939,657	$88,999,902	$101,030,807

1,675,000	3,200,000	75,000	9,975,000
(2,275,000)	(5,625,000)	(825,000)	(9,350,000)
(600,000)	(2,425,000)	(750,000)	625,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – July		Innovator U.S. Equity Buffer ETF – August
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(1,152,672)	$(1,609,994)	$(830,659)	$(1,075,089)
22,017,971	26,342,746	11,462,724	16,146,420
32,502,686	(18,369,687)	23,004,392	(5,802,099)
53,367,985	6,363,065	33,636,457	9,269,232

10,314,055	296,289,177	87,043,530	262,266,050
(216,836,208)	(131,517,565)	(145,331,657)	(192,343,482)
8,491	139,462	55,616	91,677
(206,513,662)	164,911,074	(58,232,511)	70,014,245

(153,145,677)	171,274,139	(24,596,054)	79,283,477

$341,615,250	$170,341,111	$182,037,164	$102,753,687
$188,469,573	$341,615,250	$157,441,110	$182,037,164

275,000	8,500,000	2,500,000	7,875,000
(5,575,000)	(3,950,000)	(3,925,000)	(5,700,000)
(5,300,000)	4,550,000	(1,425,000)	2,175,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net decrease in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total decrease in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – September		Innovator U.S. Equity Buffer ETF – October
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(672,064)	$(1,305,348)	$(699,579)	$(1,434,814)
5,524,208	21,146,328	3,380,355	32,757,483
22,400,520	(5,823,819)	22,344,683	(12,481,798)
27,252,664	14,017,161	25,025,459	18,840,871

3,634,115	129,468,422	9,324,520	163,680,488
(61,877,815)	(131,462,895)	(37,203,548)	(237,622,715)
2,736	37,444	9,967	29,508
(58,240,964)	(1,957,029)	(27,869,061)	(73,912,719)

(30,988,300)	12,060,132	(2,843,602)	(55,071,848)

$178,108,662	$166,048,530	$171,230,033	$226,301,881
$147,120,362	$178,108,662	$168,386,431	$171,230,033

100,000	3,800,000	250,000	4,550,000
(1,650,000)	(3,900,000)	(950,000)	(6,850,000)
(1,550,000)	(100,000)	(700,000)	(2,300,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – November		Innovator U.S. Equity Buffer ETF – December
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(417,884)	$(914,440)	$(534,776)	$(807,279)
2,086,112	13,481,455	12,290,054	1,991,153
11,596,654	(3,396)	6,369,212	6,922,579
13,264,882	12,563,619	18,124,490	8,106,453

24,768,328	100,042,130	76,689,338	113,316,305
(19,564,075)	(90,434,823)	(45,085,440)	(129,265,390)
13,722	42,710	28,270	50,366
5,217,975	9,650,017	31,632,168	(15,898,719)

18,482,857	22,213,636	49,756,658	(7,792,266)

$83,924,063	$61,710,427	$95,929,749	$103,722,015
$102,406,920	$83,924,063	$145,686,407	$95,929,749

750,000	3,325,000	2,050,000	3,475,000
(550,000)	(2,775,000)	(1,200,000)	(3,950,000)
200,000	550,000	850,000	(475,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – January		Innovator U.S. Equity Power Buffer ETF – February
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(3,736,072)	$(4,696,304)	$(2,359,718)	$(3,643,969)
99,504,457	(202,936)	64,289,559	15,820,131
(2,064,510)	63,870,797	(3,166,365)	22,836,992
93,703,875	58,971,557	58,763,476	35,013,154

796,611,898	498,598,470	647,208,402	524,558,752
(319,457,053)	(437,078,503)	(409,134,490)	(356,410,367)
368,219	179,283	222,899	224,510
477,523,064	61,699,250	238,296,811	168,372,895

571,226,939	12,067,087	297,060,287	203,386,049

$569,465,316	$448,794,509	$442,801,553	$239,415,504
$1,140,692,255	$569,465,316	$739,861,840	$442,801,553

21,400,000	15,575,000	19,500,000	18,050,000
(8,475,000)	(13,350,000)	(12,325,000)	(11,900,000)
12,925,000	2,225,000	7,175,000	6,150,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – March		Innovator U.S. Equity Power Buffer ETF – April
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(1,802,117)	$(2,801,854)	$(2,338,951)	$(3,906,687)
55,843,436	7,234,131	80,742,031	9,735,826
(23,396,372)	28,934,732	(33,728,571)	32,251,088
30,644,947	33,367,009	44,674,509	38,080,227

576,318,500	489,466,240	958,584,588	733,077,275
(280,521,083)	(371,858,568)	(659,417,440)	(500,144,450)
213,934	157,244	232,560	257,053
296,011,351	117,764,916	299,399,708	233,189,878

326,656,298	151,131,925	344,074,217	271,270,105

$377,427,113	$2,226,295,188	$579,804,045	$308,533,940
$704,083,411	$377,427,113	$923,878,262	$579,804,045

15,875,000	15,600,000	28,700,000	24,950,000
(7,775,000)	(11,675,000)	(19,775,000)	(16,875,000)
8,100,000	3,925,000	8,925,000	8,075,000
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – May		Innovator U.S. Equity Power Buffer ETF – June
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(1,761,347)	$(3,638,316)	$(1,916,938)	$(3,513,582)
63,048,114	4,920,923	15,947,060	10,415,737
(9,045,379)	17,019,668	42,807,218	11,807,363
52,241,388	18,302,275	56,837,340	18,709,518

116,614,303	583,967,935	22,224,310	417,323,715
(208,513,500)	(536,440,747)	(168,457,153)	(259,167,067)
9,785	266,042	20,750	166,518
(91,889,412)	47,793,230	(146,212,093)	158,323,166

(39,648,024)	66,095,505	(89,374,753)	177,032,684

$459,062,668	$392,967,163	$521,397,970	$344,365,286
$419,414,644	$459,062,668	$432,023,217	$521,397,970

3,600,000	20,375,000	675,000	13,575,000
(6,475,000)	(18,675,000)	(5,000,000)	(8,375,000)
(2,875,000)	1,700,000	(4,325,000)	5,200,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – July		Innovator U.S. Equity Power Buffer ETF – August
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(3,635,507)	$(4,907,187)	$(3,455,880)	$(4,714,134)
32,111,989	73,127,718	28,776,453	60,085,142
97,213,864	(34,421,386)	93,237,409	(26,071,417)
125,690,346	33,799,145	118,557,982	29,299,591

32,703,130	988,712,938	83,808,672	1,071,320,288
(401,480,685)	(527,322,722)	(379,851,923)	(650,463,435)
39,079	356,183	94,223	352,859
(368,738,476)	461,746,399	(295,949,028)	421,209,712

(243,048,130)	495,545,544	(177,391,046)	450,509,303

$999,373,718	$503,828,174	$886,281,097	$435,771,794
$756,325,588	$999,373,718	$708,890,051	$886,281,097

950,000	29,225,000	2,550,000	34,125,000
(10,900,000)	(16,075,000)	(11,050,000)	(20,700,000)
(9,950,000)	13,150,000	(8,500,000)	13,425,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – September		Innovator U.S. Equity Power Buffer ETF – October
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(2,843,587)	$(4,723,488)	$(2,879,554)	$(4,205,011)
10,135,752	86,098,794	19,920,711	97,089,031
81,451,704	(19,439,458)	63,030,679	(26,358,515)
88,743,869	61,935,848	80,071,836	66,525,505

21,895,640	848,288,787	33,860,548	595,582,417
(109,060,715)	(766,332,245)	(226,026,328)	(586,065,137)
16,755	206,744	39,712	222,960
(87,148,320)	82,163,286	(192,126,068)	9,740,240

1,595,549	144,099,134	(112,054,232)	76,265,745

$691,242,263	$547,143,129	$725,753,713	$649,487,968
$692,837,812	$691,242,263	$613,699,481	$725,753,713

650,000	26,475,000	950,000	17,725,000
(3,050,000)	(23,700,000)	(6,125,000)	(17,975,000)
(2,400,000)	2,775,000	(5,175,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – November		Innovator U.S. Equity Power Buffer ETF – December
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(3,010,193)	$(5,777,422)	$(3,020,116)	$(4,811,464)
9,687,457	66,604,930	68,205,916	17,702,855
66,976,899	(56,574)	26,745,806	23,313,113
73,654,163	60,770,934	91,931,606	36,204,504

138,901,635	1,112,516,447	702,280,425	665,060,360
(110,156,125)	(867,577,250)	(538,454,708)	(346,315,393)
72,741	282,860	142,794	332,737
28,818,251	245,222,057	163,968,511	319,077,704

102,472,414	305,992,991	255,900,117	355,282,208

$623,382,145	$317,389,154	$563,210,839	$207,928,631
$725,854,559	$623,382,145	$819,110,956	$563,210,839

4,225,000	35,675,000	20,475,000	21,725,000
(3,125,000)	(26,925,000)	(15,700,000)	(10,850,000)
1,100,000	8,750,000	4,775,000	10,875,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – January		Innovator U.S. Equity Ultra Buffer ETF – February
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(617,658)	$(1,296,694)	$(273,593)	$(561,118)
17,951,204	16,884	6,536,177	(90,548)
(3,487,549)	16,701,245	731	4,298,856
13,845,997	15,421,435	6,263,315	3,647,190

88,998,350	151,614,790	61,328,455	83,759,859
(25,895,438)	(334,857,225)	(24,539,263)	(91,340,087)
44,529	47,304	24,006	33,559
63,147,441	(183,195,131)	36,813,198	(7,546,659)

76,993,438	(167,773,696)	43,076,513	(3,899,469)

$115,864,183	$283,637,879	$49,458,093	$53,357,562
$192,857,621	$115,864,183	$92,534,606	$49,458,093

2,575,000	5,100,000	2,050,000	3,175,000
(750,000)	(11,100,000)	(825,000)	(3,375,000)
1,825,000	(6,000,000)	1,225,000	(200,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – March		Innovator U.S. Equity Ultra Buffer ETF – April
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(277,278)	$(569,027)	$(350,040)	$(1,098,526)
5,357,419	(738,413)	11,508,795	4,060,174
(2,691,141)	4,409,711	(4,757,994)	2,548,462
2,389,000	3,102,271	6,400,761	5,510,110

129,703,508	178,510,980	148,227,290	284,210,560
(12,660,993)	(206,099,725)	(106,550,607)	(317,150,238)
64,857	47,610	36,885	77,121
117,107,372	(27,541,135)	41,713,568	(32,862,557)

119,496,372	(24,438,864)	48,114,329	(27,352,447)

$44,967,102	$69,405,966	$95,533,113	$122,885,560
$164,463,474	$44,967,102	$143,647,442	$95,533,113

4,025,000	6,300,000	5,300,000	11,400,000
(400,000)	(7,225,000)	(3,825,000)	(12,600,000)
3,625,000	(925,000)	1,475,000	(1,200,000)
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net decrease in net assets from capital transactions

NET DECREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total decrease in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – May		Innovator U.S. Equity Ultra Buffer ETF – June
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(206,020)	$(674,151)	$(247,733)	$(676,027)
6,986,484	4,644,961	3,233,787	4,731,034
(705,811)	140,810	4,513,845	519,503
6,074,653	4,111,620	7,499,899	4,574,510

–	94,363,725	4,553,070	76,443,600
(25,772,898)	(136,405,330)	(34,029,923)	(121,810,847)
380	43,587	3,011	44,435
(25,772,518)	(41,998,018)	(29,473,842)	(45,322,812)

(19,697,865)	(37,886,398)	(21,973,943)	(40,748,302)

$61,507,186	$99,393,584	$74,111,836	$114,860,138
$41,809,321	$61,507,186	$52,137,893	$74,111,836

–	3,550,000	150,000	2,775,000
(875,000)	(5,075,000)	(1,125,000)	(4,400,000)
(875,000)	(1,525,000)	(975,000)	(1,625,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – July		Innovator U.S. Equity Ultra Buffer ETF – August
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(420,755)	$(714,624)	$(1,299,231)	$(957,627)
4,366,940	8,229,827	29,286,586	12,107,936
12,513,631	(6,333,218)	20,140,623	(8,227,601)
16,459,816	1,181,985	48,127,978	2,922,708

732,006	139,395,697	111,415,113	412,903,672
(102,105,005)	(52,670,440)	(307,794,433)	(154,422,560)
23,843	67,035	68,576	180,017
(101,349,156)	86,792,292	(196,310,744)	258,661,129

(84,889,340)	87,974,277	(148,182,766)	261,583,837

$161,623,921	$73,649,644	$343,891,363	$82,307,526
$76,734,581	$161,623,921	$195,708,597	$343,891,363

25,000	4,850,000	3,750,000	14,425,000
(3,400,000)	(1,925,000)	(1,450,000)	(5,425,000)
(3,375,000)	2,925,000	2,300,000	9,000,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net decrease in net assets from capital transactions

NET DECREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total decrease in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – September		Innovator U.S. Equity Ultra Buffer ETF – October
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(324,435)	$(843,844)	$(384,767)	$(755,372)
3,390,023	15,585,594	1,251,903	15,400,133
8,075,784	(4,544,846)	9,780,179	(3,736,511)
11,141,372	10,196,904	10,647,315	10,908,250

2,970,690	103,096,440	3,104,241	70,835,078
(43,385,331)	(182,756,658)	(23,364,778)	(91,694,255)
9,461	33,775	8,449	25,328
(40,405,180)	(79,626,443)	(20,252,088)	(20,833,849)

(29,263,808)	(69,429,539)	(9,604,773)	(9,925,599)

$89,556,474	$158,986,013	$103,295,410	$113,221,009
$60,292,666	$89,556,474	$93,690,637	$103,295,410

100,000	3,525,000	100,000	2,350,000
(1,350,000)	(6,475,000)	(725,000)	(3,125,000)
(1,250,000)	(2,950,000)	(625,000)	(775,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain
Unrealized appreciation
Net increase in net assets from operations

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF – November		Innovator U.S. Equity Ultra Buffer ETF – December
Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023	Period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023

$(211,698)	$(400,221)	$(333,698)	$(673,474)
1,078,262	5,528,544	6,644,642	2,775,109
3,909,420	5,694	4,525,002	2,530,124
4,775,984	5,134,017	10,835,946	4,631,759

29,042,515	23,303,373	80,625,853	124,998,823
(10,439,435)	(51,171,567)	(72,613,362)	(106,342,178)
15,702	15,815	14,305	58,046
18,618,782	(27,852,379)	8,026,796	18,714,691

23,394,766	(22,718,362)	18,862,742	23,346,450

$30,407,560	$53,125,922	$69,657,792	$46,311,342
$53,802,326	$30,407,560	$88,520,534	$69,657,792

950,000	850,000	2,575,000	4,475,000
(325,000)	(1,750,000)	(2,325,000)	(3,700,000)
625,000	(900,000)	250,000	775,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain
Unrealized appreciation
Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Total increase in shares outstanding

(a)      Inception date of the Fund was December 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – January	Innovator Premium Income 20 Barrier ETF – January	Innovator Premium Income 30 Barrier ETF – January	Innovator Premium Income 40 Barrier ETF – January
Period ended April 30, 2024 (a)	Period ended April 30, 2024 (a)	Period ended April 30, 2024 (a)	Period ended April 30, 2024 (a)

$54,592	$100,936	$253,645	$129,676
–	–	5,020	–
55,602	77,917	71,311	8,590
110,194	178,853	329,976	138,266

(97,951)	(144,745)	(327,498)	(171,722)
(97,951)	(144,745)	(327,498)	(171,722)

4,961,705	9,270,720	24,722,168	14,200,020
2,977	5,563	19,778	14,200
4,964,682	9,276,283	24,741,946	14,214,220

4,976,925	9,310,391	24,744,424	14,180,764

$–	$–	$–	$–
$4,976,925	$9,310,391	$24,744,424	$14,180,764

200,000	375,000	1,000,000	575,000
200,000	375,000	1,000,000	575,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Return of capital
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)      Inception date of the Fund was March 31, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – April		Innovator Premium Income 20 Barrier ETF – April
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$164,258	$200,177	$505,421	$587,432
(123,229)	564,526	(348,039)	1,402,776
211,313	(373,244)	541,184	(751,040)
252,342	391,459	698,566	1,239,168

(370,447)	(413,273)	(1,019,621)	(1,080,306)
–	(56,909)	–	–
(370,447)	(470,182)	(1,019,621)	(1,080,306)

1,843,020	10,547,182	1,852,712	33,265,223
(1,839,188)	(2,465,720)	(2,474,692)	(6,879,773)
1,724	5,227	1,607	18,911
5,556	8,086,889	(620,373)	26,404,361

(112,549)	8,007,966	(941,428)	26,563,223

$8,007,966	$–	$26,563,223	$–
$7,895,417	$8,007,966	$25,621,795	$26,563,223

75,000	425,000	75,000	1,350,000
(75,000)	(100,000)	(100,000)	(275,000)
–	325,000	(25,000)	1,075,000
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)      Inception date of the Fund was March 31, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 30 Barrier ETF – April		Innovator Premium Income 40 Barrier ETF – April
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$832,239	$1,047,609	$490,719	$778,051
(498,229)	1,609,482	(1,114,929)	1,642,320
774,540	(946,173)	1,250,577	(1,330,499)
1,108,550	1,710,918	626,367	1,089,872

(1,387,619)	(1,667,118)	(715,990)	(1,019,234)
(1,387,619)	(1,667,118)	(715,990)	(1,019,234)

612,780	55,458,505	620,673	43,592,020
(11,104,985)	(6,790,045)	(12,944,948)	(10,455,635)
4,946	41,615	8,155	45,152
(10,487,259)	48,710,075	(12,316,120)	33,181,537

(10,766,328)	48,753,875	(12,405,743)	33,252,175

$48,753,875	$–	$33,252,175	$–
$37,987,547	$48,753,875	$20,846,432	$33,252,175

25,000	2,250,000	25,000	1,775,000
(450,000)	(275,000)	(525,000)	(425,000)
(425,000)	1,975,000	(500,000)	1,350,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Return of capital
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)      Inception date of the Fund was June 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – July		Innovator Premium Income 20 Barrier ETF – July
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$102,003	$56,707	$560,142	$305,873
144,102	–	200,705	106,570
109,252	(72,957)	636,644	(292,130)
355,357	(16,250)	1,397,491	120,313

(194,981)	(56,707)	(905,648)	(305,873)
–	(34,284)	–	(164,147)
(194,981)	(90,991)	(905,648)	(470,020)

635,070	4,954,963	–	26,733,505
(1,256,568)	–	(1,888,160)	(1,228,730)
884	2,973	379	16,761
(620,614)	4,957,936	(1,887,781)	25,521,536

(460,238)	4,850,965	(1,395,938)	25,171,829

$4,850,695	$–	$25,171,829	$–
$4,390,457	$4,850,695	$23,775,891	$25,171,829

25,000	200,000	–	1,075,000
(50,000)	–	(75,000)	(50,000)
(25,000)	200,000	(75,000)	1,025,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Return of capital
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase (decrease) in net assets from capital transactions

NET INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase/(decrease) in shares outstanding

(a)      Inception date of the Fund was June 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 30 Barrier ETF – July		Innovator Premium Income 40 Barrier ETF – July
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$596,915	$353,370	$194,555	$109,414
187,502	211,538	6,634	–
330,634	(242,195)	85,202	9,390
1,115,051	322,713	286,391	118,804

(838,718)	(353,370)	(247,550)	(114,933)
–	(65,989)	–	–
(838,718)	(419,359)	(247,550)	(114,933)

–	32,302,587	624,725	8,056,353
(3,140,353)	(3,745,855)	–	–
1,007	27,350	625	8,056
(3,139,346)	28,584,082	625,350	8,064,409

(2,863,013)	28,487,436	664,191	8,068,280

$28,487,436	$–	$8,068,280	$–
$25,624,423	$28,487,436	$8,732,471	$8,068,280

–	1,300,000	25,000	325,000
(125,000)	(150,000)	–	–
(125,000)	1,150,000	25,000	325,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Total increase in shares outstanding

(a)      Inception date of the Fund was September 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – October		Innovator Premium Income 20 Barrier ETF – October
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$107,150	$8,482	$427,048	$30,715
64	–	22,872	–
176,728	(15,879)	458,535	(31,054)
283,942	(7,397)	908,455	(339)

(218,429)	–	(736,261)	–
(218,429)	–	(736,261)	–

1,831,100	2,978,255	8,488,768	10,717,485
1,099	2,360	5,094	6,430
1,832,199	2,980,615	8,493,862	10,723,915

1,897,712	2,973,218	8,666,056	10,723,576

$2,973,218	$–	$10,723,576	$–
$4,870,930	$2,973,218	$19,389,632	$10,723,576

75,000	125,000	350,000	450,000
75,000	125,000	350,000	450,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain
Unrealized appreciation/(depreciation)
Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)      Inception date of the Fund was September 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 30 Barrier ETF – October		Innovator Premium Income 40 Barrier ETF – October
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$523,608	$36,958	$221,629	$22,204
149,807	–	83	–
242,602	(28,146)	88,607	(4,560)
916,017	8,812	310,319	17,644

(761,168)	–	(292,063)	–
(761,168)	–	(292,063)	–

9,646,073	13,700,488	7,240,105	6,537,468
(607,247)	–	–	–
7,839	10,960	7,239	6,537
9,046,665	13,711,448	7,247,344	6,544,005

9,201,514	13,720,260	7,265,600	6,561,649

$13,720,260	$–	$6,561,649	$–
$22,921,774	$13,720,260	$13,827,249	$6,561,649

400,000	575,000	300,000	275,000
(25,000)	–	–	–
375,000	575,000	300,000	275,000
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Return of capital
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)      Inception date of the Fund was December 29, 2023.

(b)      Inception date of the Fund was March 28, 2024.

(c)      Inception date of the Fund was September 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 9 Buffer ETF – January	Innovator Premium Income 9 Buffer ETF – April	Innovator Premium Income 9 Buffer ETF – October
Period ended April 30, 2024 (a)	Period ended April 30, 2024 (b)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (c)

$110,742	$4,551	$264,117	$6,351
(39)	–	18,389	–
87,656	(8,712)	181,037	(3,249)
198,359	(4,161)	463,543	3,102

(188,210)	(6,676)	(464,770)	(6,351)
–	–	–	(8,763)
(188,210)	(6,676)	(464,770)	(15,114)

8,589,343	1,246,000	12,040,615	2,373,913
–	–	(607,612)	–
4,295	623	6,143	1,187
8,593,638	1,246,623	11,439,146	2,375,100

8,603,787	1,235,786	11,437,919	2,363,088

$–	$–	$2,363,088	$–
$8,603,787	$1,235,786	$13,801,007	$2,363,088

350,000	50,000	500,000	100,000
–	–	(25,000)	–
350,000	50,000	475,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income/(loss)
Net realized gain
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)      Inception date of the Fund was September 29, 2023.

(b)      Inception date of the Fund was December 29, 2023.

(c)      Inception date of the Fund was March 28, 2024.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly		Innovator Premium Income 15 Buffer ETF – January	Innovator Premium Income 15 Buffer ETF – April
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (b)	Period ended April 30, 2024 (c)

$(89,546)	$(3,740)	$210,141	$7,998
2,453,408	–	9	–
(726,728)	(272,401)	121,731	(6,857)
1,637,134	(276,141)	331,881	1,141

–	–	(299,880)	(11,733)
–	–	(299,880)	(11,733)

103,598,777	12,884,708	17,144,753	2,489,875
(39,309,310)	–	–	–
27,940	6,122	8,572	1,244
64,317,407	12,890,830	17,153,325	2,491,119

65,954,541	12,614,689	17,185,326	2,480,527

$12,614,689	$–	$–	$–
$78,569,230	$12,614,689	$17,185,326	$2,480,527

3,700,000	500,000	700,000	100,000
(1,400,000)	–	–	–
2,300,000	500,000	700,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

OPERATIONS:
Net investment income/(loss)
Net realized gain/(loss)
Unrealized appreciation/(depreciation)
Net increase/(decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Return of capital
Total distributions to shareholders

CAPITAL TRANSACTIONS:
Subscriptions
Redemptions
ETF transaction fees (See Note 5)
Net increase in net assets from capital transactions

NET INCREASE IN NET ASSETS

NET ASSETS:
Beginning of the period
End of the period

SHARES TRANSACTIONS
Subscriptions
Redemptions
Total increase in shares outstanding

(a)      Inception date of the Fund was September 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Premium Income 15 Buffer ETF – October		Innovator U.S. Equity 10 Buffer ETF – Quarterly
Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)	Period ended April 30, 2024 (Unaudited)	Period ended October 31, 2023 (a)

$357,461	$17,869	$(235,515)	$(7,047)
(2)	–	3,833,345	–
209,409	(6,291)	(855,944)	(39,080)
566,868	11,578	2,741,886	(46,127)

(557,274)	(17,869)	–	–
–	(18,403)	–	–
(557,274)	(36,272)	–	–

12,617,228	7,123,752	159,313,668	24,930,057
–	–	(68,363,683)	–
6,309	3,562	47,179	12,145
12,623,537	7,127,314	90,997,164	24,942,202

12,633,131	7,102,620	93,739,050	24,896,075

$7,102,620	$–	$24,896,075	$–
$19,735,751	$7,102,620	$118,635,125	$24,896,075

525,000	300,000	5,950,000	975,000
–	–	(2,550,000)	–
525,000	300,000	3,400,000	975,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss
Innovator U.S. Equity Buffer ETF – January
4/30/2024 (c)	$35.99	(0.16)	6.86	6.70	–
10/31/2023	$33.17	(0.28)	3.09	2.81	–
10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	–
10/31/2021	$29.77	(0.27)	7.35	7.08	–
10/31/2020	$29.69	(0.23)	1.63	1.40	(1.36)
10/31/2019 (e)	$25.08	(0.19)	4.75	4.56	–

Innovator U.S. Equity Buffer ETF – February
4/30/2024 (c)	$32.76	(0.14)	5.91	5.77	–
10/31/2023	$29.62	(0.25)	3.38	3.13	–
10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	–
10/31/2021	$25.09	(0.23)	6.75	6.52	–
10/31/2020 (f)	$24.52	(0.14)	0.69	0.55	–

Innovator U.S. Equity Buffer ETF – March
4/30/2024 (c)	$35.73	(0.16)	4.95	4.79	–
10/31/2023	$31.93	(0.27)	4.06	3.79	–
10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	–
10/31/2021	$27.92	(0.25)	6.37	6.12	–
10/31/2020 (g)	$26.01	(0.14)	2.03	1.89	–

Innovator U.S. Equity Buffer ETF – April
4/30/2024 (c)	$34.42	(0.15)	4.65	4.50	–
10/31/2023	$30.83	(0.26)	3.84	3.58	–
10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	–
10/31/2021	$28.41	(0.25)	4.61	4.36	–
10/31/2020	$26.64	(0.22)	1.95	1.73	–
10/31/2019 (h)	$24.95	(0.12)	1.79	1.67	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was December 31, 2018.

(f)     Inception date of the Fund was January 31, 2020.

(g)    Inception date of the Fund was February 28, 2020.

(h)    Inception date of the Fund was March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$42.70	18.64	% (d)	$259,390	0.79%	(0.78)%	0%
$0.01	$35.99	8.50%		$148,460	0.79%	(0.79)%	0%
$0.02	$33.17	(10.03)%		$142,636	0.79%	(0.79)%	0%
$0.02	$36.87	23.85%		$150,240	0.79%	(0.79)%	0%
$0.04	$29.77	4.99%		$125,767	0.79%	(0.79)%	0%
$0.05	$29.69	18.38	% (d)	$22,267	0.80%	(0.80)%	0%

$0.02	$38.55	17.67	% (d)	$217,822	0.79%	(0.77)%	0%
$0.01	$32.76	10.62%		$99,929	0.79%	(0.78)%	0%
$0.02	$29.62	(6.37)%		$68,860	0.79%	(0.79)%	0%
$0.02	$31.63	26.08%		$86,203	0.79%	(0.79)%	0%
$0.02	$25.09	2.32	% (d)	$37,008	0.79%	(0.79)%	0%

$0.02	$40.54	13.46	% (d)	$182,425	0.79%	(0.78)%	0%
$0.01	$35.73	11.89%		$87,536	0.79%	(0.78)%	0%
$0.01	$31.93	(6.26)%		$76,635	0.79%	(0.79)%	0%
$0.02	$34.06	21.98%		$62,164	0.79%	(0.79)%	0%
$0.02	$27.92	7.36	% (d)	$23,735	0.79%	(0.79)%	0%

$0.01	$38.93	13.11	% (d)	$224,820	0.79%	(0.78)%	0%
$0.01	$34.42	11.65%		$151,433	0.79%	(0.78)%	0%
$0.02	$30.83	(5.99)%		$115,595	0.79%	(0.79)%	0%
$0.02	$32.79	15.40%		$122,956	0.79%	(0.79)%	0%
$0.04	$28.41	6.65%		$69,609	0.79%	(0.79)%	0%
$0.02	$26.65	6.78	% (d)	$41,295	0.79%	(0.79)%	121%
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations
Innovator U.S. Equity Buffer ETF – May
4/30/2024 (c)	$30.60	(0.13)	5.35	5.22
10/31/2023	$29.07	(0.24)	1.76	1.52
10/31/2022	$32.55	(0.24)	(3.26)	(3.50)
10/31/2021	$27.92	(0.25)	4.86	4.61
10/31/2020 (e)	$25.63	(0.11)	2.39	2.28

Innovator U.S. Equity Buffer ETF – June
4/30/2024 (c)	$32.33	(0.14)	5.28	5.14
10/31/2023	$30.59	(0.25)	1.96	1.71
10/31/2022	$33.96	(0.25)	(3.14)	(3.39)
10/31/2021	$29.25	(0.26)	4.95	4.69
10/31/2020	$27.38	(0.22)	2.03	1.81
10/31/2019 (f)	$25.33	(0.09)	2.11	2.02

Innovator U.S. Equity Buffer ETF – July
4/30/2024 (c)	$33.91	(0.15)	5.71	5.56
10/31/2023	$30.83	(0.26)	3.32	3.06
10/31/2022	$32.69	(0.25)	(1.65)	(1.90)
10/31/2021	$27.94	(0.25)	4.97	4.72
10/31/2020	$26.55	(0.21)	1.56	1.35
10/31/2019	$24.61	(0.21)	2.09	1.88

Innovator U.S. Equity Buffer ETF – August
4/30/2024 (c)	$32.51	(0.14)	5.33	5.19
10/31/2023	$30.00	(0.25)	2.74	2.49
10/31/2022	$32.65	(0.25)	(2.43)	(2.68)
10/31/2021	$27.49	(0.24)	5.38	5.14
10/31/2020	$25.53	(0.21)	2.15	1.94
10/31/2019 (g)	$25.04	(0.05)	0.52	0.47

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was April 30, 2020.

(f)     Inception date of the Fund was May 31, 2019.

(g)    Inception date of the Fund was July 31, 2019.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$35.82	17.09	% (d)	$108,363	0.79%	(0.78)%	0%
	$0.01	$30.60	5.29%		$110,940	0.79%	(0.78)%	0%
	$0.02	$29.07	(10.70)%		$175,858	0.79%	(0.79)%	0%
	$0.02	$32.55	16.58%		$82,190	0.79%	(0.79)%	0%
	$0.01	$27.92	8.94	% (d)	$16,055	0.79%	(0.79)%	0%

$	– (h)	$37.47	15.91	% (d)	$89,000	0.79%	(0.78)%	0%
	$0.03	$32.33	5.69%		$101,031	0.79%	(0.78)%	0%
	$0.02	$30.59	(9.93)%		$76,474	0.79%	(0.79)%	0%
	$0.02	$33.96	16.12%		$81,509	0.79%	(0.79)%	0%
	$0.06	$29.25	6.81%		$32,172	0.79%	(0.79)%	0%
	$0.03	$27.38	8.10	% (d)	$4,792	0.80%	(0.80)%	0%

$	– (h)	$39.47	16.41	% (d)	$188,470	0.79%	(0.78)%	0%
	$0.02	$33.91	9.98%		$341,615	0.79%	(0.78)%	0%
	$0.04	$30.83	(5.69)%		$170,341	0.79%	(0.79)%	0%
	$0.03	$32.69	17.53%		$183,066	0.79%	(0.79)%	0%
	$0.04	$27.94	5.24%		$67,755	0.79%	(0.79)%	4%
	$0.06	$26.55	7.89%		$83,639	0.81%	(0.80)%	106%

	$0.01	$37.71	16.01	% (d)	$157,441	0.79%	(0.77)%	0%
	$0.02	$32.51	8.35%		$182,037	0.79%	(0.77)%	0%
	$0.03	$30.00	(8.13)%		$102,754	0.79%	(0.79)%	0%
	$0.02	$32.65	18.81%		$86,535	0.79%	(0.79)%	0%
	$0.02	$27.49	7.68%		$48,099	0.79%	(0.79)%	0%
	$0.02	$25.53	1.94	% (d)	$47,221	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Buffer ETF – September
4/30/2024 (c)	$33.14	(0.14)	5.46	5.32	–	–
10/31/2023	$30.33	(0.25)	3.05	2.80	–	–
10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	–	–
10/31/2021	$26.40	(0.24)	6.47	6.23	–	–
10/31/2020	$25.31	(0.21)	1.59	1.38	(0.36)	(0.36)
10/31/2019 (e)	$24.59	(0.03)	0.73	0.70	–	–

Innovator U.S. Equity Buffer ETF – October
4/30/2024 (c)	$34.94	(0.15)	5.30	5.15	–	–
10/31/2023	$31.43	(0.26)	3.76	3.50	–	–
10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	–	–
10/31/2021	$27.26	(0.25)	6.88	6.63	–	–
10/31/2020	$25.18	(0.20)	2.31	2.11	(0.05)	(0.05)
10/31/2019	$23.42	(0.20)	1.92	1.72	–	–

Innovator U.S. Equity Buffer ETF – November
4/30/2024 (c)	$31.97	(0.14)	4.42	4.28	–	–
10/31/2023	$29.74	(0.25)	2.47	2.22	–	–
10/31/2022	$32.71	(0.24)	(2.25)	(2.49)	–	–
10/31/2021	$27.31	(0.24)	5.12	4.88	–	–
10/31/2020	$25.53	(0.20)	1.92	1.72	–	–
10/31/2019 (f)	$25.53	–	–	–	–	–

Innovator U.S. Equity Buffer ETF – December
4/30/2024 (c)	$34.26	(0.15)	5.79	5.64	–	–
10/31/2023	$31.67	(0.27)	2.84	2.57	–	–
10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	–	–
10/31/2021	$27.73	(0.25)	(6.53)	6.28	–	–
10/31/2020 (g)	$26.40	(0.19)	1.47	1.28	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was August 30, 2019.

(f)     Inception date of the Fund was October 31, 2019.

(g)    Inception date of the Fund was November 29, 2019.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$38.46	16.07	% (d)	$147,120	0.79%	(0.78)%	0%
	$0.01	$33.14	9.26%		$178,109	0.79%	(0.78)%	0%
	$0.02	$30.33	(7.13)%		$166,049	0.79%	(0.79)%	0%
	$0.03	$32.66	23.68%		$156,749	0.79%	(0.79)%	0%
	$0.07	$26.40	5.81%		$77,892	0.79%	(0.79)%	0%
	$0.02	$25.31	2.91	% (d)	$4,429	0.79%	(0.79)%	186%

$	– (h)	$40.09	14.73	% (d)	$168,386	0.79%	(0.78)%	0%
	$0.01	$34.94	11.18%		$171,230	0.79%	(0.79)%	0%
	$0.03	$31.43	(7.29)%		$226,302	0.79%	(0.79)%	0%
	$0.01	$33.90	24.34%		$111,875	0.79%	(0.79)%	0%
	$0.02	$27.26	8.51%		$73,613	0.79%	(0.79)%	0%
	$0.04	$25.18	7.48%		$173,098	0.80%	(0.80)%	25%

$	– (h)	$36.25	13.35	% (d)	$102,407	0.79%	(0.78)%	0%
	$0.01	$31.97	7.49%		$83,924	0.79%	(0.78)%	0%
	$0.02	$29.74	(7.65)%		$61,710	0.79%	(0.79)%	0%
	$0.02	$32.21	17.93%		$30,599	0.79%	(0.79)%	0%
	$0.06	$27.31	7.00%		$15,023	0.79%	(0.79)%	0%
	$–	$25.53	–% (d	)	$2,553	–%	–%	0%

	$0.01	$39.91	16.50	% (d)	$145,686	0.79%	(0.78)%	0%
	$0.02	$34.26	8.18%		$95,930	0.79%	(0.78)%	0%
	$0.03	$31.67	(6.97)%		$103,722	0.79%	(0.79)%	0%
	$–	$34.04	22.76%		$57,874	0.79%	(0.79)%	0%
	$0.05	$27.73	5.04	% (d)	$24,958	0.79%	(0.79)%	146%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Power Buffer ETF – January
4/30/2024 (c)	$34.25	(0.14)	4.48	4.34	–	–
10/31/2023	$31.17	(0.26)	3.33	3.07	–	–
10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	–	–
10/31/2021	$29.08	(0.25)	4.25	4.00	–	–
10/31/2020	$28.13	(0.22)	1.14	0.92	–	–
10/31/2019 (e)	$25.08	(0.18)	3.20	3.02	–	–

Innovator U.S. Equity Power Buffer ETF – February
4/30/2024 (c)	$30.02	(0.13)	3.85	3.72	–	–
10/31/2023	$27.84	(0.23)	2.40	2.17	–	–
10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	–	–
10/31/2021	$25.03	(0.22)	4.18	3.96	–	–
10/31/2020 (f)	$24.52	(0.14)	0.63	0.49	–	–

Innovator U.S. Equity Power Buffer ETF – March
4/30/2024 (c)	$33.18	(0.14)	3.09	2.95	–	–
10/31/2023	$30.38	(0.25)	3.04	2.79	–	–
10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	–	–
10/31/2021	$27.39	(0.24)	4.06	3.82	–	–
10/31/2020 (g)	$26.01	(0.14)	1.50	1.36	–	–

Innovator U.S. Equity Power Buffer ETF – April
4/30/2024 (c)	$30.24	(0.13)	2.76	2.63	–	–
10/31/2023	$27.80	(0.23)	2.65	2.42	–	–
10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	–	–
10/31/2021	$26.54	(0.22)	2.70	2.48	–	–
10/31/2020	$26.31	(0.20)	1.20	1.00	(0.80)	(0.80)
10/31/2019 (h)	$24.95	(0.12)	1.46	1.34	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was December 31, 2018.

(f)     Inception date of the Fund was January 31, 2020.

(g)    Inception date of the Fund was February 28, 2020.

(h)    Inception date of the Fund was March 29, 2019.
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$38.60	12.70	% (d)	$1,140,692	0.79%	(0.78)%	0%
$0.01	$34.25	9.91%		$569,465	0.79%	(0.78)%	0%
$0.02	$31.17	(5.83)%		$448,795	0.79%	(0.79)%	0%
$0.02	$33.10	13.82%		$294,561	0.79%	(0.79)%	0%
$0.03	$29.08	3.38%		$288,597	0.79%	(0.79)%	0%
$0.03	$28.13	12.15	% (d)	$67,507	0.79%	(0.79)%	0%

$0.01	$33.75	12.41	% (d)	$739,862	0.79%	(0.78)%	0%
$0.01	$30.02	7.84%		$442,802	0.79%	(0.78)%	0%
$0.02	$27.84	(4.02)%		$239,416	0.79%	(0.79)%	0%
$0.02	$29.01	15.90%		$170,407	0.79%	(0.79)%	0%
$0.02	$25.03	2.06	% (d)	$115,121	0.79%	(0.79)%	0%

$0.02	$36.15	8.96	% (d)	$704,083	0.79%	(0.78)%	0%
$0.01	$33.18	9.24%		$377,427	0.79%	(0.78)%	0%
$0.02	$30.38	(2.72)%		$226,295	0.79%	(0.79)%	0%
$0.02	$31.23	14.01%		$117,875	0.79%	(0.79)%	0%
$0.02	$27.39	5.30	% (d)	$71,895	(0.79)%	(0.79)%	0%

$0.01	$32.88	8.73	% (d)	$923,878	0.79%	(0.78)%	0%
$0.02	$30.24	8.78%		$579,804	0.79%	(0.78)%	0%
$0.02	$27.80	(4.29)%		$308,534	0.79%	(0.79)%	0%
$0.02	$29.04	9.45%		$242,503	0.79%	(0.79)%	0%
$0.02	$26.54	4.00%		$187,078	0.79%	(0.79)%	0%
$0.02	$26.31	5.44	% (d)	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Power Buffer ETF – May
4/30/2024 (c)	$29.19	(0.12)	3.57	3.45	–	–
10/31/2023	$28.02	(0.23)	1.38	1.15	–	–
10/31/2022	$30.23	(0.23)	(2.00)	(2.23)	–	–
10/31/2021	$27.34	(0.23)	3.10	2.87	–	–
10/31/2020 (e)	$25.63	(0.11)	1.80	1.69	–	–

Innovator U.S. Equity Power Buffer ETF – June
4/30/2024 (c)	$31.04	(0.13)	3.72	3.59	–	–
10/31/2023	$29.69	(0.24)	1.58	1.34	–	–
10/31/2022	$31.87	(0.24)	(1.96)	(2.20)	–	–
10/31/2021	$28.88	(0.24)	3.20	2.96	–	–
10/31/2020	$26.74	(0.22)	2.30	2.08	–	–
10/31/2019 (f)	$25.33	(0.09)	1.48	1.39	–	–

Innovator U.S. Equity Power Buffer ETF – July
4/30/2024 (c)	$33.31	(0.14)	4.55	4.41	–	–
10/31/2023	$29.90	(0.25)	3.64	3.39	–	–
10/31/2022	$30.38	(0.24)	(0.27)	(0.51)	–	–
10/31/2021	$27.43	(0.23)	3.16	2.93	–	–
10/31/2020	$26.36	(0.21)	1.46	1.25	(0.22)	(0.22)
10/31/2019	$24.75	(0.20)	1.77	1.57	–	–

Innovator U.S. Equity Power Buffer ETF – August
4/30/2024 (c)	$30.69	(0.13)	4.23	4.10	–	–
10/31/2023	$28.21	(0.23)	2.69	2.46	–	–
10/31/2022	$30.00	(0.23)	(1.58)	(1.81)	–	–
10/31/2021	$26.86	(0.23)	3.35	3.12	–	–
10/31/2020	$25.45	(0.21)	1.93	1.72	(0.34)	(0.34)
10/31/2019 (g)	$25.04	(0.05)	0.44	0.39	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was April 30, 2020.

(f)     Inception date of the Fund was May 31, 2019.

(g)    Inception date of the Fund was July 31, 2019.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$32.64	11.84	% (d)	$419,415	0.79%	(0.78)%	0%
	$0.02	$29.19	4.19%		$459,063	0.79%	(0.78)%	0%
	$0.02	$28.02	(7.30)%		$392,967	0.79%	(0.79)%	0%
	$0.02	$30.23	10.54%		$238,780	0.79%	(0.79)%	0%
	$0.02	$27.34	6.69	% (d)	$65,626	0.79%	(0.79)%	0%

$	– (h)	$34.63	11.59	% (d)	$432,023	0.79%	(0.78)%	0%
	$0.01	$31.04	4.54%		$521,398	0.79%	(0.78)%	0%
	$0.02	$29.69	(6.84)%		$344,365	0.79%	(0.79)%	0%
	$0.03	$31.87	10.34%		$152,966	0.79%	(0.79)%	0%
	$0.06	$28.88	8.00%		$94,588	0.79%	(0.79)%	0%
	$0.02	$26.74	5.58	% (d)	$20,057	0.79%	(0.79)%	0%

$	– (h)	$37.72	13.24	% (d)	$756,326	0.79%	(0.78)%	0%
	$0.02	$33.31	11.41%		$999,374	0.79%	(0.78)%	0%
	$0.03	$29.90	(1.59)%		$503,828	0.79%	(0.79)%	0%
	$0.02	$30.38	10.78%		$218,755	0.79%	(0.79)%	0%
	$0.04	$27.43	4.89%		$111,759	0.79%	(0.79)%	15%
	$0.04	$26.36	6.53%		$92,273	0.79%	(0.79)%	137%

$	– (h)	$34.79	13.35	% (d)	$708,890	0.79%	(0.77)%	0%
	$0.02	$30.69	8.82%		$886,281	0.79%	(0.78)%	0%
	$0.02	$28.21	(5.98)%		$435,772	0.79%	(0.79)%	0%
	$0.02	$30.00	11.68%		$185,991	0.79%	(0.79)%	0%
	$0.03	$26.86	6.95%		$109,458	0.79%	(0.79)%	0%
	$0.02	$25.45	1.65	% (d)	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Power Buffer ETF – September
4/30/2024 (c)	$32.04	(0.14)	4.23	4.09	–	–
10/31/2023	$29.10	(0.24)	3.17	2.93	–	–
10/31/2022	$29.97	(0.23)	(0.67)	(0.90)	–	–
10/31/2021	$26.01	(0.23)	4.17	3.94	–	–
10/31/2020	$25.15	(0.21)	1.01	0.80	–	–
10/31/2019 (e)	$24.59	(0.03)	0.58	0.55	–	–

Innovator U.S. Equity Power Buffer ETF – October
4/30/2024 (c)	$33.60	(0.14)	3.90	3.76	–	–
10/31/2023	$29.72	(0.25)	4.12	3.87	–	–
10/31/2022	$30.04	(0.23)	(0.13)	(0.36)	–	–
10/31/2021	$26.02	(0.23)	4.23	4.00	–	–
10/31/2020	$25.16	(0.20)	1.60	1.40	(0.56)	(0.56)
10/31/2019	$23.54	(0.20)	1.79	1.59	–	–

Innovator U.S. Equity Power Buffer ETF – November
4/30/2024 (c)	$32.26	(0.13)	3.41	3.28	–	–
10/31/2023	$30.01	(0.25)	2.49	2.24	–	–
10/31/2022	$30.52	(0.23)	(0.31)	(0.54)	–	–
10/31/2021	$27.30	(0.23)	3.44	3.21	–	–
10/31/2020	$25.53	(0.21)	1.94	1.73	–	–
10/31/2019 (f)	$25.53	–	–	–	–	–

Innovator U.S. Equity Power Buffer ETF – December
4/30/2024 (c)	$31.64	(0.14)	4.77	4.63	–	–
10/31/2023	$30.03	(0.25)	1.84	1.59	–	–
10/31/2022	$31.01	(0.24)	(0.75)	(0.99)	–	–
10/31/2021	$27.42	(0.24)	3.80	3.56	–	–
10/31/2020 (g)	$26.40	(0.19)	1.17	0.98	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was August 30, 2019.

(f)     Inception date of the Fund was October 31, 2019.

(g)    Inception date of the Fund was November 29, 2019.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$36.13	12.78	% (d)	$692,838	0.79%	(0.78)%	0%
	$0.01	$32.04	10.09%		$691,242	0.79%	(0.78)%	0%
	$0.03	$29.10	(2.90)%		$547,143	0.79%	(0.79)%	0%
	$0.02	$29.97	15.24%		$303,473	0.79%	(0.79)%	0%
	$0.06	$26.01	3.40%		$287,388	0.79%	(0.79)%	3%
	$0.01	$25.15	2.29	% (d)	$20,122	0.79%	(0.79)%	127%

$	– (h)	$37.36	11.20	% (d)	$613,699	0.79%	(0.78)%	0%
	$0.01	$33.60	13.04%		$725,754	0.79%	(0.78)%	0%
	$0.04	$29.72	(1.05)%		$649,488	0.79%	(0.79)%	0%
	$0.02	$30.04	15.44%		$209,533	0.79%	(0.79)%	0%
	$0.02	$26.02	5.74%		$189,967	0.79%	(0.79)%	0%
	$0.03	$25.16	6.90%		$311,363	0.80%	(0.79)%	3%

$	– (h)	$35.54	10.14	% (d)	$725,855	0.79%	(0.78)%	0%
	$0.01	$32.26	7.50%		$623,382	0.79%	(0.78)%	0%
	$0.03	$30.01	(1.67)%		$317,389	0.79%	(0.79)%	0%
	$0.01	$30.52	11.80%		$79,343	0.79%	(0.79)%	0%
	$0.04	$27.30	6.94%		$38,217	0.79%	(0.79)%	0%
	$–	$25.53	–% (d)		$2,553	–%	–%	0%

	$0.01	$36.28	14.67	% (d)	$819,111	0.79%	(0.78)%	0%
	$0.02	$31.64	5.38%		$563,211	0.79%	(0.77)%	0%
	$0.01	$30.03	(3.16)%		$207,929	0.79%	(0.79)%	0%
	$0.03	$31.01	13.10%		$108,520	0.79%	(0.79)%	0%
	$0.04	$27.42	3.85	% (d)	$65,111	0.79%	(0.79)%	141%
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Ultra Buffer ETF – January
4/30/2024 (c)	$32.18	(0.14)	3.50	3.36	–	–
10/31/2023	$29.55	(0.24)	2.86	2.62	–	–
10/31/2022	$31.37	(0.23)	(1.62)	(1.85)	–	–
10/31/2021	$28.36	(0.24)	3.23	2.99	–	–
10/31/2020	$27.69	(0.22)	0.86	0.64	–	–
10/31/2019 (e)	$25.08	(0.18)	2.77	2.59	–	–

Innovator U.S. Equity Ultra Buffer ETF – February
4/30/2024 (c)	$27.10	(0.12)	3.35	3.23	–	–
10/31/2023	$26.35	(0.21)	0.95	0.74	–	–
10/31/2022	$27.80	(0.21)	(1.25)	(1.46)	–	–
10/31/2021	$24.91	(0.21)	3.08	2.87	–	–
10/31/2020 (f)	$24.52	(0.14)	0.50	0.36	–	–

Innovator U.S. Equity Ultra Buffer ETF – March
4/30/2024 (c)	$29.49	(0.12)	2.53	2.41	–	–
10/31/2023	$28.33	(0.23)	1.37	1.14	–	–
10/31/2022	$29.56	(0.23)	(1.02)	(1.25)	–	–
10/31/2021	$26.93	(0.23)	2.84	2.61	–	–
10/31/2020 (g)	$26.01	(0.14)	1.03	0.89	–	–

Innovator U.S. Equity Ultra Buffer ETF – April
4/30/2024 (c)	$25.48	(0.11)	2.11	2.00	–	–
10/31/2023	$24.83	(0.20)	0.84	0.64	–	–
10/31/2022	$26.02	(0.20)	(1.01)	(1.21)	–	–
10/31/2021	$24.47	(0.20)	1.72	1.52	–	–
10/31/2020	$26.22	(0.19)	(1.01)	(1.20)	(0.57)	(0.57)
10/31/2019 (h)	$24.95	(0.12)	1.37	1.25	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was December 31, 2018.

(f)     Inception date of the Fund was January 31, 2020.

(g)    Inception date of the Fund was February 28, 2020.

(h)    Inception date of the Fund was March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$35.55	10.46	% (d)	$192,858	0.79%	(0.78)%	0%
$0.01	$32.18	8.93%		$115,864	0.79%	(0.79)%	0%
$0.03	$29.55	(5.82)%		$283,638	0.79%	(0.79)%	0%
$0.02	$31.37	10.62%		$86,274	0.79%	(0.79)%	0%
$0.03	$28.36	2.44%		$112,023	0.79%	(0.79)%	0%
$0.02	$27.69	10.39	% (d)	$30,455	0.79%	(0.79)%	0%

$0.01	$30.34	11.95	% (d)	$92,535	0.79%	(0.78)%	0%
$0.01	$27.10	2.85%		$49,458	0.79%	(0.78)%	0%
$0.01	$26.35	(5.21)%		$53,358	0.79%	(0.79)%	0%
$0.02	$27.80	11.61%		$26,409	0.79%	(0.79)%	0%
$0.03	$24.91	1.58	% (d)	$31,757	0.79%	(0.79)%	0%

$0.03	$31.93	8.30	% (d)	$164,463	0.79%	(0.78)%	0%
$0.02	$29.49	4.09%		$44,967	0.79%	(0.79)%	0%
$0.02	$28.33	(4.15)%		$69,406	0.79%	(0.79)%	0%
$0.02	$29.56	9.76%		$33,251	0.79%	(0.79)%	0%
$0.03	$26.93	3.53	% (d)	$28,275	0.79%	(0.79)%	0%

$0.01	$27.49	7.92	% (d)	$143,647	0.79%	(0.77)%	0%
$0.01	$25.48	2.62%		$95,533	0.79%	(0.78)%	0%
$0.02	$24.83	(4.59)%		$122,886	0.79%	(0.78)%	0%
$0.03	$26.02	6.31%		$57,242	0.79%	(0.79)%	0%
$0.02	$24.47	(4.59)%		$30,594	0.79%	(0.79)%	0%
$0.02	$26.22	5.00	% (d)	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Ultra Buffer ETF – May
4/30/2024 (c)	$27.34	(0.11)	3.18	3.07	–	–
10/31/2023	$26.33	(0.21)	1.21	1.00	–	–
10/31/2022	$28.52	(0.21)	(2.01)	(2.22)	–	–
10/31/2021	$26.67	(0.22)	2.05	1.83	–	–
10/31/2020 (e)	$25.63	(0.11)	1.14	1.03	–	–

Innovator U.S. Equity Ultra Buffer ETF – June
4/30/2024 (c)	$27.97	(0.12)	3.28	3.16	–	–
10/31/2023	$26.87	(0.22)	1.31	1.09	–	–
10/31/2022	$29.18	(0.21)	(2.13)	(2.34)	–	–
10/31/2021	$27.24	(0.23)	2.14	1.91	–	–
10/31/2020	$26.65	(0.21)	1.74	1.53	(1.02)	(1.02)
10/31/2019 (f)	$25.33	(0.09)	1.37	1.28	–	–

Innovator U.S. Equity Ultra Buffer ETF – July
4/30/2024 (c)	$27.87	(0.12)	3.88	3.76	–	–
10/31/2023	$25.62	(0.21)	2.44	2.23	–	–
10/31/2022	$27.37	(0.21)	(1.56)	(1.77)	–	–
10/31/2021	$25.54	(0.21)	2.02	1.81	–	–
10/31/2020	$26.31	(0.20)	1.01	0.81	(1.62)	(1.62)
10/31/2019	$24.68	(0.20)	1.78	1.58	–	–

Innovator U.S. Equity Ultra Buffer ETF – August
4/30/2024 (c)	$28.30	(0.12)	3.89	3.77	–	–
10/31/2023	$26.13	(0.21)	2.34	2.13	–	–
10/31/2022	$28.99	(0.22)	(2.68)	(2.90)	–	–
10/31/2021	$26.87	(0.22)	2.32	2.10	–	–
10/31/2020	$25.45	(0.21)	1.81	1.60	(0.21)	(0.21)
10/31/2019 (g)	$25.40	(0.05)	0.44	0.39	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was April 30, 2020.

(f)     Inception date of the Fund was May 31, 2019.

(g)    Inception date of the Fund was July 31, 2019.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$30.41	11.27	% (d)	$41,809	0.79%	(0.78)%	0%
	$0.01	$27.34	3.83%		$61,507	0.79%	(0.78)%	0%
	$0.03	$26.33	(7.67)%		$99,394	0.79%	(0.79)%	0%
	$0.02	$28.52	6.91%		$40,634	0.79%	(0.79)%	0%
	$0.01	$26.67	4.06	% (d)	$10,669	0.79%	(0.79)%	0%

$	– (h)	$31.13	11.30	% (d)	$52,138	0.79%	(0.78)%	0%
	$0.01	$27.97	4.09%		$74,112	0.79%	(0.78)%	0%
	$0.03	$26.87	(7.92)%		$114,860	0.79%	(0.79)%	0%
	$0.03	$29.18	7.10%		$21,155	0.79%	(0.79)%	0%
	$0.08	$27.24	6.26%		$14,984	0.79%	(0.79)%	0%
	$0.04	$26.65	5.19	% (d)	$2,665	0.80%	(0.80)%	0%

	$0.01	$31.64	13.55	% (d)	$76,735	0.79%	(0.77)%	0%
	$0.02	$27.87	8.78%		$161,624	0.79%	(0.77)%	0%
	$0.02	$25.62	(6.41)%		$73,650	0.79%	(0.79)%	0%
	$0.02	$27.37	7.18%		$52,689	0.79%	(0.79)%	0%
	$0.04	$25.54	3.37%		$39,583	0.79%	(0.79)%	1%
	$0.05	$26.31	6.62%		$3,889	0.79%	(0.79)%	27%

	$0.1	$32.08	13.35	% (d)	$195,709	0.79%	(0.77)%	0%
	$0.04	$28.30	8.32%		$343,891	0.79%	(0.77)%	0%
	$0.04	$26.13	(9.87)%		$82,308	0.79%	0.79%	0%
	$0.02	$28.99	7.89%		$46,383	0.79%	0.79%	0%
	$0.03	$26.87	6.46%		$45,679	0.79%	0.79%	0%
	$0.02	$25.45	1.64	% (d)	$18,452	0.79%	0.79%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment loss (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net realized and unrealized loss	Total distributions
Innovator U.S. Equity Ultra Buffer ETF – September
4/30/2024 (c)	$28.89	(0.12)	3.82	3.70	–	–
10/31/2023	$26.28	(0.22)	2.82	2.60	–	–
10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	–	–
10/31/2021	$25.83	(0.22)	2.78	2.56	–	–
10/31/2020	$25.02	(0.20)	1.09	0.89	(0.16)	(0.16)
10/31/2019 (e)	$24.59	(0.03)	0.43	0.40	–	–

Innovator U.S. Equity Ultra Buffer ETF – October
4/30/2024 (c)	$30.16	(0.13)	3.43	3.30	–	–
10/31/2023	$26.96	(0.22)	3.41	3.19	–	–
10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	–	–
10/31/2021	$25.70	(0.22)	2.74	2.52	–	–
10/31/2020	$25.05	(0.20)	1.41	1.21	(0.58)	(0.58)
10/31/2019	$23.64	(0.19)	1.58	1.39	–	–

Innovator U.S. Equity Ultra Buffer ETF – November
4/30/2024 (c)	$29.67	(0.12)	3.05	2.93	–	–
10/31/2023	$27.60	(0.23)	2.29	2.06	–	–
10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	–	–
10/31/2021	$27.28	(0.23)	2.22	1.99	–	–
10/31/2020	$25.53	(0.21)	1.94	1.73	–	–
10/31/2019 (f)	$25.53	–	–	–	–	–

Innovator U.S. Equity Ultra Buffer ETF – December
4/30/2024 (c)	$28.72	(0.12)	4.49	4.37	–	–
10/31/2023	$28.07	(0.22)	0.85	0.63	–	–
10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	–	–
10/31/2021	$27.15	(0.23)	2.87	2.64	–	–
10/31/2020 (g)	$26.40	(0.19)	0.91	0.72	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was August 30, 2019.

(f)     Inception date of the Fund was October 31, 2019.

(g)    Inception date of the Fund was November 29, 2019.

(h)    Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (h)	$32.59	12.81	% (d)	$60,293	0.79%	(0.78)%	0%
	$0.01	$28.89	9.93%		$89,556	0.79%	(0.78)%	0%
	$0.03	$26.28	(7.54)%		$158,986	0.79%	(0.79)%	0%
	$0.03	$28.42	10.03%		$67,502	0.79%	(0.79)%	0%
	$0.08	$25.83	3.90%		$65,221	0.79%	(0.79)%	35%
	$0.03	$25.02	1.76	% (d)	$5,005	0.79%	(0.79)%	152%

$	– (h)	$33.46	10.95	% (d)	$93,691	0.79%	(0.78)%	0%
	$0.01	$30.16	11.88%		$103,295	0.79%	(0.78)%	0%
	$0.02	$26.96	(4.52)%		$113,221	0.79%	(0.79)%	0%
	$0.01	$28.23	9.85%		$62,818	0.79%	(0.79)%	0%
	$0.02	$25.70	5.00%		$105,376	0.79%	(0.79)%	0%
	$0.02	$25.05	5.98%		$135,912	0.80%	(0.79)%	4%

	$0.01	$32.61	9.89	% (d)	$53,802	0.79%	(0.78)%	0%
	$0.01	$29.67	7.48%		$30,408	0.79%	(0.79)%	0%
	$0.02	$27.60	(5.76)%		$53,126	0.79%	(0.79)%	0%
	$0.02	$29.29	7.36%		$10,982	0.79%	(0.79)%	0%
	$0.02	$27.28	6.88%		$8,867	0.79%	(0.79)%	0%
	$–	$25.53	–% (d )		$2,553	–%	–%	0%

$	– (h)	$33.09	15.20	% (d)	$88,521	0.79%	(0.78)%	0%
	$0.02	$28.72	2.34%		$69,658	0.79%	(0.78)%	0%
	$0.01	$28.07	(5.88)%		$46,311	0.79%	(0.79)%	0%
	$0.03	$29.82	9.85%		$32,059	0.79%	(0.79)%	0%
	$0.03	$27.15	2.84	% (d)	$23,756	0.79%	(0.79)%	160%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain on investments	Total from investment operations	From net investment income	Total distributions
Innovator Premium Income 10 Barrier ETF – January
4/30/2024 (c)(d)	$24.58	0.35	0.42	0.77	(0.49)	(0.49)

Innovator Premium Income 20 Barrier ETF – January
4/30/2024 (c)(d)	$24.58	0.35	0.29	0.64	(0.41)	(0.41)

Innovator Premium Income 30 Barrier ETF – January
4/30/2024 (c)(d)	$24.58	0.34	0.13	0.47	(0.34)	(0.34)

Innovator Premium Income 40 Barrier ETF – January
4/30/2024 (c)(d)	$24.58	0.35	(0.01)	0.34	(0.30)	(0.30)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Inception date of the Fund was December 29, 2023.

(e)    Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.02	$24.88	3.23	% (e)	$4,977	0.79%	4.28%	0%

$0.02	$24.83	2.69	% (e)	$9,310	0.79%	4.27%	0%

$0.03	$24.74	2.08	% (e)	$24,744	0.79%	4.24%	0%

$0.04	$24.66	1.55	% (e)	$14,181	0.79%	4.41%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain on investments	Total from investment operations	From net investment income	Net realized and unrealized loss	Return of capital	Total distributions
Innovator Premium Income 10 Barrier ETF – April
4/30/2024 (c)	$24.64	0.50	0.28	0.78	(1.14)	–	–	(1.14)
10/31/2023 (e)	$24.46	0.61	0.69	1.30	(0.68)	(0.32)	(0.14)	(1.14)

Innovator Premium Income 20 Barrier ETF – April
4/30/2024 (c)	$24.71	0.49	0.17	0.66	(0.91)	(0.06)	–	(0.97)
10/31/2023 (e)	$24.46	0.59	0.61	1.20	(0.79)	(0.18)	–	(0.97)

Innovator Premium Income 30 Barrier ETF – April
4/30/2024 (c)	$24.69	0.48	0.14	0.62	(0.72)	(0.08)	–	(0.80)
10/31/2023 (e)	$24.46	0.58	0.43	1.01	(0.66)	(0.14)	–	(0.80)

Innovator Premium Income 40 Barrier ETF – April
4/30/2024 (c)	$24.63	0.46	0.10	0.56	(0.67)	–	–	(0.67)
10/31/2023 (e)	$24.46	0.56	0.25	0.81	(0.62)	(0.05)	–	(0.67)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was March 31, 2023.

(f)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

	$0.01	$24.29	3.21	% (d)	$7,895	0.79%	4.08%	0%
	$0.02	$24.64	5.44	% (d)	$8,008	0.79%	4.27%	0%

$	– (f)	$24.40	2.69	% (d)	$25,622	0.79%	3.93%	0%
	$0.02	$24.71	5.04	% (d)	$26,563	0.79%	4.10%	0%

$	– (f)	$24.51	2.54	% (d)	$37,988	0.79%	3.91%	0%
	$0.02	$24.69	4.23	% (d)	$48,754	0.79%	4.08%	0%

	$0.01	$24.53	2.32	% (d)	$20,846	0.79%	3.75%	0%
	$0.03	$24.63	3.49	% (d)	$33,252	0.79%	3.98%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Net realized and unrealized loss		Return of capital	Total distributions
Innovator Premium Income 10 Barrier ETF – July
4/30/2024 (c)	$24.25	0.57	1.31	1.88	(1.04)	–		–	(1.04)
10/31/2023 (e)	$24.73	0.40	(0.38)	0.02	(0.32)	–		(0.20)	(0.52)

Innovator Premium Income 20 Barrier ETF – July
4/30/2024 (c)	$24.56	0.56	0.83	1.39	(0.92)	–		–	(0.92)
10/31/2023 (e)	$24.72	0.39	(0.11)	0.28	(0.30)	–		(0.16)	(0.46)

Innovator Premium Income 30 Barrier ETF – July
4/30/2024 (c)	$24.77	0.56	0.47	1.03	(0.80)	–		–	(0.80)
10/31/2023 (e)	$24.73	0.39	0.02	0.41	(0.34)	–		(0.06)	(0.40)

Innovator Premium Income 40 Barrier ETF – July
4/30/2024 (c)	$24.83	0.56	0.27	0.83	(0.69)	(0.02)		–	(0.71)
10/31/2023 (e)	$24.73	0.39	0.03	0.42	(0.35)	(0.00	) (f)	–	(0.35)

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was June 30, 2023.

(f)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

					SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share		Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$	– (f)	$25.09	7.79	% (d)	$4,390	0.79%	4.55%	0%
	$0.02	$24.25	0.17	% (d)	$4,851	0.79%	4.94%	0%

$	– (f)	$25.03	5.69	% (d)	$23,776	0.79%	4.52%	0%
	$0.02	$24.56	1.20	% (d)	$25,172	0.79%	4.86%	0%

$	– (f)	$25.00	4.18	% (d)	$25,624	0.79%	4.50%	0%
	$0.03	$24.77	1.79	% (d)	$28,487	0.79%	4.77%	0%

$	– (f)	$24.95	3.38	% (d)	$8,732	0.79%	4.50%	0%
$	– (f)	$24.83	1.82	% (d)	$8,068	0.79%	4.77%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions
Innovator Premium Income 10 Barrier ETF – October
4/30/2024 (c)	$23.79	0.57	1.07	1.64	(1.09)	(1.09)
10/31/2023 (e)	$23.82	0.09	(0.15)	(0.06)	–	–

Innovator Premium Income 20 Barrier ETF – October
4/30/2024 (c)	$23.83	0.56	0.77	1.33	(0.93)	(0.93)
10/31/2023 (e)	$23.82	0.09	(0.10)	(0.01)	–	–

Innovator Premium Income 30 Barrier ETF – October
4/30/2024 (c)	$23.86	0.56	0.49	1.05	(0.79)	(0.79)
10/31/2023 (e)	$23.82	0.09	(0.08)	0.01	–	–

Innovator Premium Income 40 Barrier ETF – October
4/30/2024 (c)	$23.86	0.55	0.31	0.86	(0.69)	(0.69)
10/31/2023 (e)	$23.82	0.09	(0.08)	0.01	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited.

(d)    Not annualized for periods less than one year.

(e)    Inception date of the Fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$24.35	7.04	% (d)	$4,871	0.79%	4.65%	0%
$0.03	$23.79	(0.14	)% (d)	$2,973	0.79%	4.96%	0%

$0.01	$24.24	5.68	% (d)	$19,390	0.79%	4.63%	0%
$0.02	$23.83	0.04	% (d)	$10,724	0.79%	5.08%	0%

$0.01	$24.13	4.47	% (d)	$22,922	0.79%	4.62%	0%
$0.03	$23.86	0.17	% (d)	$13,720	0.79%	5.06%	0%

$0.02	$24.05	3.69	% (d)	$13,827	0.79%	4.58%	0%
$0.03	$23.86	0.17	% (d)	$6,562	0.79%	4.90%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Return of capital	Total distributions
Innovator Premium Income 9 Buffer ETF – January
4/30/2024 (c)(d)	$24.48	0.34	0.29	0.63	(0.54)	–	(0.54)

Innovator Premium Income 9 Buffer ETF – April
4/30/2024 (c)(f)	$24.92	0.09	(0.17)	(0.08)	(0.13)	–	(0.13)

Innovator Premium Income 9 Buffer ETF – October
4/30/2024 (c)	$23.63	0.55	0.72	1.27	(0.91)	–	(0.91)
10/31/2023 (g)	$23.74	0.09	(0.07)	0.02	(0.06)	(0.09)	(0.15)

Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly
4/30/2024 (c)	$25.23	(0.09)	2.90	2.81	–	–	–
10/31/2023 (g)	$25.61	(0.01)	(0.39)	(0.40)	–	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited.

(d)    Inception date of the Fund was December 29, 2023.

(e)    Not annualized for periods less than one year.

(f)     Inception date of the Fund was March 28, 2024.

(g)    Inception date of the Fund was September 29, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$24.58	2.63	% (e)	$8,604	0.79%	4.20%	0%

$0.01	$24.72	(0.29	)% (e)	$1,236	0.79%	4.62%	0%

$0.01	$24.00	5.45	% (e)	$13,801	0.79%	4.56%	0%
$0.02	$23.63	0.18	% (e)	$2,363	0.79%	5.14%	0%

$0.02	$28.06	11.22	% (e)	$78,569	0.69%	(0.68)%	0%
$0.02	$25.23	1.49	% (e)	$12,615	0.69%	(0.68)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Return of capital	Total distributions
Innovator Premium Income 15 Buffer ETF – January
4/30/2024 (c)(d)	$24.48	0.33	0.19	0.52	(0.46)	–	(0.46)

Innovator Premium Income 15 Buffer ETF – April
4/30/2024 (c)(f)	$24.92	0.10	(0.10)	–(h)	(0.12)	–	(0.12)

Innovator Premium Income 15 Buffer ETF – October
4/30/2024 (c)	$23.68	0.54	0.48	1.02	(0.79)	–	(0.79)
10/31/2023 (g)	$23.73	0.09	(0.03)	0.06	(0.06)	(0.07)	(0.13)

Innovator U.S. Equity 10 Buffer ETF – Quarterly
4/30/2024 (c)	$25.53	(0.09)	1.66	1.57	–	–	–
10/31/2023 (g)	$25.61	(0.01)	(0.09)	(0.10)	–	–	–

(a)    Net investment income per share has been calculated based on average shares outstanding during the period.

(b)    Annualized for periods less than one year.

(c)    Unaudited.

(d)    Inception date of the Fund was December 29, 2023.

(e)    Not annualized for periods less than one year.

(f)     Inception date of the Fund was March 28, 2024.

(g)    Inception date of the Fund was September 29, 2023.

(h)    Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

				SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return		Net assets, end of period (in thousands)	Ratio to Average Net Assets of: Expenses (b)	Ratio to Average Net Assets of: Net Investment Income/(loss) (b)	Portfolio turnover rate

$0.01	$24.55	2.16	% (e)	$17,185	0.79%	4.04%	0%

$0.01	$24.81	0.01	% (e)	$2,481	0.79%	4.84%	0%

$0.01	$23.92	4.42	% (e)	$19,736	0.79%	4.56%	0%
$0.02	$23.68	0.32	% (e)	$7,103	0.79%	4.97%	0%

$0.02	$27.12	6.20	% (e)	$118,635	0.69%	(0.68)%	0%
$0.02	$25.53	(0.30	)% (e)	$24,896	0.69%	(0.68)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.    ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which sixty are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund(a)
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF – January	JAND	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – January	JANQ	December 29, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – April	APRQ	March 31, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – July	JULD	June 30, 2023	S&P 500® Index

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Fund(a)
Innovator Premium Income 20 Barrier ETF – July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF – October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF – October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF – October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF – October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF – January	HJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – April	HAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF – October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF – October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF – Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF – October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator International Developed Power Buffer ETF – January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF – December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Growth-100 Power Buffer ETF – January	NJAN	December 31, 2019	Invesco QQQ Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator Growth-100 Power Buffer ETF – April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF – October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF – January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF – October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Equity Accelerated ETF – January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF – October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF – January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF – October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF – Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF – Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF – 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF – 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and a predetermined buffer (a “Buffer”), each as applicable, against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-,

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2024:

Innovator U.S. Equity Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$265,316,055	$–	$265,316,055
Total Assets	$–	$265,316,055	$–	$265,316,055

Liabilities:
Options Written	$–	$(6,495,387)	$–	$(6,495,387)
Total Liabilities	$–	$(6,495,387)	$–	$(6,495,387)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – February

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$223,829,195	$–	$223,829,195
Total Assets	$–	$223,829,195	$–	$223,829,195

Liabilities:
Options Written	$–	$(6,526,591)	$–	$(6,526,591)
Total Liabilities	$–	$(6,526,591)	$–	$(6,526,591)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – March

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$187,101,090	$–	$187,101,090
Total Assets	$–	$187,101,090	$–	$187,101,090

Liabilities:
Options Written	$–	$(5,136,450)	$–	$(5,136,450)
Total Liabilities	$–	$(5,136,450)	$–	$(5,136,450)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$231,772,776	$–	$231,772,776
Total Assets	$–	$231,772,776	$–	$231,772,776

Liabilities:
Options Written	$–	$(7,482,096)	$–	$(7,482,096)
Total Liabilities	$–	$(7,482,096)	$–	$(7,482,096)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Buffer ETF – May

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$111,872,512	$–	$111,872,512
Total Assets	$–	$111,872,512	$–	$111,872,512

Liabilities:
Options Written	$–	$(3,777,536)	$–	$(3,777,536)
Total Liabilities	$–	$(3,777,536)	$–	$(3,777,536)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – June

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$90,747,587	$–	$90,747,587
Total Assets	$–	$90,747,587	$–	$90,747,587

Liabilities:
Options Written	$–	$(1,879,308)	$–	$(1,879,308)
Total Liabilities	$–	$(1,879,308)	$–	$(1,879,308)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$189,110,716	$–	$189,110,716
Total Assets	$–	$189,110,716	$–	$189,110,716

Liabilities:
Options Written	$–	$(1,034,796)	$–	$(1,034,796)
Total Liabilities	$–	$(1,034,796)	$–	$(1,034,796)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – August

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$157,723,722	$–	$157,723,722
Total Assets	$–	$157,723,722	$–	$157,723,722

Liabilities:
Options Written	$–	$(660,857)	$–	$(660,857)
Total Liabilities	$–	$(660,857)	$–	$(660,857)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Buffer ETF – September

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$148,571,807	$–	$148,571,807
Total Assets	$–	$148,571,807	$–	$148,571,807

Liabilities:
Options Written	$–	$(1,740,709)	$–	$(1,740,709)
Total Liabilities	$–	$(1,740,709)	$–	$(1,740,709)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$174,219,359	$–	$174,219,359
Total Assets	$–	$174,219,359	$–	$174,219,359

Liabilities:
Options Written	$–	$(6,151,933)	$–	$(6,151,933)
Total Liabilities	$–	$(6,151,933)	$–	$(6,151,933)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – November

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$108,114,066	$–	$108,114,066
Total Assets	$–	$108,114,066	$–	$108,114,066

Liabilities:
Options Written	$–	$(5,905,472)	$–	$(5,905,472)
Total Liabilities	$–	$(5,905,472)	$–	$(5,905,472)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Buffer ETF – December

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$149,486,220	$–	$149,486,220
Total Assets	$–	$149,486,220	$–	$149,486,220

Liabilities:
Options Written	$–	$(4,140,810)	$–	$(4,140,810)
Total Liabilities	$–	$(4,140,810)	$–	$(4,140,810)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Power Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$1,174,542,099	$–	$1,174,542,099
Total Assets	$–	$1,174,542,099	$–	$1,174,542,099

Liabilities:
Options Written	$–	$(36,458,784)	$–	$(36,458,784)
Total Liabilities	$–	$(36,458,784)	$–	$(36,458,784)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – February

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$765,001,993	$–	$765,001,993
Total Assets	$–	$765,001,993	$–	$765,001,993

Liabilities:
Options Written	$–	$(26,836,417)	$–	$(26,836,417)
Total Liabilities	$–	$(26,836,417)	$–	$(26,836,417)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – March

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$720,476,878	$–	$720,476,878
Total Assets	$–	$720,476,878	$–	$720,476,878

Liabilities:
Options Written	$–	$(18,061,079)	$–	$(18,061,079)
Total Liabilities	$–	$(18,061,079)	$–	$(18,061,079)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$945,783,736	$–	$945,783,736
Total Assets	$–	$945,783,736	$–	$945,783,736

Liabilities:
Options Written	$–	$(24,065,975)	$–	$(24,065,975)
Total Liabilities	$–	$(24,065,975)	$–	$(24,065,975)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Power Buffer ETF – May

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$433,305,288	$–	$433,305,288
Total Assets	$–	$433,305,288	$–	$433,305,288

Liabilities:
Options Written	$–	$(14,834,664)	$–	$(14,834,664)
Total Liabilities	$–	$(14,834,664)	$–	$(14,834,664)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – June

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$455,642,550	$–	$455,642,550
Total Assets	$–	$455,642,550	$–	$455,642,550

Liabilities:
Options Written	$–	$(24,412,200)	$–	$(24,412,200)
Total Liabilities	$–	$(24,412,200)	$–	$(24,412,200)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$770,893,687	$–	$770,893,687
Total Assets	$–	$770,893,687	$–	$770,893,687

Liabilities:
Options Written	$–	$(16,152,929)	$–	$(16,152,929)
Total Liabilities	$–	$(16,152,929)	$–	$(16,152,929)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – August

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$715,557,290	$–	$715,557,290
Total Assets	$–	$715,557,290	$–	$715,557,290

Liabilities:
Options Written	$–	$(8,133,615)	$–	$(8,133,615)
Total Liabilities	$–	$(8,133,615)	$–	$(8,133,615)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Power Buffer ETF – September

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$709,753,759	$–	$709,753,759
Total Assets	$–	$709,753,759	$–	$709,753,759

Liabilities:
Options Written	$–	$(18,414,864)	$–	$(18,414,864)
Total Liabilities	$–	$(18,414,864)	$–	$(18,414,864)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$650,976,156	$–	$650,976,156
Total Assets	$–	$650,976,156	$–	$650,976,156

Liabilities:
Options Written	$–	$(38,590,614)	$–	$(38,590,614)
Total Liabilities	$–	$(38,590,614)	$–	$(38,590,614)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – November

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$788,664,045	$–	$788,664,045
Total Assets	$–	$788,664,045	$–	$788,664,045

Liabilities:
Options Written	$–	$(64,255,990)	$–	$(64,255,990)
Total Liabilities	$–	$(64,255,990)	$–	$(64,255,990)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Power Buffer ETF – December

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$854,382,630	$–	$854,382,630
Total Assets	$–	$854,382,630	$–	$854,382,630

Liabilities:
Options Written	$–	$(37,074,440)	$–	$(37,074,440)
Total Liabilities	$–	$(37,074,440)	$–	$(37,074,440)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Ultra Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$197,831,692	$–	$197,831,692
Total Assets	$–	$197,831,692	$–	$197,831,692

Liabilities:
Options Written	$–	$(5,392,352)	$–	$(5,392,352)
Total Liabilities	$–	$(5,392,352)	$–	$(5,392,352)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – February

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$94,973,125	$–	$94,973,125
Total Assets	$–	$94,973,125	$–	$94,973,125

Liabilities:
Options Written	$–	$(2,629,856)	$–	$(2,629,856)
Total Liabilities	$–	$(2,629,856)	$–	$(2,629,856)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – March

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$166,387,920	$–	$166,387,920
Total Assets	$–	$166,387,920	$–	$166,387,920

Liabilities:
Options Written	$–	$(2,336,868)	$–	$(2,336,868)
Total Liabilities	$–	$(2,336,868)	$–	$(2,336,868)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$144,927,864	$–	$144,927,864
Total Assets	$–	$144,927,864	$–	$144,927,864

Liabilities:
Options Written	$–	$(1,634,478)	$–	$(1,634,478)
Total Liabilities	$–	$(1,634,478)	$–	$(1,634,478)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Ultra Buffer ETF – May

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$42,590,996	$–	$42,590,996
Total Assets	$–	$42,590,996	$–	$42,590,996

Liabilities:
Options Written	$–	$(911,993)	$–	$(911,993)
Total Liabilities	$–	$(911,993)	$–	$(911,993)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – June

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$55,560,271	$–	$55,560,271
Total Assets	$–	$55,560,271	$–	$55,560,271

Liabilities:
Options Written	$–	$(3,510,633)	$–	$(3,510,633)
Total Liabilities	$–	$(3,510,633)	$–	$(3,510,633)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$78,298,596	$–	$78,298,596
Total Assets	$–	$78,298,596	$–	$78,298,596

Liabilities:
Options Written	$–	$(1,762,457)	$–	$(1,762,457)
Total Liabilities	$–	$(1,762,457)	$–	$(1,762,457)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – August

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$197,515,440	$–	$197,515,440
Total Assets	$–	$197,515,440	$–	$197,515,440

Liabilities:
Options Written	$–	$(2,243,050)	$–	$(2,243,050)
Total Liabilities	$–	$(2,243,050)	$–	$(2,243,050)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator U.S. Equity Ultra Buffer ETF – September

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$61,801,233	$–	$61,801,233
Total Assets	$–	$61,801,233	$–	$61,801,233

Liabilities:
Options Written	$–	$(1,616,858)	$–	$(1,616,858)
Total Liabilities	$–	$(1,616,858)	$–	$(1,616,858)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$99,635,012	$–	$99,635,012
Total Assets	$–	$99,635,012	$–	$99,635,012

Liabilities:
Options Written	$–	$(6,123,823)	$–	$(6,123,823)
Total Liabilities	$–	$(6,123,823)	$–	$(6,123,823)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – November

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$58,467,695	$–	$58,467,695
Total Assets	$–	$58,467,695	$–	$58,467,695

Liabilities:
Options Written	$–	$(4,800,251)	$–	$(4,800,251)
Total Liabilities	$–	$(4,800,251)	$–	$(4,800,251)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity Ultra Buffer ETF – December

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$92,013,395	$–	$92,013,395
Total Assets	$–	$92,013,395	$–	$92,013,395

Liabilities:
Options Written	$–	$(3,671,794)	$–	$(3,671,794)
Total Liabilities	$–	$(3,671,794)	$–	$(3,671,794)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 10 Barrier ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$519,154	$–	$519,154
U.S. Treasury Bills	–	5,070,352	–	5,070,352
Total Assets	$–	$5,589,506	$–	$5,589,506

Liabilities:
Options Written	$–	$(614,630)	$–	$(614,630)
Total Liabilities	$–	$(614,630)	$–	$(614,630)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 20 Barrier ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$997,363	$–	$997,363
U.S. Treasury Bills	–	9,421,041	–	9,421,041
Total Assets	$–	$10,418,404	$–	$10,418,404

Liabilities:
Options Written	$–	$(1,113,477)	$–	$(1,113,477)
Total Liabilities	$–	$(1,113,477)	$–	$(1,113,477)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 30 Barrier ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$2,237,752	$–	$2,237,752
U.S. Treasury Bills	–	24,913,655	–	24,913,655
Total Assets	$–	$27,151,407	$–	$27,151,407

Liabilities:
Options Written	$–	$(2,444,441)	$–	$(2,444,441)
Total Liabilities	$–	$(2,444,441)	$–	$(2,444,441)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 40 Barrier ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$982,753	$–	$982,753
U.S. Treasury Bills	–	14,256,556	–	14,256,556
Total Assets	$–	$15,239,309	$–	$15,239,309

Liabilities:
Options Written	$–	$(1,066,312)	$–	$(1,066,312)
Total Liabilities	$–	$(1,066,312)	$–	$(1,066,312)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 10 Barrier ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$2,017,755	$–	$2,017,755
U.S. Treasury Bills	–	8,269,010	–	8,269,010
Total Assets	$–	$10,286,765	$–	$10,286,765

Liabilities:
Options Written	$–	$(2,391,328)	$–	$(2,391,328)
Total Liabilities	$–	$(2,391,328)	$–	$(2,391,328)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 20 Barrier ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$6,215,043	$–	$6,215,043
U.S. Treasury Bills	–	26,417,951	–	26,417,951
Total Assets	$–	$32,632,994	$–	$32,632,994

Liabilities:
Options Written	$–	$(7,010,250)	$–	$(7,010,250)
Total Liabilities	$–	$(7,010,250)	$–	$(7,010,250)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 30 Barrier ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$7,027,457	$–	$7,027,457
U.S. Treasury Bills	–	38,695,601	–	38,695,601
Total Assets	$–	$45,723,058	$–	$45,723,058

Liabilities:
Options Written	$–	$(7,732,794)	$–	$(7,732,794)
Total Liabilities	$–	$(7,732,794)	$–	$(7,732,794)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 40 Barrier ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$2,830,011	$–	$2,830,011
U.S. Treasury Bills	–	21,090,642	–	21,090,642
Total Assets	$–	$23,920,653	$–	$23,920,653

Liabilities:
Options Written	$–	$(3,073,005)	$–	$(3,073,005)
Total Liabilities	$–	$(3,073,005)	$–	$(3,073,005)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 10 Barrier ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$38,770	$–	$38,770
U.S. Treasury Bills	–	4,392,061	–	4,392,061
Total Assets	$–	$4,430,831	$–	$4,430,831

Liabilities:
Options Written	$–	$(45,610)	$–	$(45,610)
Total Liabilities	$–	$(45,610)	$–	$(45,610)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 20 Barrier ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$223,598	$–	$223,598
U.S. Treasury Bills	–	23,775,638	–	23,775,638
Total Assets	$–	$23,999,236	$–	$23,999,236

Liabilities:
Options Written	$–	$(249,458)	$–	$(249,458)
Total Liabilities	$–	$(249,458)	$–	$(249,458)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 30 Barrier ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$185,432	$–	$185,432
U.S. Treasury Bills	–	25,602,574	–	25,602,574
Total Assets	$–	$25,788,006	$–	$25,788,006

Liabilities:
Options Written	$–	$(205,440)	$–	$(205,440)
Total Liabilities	$–	$(205,440)	$–	$(205,440)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 40 Barrier ETF – July

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$40,373	$–	$40,373
U.S. Treasury Bills	–	8,729,977	–	8,729,977
Total Assets	$–	$8,770,350	$–	$8,770,350

Liabilities:
Options Written	$–	$(44,590)	$–	$(44,590)
Total Liabilities	$–	$(44,590)	$–	$(44,590)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 10 Barrier ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$154,983	$–	$154,983
U.S. Treasury Bills	–	4,896,854	–	4,896,854
Total Assets	$–	$5,051,837	$–	$5,051,837

Liabilities:
Options Written	$–	$(181,598)	$–	$(181,598)
Total Liabilities	$–	$(181,598)	$–	$(181,598)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 20 Barrier ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$677,893	$–	$677,893
U.S. Treasury Bills	–	19,463,249	–	19,463,249
Total Assets	$–	$20,141,142	$–	$20,141,142

Liabilities:
Options Written	$–	$(754,309)	$–	$(754,309)
Total Liabilities	$–	$(754,309)	$–	$(754,309)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 30 Barrier ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$678,231	$–	$678,231
U.S. Treasury Bills	–	22,977,183	–	22,977,183
Total Assets	$–	$23,655,414	$–	$23,655,414

Liabilities:
Options Written	$–	$(742,693)	$–	$(742,693)
Total Liabilities	$–	$(742,693)	$–	$(742,693)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 40 Barrier ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$302,986	$–	$302,986
U.S. Treasury Bills	–	13,829,425	–	13,829,425
Total Assets	$–	$14,132,411	$–	$14,132,411

Liabilities:
Options Written	$–	$(330,076)	$–	$(330,076)
Total Liabilities	$–	$(330,076)	$–	$(330,076)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 9 Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$8,701,834	$–	$8,701,834
Total Assets	$–	$8,701,834	$–	$8,701,834

Liabilities:
Options Written	$–	$(104,394)	$–	$(104,394)
Total Liabilities	$–	$(104,394)	$–	$(104,394)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 9 Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$1,271,538	$–	$1,271,538
Total Assets	$–	$1,271,538	$–	$1,271,538

Liabilities:
Options Written	$–	$(35,706)	$–	$(35,706)
Total Liabilities	$–	$(35,706)	$–	$(35,706)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 9 Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$13,841,925	$–	$13,841,925
Total Assets	$–	$13,841,925	$–	$13,841,925

Liabilities:
Options Written	$–	$(49,941)	$–	$(49,941)
Total Liabilities	$–	$(49,941)	$–	$(49,941)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$78,666,332	$–	$78,666,332
Total Assets	$–	$78,666,332	$–	$78,666,332

Liabilities:
Options Written	$–	$(192,898)	$–	$(192,898)
Total Liabilities	$–	$(192,898)	$–	$(192,898)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Innovator Premium Income 15 Buffer ETF – January

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$17,307,725	$–	$17,307,725
Total Assets	$–	$17,307,725	$–	$17,307,725

Liabilities:
Options Written	$–	$(135,588)	$–	$(135,588)
Total Liabilities	$–	$(135,588)	$–	$(135,588)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 15 Buffer ETF – April

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$2,524,382	$–	$2,524,382
Total Assets	$–	$2,524,382	$–	$2,524,382

Liabilities:
Options Written	$–	$(45,619)	$–	$(45,619)
Total Liabilities	$–	$(45,619)	$–	$(45,619)

Refer to the Schedule of Investments for industry classifications.

Innovator Premium Income 15 Buffer ETF – October

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Bills	$–	$19,746,064	$–	$19,746,064
Total Assets	$–	$19,746,064	$–	$19,746,064

Liabilities:
Options Written	$–	$(49,781)	$–	$(49,781)
Total Liabilities	$–	$(49,781)	$–	$(49,781)

Refer to the Schedule of Investments for industry classifications.

Innovator U.S. Equity 10 Buffer ETF – Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$119,328,396	$–	$119,328,396
Total Assets	$–	$119,328,396	$–	$119,328,396

Liabilities:
Options Written	$–	$(787,462)	$–	$(787,462)
Total Liabilities	$–	$(787,462)	$–	$(787,462)

Refer to the Schedule of Investments for industry classifications.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the year or period ended April 30, 2024.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2024 are as follows:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$265,316,055	$6,495,387
BFEB	223,829,195	6,526,591
BMAR	187,101,090	5,136,450
BAPR	231,772,776	7,482,096
BMAY	111,872,512	3,777,536
BJUN	90,747,587	1,879,308
BJUL	189,110,716	1,034,796
BAUG	157,723,722	660,857
BSEP	148,571,807	1,740,709
BOCT	174,219,359	6,151,933
BNOV	108,114,066	5,905,472
BDEC	149,486,220	4,140,810
PJAN	1,174,542,099	36,458,784
PFEB	765,001,993	26,836,417
PMAR	720,476,878	18,061,079
PAPR	945,783,736	24,065,975
PMAY	433,305,288	14,834,664
PJUN	455,642,550	24,412,200
PJUL	770,893,687	16,152,929
PAUG	715,557,290	8,133,615
PSEP	709,753,759	18,414,864
POCT	650,976,156	38,590,614
PNOV	788,664,045	64,255,990
PDEC	854,382,630	37,074,440
UJAN	197,831,692	5,392,352
UFEB	94,973,125	2,629,856
UMAR	166,387,920	2,336,868
UAPR	144,927,864	1,634,478
UMAY	42,590,996	911,993
UJUN	55,560,271	3,510,633
UJUL	78,298,596	1,762,457
UAUG	197,515,440	2,243,050
USEP	61,801,233	1,616,858
UOCT	99,635,012	6,123,823
UNOV	58,467,695	4,800,251
UDEC	92,013,395	3,671,794
JAND	519,154	614,630
JANH	997,363	1,113,477
JANJ	2,237,752	2,444,441

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
JANQ	$982,753	$1,066,312
APRD	2,017,755	2,391,328
APRH	6,215,043	7,010,250
APRJ	7,027,457	7,732,794
APRQ	2,830,011	3,073,005
JULD	38,770	45,610
JULH	223,598	249,458
JULJ	185,432	205,440
JULQ	40,373	44,590
OCTD	154,983	181,598
OCTH	677,893	754,309
OCTJ	678,231	742,693
OCTQ	302,986	330,076
HJAN	–	104,394
HAPR	–	35,706
HOCT	–	49,941
EALT	78,666,332	192,898
LJAN	–	135,588
LAPR	–	45,619
LOCT	–	49,781
ZALT	119,328,396	787,462

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$24,681,837	$1,000,842	$7,584,070	$118,868
BFEB	2,543,719	10,328,897	1,681,481	2,284,623
BMAR	6,729,875	12,741,084	3,396,178	1,624,745
BAPR	(7,307,255)	39,994,585	(9,119,421)	5,284,254
BMAY	3,439,950	13,227,806	1,528,036	2,024,074
BJUN	(37,769)	3,448,264	(30,456)	195,162
BJUL	585,907	18,724,282	25,389	2,682,393
BAUG	(176,407)	9,389,186	28,813	2,221,132
BSEP	(30,253)	4,988,984	(7,765)	573,242

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BOCT	$393,195	$3,342,443	$(74,154)	$(281,129)
BNOV	(21,909)	2,511,444	(172,057)	(231,366)
BDEC	2,482,905	4,251,718	3,961,034	1,594,397
PJAN	59,644,539	37,656,805	(2,259,354)	4,462,467
PFEB	11,494,675	54,097,388	(6,130,934)	4,828,430
PMAR	26,598,266	52,752,298	(26,577,318)	3,070,190
PAPR	(15,518,074)	136,183,047	(51,204,090)	11,281,148
PMAY	38,422,829	32,040,175	(8,734,175)	1,319,285
PJUN	442,478	18,730,403	(768,573)	(2,457,249)
PJUL	1,551,761	30,715,272	(361,272)	206,228
PAUG	3,197,512	23,628,675	(805,415)	2,755,681
PSEP	578,820	10,595,784	(420,522)	(618,330)
POCT	1,857,048	24,235,212	(1,718,984)	(4,452,565)
PNOV	585,719	15,189,418	(1,469,336)	(4,618,344)
PDEC	(20,714,034)	60,037,617	5,342,509	23,539,824
UJAN	18,793,652	2,625,329	(3,511,011)	43,224
UFEB	4,465,788	3,437,396	(1,422,245)	55,238
UMAR	7,814,559	1,354,518	(3,553,065)	(258,593)
UAPR	21,875,736	(2,546,690)	81,634	(7,901,885)
UMAY	6,640,650	2,986,697	(1,737,837)	(903,026)
UJUN	89,136	4,189,646	(71,405)	(973,590)
UJUL	(239,866)	4,588,489	277,115	(258,798)
UAUG	(2,730,492)	32,232,409	(978,305)	(237,026)
USEP	1,248,189	3,266,534	(434,221)	(690,480)
UOCT	996,977	731,243	(362,860)	(113,457)
UNOV	(4,662)	1,508,396	(166,969)	(258,503)
UDEC	(2,175,403)	7,414,285	185,771	1,219,989
JAND	–	–	–	–
JANH	–	–	–	–
JANJ	–	–	–	–
JANQ	–	–	–	–
APRD (a)	(2,158,845)	(127,099)	1,950,182	215,302
APRH (a)	(8,578,371)	(519,392)	7,777,004	974,056
APRJ (a)	(12,092,834)	(1,006,943)	10,879,513	1,730,120
APRQ (a)	(6,356,844)	(962,947)	5,080,358	1,139,806
JULD (a)	(71,032)	(105,073)	161,517	157,314
JULH (a)	(13,840)	(313,978)	22,071	500,391
JULJ (a)	(63,375)	(304,586)	105,086	444,235
JULQ (a)	(2,399)	–	6,825	–
OCTD (a)	–	–	–	–
OCTH (a)	(2,442)	–	25,121	–
OCTJ (a)	(1,888)	(19,082)	19,718	149,233
OCTQ (a)	–	–	–	–

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
HJAN (a)	$–	$–	$–	$–
HAPR	–	–	–	–
HOCT (a)	–	–	–	18,545
EALT	3,652,779	–	(1,199,371)	–
LJAN (a)	–	–	–	–
LAPR	–	–	–	–
LOCT (a)	–	–	(10)	–
ZALT	3,976,842	5,883,111	(6,331,814)	305,206

(a)  Amount is included in realized gain/(loss) on investments on the Statement of Operations.

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$5,587,922	$(5,596,646)
BFEB	3,818,396	(2,524,917)
BMAR	(4,451,795)	(2,323,586)
BAPR	(5,568,972)	(4,437,821)
BMAY	1,177,993	(3,045,839)
BJUN	12,831,193	(742,040)
BJUL	27,809,101	4,693,585
BAUG	18,042,249	4,962,143
BSEP	18,427,527	3,972,993
BOCT	23,073,608	(728,925)
BNOV	13,916,990	(2,320,336)
BDEC	11,458,049	(5,088,837)
PJAN	27,517,484	(29,581,994)
PFEB	15,127,808	(18,294,173)
PMAR	(16,012,403)	(7,383,969)
PAPR	(21,759,132)	(11,969,439)
PMAY	4,975,337	(14,020,716)
PJUN	63,758,600	(20,951,382)
PJUL	102,676,752	(5,462,888)
PAUG	84,956,833	8,280,576
PSEP	82,417,281	(965,577)
POCT	85,269,153	(22,238,474)
PNOV	104,119,113	(37,142,214)
PDEC	67,024,797	(40,278,991)
UJAN	2,204,078	(5,691,627)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
UFEB	$1,640,240	$(1,639,509)
UMAR	(3,101,639)	410,498
UAPR	(3,620,468)	(1,137,526)
UMAY	650,473	(1,356,284)
UJUN	8,066,597	(3,552,752)
UJUL	15,373,218	(2,859,587)
UAUG	23,068,091	(2,927,468)
USEP	9,562,190	(1,486,406)
UOCT	14,559,013	(4,778,834)
UNOV	7,243,311	(3,333,891)
UDEC	7,917,037	(3,392,035)
JAND	(450,083)	519,063
JANH	(934.182)	1,036,282
JANJ	(1,728,728)	1,862,536
JANQ	(451,717)	488,174
APRD	1,772,652	(1,565,797)
APRH	7,128,988	(6,616,912)
APRJ	9,801,495	(9,097,110)
APRQ	5,580,896	(4,406,966)
JULD	(1,130,913)	1,239,790
JULH	(5,718,969)	6,354,195
JULJ	(4,321,428)	4,648,500
JULQ	(1,006,642)	1,092,291
OCTD	(1,010,918)	1,188,701
OCTH	(4,019,784)	4,482,302
OCTJ	(4,079,252)	4,324,066
OCTQ	(1,262,247)	1,356,383
HJAN	–	114,823
HAPR	–	(6,045)
HOCT	–	192,582
EALT	(830,268)	103,540
LJAN	–	173,177
LAPR	–	(2,297)
LOCT	–	222,784
ZALT	(1,672,526)	816,582

(b)  Amount is included in the change in unrealized appreciation/(depreciation) on investments on the statement of operations.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2024, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$238,444,724	$(6,833,653)
BFEB	161,123,554	(4,851,367)
BMAR	127,460,008	(3,193,546)
BAPR	172,591,726	(4,160,871)
BMAY	114,598,357	(3,346,845)
BJUN	101,095,690	(2,962,395)
BJUL	292,777,988	(4,116,809)
BAUG	221,003,706	(2,819,421)
BSEP	175,710,782	(3,565,821)
BOCT	188,063,837	(7,689,740)
BNOV	115,124,406	(6,699,405)
BDEC	145,989,275	(5,188,213)
PJAN	1,041,367,826	(38,161,237)
PFEB	639,822,482	(24,898,020)
PMAR	498,030,533	(18,317,286)
PAPR	637,178,338	(24,179,590)
PMAY	474,861,332	(24,385,977)
PJUN	519,201,008	(29,126,518)
PJUL	950,552,589	(26,326,009)
PAUG	900,607,068	(17,346,332)
PSEP	760,741,337	(24,532,581)
POCT	776,847,667	(47,947,770)
PNOV	(69,358,951)	847,408,934
PDEC	843,417,547	(41,075,982)
UJAN	170,894,284	(5,624,462)
UFEB	74,509,031	(2,528,922)
UMAR	83,282,023	(2,436,702)
UAPR	95,354,859	(3,600,881)
UMAY	53,960,319	(3,035,286)
UJUN	66,357,034	(4,145,753)
UJUL	107,875,455	(2,813,867)
UAUG	323,941,784	(5,113,932)
USEP	83,805,874	(2,400,001)
UOCT	104,423,155	(6,365,022)
UNOV	61,346,792	(4,981,832)
UDEC	91,169,096	(3,842,947)
JAND	487,393	(572,219)
JANH	906,178	(1,009,330)
JANJ	1,890,921	(2,056,904)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
JANQ	$771,970	$(833,793)
APRD	677,911	(799,772)
APRH	2,171,037	(2,430,932)
APRJ	2,724,248	(2,979,333)
APRQ	1.168.627	(1,263,532)
JULD	190.059	(236,349)
JULH	1.075.124	(1,204,519)
JULJ	933.637	(1,021,869)
JULQ	232.440	(252,327)
OCTD	321.996	(376,645)
OCTH	1.429.780	(1,587,544)
OCTJ	1.564.948	(1,702,388)
OCTQ	508.875	(549,747)
HJAN	–	(106,283)
HAPR	–	(32,709)
HOCT	–	(96,642)
EALT	33.417.003	(233,214)
LJAN	–	(130,353)
LAPR	–	(32,889)
LOCT	–	(86,780)
ZALT	78,160,228	(1,580,928)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2024, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

value per share. For the year or period ended October 31, 2023, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$(13,914,914)	$13,914,914
BFEB	(4,111,440)	4,111,440
BMAR	(3,385,100)	3,385,100
BAPR	(9,528,348)	9,528,348
BMAY	(8,153,343)	8,153,343
BJUN	(12,969,100)	12,969,100
BJUL	(18,066,455)	18,066,455
BAUG	(20,689,527)	20,689,527
BSEP	(16,273,031)	16,273,031
BOCT	(40,509,079)	40,509,079
BNOV	(11,067,019)	11,067,019
BDEC	(6,828,938)	6,828,938
PJAN	(43,031,817)	43,031,817
PFEB	(23,278,290)	23,278,290
PMAR	(21,620,374)	21,620,374
PAPR	(38,901,551)	38,901,551
PMAY	(24,245,270)	24,245,270
PJUN	(21,064,155)	21,064,155
PJUL	(78,710,467)	78,710,467
PAUG	(84,496,631)	84,496,631
PSEP	(108,674,348)	108,674,348
POCT	(85,310,256)	85,310,256
PNOV	(107,933,226)	107,933,226
PDEC	(27,890,892)	27,890,892
UJAN	(18,703,881)	18,703,881
UFEB	(3,790,125)	3,790,125
UMAR	(5,367,819)	5,367,819
UAPR	(7,766,755)	7,766,755
UMAY	(7,995,165)	7,995,165
UJUN	(7,812,120)	7,812,120
UJUL	(4,372,782)	4,372,782
UAUG	(15,842,999)	15,842,999
USEP	(18,978,000)	18,978,000
UOCT	(10,917,563)	10,917,563
UNOV	(2,421,266)	2,421,266
UDEC	(6,022,789)	6,022,789
APRD	–	–
APRH	(180,954)	180,954
APRJ	(42,523)	42,523
APRQ	(191,812)	191,812
JULD	–	–
JULH	–	–

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
JULJ	$–	$–
JULQ	–	–
OCTD	–	–
OCTH	–	–
OCTJ	–	–
OCTQ	–	–
EALT	–	–
ZALT	–	–
HOCT	–	–
LOCT	–	–

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.    INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, EALT and ZALT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, there were no purchases or proceeds from long-term sales of investment securities.

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BJAN	$–	$18,519,312
BFEB	–	73,352,995
BMAR	–	70,686,114
BAPR	–	197,910,620
BMAY	–	79,745,131
BJUN	–	29,644,968
BJUL	–	206,550,615
BAUG	–	117,874,980
BSEP	–	61,437,418
BOCT	–	28,056,580
BNOV	–	18,829,387
BDEC	–	40,683,934
PJAN	–	236,564,964
PFEB	2,718,912	414,516,223

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	In-Kind Creations	In-Kind Redemptions
PMAR	$2,760,783	$279,878,981
PAPR	–	696,062,632
PMAY	–	215,926,547
PJUN	–	163,795,173
PJUL	–	371,579,820
PAUG	–	277,466,061
PSEP	–	102,274,799
POCT	–	195,353,041
PNOV	12,621,434	108,273,210
PDEC	–	515,834,697
UJAN	1,731,040	25,301,796
UFEB	–	24,969,496
UMAR	2,377,395	10,848,478
UAPR	–	117,403,195
UMAY	–	27,777,302
UJUN	–	35,327,698
UJUL	–	57,206,804
UAUG	–	286,401,699
USEP	–	28,586,738
UOCT	–	9,795,434
UNOV	–	9,404,876
UDEC	–	71,486,059
JAND	–	–
JANH	–	–
JANJ	–	–
JANQ	–	–
APRD	–	353,571
APRH	–	54,759
APRJ	–	1,041,269
APRQ	–	715,945
JULD	–	51,544
JULH	–	144,236
JULJ	–	316,313
JULQ	–	–
OCTD	–	–
OCTH	–	–
OCTJ	–	75,871
OCTQ	–	–
HJAN	–	–
HAPR	–	–
HOCT	–	4,609
EALT	15,962,895	40,040,526
LJAN	–	–
LAPR	–	–
LOCT	–	–
ZALT	–	71,997,336

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.    CREATION AND REDEMPTION TRANSACTIONS

There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.    FEDERAL INCOME TAX INFORMATION

At October 31, 2023, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BJAN	$137,059,150	$20,812,252	$(9,313,035)	$11,499,217
BFEB	96,840,870	6,882,101	(3,730,190)	3,151,911
BMAR	82,564,042	8,540,243	(3,509,720)	5,030,523
BAPR	146,990,591	9,231,210	(4,688,540)	4,542,670
BMAY	109,173,530	4,322,707	(2,475,753)	1,846,954

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BJUN	$100,381,217	$2,176,727	$(1,458,006)	$718,721
BJUL	355,014,819	8,946,679	(22,119,945)	(13,173,266)
BAUG	192,570,582	7,015,022	(17,425,812)	(10,410,790)
BSEP	186,606,979	5,769,031	(14,151,018)	(8,381,987)
BOCT	173,756,153	1,806,979	(4,224,830)	(2,417,851)
BNOV	83,937,625	–	(17,340)	(17,340)
BDEC	92,390,982	9,676,140	(6,073,118)	3,603,022
PJAN	522,991,999	83,662,889	(36,805,974)	46,856,915
PFEB	428,877,600	30,762,359	(16,581,255)	14,181,104
PMAR	356,381,816	36,627,688	(15,327,910)	21,299,778
PAPR	562,086,495	35,718,059	(17,651,870)	18,066,189
PMAY	450,417,184	19,586,645	(10,621,695)	8,964,950
PJUN	516,547,354	12,194,189	(6,991,842)	5,202,347
PJUL	1,026,619,571	34,554,719	(61,179,940)	(26,625,221)
PAUG	924,453,041	41,337,685	(78,957,103)	(37,619,418)
PSEP	716,319,702	27,402,354	(52,022,533)	(24,620,179)
POCT	731,984,614	8,520,604	(14,373,634)	(5,853,030)
PNOV	623,733,615	–	(127,812)	(127,812)
PDEC	544,502,942	55,626,461	(36,535,283)	19,091,178
UJAN	106,495,340	15,548,624	(6,102,326)	9,446,298
UFEB	48,050,445	3,115,696	(1,673,962)	1,441,734
UMAR	43,423,514	3,045,033	(1,510,788)	1,534,245
UAPR	93,390,583	4,901,627	(2,694,760)	2,206,867
UMAY	60,855,411	2,073,620	(1,375,860)	697,760
UJUN	73,638,855	1,510,678	(998,518)	512,160
UJUL	166,930,179	4,578,810	(9,790,464)	(5,211,654)
UAUG	353,264,910	6,654,132	(15,871,415)	(9,217,283)
USEP	92,763,455	2,644,590	(5,823,301)	(3,178,711)
UOCT	104,395,659	1,237,322	(2,319,489)	(1,082,167)
UNOV	30,412,754	–	(6,279)	(6,279)
UDEC	69,508,262	4,227,478	(4,031,143)	196,335
APRD	8,035,754	–	(21,815)	(21,815)
APRH	26,665,467	–	(84,401)	(84,401)
APRJ	48,933,719	–	(151,612)	(151,612)
APRQ	33,397,885	–	(121,174)	(121,174)
JULD	4,855,627	–	(1,792)	(1,792)
JULH	25,198,573	–	(9,883)	(9,883)
JULJ	28,517,988	–	(12,732)	(12,732)
JULQ	8,076,278	–	(2,661)	(2,661)
OCTD	2,975,788	–	(1,489)	(1,489)
OCTH	10,733,603	–	(5,369)	(5,369)
OCTJ	13,732,763	–	(6,870)	(6,870)
OCTQ	6,567,725	–	(2,617)	(2,617)
EALT	12,890,630	118,574	(390,975)	(272,401)
ZALT	24,942,003	314,947	(354,027)	(39,080)
HOCT	2,382,334	2	(3,251)	(3,249)
LOCT	7,145,973	5	(6,296)	(6,291)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
BJAN	$(53,284,794)	$–	$–	$11,499,217	$(41,785,577)
BFEB	(6,600,439)	–	–	3,151,911	(3,448,528)
BMAR	(5,934,809)	–	–	5,030,523	(904,286)
BAPR	(9,460,775)	–	–	4,542,670	(4,918,105)
BMAY	(11,992,691)	–	–	1,846,954	(10,145,737)
BJUN	(11,457,017)	–	–	718,721	(10,738,296)
BJUL	–	–	–	(13,173,266)	(13,173,266)
BAUG	(14,443,083)	–	–	(10,410,790)	(24,853,873)
BSEP	(7,229,864)	–	–	(8,381,987)	(15,611,851)
BOCT	(24,217,121)	–	–	(2,417,851)	(26,634,972)
BNOV	(9,614,832)	–	–	(17,340)	(9,632,172)
BDEC	(10,510,436)	–	–	3,603,022	(6,907,414)
PJAN	(121,036,870)	–	–	46,856,915	(74,179,955)
PFEB	(25,930,675)	–	–	14,181,104	(11,749,571)
PMAR	(27,061,174)	–	–	21,299,778	(5,761,396)
PAPR	(43,735,872)	–	–	18,066,189	(25,669,683)
PMAY	(41,360,956)	–	–	8,964,950	(32,396,006)
PJUN	(21,483,902)	–	–	5,202,347	(16,281,555)
PJUL	(27,402,632)	–	–	(26,625,221)	(54,027,853)
PAUG	(42,589,898)	–	–	(37,619,418)	(80,209,316)
PSEP	(40,426,660)	–	–	(24,620,179)	(65,046,839)
POCT	(23,018,611)	–	–	(5,853,030)	(28,871,641)
PNOV	(65,038,226)	–	–	(127,812)	(65,166,038)
PDEC	(19,758,915)	–	–	19,091,178	(667,737)
UJAN	(48,130,347)	–	–	9,446,298	(38,684,049)
UFEB	(7,153,574)	–	–	1,441,734	(5,711,840)
UMAR	(8,555,446)	–	–	1,534,245	(7,021,201)
UAPR	(8,772,581)	–	–	2,206,867	(6,565,714)
UMAY	(7,717,434)	–	–	697,760	(7,019,674)
UJUN	(4,926,629)	–	–	512,160	(4,414,469)
UJUL	(1,120,702)	–	–	(5,211,654)	(6,332,356)
UAUG	(7,846,593)	–	–	(9,217,283)	(17,063,876)
USEP	(9,440,865)	–	–	(3,178,711)	(12,619,576)
UOCT	(7,121,614)	–	–	(1,082,167)	(8,203,781)
UNOV	(3,540,129)	–	–	(6,279)	(3,546,408)
UDEC	(4,649,809)	–	–	196,335	(4,453,474)
APRD	–	–	–	(21,815)	(21,815)
APRH	–	–	62,309	(84,401)	(22,092)
APRJ	–	–	152,889	(151,612)	1,277
APRQ	–	–	–	(121,174)	(121,174)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
JULD	$(71,165)	$–	$–	$(1,792)	$(72,957)
JULH	(175,677)	–	–	(9,883)	(185,560)
JULJ	(17,925)	–	–	(12,732)	(30,657)
JULQ	–	–	6,532	(2,661)	3,871
OCTD	(14,390)	8,482	–	(1,489)	(7,397)
OCTH	(25,685)	30,715	–	(5,369)	(339)
OCTJ	(21,276)	36,958	–	(6,870)	8,812
OCTQ	(1,943)	22,204	–	(2,617)	17,644
EALT	(3,740)	–	–	(272,401)	(276,141)
ZALT	(7,047)	–	–	(39,080)	(46,127)
HOCT	–	–	–	(3,249)	(3,249)
LOCT	–	–	–	(6,291)	(6,291)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2023, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BJAN	$1,090,250
BFEB	692,339
BMAR	608,574
BAPR	983,506
BMAY	869,890
BJUN	858,025
BJUL	–
BAUG	941,895
BSEP	1,081,859
BOCT	1,134,587
BNOV	750,796
BDEC	697,267
PJAN	4,143,857
PFEB	3,333,679
PMAR	2,505,735
PAPR	3,500,223
PMAY	3,147,932
PJUN	3,051,389
PJUL	4,223,860
PAUG	4,130,121
PSEP	3,944,937
POCT	3,349,750

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Late Year Ordinary Losses
PNOV	$4,806,760
PDEC	4,337,990
UJAN	938,242
UFEB	481,005
UMAR	474,702
UAPR	941,746
UMAY	554,340
UJUN	545,892
UJUL	617,894
UAUG	827,442
USEP	644,032
UOCT	607,225
UNOV	312,440
UDEC	598,852
APRD	–
APRH	–
APRJ	–
APRQ	–
JULD	–
JULH	–
JULJ	–
JULQ	–
OCTD	–
OCTH	–
OCTJ	–
OCTQ	–
EALT	3,740
ZALT	7,047
HOCT	–
LOCT	–

At October 31, 2023, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BJAN	$52,194,541	$–
BFEB	5,908,099	–
BMAR	5,326,235	–
BAPR	8,477,269	–
BMAY	11,122,800	–
BJUN	10,598,992	–
BJUL	–	–
BAUG	13,501,188	–
BSEP	6,148,005	–
BOCT	23,082,534	–

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Indefinite Short-Term	Indefinite Long-Term
BNOV	$8,864,039	$–
BDEC	9,813,170	–
PJAN	116,893,013	–
PFEB	22,596,994	–
PMAR	24,555,438	–
PAPR	40,235,650	–
PMAY	38,213,024	–
PJUN	18,432,514	–
PJUL	23,178,772	–
PAUG	38,459,777	–
PSEP	36,481,722	–
POCT	19,668,861	–
PNOV	60,231,466	–
PDEC	15,420,925	–
UJAN	47,192,106	–
UFEB	6,672,569	–
UMAR	8,080,743	–
UAPR	7,830,835	–
UMAY	7,163,093	–
UJUN	4,380,738	–
UJUL	502,809	–
UAUG	7,019,151	–
USEP	8,796,831	–
UOCT	6,514,389	–
UNOV	3,227,688	–
UDEC	4,050,958	–
APRD	–	–
APRH	–	–
APRJ	–	–
APRQ	–	–
JULD	28,466	42,699
JULH	70,288	105,389
JULJ	7,155	10,770
JULQ	–	–
OCTD	5,756	8,634
OCTH	10,274	15,411
OCTJ	8,510	12,766
OCTQ	777	1,166
EALT	–	–
ZALT	–	–
HOCT	–	–
LOCT	–	–

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2023, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
BJUL	$5,946,425
BSEP	3,715,982
BNOV	1,776,207
POCT	9,317,600
UJUL	3,433,672
UOCT	3,851,165
UNOV	2,733,085

All other Funds did not utilize any capital loss carryforwards during the fiscal year ended October 31, 2023.

The tax character of the distributions paid by the Funds during the fiscal year ended October 31, 2023 were as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRD	$283,107	$130,166	$56,909	$470,182
APRH	879,416	200,890	–	1,080,306
APRJ	1,370,756	296,362	–	1,667,118
APRQ	946,128	73,106	–	1,019,234
JULD	56,707	–	34,284	90,991
JULH	305,873	–	164,147	470,020
JULJ	353,370	–	65,989	419,359
JULQ	114,234	699	–	114,933
HOCT	6,351	–	8,763	15,114
LOCT	17,869	–	18,403	36,272

All other Funds did not pay any distributions during the fiscal year ended October 31, 2023, and no Funds paid distributions during the fiscal year ended October 31, 2022.

7.    SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001 – present), Chief Executive Officer (2019 – present), President (2001 – 2019), Timothy Financial Counsel, Inc.	119	Tortazo, LLC (2018 – present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015 – present).	119	Board of Advisors, M4 Europe (2023 – present); Board of Advisors, Westmont College (2016 – 2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019 – present); Executive Vice President, Consumer Banking (2016 – 2019), Chief Risk Officer (2013 – 2016), MB Financial Bank.	119	Missionary Furlough Homes, Inc. (2008 – 2022); MB Financial Bank (2003 – 2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017 – present).	119	None
Officers
John W. Southard, Jr. 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017 – present); Director and Co – Founder, T2 Capital Management, LLC (2010 – present).	119	Independent Trustee, ETF Managers Group, LLC (2012 – 2018)
Kathleen Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018 – present)	119	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017 – 2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014 – 2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015 – 2019).	119	None

*  The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)  The Fund Complex includes the Funds, each series of Innovator ETFs Trust.

(b)  H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Premium Income 10 Barrier ETF – January

Innovator Premium Income 20 Barrier ETF – January

Innovator Premium Income 30 Barrier ETF – January

Innovator Premium Income 40 Barrier ETF – January

At a special Board meeting held on January 4, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Premium Income 10 Barrier ETF – January, Innovator Premium Income 20 Barrier ETF – January, Innovator Premium Income 30 Barrier ETF – January and Innovator Premium Income 40 Barrier ETF – January (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale,

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Premium Income 9 Buffer ETF – January & April

Innovator Premium Income 15 Buffer ETF – January & April

At a quarterly Board meeting held on September 11, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Premium Income 9 Buffer ETF – January & April and Innovator Premium Income 15 Buffer ETF – January & April (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.    INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.    PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.    INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.    HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.    ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

6.    TAX NOTICE

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2023, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2023, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) were, respectively:

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
BJAN	0.00%
BFEB	0.00%
BMAR	0.00%
BAPR	0.00%
BMAY	0.00%
BJUN	0.00%
BJUL	0.00%
BAUG	0.00%
BSEP	0.00%
BOCT	0.00%
BNOV	0.00%
BDEC	0.00%
PJAN	0.00%
PFEB	0.00%
PMAR	0.00%
PAPR	0.00%
PMAY	0.00%

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
PJUN	0.00%
PJUL	0.00%
PAUG	0.00%
PSEP	0.00%
POCT	0.00%
PNOV	0.00%
PDEC	0.00%
UJAN	0.00%
UFEB	0.00%
UMAR	0.00%
UAPR	0.00%
UMAY	0.00%
UJUN	0.00%
UJUL	0.00%
UAUG	0.00%
USEP	0.00%
UOCT	0.00%
UNOV	0.00%
UDEC	0.00%
APRD	29.29%
APRH	33.20%
APRJ	23.57%
APRQ	17.76%
JULD	0.00%
JULH	0.00%
JULJ	0.00%
JULQ	4.22%
OCTD	0.00%
OCTH	0.00%
OCTJ	0.00%
OCTQ	0.00%
EALT	0.00%
ZALT	0.00%
HOCT	0.00%
LOCT	0.00%

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Innovator Capital Management, LLC
109 North Hale Street
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)    N/A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)     (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust
By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer
Date	06/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer
Date	06/28/2024
By (Signature and Title)*	/s/ Kathleen Meyer
Kathleen Meyer, Principal Financial Officer
Date	06/28/2024

*        Print the name and title of each signing officer under his or her signature.